UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Telecommunications Portfolio Telecommunications Portfolio : FSTCX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Telecommunications Portfolio	$ 88	0.75%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Telecommunications Portfolio	34.31%	6.50%	6.26%
MSCI U.S. IM Telecommunication Services 25-50 Index	42.54%	6.51%	4.88%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	80.0
Wireless Telecommunication Services	11.8
Media	4.2
IT Services	0.6
Specialized REITs	0.2
Construction & Engineering	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Belgium - 3.5
Puerto Rico - 3.5
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	24.6
Verizon Communications Inc	24.0
Iridium Communications Inc	4.7
T-Mobile US Inc	4.6
Cogent Communications Holdings Inc	4.2
Frontier Communications Parent Inc	4.0
Liberty Global Ltd Class C	3.5
Liberty Latin America Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Globalstar Inc	3.0
79.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912716.100    96-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Pharmaceuticals Portfolio Pharmaceuticals Portfolio : FPHAX

This annual shareholder report contains information about Pharmaceuticals Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pharmaceuticals Portfolio	$ 69	0.67%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index for the fiscal year, especially within biotechnology. Also hurting our result was stock selection in life sciences tools & services and health care equipment.
•The largest individual relative detractor was our non-index stake in Legend Biotech (-46%). This period we increased our stake in Legend Biotech. The company was one of our biggest holdings. A non-index stake in Moderna returned about -67% and was a second notable relative detractor. An overweight in Novo Nordisk (-24%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the industry index was stock selection in pharmaceuticals.
•The top individual relative contributor was our non-index stake in UCB (+65%). We trimmed the position this period but the stock was among our biggest holdings. A second notable relative contributor was our non-index stake in Gilead Sciences (+65%). The stock was one of the fund's largest holdings. Another notable relative contributor was an underweight in Zoetis (-15%). This was a position we established this period.
•Notable changes in positioning include a lower allocation to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Pharmaceuticals Portfolio	5.32%	12.74%	8.17%
MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index	6.20%	10.78%	5.83%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,318,823,337
Number of Holdings	65
Total Advisory Fee	$9,748,578
Portfolio Turnover	51%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Pharmaceuticals	75.5
Biotechnology	18.3
Health Care Equipment & Supplies	1.8
Financial Services	0.2
Software	0.1
Consumer Staples Distribution & Retail	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.2
Preferred Stocks - 0.7
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 65.3
Denmark - 14.8
United Kingdom - 10.4
Belgium - 6.1
Germany - 1.7
Canada - 0.8
Netherlands - 0.8
Ireland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	25.0
Novo Nordisk A/S Class B ADR	14.4
Astrazeneca PLC ADR	10.4
Merck & Co Inc	5.0
UCB SA	4.9
GSK PLC ADR	4.8
Gilead Sciences Inc	4.8
Royalty Pharma PLC Class A	2.8
Legend Biotech Corp ADR	2.3
Elanco Animal Health Inc	2.2
76.6
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912726.100    580-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Transportation Portfolio Transportation Portfolio : FSRFX

This annual shareholder report contains information about Transportation Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transportation Portfolio	$ 70	0.69%
What affected the Fund's performance this period?

•Although U.S. equities gained for the 12 months ending February 28, 2025, as measured by the S&P 500® index, transportation stocks - except for airlines and marine transportation shares - considerably lagged due to weak demand for freight-hauling.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Transportation 25/50 Linked Index for the fiscal year, led by passenger airlines. An underweight in cargo ground transportation and an overweight in marine transportation also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alaska Air Group (+93%). The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Kirby (+18%). This period we decreased our investment in Kirby. The company was one of our largest holdings this period. Another notable relative contributor this period was avoiding Old Dominion Freight Lines, an index component that returned -20%.
•In contrast, the biggest detractor from performance versus the industry index was out-of-index exposure to oil & gas equipment & services. Stock picks in passenger ground transportation also hampered the fund's result.
•The biggest individual relative detractor was our non-index stake in Tidewater (-50%). This was a stake we established this period. A second notable relative detractor was an overweight in Saia (-29%). Another notable relative detractor was our non-index stake in Star Bulk Carriers (-26%). This was a position we established this period.
•Notable changes in positioning include decreased exposure to the oil & gas storage & transportation and marine transportation industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Transportation Portfolio	4.55%	14.58%	8.69%
MSCI U.S. IMI Transportation 25-50 Index	-0.76%	11.94%	7.56%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$521,506,773
Number of Holdings	39
Total Advisory Fee	$3,708,891
Portfolio Turnover	22%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Ground Transportation	52.3
Passenger Airlines	22.8
Air Freight & Logistics	17.6
Marine Transportation	3.0
Oil, Gas & Consumable Fuels	1.5
Energy Equipment & Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Panama - 2.6
Italy - 0.4
Canada - 0.3
Brazil - 0.3
Monaco - 0.3
Greece - 0.1

TOP HOLDINGS (% of Fund's net assets)
Union Pacific Corp	16.4
Uber Technologies Inc	15.5
United Parcel Service Inc Class B	9.0
CSX Corp	6.2
Norfolk Southern Corp	5.0
Alaska Air Group Inc	4.8
United Airlines Holdings Inc	4.6
Delta Air Lines Inc	4.2
FedEx Corp	3.6
SkyWest Inc	3.2
72.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912753.100    512-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Enterprise Technology Services Portfolio Enterprise Technology Services Portfolio : FBSOX

This annual shareholder report contains information about Enterprise Technology Services Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enterprise Technology Services Portfolio	$ 70	0.66%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index for the fiscal year, especially within the internet services & infrastructure category. Also hurting our result was stock picking among transaction & payment processing services and application software firms.
•The largest individual relative detractor was our stake in MongoDB (-38%). The stock was not held at period end. An overweight in EPAM Systems (-33%) hurt as well, along with outsized exposure to Block (-18%), one of our largest holdings.
•In contrast, the primary contributor to performance versus the industry index was stock selection in the data processing & outsourced services group. An underweight among internet services & infrastructure companies also boosted relative performance. Investment choices in the human resource & employment services category helped as well.
•The top individual relative contributor was an overweight in Kyndryl Holdings (+76%), a position we established this period. The company was among our biggest holdings at period end. Outsized exposure to Genpact (+76%), a stake we established this period, was another plus. An overweight in EXL Service Holdings (+56%), one of the fund's largest holdings, helped as well.
•Notable changes in positioning include increased exposure to human resource & employment services firms and a lower allocation to application software stocks.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Enterprise Technology Services Portfolio	14.01%	8.10%	12.45%
MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index	17.07%	9.06%	12.32%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,806,284,512
Number of Holdings	32
Total Advisory Fee	$11,476,825
Portfolio Turnover	63%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Financial Services	56.9
IT Services	25.7
Professional Services	11.2
Interactive Media & Services	3.0
Software	1.8
Broadline Retail	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
Ireland - 6.1
Israel - 1.2

TOP HOLDINGS (% of Fund's net assets)
Visa Inc Class A	25.0
Mastercard Inc Class A	18.2
Accenture PLC Class A	6.1
Fiserv Inc	4.9
Cognizant Technology Solutions Corp Class A	4.0
Automatic Data Processing Inc	3.9
ExlService Holdings Inc	3.5
IBM Corporation	3.0
Kyndryl Holdings Inc	3.0
Block Inc Class A	3.0
74.6
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912728.100    353-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Consumer Discretionary Portfolio Consumer Discretionary Portfolio : FSCPX

This annual shareholder report contains information about Consumer Discretionary Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Discretionary Portfolio	$ 74	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an overweight in the other specialty retail category. Also hurting our result were an overweight in apparel, accessories & luxury goods and an underweight in automobile manufacturers.
•The largest individual relative detractor was our stake in Aptiv Irish Holdings (-27%). Aptiv Irish Holdings was a subsidiary of Aptiv, until December 19, 2024, after which Aptiv Irish Holdings merged with Aptiv Swiss Holdings, also known simply as Aptiv. A second notable relative detractor was an overweight in PVH (-45%). Another notable relative detractor was an overweight in Academy Sports & Outdoors (-33%).
•In contrast, the biggest contributor to performance versus the sector index was stock picking in apparel retail. Picks in homefurnishing retail and automobile manufacturers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Williams-Sonoma (+69%), and we reduced our stake. A second notable relative contributor was an overweight in Tapestry (+85%), and we reduced our holdings. Another notable relative contributor was our non-index stake in Aritzia (+73%), and we reduced the size of the fund's position.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and footwear industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Consumer Discretionary Portfolio	12.37%	13.93%	11.08%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	14.33%	16.54%	12.96%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$549,464,442
Number of Holdings	58
Total Advisory Fee	$3,461,535
Portfolio Turnover	30%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.6
Specialty Retail	24.4
Hotels, Restaurants & Leisure	19.5
Automobiles	14.0
Textiles, Apparel & Luxury Goods	6.2
Household Durables	4.8
Automobile Components	2.9
Building Products	0.7
Consumer Staples Distribution & Retail	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 2.2
Bailiwick Of Jersey - 2.2
Brazil - 1.0
United Kingdom - 0.3
France - 0.3
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.5
Tesla Inc	12.5
Home Depot Inc/The	4.7
Lowe's Cos Inc	4.6
McDonald's Corp	2.9
TJX Cos Inc/The	2.7
Hilton Worldwide Holdings Inc	2.6
Booking Holdings Inc	2.3
Dick's Sporting Goods Inc	2.3
Aptiv PLC	2.2
61.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912757.100    517-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Insurance Portfolio Insurance Portfolio : FSPCX

This annual shareholder report contains information about Insurance Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insurance Portfolio	$ 78	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Insurance 25/50 Index for the fiscal year, especially within the property & casualty insurance industry. Picks among life & health insurance firms also hampered the fund's result, as did an overweight in the reinsurance category.
•The biggest individual relative detractor was an underweight in Progressive (+52%), despite being one of the fund's largest holdings. An underweight in Globe Life (+1%) hurt as well. The stock was not held at period end. Outsized exposure to American Financial Group (+4%) also detracted. The company was among our biggest holdings this period.
•In contrast, the biggest contributors to performance versus the industry index were picks and an overweight in insurance brokers. Stock selection among reinsurance firms further boosted relative performance. Also helping our relative result was an underweight in the multi-line insurance category.
•The top individual relative contributor was our stake in Baldwin Insurance (+49%). The stock was not held at period end. A position in Aon (+24%) was another plus. This was an investment we established this period and was among the fund's biggest holdings at the end of February. Exposure to Willis Towers Watson (+17%), an investment we established this period, also helped. The company was one of our biggest holdings at period end.
•Notable changes in positioning include increased exposure to the reinsurance industry and a lower allocation to life & health insurance stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Insurance Portfolio	23.96%	19.07%	13.52%
MSCI U.S. IMI Insurance 25-50 Index	25.30%	18.48%	13.46%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$958,967,659
Number of Holdings	22
Total Advisory Fee	$5,448,697
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Insurance	92.9
Financial Services	6.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.2
Australia - 0.6
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Marsh & McLennan Cos Inc	11.7
Chubb Ltd	10.9
Arthur J Gallagher & Co	9.1
Aon PLC	8.7
The Travelers Companies, Inc.	7.4
Willis Towers Watson PLC	4.8
Reinsurance Group of America Inc	4.6
Hartford Insurance Group Inc/The	4.6
Progressive Corp/The	4.5
MetLife Inc	4.3
70.6
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912724.100    45-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Gold Portfolio Fidelity Advisor® Gold Fund Class Z : FIJDX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 77	0.60%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	56.95%	7.82%	11.15%
S&P® Global BMI Gold Capped 20/45 Linked Index	52.89%	10.33%	14.78%
S&P 500® Index	18.41%	16.85%	13.60%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.6
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Other Investments - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 63.6
United States - 12.2
Brazil - 10.7
Australia - 6.2
United Kingdom - 2.8
South Africa - 2.1
China - 1.5
Burkina Faso - 0.9

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	16.0
Franco-Nevada Corp	11.8
Wheaton Precious Metals Corp	10.7
Newmont Corp	8.4
Alamos Gold Inc Class A	4.9
Barrick Gold Corp	4.0
Osisko Gold Royalties Ltd	3.8
Northern Star Resources Ltd	3.8
Anglogold Ashanti Plc	2.8
Orla Mining Ltd	2.8
69.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912721.100    3235-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Natural Resources Fund Fidelity® Natural Resources Fund : FNARX

This annual shareholder report contains information about Fidelity® Natural Resources Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Natural Resources Fund	$ 71	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor to the fund's performance versus the S&P North American Natural Resources Sector Index for the fiscal year, with picks in oil & gas exploration & production detracting most. Also hurting our result were an underweight in oil & gas storage & transportation and an overweight in integrated oil & gas.
•The fund's non-index stake in MEG Energy returned -27% and was the biggest individual relative detractor. The stock was one of our largest holdings. Not owning Williams Companies, an index component that gained 69%, was the second-largest relative detractor. Our stake in Kosmos Energy (-38%) also hurt. The stock was not held at period end.
•The fund's international holdings detracted overall, hampered in part by a broadly stronger U.S. dollar.
•In contrast, the biggest contributor to performance versus the industry index was stock selection in integrated oil & gas. An underweight in oil & gas exploration & production also boosted the fund's relative performance. Also contributing to our result was stock selection in copper.
•The top individual relative contributor was an underweight in ConocoPhillips (-9%). This was a position we established this period. The second-largest relative contributor was an underweight in Canadian Natural Resources (-15%). The stock was not in the portfolio as of February 28. Another notable relative contributor was an underweight in Schlumberger (-12%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the oil & gas storage & transportation and gold industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Natural Resources Fund	4.11%	17.95%	4.67%
S&P® North American Natural Resources Sector Index	12.06%	17.13%	5.04%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$571,855,459
Number of Holdings	38
Total Advisory Fee	$4,208,766
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	73.3
Metals & Mining	16.3
Containers & Packaging	6.8
Energy Equipment & Services	1.4
Construction Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 54.3
Canada - 34.8
Portugal - 4.2
Brazil - 2.6
Zambia - 2.5
Congo Democratic Republic Of - 1.1
Norway - 0.5

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	21.3
Shell PLC ADR	10.7
Imperial Oil Ltd	10.2
MEG Energy Corp	4.8
Valero Energy Corp	4.4
Galp Energia SGPS SA	4.2
Agnico Eagle Mines Ltd/CA (United States)	3.8
Athabasca Oil Corp	3.2
AptarGroup Inc	2.7
Wheaton Precious Metals Corp (United States)	2.6
67.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912754.100    514-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Utilities Portfolio Utilities Portfolio : FSUTX

This annual shareholder report contains information about Utilities Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Utilities Portfolio	$ 77	0.66%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by an overweight in independent power producers & energy traders. Security selection and an underweight in multi-utilities also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+148%). The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Entergy (+78%), which we trimmed during the period. Our stake in NextEra Energy (+30%) also helped. The company was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the sector index was security selection in independent power producers & energy traders. Also hurting our result were stock picks in renewable electricity and coal & consumable fuels. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in XPLR Infrastructure (-19%). The stock was not held at period end. The second-largest relative detractor was an overweight in PG&E (-1%). The stock was one of the fund's biggest holdings this period, but we reduced the size of the fund's stake. Another notable relative detractor was an overweight in Sempra (+4%), which was among the fund's largest holdings.
•Notable changes in positioning include a higher allocation to multi-utilities.
•On December 3, 2024, Pranay Kirpalani assumed portfolio management responsibilities for the fund, succeeding Douglas Simmons.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Utilities Portfolio	33.87%	11.40%	10.36%
MSCI U.S. IMI Utilities 25-50 Index	31.70%	8.18%	9.25%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,976,718,058
Number of Holdings	33
Total Advisory Fee	$10,300,645
Portfolio Turnover	69%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.6
Multi-Utilities	21.4
Independent Power and Renewable Electricity Producers	6.5
Gas Utilities	2.4
Electrical Equipment	0.6
Semiconductors & Semiconductor Equipment	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	9.4
Duke Energy Corp	9.1
Exelon Corp	6.0
Constellation Energy Corp	5.3
Entergy Corp	4.8
Sempra	4.7
Ameren Corp	4.5
Vistra Corp	4.3
Xcel Energy Inc	4.1
CenterPoint Energy Inc	4.1
56.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912700.100    65-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Brokerage and Investment Management Portfolio Brokerage and Investment Management Portfolio : FSLBX

This annual shareholder report contains information about Brokerage and Investment Management Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brokerage and Investment Management Portfolio	$ 79	0.68%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Capital Markets 5% Capped Linked Index for the fiscal year, especially an underweight in investment banking & brokerage. An overweight in financial exchanges & data also hampered the fund's result. Also hurting our result was security selection in investment banking & brokerage and application software.
•Not owning Goldman Sachs, an index component that gained about 63%, was the largest individual relative detractor. A second notable relative detractor was an underweight in Morgan Stanley (+60%). The stock was not held at period end. Not owning Bank of New York Mellon, an index component that gained 63%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the industry index was stock picking in financial exchanges & data. Stock picking in application software and diversified financial services also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding T Rowe Price, an index component that returned about -3%. The second-largest relative contributor was an underweight in FactSet Research Systems (+1%). The stock was not held at period end. Another notable relative contributor this period was avoiding Franklin Resources, an index component that returned -22%.
•Notable changes in positioning include increased exposure to diversified financial services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Brokerage and Investment Management Portfolio	30.36%	21.86%	13.44%
MSCI U.S. IMI Capital Markets 5% Capped Linked Index	33.65%	21.54%	13.40%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,477,532,440
Number of Holdings	40
Total Advisory Fee	$6,906,328
Portfolio Turnover	16%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Capital Markets	95.7
Financial Services	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.9
Canada - 1.2
United Kingdom - 1.0
Grand Cayman (UK Overseas Ter) - 0.4
Luxembourg - 0.4
Sweden - 0.1

TOP HOLDINGS (% of Fund's net assets)
Moody's Corp	8.7
Intercontinental Exchange Inc	5.4
S&P Global Inc	5.2
KKR & Co Inc Class A	5.1
Charles Schwab Corp/The	5.0
Blue Owl Capital Inc Class A	4.9
Blackstone Inc	4.6
Ares Management Corp Class A	4.5
Ameriprise Financial Inc	4.5
Blackrock Inc	4.4
52.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912703.100    68-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class Z : FGKMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.58%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	27.41%	17.47%	16.61%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	26.60%	13.54%	12.62%
S&P 500® Index	18.41%	16.85%	14.96%
A   From November 30, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	47.2
Entertainment	26.4
Media	6.4
Diversified Telecommunication Services	5.6
Wireless Telecommunication Services	4.9
Broadline Retail	4.6
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	0.4
Automobiles	0.1
Others	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
China - 1.5
Singapore - 1.1
Japan - 0.9
Taiwan - 0.5
United Kingdom - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	25.0
Alphabet Inc Class A	20.2
Netflix Inc	5.0
Walt Disney Co/The	5.0
T-Mobile US Inc	4.9
AT&T Inc	4.9
Amazon.com Inc	3.1
Take-Two Interactive Software Inc	2.6
Warner Bros Discovery Inc	2.3
Charter Communications Inc Class A	2.2
75.2
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912742.100    3328-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class A : FDAGX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.97%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	0.60%	7.46%	4.88%
Class A (without 5.75% sales charge)	6.74%	8.74%	5.50%
MSCI U.S. IMI Consumer Staples 25-50 Index	16.08%	11.65%	8.53%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	41.1
Food Products	16.9
Household Products	16.7
Consumer Staples Distribution & Retail	16.5
Personal Care Products	6.8
Tobacco	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
United Kingdom - 3.9

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.5
Procter & Gamble Co/The	12.9
Keurig Dr Pepper Inc	10.3
Walmart Inc	8.2
Constellation Brands Inc Class A	4.8
Estee Lauder Cos Inc/The Class A	4.2
JM Smucker Co	3.9
Energizer Holdings Inc	3.5
Mondelez International Inc	3.3
Target Corp	3.3
68.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912689.100    1779-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Industrials Portfolio Industrials Portfolio : FCYIX

This annual shareholder report contains information about Industrials Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials Portfolio	$ 74	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by aerospace & defense. An overweight in heavy electrical equipment also boosted relative performance. Further lifting the fund's relative result were picks in industrial machinery & supplies & components.
•The top individual relative contributor was an overweight in Howmet Aerospace (+106%). The stock was among the fund's largest holdings. The second-largest relative contributor was an overweight in GE Vernova (+140%). This was a position we established this period. The stock was among our biggest holdings. An overweight in GE Aerospace (+67%) also helped. The stock was the fund's largest holding.
•In contrast, the primary detractors from performance versus the sector index were stock picking and an overweight in cargo ground transportation. Stock picks in construction & engineering also hampered the fund's result. Also detracting from our result was an underweight in industrial conglomerates.
•The biggest individual relative detractor was our stake in Saia (-36%). The stock was not held at period end. The second-largest relative detractor was an underweight in RTX (+52%). This was a position we established this period. Another notable relative detractor was an underweight in 3M (+104%). This was a position we established this period.
•Notable changes in positioning include increased exposure to the heavy electrical equipment and trading companies & distributors industries.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Industrials Portfolio	13.64%	14.95%	10.05%
MSCI U.S. IMI Industrials 25-50 Index	12.57%	15.08%	10.95%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$676,192,490
Number of Holdings	54
Total Advisory Fee	$4,126,637
Portfolio Turnover	32%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	25.9
Machinery	22.3
Electrical Equipment	12.8
Ground Transportation	10.8
Building Products	9.6
Trading Companies & Distributors	6.9
Construction & Engineering	3.2
Commercial Services & Supplies	3.1
Professional Services	2.5
Others	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	7.2
Howmet Aerospace Inc	6.1
GE Vernova Inc	5.3
Parker-Hannifin Corp	4.4
Boeing Co	4.0
TransDigm Group Inc	3.7
Trane Technologies PLC	3.7
Ingersoll Rand Inc	3.6
Union Pacific Corp	3.5
Deere & Co	3.4
44.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912755.100    515-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class C : FDCGX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.72%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	4.95%	7.93%	4.87%
Class C	5.94%	7.93%	4.87%
MSCI U.S. IMI Consumer Staples 25-50 Index	16.08%	11.65%	8.53%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	41.1
Food Products	16.9
Household Products	16.7
Consumer Staples Distribution & Retail	16.5
Personal Care Products	6.8
Tobacco	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
United Kingdom - 3.9

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.5
Procter & Gamble Co/The	12.9
Keurig Dr Pepper Inc	10.3
Walmart Inc	8.2
Constellation Brands Inc Class A	4.8
Estee Lauder Cos Inc/The Class A	4.2
JM Smucker Co	3.9
Energizer Holdings Inc	3.5
Mondelez International Inc	3.3
Target Corp	3.3
68.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912690.100    1781-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Environment and Alternative Energy Fund Fidelity® Environment and Alternative Energy Fund : FSLEX

This annual shareholder report contains information about Fidelity® Environment and Alternative Energy Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environment and Alternative Energy Fund	$ 73	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the FTSE EO & Alternative Energy Index for the fiscal year, particularly in the semiconductors category. An underweight in automobile manufacturers also hampered the fund's result. Picks and a smaller-than-index allocation to aerospace & defense stocks hurt as well.
•The biggest individual relative detractor was an underweight in GE Aerospace (+67%), a stake we established this period. Not owning Cisco Systems, an index component that gained  approximately 37%, also hurt. A non-index stake in ON Semiconductor returned about -40% and further pressured performance.
•In contrast, the primary contributor to performance versus the index was stock selection in the commodity chemicals group. An overweight in IT consulting & other services and an underweight among renewable electricity firms also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+129%). This was a position we established this period. Not owning CSX, an index component that returned about -14%, helped as well. Another notable relative contributor this period was avoiding Nucor, an index component that returned approximately -27%.
•Notable changes in positioning include decreased exposure to the life sciences tools & services category and a higher allocation to building products companies.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Environment and Alternative Energy Fund	10.98%	14.01%	10.21%
FTSE® Environmental Opportunities & Alternative Energy Index	17.96%	19.24%	14.32%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$526,169,465
Number of Holdings	71
Total Advisory Fee	$3,689,411
Portfolio Turnover	38%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Software	11.3
Semiconductors & Semiconductor Equipment	9.1
Chemicals	8.6
IT Services	8.0
Electrical Equipment	7.9
Building Products	7.4
Automobiles	6.8
Machinery	5.8
Commercial Services & Supplies	5.1
Others	30.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
China - 3.8
Germany - 1.8
Japan - 0.6
Canada - 0.5
Bailiwick Of Jersey - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	11.3
Linde PLC	7.2
IBM Corporation	7.1
Tesla Inc	6.5
Prologis Inc	4.3
Republic Services Inc	3.7
Eaton Corp PLC	3.6
NXP Semiconductors NV	3.2
Arista Networks Inc	3.1
Trane Technologies PLC	2.9
52.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912756.100    516-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Consumer Staples Portfolio Consumer Staples Portfolio : FDFAX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Staples Portfolio	$ 70	0.67%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Consumer Staples Portfolio	7.05%	9.05%	5.80%
MSCI U.S. IMI Consumer Staples 25-50 Index	16.08%	11.65%	8.53%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	41.1
Food Products	16.9
Household Products	16.7
Consumer Staples Distribution & Retail	16.5
Personal Care Products	6.8
Tobacco	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
United Kingdom - 3.9

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.5
Procter & Gamble Co/The	12.9
Keurig Dr Pepper Inc	10.3
Walmart Inc	8.2
Constellation Brands Inc Class A	4.8
Estee Lauder Cos Inc/The Class A	4.2
JM Smucker Co	3.9
Energizer Holdings Inc	3.5
Mondelez International Inc	3.3
Target Corp	3.3
68.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912694.100    9-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Wireless Portfolio Wireless Portfolio : FWRLX

This annual shareholder report contains information about Wireless Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wireless Portfolio	$ 77	0.71%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Fidelity Wireless Index for the fiscal year, especially an underweight in communications equipment. Also hurting our result was stock picking in technology hardware, storage & peripherals and interactive media & services.
•The biggest individual relative detractor this period was avoiding AST SpaceMobile, an index component that gained 755%. The second-largest relative detractor was a non-index stake in Samsung Electronics (-31%). It also hurt to avoid CommScope, an index component that gained 445% for the 12 months.
•The fund's international holdings detracted overall, hampered in part by a broadly stronger U.S. dollar.
•In contrast, the primary contributors to performance versus the industry index were stock picking and an underweight in integrated telecommunication services. Picks in wireless telecommunication services, semiconductors, and movies & entertainment also boosted the fund's relative result.
•The top individual relative contributor this period was avoiding BCE, an index component that returned approximately -31%. The second-largest relative contributor was a non-index investment in AppLovin (+171%). This was a stake we established this period. Another notable relative contributor was a non-index stake in Spotify Technology (+141%). This period we decreased our investment in the stock.
•Notable changes in positioning include decreased exposure to the interactive media & services industry and a higher allocation to technology hardware, storage & peripherals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Wireless Portfolio	18.31%	11.41%	10.59%
Fidelity Wireless Index℠	18.99%	9.16%	8.00%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$325,789,894
Number of Holdings	51
Total Advisory Fee	$2,194,152
Portfolio Turnover	49%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	25.6
Technology Hardware, Storage & Peripherals	18.2
Semiconductors & Semiconductor Equipment	16.7
Wireless Telecommunication Services	13.1
Specialized REITs	10.9
Communications Equipment	7.5
Media	3.2
Oil, Gas & Consumable Fuels	1.0
Interactive Media & Services	1.0
Others	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.8
Canada - 2.9
China - 2.3
Spain - 1.9
Finland - 1.9
United Kingdom - 1.8
Korea (South) - 1.6
Singapore - 1.3
India - 1.0
Others - 2.5

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	16.6
Verizon Communications Inc	11.4
American Tower Corp	8.2
Marvell Technology Inc	6.7
T-Mobile US Inc	6.7
Motorola Solutions Inc	5.0
AT&T Inc	4.9
QUALCOMM Inc	4.6
United States Cellular Corp	2.7
NXP Semiconductors NV	2.3
69.1
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912759.100    963-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Banking Portfolio Banking Portfolio : FSRBX

This annual shareholder report contains information about Banking Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Banking Portfolio	$ 84	0.71%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Banks 5% Capped Linked Index for the fiscal year, especially among regional banks. Picks in asset management & custody banks and consumer finance also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Heartland Financial (+94%). The bank was bought by UMB Financial during the period. An overweight in M&T Bank (+42%), one of our biggest holdings, also helped. Outsized exposure to Old National Bancorp (+51%) was another plus. The stock was one of our largest holdings at period end.
•In contrast, the primary detractors from performance versus the industry index were security selection and an overweight in diversified banks. An underweight in regional banks also modestly hampered the fund's result. Lastly, the fund's position in cash hurt as well.
•The biggest individual relative detractor this period was avoiding JPMorgan Chase, an index component that rose about 45%. Outsized exposure to Popular (+23%), which was among our biggest holdings, also hurt. Another notable relative detractor was an overweight in Associated Banc (+23%).
•Notable changes in positioning include decreased exposure to diversified banks and a higher allocation to regional banks.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Banking Portfolio	36.51%	13.56%	9.78%
MSCI US IMI Banks 5% Capped Linked Index	33.88%	11.06%	8.87%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$508,072,195
Number of Holdings	38
Total Advisory Fee	$2,945,591
Portfolio Turnover	31%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	96.3
Capital Markets	3.0
Consumer Finance	0.6
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
Puerto Rico - 4.3
Cyprus - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	8.6
Bank of America Corp	6.6
Citigroup Inc	6.0
US Bancorp	5.5
M&T Bank Corp	5.3
UMB Financial Corp	4.4
Truist Financial Corp	4.3
Popular Inc	4.3
Old National Bancorp/IN	3.7
East West Bancorp Inc	3.3
52.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912745.100    507-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Defense and Aerospace Portfolio Defense and Aerospace Portfolio : FSDAX

This annual shareholder report contains information about Defense and Aerospace Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defense and Aerospace Portfolio	$ 74	0.65%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Aerospace & Defense 25/50 Linked Index for the fiscal year, especially within the aerospace & defense category. Also hurting our result was out-of-index exposure to steel and research & consulting services firms.
•The biggest individual relative detractor was an underweight in Rocket Lab (+347%), an investment we established this period. A smaller-than-index stake in RTX (+52%) also hurt, though the stock was among our largest holdings. Outsized exposure to shares of Boeing (-13%) further pressured performance. The company was among our largest holdings.
•In contrast, the primary contributor to performance versus the industry index was a non-index allocation to trading companies & distributors.
•The top individual relative contributor was our non-index stake in Rolls-Royce (+100%). Not owning Hexcel, an index component that returned -14%, was another plus. An underweight in Lockheed Martin (+7%) helped as well. This period we decreased our stake in Lockheed Martin though it remained one of the fund's biggest holdings.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Defense and Aerospace Portfolio	24.99%	10.52%	10.80%
MSCI U.S. IMI Aerospace & Defense 25-50 Index	26.88%	12.17%	12.93%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,836,808,347
Number of Holdings	35
Total Advisory Fee	$10,997,199
Portfolio Turnover	33%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	97.6
Metals & Mining	1.0
Trading Companies & Distributors	0.5
Professional Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
United Kingdom - 3.0
Canada - 1.3
Germany - 0.9
France - 0.7
Brazil - 0.1

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	20.9
Boeing Co	12.0
RTX Corp	10.0
Howmet Aerospace Inc	6.0
TransDigm Group Inc	5.0
Lockheed Martin Corp	4.8
General Dynamics Corp	4.3
HEICO Corp Class A	4.0
Axon Enterprise Inc	4.0
Northrop Grumman Corp	3.7
74.7
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912702.100    67-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Materials Portfolio Fidelity Advisor® Materials Fund Class A : FMFAX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 99	0.99%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-5.80%	11.19%	4.34%
Class A (without 5.75% sales charge)	-0.06%	12.52%	4.96%
MSCI U.S. IMI Materials 25-50 Index	3.57%	13.63%	7.81%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	55.2
Metals & Mining	21.9
Containers & Packaging	12.9
Construction Materials	9.3
Paper & Forest Products	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.4
Canada - 6.6
Brazil - 2.8
Zambia - 2.4
Congo Democratic Republic Of - 1.6
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	17.9
Ecolab Inc	9.2
Air Products and Chemicals Inc	6.3
International Paper Co	4.5
Corteva Inc	4.3
CRH PLC	3.9
AptarGroup Inc	3.8
Axalta Coating Systems Ltd	3.4
Balchem Corp	3.2
Nucor Corp	3.2
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912746.100    1789-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Tech Hardware Portfolio Tech Hardware Portfolio : FDCPX

This annual shareholder report contains information about Tech Hardware Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tech Hardware Portfolio	$ 76	0.68%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the FactSet Hardware Technology Linked Index for the fiscal year, especially within the semiconductors category. Picks among technology hardware, storage & peripherals stocks also hampered the fund's result. An underweight in consumer electronics hurt as well.
•The biggest individual relative detractor was an underweight in Xiaomi (+295%), one of our biggest holdings at period end. A smaller-than-index position in Sony Group (+44%) also hurt. This period we decreased our position in Sony Group, though it remained one of the fund's largest holdings. Our stake in Samsung Electronics (-32%) further detracted. The stock was one of our largest holdings.
•The fund's international holdings detracted overall, hampered in part by broadly stronger U.S. dollar.
•In contrast, the primary contributor to performance versus the industry index was an overweight in semiconductors. Stock selection and an overweight among communications equipment firms also boosted relative performance. An underweight in the technology hardware, storage & peripherals group helped as well.
•The top individual relative contributor was an underweight in Super Micro Computer (-52%). Outsized exposure to Dell Technologies (+12%), one of the fund's largest holdings this period, was another plus. An overweight stake in Cisco Systems (+37%), the fund's biggest holding, also helped.
•Notable changes in positioning include higher allocations to interactive home entertainment stocks and systems software companies.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Tech Hardware Portfolio	20.58%	18.41%	14.34%
FactSet Hardware Technology Linked Index	22.56%	18.18%	11.99%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,050,766,252
Number of Holdings	38
Total Advisory Fee	$6,678,859
Portfolio Turnover	70%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Technology Hardware, Storage & Peripherals	33.5
Communications Equipment	27.5
Household Durables	12.2
Electronic Equipment, Instruments & Components	5.9
Semiconductors & Semiconductor Equipment	5.7
Entertainment	4.9
Software	4.5
Interactive Media & Services	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 62.6
Japan - 18.6
Korea (South) - 9.7
China - 4.9
Taiwan - 3.3
Finland - 0.9

TOP HOLDINGS (% of Fund's net assets)
Cisco Systems Inc	11.9
Sony Group Corp	10.4
Samsung Electronics Co Ltd	8.5
Apple Inc	7.8
Arista Networks Inc	7.0
Motorola Solutions Inc	5.0
Nintendo Co Ltd	4.9
Xiaomi Corp B Shares	4.9
Western Digital Corp	3.0
Dell Technologies Inc Class C	3.0
66.4
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912687.100    7-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Gold Portfolio Fidelity Advisor® Gold Fund Class M : FGDTX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 156	1.22%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	50.45%	6.31%	5.20%
Class M (without 3.50% sales charge)	55.91%	7.07%	5.58%
S&P® Global BMI Gold Capped 20/45 Linked Index	52.89%	10.33%	9.13%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.6
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Other Investments - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 63.6
United States - 12.2
Brazil - 10.7
Australia - 6.2
United Kingdom - 2.8
South Africa - 2.1
China - 1.5
Burkina Faso - 0.9

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	16.0
Franco-Nevada Corp	11.8
Wheaton Precious Metals Corp	10.7
Newmont Corp	8.4
Alamos Gold Inc Class A	4.9
Barrick Gold Corp	4.0
Osisko Gold Royalties Ltd	3.8
Northern Star Resources Ltd	3.8
Anglogold Ashanti Plc	2.8
Orla Mining Ltd	2.8
69.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912719.100    1787-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Health Care Services Portfolio Health Care Services Portfolio : FSHCX

This annual shareholder report contains information about Health Care Services Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Services Portfolio	$ 64	0.67%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Health Care Providers & Services 25/50 Index for the fiscal year, especially within health care services, health care facilities and managed health care.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor this period was avoiding Hims & Hers Health, an index component that gained 246%. An underweight in Humana (-22%) also detracted. This period we decreased our position in Humana.
•In contrast, the biggest contributors to performance versus the industry index were stock picking in health care distributors and life & health insurance, along with an overweight in health care facilities.
•The top individual relative contributor was an underweight in Elevance Health (-20%). This period we decreased our position in the stock, but it was among the fund's biggest holdings for the 12 months. The second-largest relative contributor was an overweight in BrightSpring Health Services (+109%). An overweight in Alignment Healthcare (+164%) also contributed. This period we increased our investment in Alignment Healthcare.
•Notable changes in positioning include increased exposure to the health care services industry and a lower allocation to health care facilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Health Care Services Portfolio	-7.23%	8.59%	8.74%
MSCI U.S. IMI Health Care Providers & Services 25-50 Index	0.65%	12.34%	10.02%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,085,139,218
Number of Holdings	31
Total Advisory Fee	$8,551,005
Portfolio Turnover	56%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Providers & Services	97.2
Health Care Technology	1.7
Insurance	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	23.1
Cigna Group/The	9.8
CVS Health Corp	9.6
McKesson Corp	6.9
Molina Healthcare Inc	4.9
Cencora Inc	4.8
Centene Corp	4.7
Encompass Health Corp	3.9
Chemed Corp	3.4
Privia Health Group Inc	2.8
73.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912744.100    505-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Gold Portfolio Fidelity Advisor® Gold Fund Class I : FGDIX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 92	0.72%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	56.70%	7.67%	6.21%
S&P® Global BMI Gold Capped 20/45 Linked Index	52.89%	10.33%	9.13%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.6
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Other Investments - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 63.6
United States - 12.2
Brazil - 10.7
Australia - 6.2
United Kingdom - 2.8
South Africa - 2.1
China - 1.5
Burkina Faso - 0.9

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	16.0
Franco-Nevada Corp	11.8
Wheaton Precious Metals Corp	10.7
Newmont Corp	8.4
Alamos Gold Inc Class A	4.9
Barrick Gold Corp	4.0
Osisko Gold Royalties Ltd	3.8
Northern Star Resources Ltd	3.8
Anglogold Ashanti Plc	2.8
Orla Mining Ltd	2.8
69.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912720.100    1788-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class I : FDIGX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 73	0.71%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.01%	9.03%	5.79%
MSCI U.S. IMI Consumer Staples 25-50 Index	16.08%	11.65%	8.53%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	41.1
Food Products	16.9
Household Products	16.7
Consumer Staples Distribution & Retail	16.5
Personal Care Products	6.8
Tobacco	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
United Kingdom - 3.9

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.5
Procter & Gamble Co/The	12.9
Keurig Dr Pepper Inc	10.3
Walmart Inc	8.2
Constellation Brands Inc Class A	4.8
Estee Lauder Cos Inc/The Class A	4.2
JM Smucker Co	3.9
Energizer Holdings Inc	3.5
Mondelez International Inc	3.3
Target Corp	3.3
68.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912692.100    1783-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class C : FGHMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.71%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	24.97%	16.12%	15.26%
Class C	25.97%	16.12%	15.26%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	26.60%	13.54%	12.62%
S&P 500® Index	18.41%	16.85%	14.96%
A   From November 30, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	47.2
Entertainment	26.4
Media	6.4
Diversified Telecommunication Services	5.6
Wireless Telecommunication Services	4.9
Broadline Retail	4.6
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	0.4
Automobiles	0.1
Others	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
China - 1.5
Singapore - 1.1
Japan - 0.9
Taiwan - 0.5
United Kingdom - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	25.0
Alphabet Inc Class A	20.2
Netflix Inc	5.0
Walt Disney Co/The	5.0
T-Mobile US Inc	4.9
AT&T Inc	4.9
Amazon.com Inc	3.1
Take-Two Interactive Software Inc	2.6
Warner Bros Discovery Inc	2.3
Charter Communications Inc Class A	2.2
75.2
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912740.100    3326-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Materials Portfolio Fidelity Advisor® Materials Fund Class M : FMFTX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 124	1.24%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-3.79%	11.43%	4.29%
Class M (without 3.50% sales charge)	-0.30%	12.23%	4.67%
MSCI U.S. IMI Materials 25-50 Index	3.57%	13.63%	7.81%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	55.2
Metals & Mining	21.9
Containers & Packaging	12.9
Construction Materials	9.3
Paper & Forest Products	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.4
Canada - 6.6
Brazil - 2.8
Zambia - 2.4
Congo Democratic Republic Of - 1.6
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	17.9
Ecolab Inc	9.2
Air Products and Chemicals Inc	6.3
International Paper Co	4.5
Corteva Inc	4.3
CRH PLC	3.9
AptarGroup Inc	3.8
Axalta Coating Systems Ltd	3.4
Balchem Corp	3.2
Nucor Corp	3.2
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912748.100    1792-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Gold Portfolio Fidelity Advisor® Gold Fund Class C : FGDCX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 219	1.72%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	54.18%	6.59%	5.29%
Class C	55.18%	6.59%	5.29%
S&P® Global BMI Gold Capped 20/45 Linked Index	52.89%	10.33%	9.13%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.6
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Other Investments - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 63.6
United States - 12.2
Brazil - 10.7
Australia - 6.2
United Kingdom - 2.8
South Africa - 2.1
China - 1.5
Burkina Faso - 0.9

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	16.0
Franco-Nevada Corp	11.8
Wheaton Precious Metals Corp	10.7
Newmont Corp	8.4
Alamos Gold Inc Class A	4.9
Barrick Gold Corp	4.0
Osisko Gold Royalties Ltd	3.8
Northern Star Resources Ltd	3.8
Anglogold Ashanti Plc	2.8
Orla Mining Ltd	2.8
69.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912718.100    1786-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Medical Technology and Devices Portfolio Medical Technology and Devices Portfolio : FSMEX

This annual shareholder report contains information about Medical Technology and Devices Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Medical Technology and Devices Portfolio	$ 65	0.63%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index for the fiscal year, especially within health care equipment. An underweight in life sciences tools & services also boosted the fund's relative performance. Also helping our relative result was stock picking in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+57%). We reduced the position, but the stock was the fund's biggest holding at period end. The second-largest relative contributor was an overweight in Insulet (+66%). The stock was among our largest holdings. Another notable relative contributor was an overweight in Masimo (+47%). The stock was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the industry index was stock selection in life sciences tools & services. Stock picks in biotechnology also hampered the fund's result, as did an underweight in health care equipment.
•The biggest individual relative detractor was an overweight in 10x Genomics (-77%). A second notable relative detractor was an underweight in Abbott Laboratories (+19%), though the stock was one of our biggest holdings. Another notable relative detractor was an overweight in Bruker (-45%), though we reduced the fund's holdings this period.
•Notable changes in positioning include higher allocations to the health care supplies and biotechnology industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Medical Technology and Devices Portfolio	7.21%	8.51%	11.12%
MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index	1.97%	7.61%	11.04%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$4,993,723,999
Number of Holdings	61
Total Advisory Fee	$33,206,093
Portfolio Turnover	31%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	62.0
Life Sciences Tools & Services	23.7
Health Care Technology	6.4
Biotechnology	4.6
Health Care Providers & Services	2.0
Textiles, Apparel & Luxury Goods	0.4
Financial Services	0.3
Pharmaceuticals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 2.5
Preferred Securities - 0.3
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.8
Canada - 0.5
France - 0.4
Japan - 0.3
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	14.6
Danaher Corp	9.4
Thermo Fisher Scientific Inc	8.8
Stryker Corp	8.3
Intuitive Surgical Inc	8.2
Masimo Corp	5.0
Penumbra Inc	4.9
Abbott Laboratories	4.5
Insulet Corp	4.4
Veeva Systems Inc Class A	3.5
71.6
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912729.100    354-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class M : FGEMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.21%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	22.17%	15.86%	15.16%
Class M (without 3.50% sales charge)	26.60%	16.69%	15.82%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	26.60%	13.54%	12.62%
S&P 500® Index	18.41%	16.85%	14.96%
A   From November 30, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	47.2
Entertainment	26.4
Media	6.4
Diversified Telecommunication Services	5.6
Wireless Telecommunication Services	4.9
Broadline Retail	4.6
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	0.4
Automobiles	0.1
Others	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
China - 1.5
Singapore - 1.1
Japan - 0.9
Taiwan - 0.5
United Kingdom - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	25.0
Alphabet Inc Class A	20.2
Netflix Inc	5.0
Walt Disney Co/The	5.0
T-Mobile US Inc	4.9
AT&T Inc	4.9
Amazon.com Inc	3.1
Take-Two Interactive Software Inc	2.6
Warner Bros Discovery Inc	2.3
Charter Communications Inc Class A	2.2
75.2
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912739.100    3325-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Health Care Portfolio Health Care Portfolio : FSPHX

This annual shareholder report contains information about Health Care Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Portfolio	$ 63	0.63%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially within biotechnology. Also hurting our result were stock picks in life sciences tools & services and health care facilities.
•The largest individual relative detractor was an overweight in 10x Genomics (-77%). A non-index stake in Legend Biotech returned roughly -46% and was the second-largest relative detractor. Another notable relative detractor this period was avoiding AbbVie, an index component that gained 23%.
•In contrast, the primary contributor to performance versus the sector index was security selection in health care equipment. Security selection in managed health care also boosted relative performance, along with positioning in health care supplies.
•The top individual relative contributor was an overweight in Boston Scientific (+57%), and we trimmed the position. The company still was the fund's biggest holding. The second-largest relative contributor was an overweight in Insulet (+66%). We increased the position and the stock was one of our biggest holdings. An overweight in Masimo (+47%) also contributed. The stock was among the fund's largest holdings at period end.
•Notable changes in positioning include decreased exposure to the pharmaceuticals and life sciences tools & services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Health Care Portfolio	1.94%	7.87%	7.60%
MSCI U.S. IMI Health Care 25-50 Index	3.97%	10.78%	8.99%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$6,733,239,929
Number of Holdings	118
Total Advisory Fee	$45,857,424
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	32.7
Biotechnology	25.2
Health Care Providers & Services	20.0
Pharmaceuticals	10.8
Life Sciences Tools & Services	8.4
Health Care Technology	2.7
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 1.9
Preferred Securities - 0.2
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Netherlands - 3.5
Belgium - 1.9
Denmark - 1.8
Canada - 0.9
China - 0.6
United Kingdom - 0.2
Israel - 0.2
Germany - 0.1

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	11.7
UnitedHealth Group Inc	10.7
Eli Lilly & Co	6.0
Penumbra Inc	5.3
Danaher Corp	4.8
Masimo Corp	3.8
Stryker Corp	3.4
Insulet Corp	3.2
Cigna Group/The	2.8
Argenx SE ADR	2.6
54.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912698.100    63-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class Z : FIJGX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 75	0.64%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	34.47%	6.65%	5.95%
MSCI U.S. IM Telecommunication Services 25-50 Index	42.54%	6.51%	4.73%
S&P 500® Index	18.41%	16.85%	13.60%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	80.0
Wireless Telecommunication Services	11.8
Media	4.2
IT Services	0.6
Specialized REITs	0.2
Construction & Engineering	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Belgium - 3.5
Puerto Rico - 3.5
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	24.6
Verizon Communications Inc	24.0
Iridium Communications Inc	4.7
T-Mobile US Inc	4.6
Cogent Communications Holdings Inc	4.2
Frontier Communications Parent Inc	4.0
Liberty Global Ltd Class C	3.5
Liberty Latin America Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Globalstar Inc	3.0
79.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912715.100    3237-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Construction and Housing Portfolio Construction and Housing Portfolio : FSHOX

This annual shareholder report contains information about Construction and Housing Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Construction and Housing Portfolio	$ 71	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection modestly detracted from the fund's performance versus the MSCI US IMI Construction & Housing 25/50 Index for the fiscal year, especially in construction & engineering. An underweight in multi-family residential also hampered the fund's result, as did stock picks in home improvement retail.
•The largest individual relative detractor was an overweight in WillScot Holdings (-31%). The second-largest relative detractor was an overweight in TopBuild (-24%). An overweight in Builders FirstSource (-29%) also hurt for the 12 months.
•In contrast, the primary contributor to performance versus the industry index was stock picking in homefurnishing retail. Security selection in building products also boosted relative performance. Also lifting the fund's relative result were picks and an underweight in homebuilding.
•The top individual relative contributor was a non-index stake in Williams-Sonoma (+68%). The second-largest relative contributor was an overweight in Johnson Controls International (+47%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Elme Communities (+41%).
•Notable changes in positioning include increased exposure to the construction materials segment and a lower allocation to homebuilding.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Construction and Housing Portfolio	6.47%	19.43%	13.77%
MSCI U.S. IMI Construction & Housing 25-50 Index	7.43%	17.60%	13.88%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$782,136,487
Number of Holdings	53
Total Advisory Fee	$5,485,839
Portfolio Turnover	36%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	34.8
Building Products	21.1
Household Durables	12.3
Residential REITs	11.5
Construction Materials	9.6
Construction & Engineering	8.9
Chemicals	0.4
Real Estate Management & Development	0.4
Trading Companies & Distributors	0.3
Ground Transportation	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Home Depot Inc/The	17.5
Lowe's Cos Inc	14.0
Johnson Controls International plc	5.4
Trane Technologies PLC	5.3
CRH PLC	4.6
Martin Marietta Materials Inc	3.5
Invitation Homes Inc	3.1
Sun Communities Inc	2.9
Quanta Services Inc	2.8
PulteGroup Inc	2.3
61.4
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912752.100    511-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class M : FTUTX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 152	1.30%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	28.91%	5.14%	5.23%
Class M (without 3.50% sales charge)	33.59%	5.90%	5.61%
MSCI U.S. IM Telecommunication Services 25-50 Index	42.54%	6.51%	4.88%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	80.0
Wireless Telecommunication Services	11.8
Media	4.2
IT Services	0.6
Specialized REITs	0.2
Construction & Engineering	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Belgium - 3.5
Puerto Rico - 3.5
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	24.6
Verizon Communications Inc	24.0
Iridium Communications Inc	4.7
T-Mobile US Inc	4.6
Cogent Communications Holdings Inc	4.2
Frontier Communications Parent Inc	4.0
Liberty Global Ltd Class C	3.5
Liberty Latin America Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Globalstar Inc	3.0
79.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912713.100    1797-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class A : FGDMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	0.96%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	19.62%	15.59%	15.02%
Class A (without 5.75% sales charge)	26.91%	16.97%	16.11%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	26.60%	13.54%	12.62%
S&P 500® Index	18.41%	16.85%	14.96%
A   From November 30, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	47.2
Entertainment	26.4
Media	6.4
Diversified Telecommunication Services	5.6
Wireless Telecommunication Services	4.9
Broadline Retail	4.6
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	0.4
Automobiles	0.1
Others	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
China - 1.5
Singapore - 1.1
Japan - 0.9
Taiwan - 0.5
United Kingdom - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	25.0
Alphabet Inc Class A	20.2
Netflix Inc	5.0
Walt Disney Co/The	5.0
T-Mobile US Inc	4.9
AT&T Inc	4.9
Amazon.com Inc	3.1
Take-Two Interactive Software Inc	2.6
Warner Bros Discovery Inc	2.3
Charter Communications Inc Class A	2.2
75.2
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912738.100    3324-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Leisure Portfolio Leisure Portfolio : FDLSX

This annual shareholder report contains information about Leisure Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leisure Portfolio	$ 76	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Consumer Services 25/50 Index for the fiscal year, especially within restaurants. Stock picking in hotels, resorts & cruise lines also boosted relative performance, along with positioning in leisure facilities.
•The top individual relative contributor was an overweight in Dutch Bros (+177%), and we reduced our stake. The second-largest relative contributor was our stake in Brinker International (+249%), and we decreased our holdings. Our stake in DraftKings (+3%) also contributed, and we increased our stake this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in leisure products. An overweight in casinos & gaming also hampered the fund's result, as did stock selection in packaged foods & meats.
•The fund's non-index stake in Restaurant Brands International (-14%) was the biggest individual relative detractor. A non-index stake in BRP (-40%) and was the second-largest relative detractor. An overweight in Caesars Entertainment (-23%) also hurt.
•On February 7, 2025, Peter Belisle assumed co-management responsibilities for the fund, joining Co-Manager Kevin Francfort.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Leisure Portfolio	21.91%	17.94%	12.51%
MSCI U.S. IMI Consumer Services 25-50 Index	18.70%	13.32%	11.59%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$722,054,735
Number of Holdings	36
Total Advisory Fee	$4,451,317
Portfolio Turnover	43%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Hotels, Restaurants & Leisure	94.0
Diversified Consumer Services	3.8
Leisure Products	0.9
Consumer Staples Distribution & Retail	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.8
Canada - 2.8
United Kingdom - 1.4

TOP HOLDINGS (% of Fund's net assets)
McDonald's Corp	14.0
Starbucks Corp	10.0
Booking Holdings Inc	9.9
Hilton Worldwide Holdings Inc	7.3
Marriott International Inc/MD Class A1	5.3
Royal Caribbean Cruises Ltd	4.8
Airbnb Inc Class A	4.6
Chipotle Mexican Grill Inc	4.4
Yum! Brands Inc	3.6
Carnival Corp	3.3
67.2
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912697.100    62-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Biotechnology Portfolio Biotechnology Portfolio : FBIOX

This annual shareholder report contains information about Biotechnology Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Biotechnology Portfolio	$ 64	0.63%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Also hurting our result was modest out-of-index exposure to life sciences tools & services and health care technology.
•Looking at market capitalization groups, underweighting the larger-cap segments of the MSCI index and overweighting the smaller-cap groups hurt relative performance.
•The biggest individual relative detractor by far was an underweight in AbbVie (+23%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in Gilead Sciences (+65%). The company was one of the fund's biggest holdings. An underweight in Amgen (+16%) also detracted. The company was among our biggest positions.
•In contrast, the primary contributor to performance versus the industry index was a non-index allocation to pharmaceuticals. Out-of-index exposure to health care services also boosted the fund's relative result.
•The top individual relative contributor was a non-index stake in Longboard Pharmaceuticals (+166%). The stock was not held at period end. A second notable relative contributor was an overweight in Summit Therapeutics (+364%). An underweight in Biogen (-35%) also helped. The stock was not held at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Biotechnology Portfolio	1.72%	5.62%	4.15%
MSCI U.S. IMI Biotechnology 25-50 Index	6.87%	10.59%	6.84%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$4,272,932,392
Number of Holdings	183
Total Advisory Fee	$29,012,387
Portfolio Turnover	38%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	92.5
Pharmaceuticals	6.6
Health Care Providers & Services	0.7
Health Care Technology	0.2
Life Sciences Tools & Services	0.0
Health Care Equipment & Supplies	0.0
Consumer Staples Distribution & Retail	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.8
Denmark - 4.1
Netherlands - 3.7
Belgium - 2.3
Switzerland - 0.8
United Kingdom - 0.5
Canada - 0.5
Germany - 0.5
Ireland - 0.4
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	15.1
Amgen Inc	9.5
Krystal Biotech Inc	7.9
Vertex Pharmaceuticals Inc	4.6
Gilead Sciences Inc	4.4
Alnylam Pharmaceuticals Inc	4.0
Argenx SE ADR	2.6
Regeneron Pharmaceuticals Inc	2.5
Ascendis Pharma A/S ADR	2.4
UCB SA	2.3
55.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912723.100    42-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Technology Portfolio Technology Portfolio : FSPTX

This annual shareholder report contains information about Technology Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology Portfolio	$ 67	0.62%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result was out-of-index exposure to passenger ground transportation and stock picking in internet services & infrastructure.
•The largest individual relative detractor was an overweight in ON Semiconductor (-41%). The company was one of our largest holdings. A second notable relative detractor was our non-index stake in GlobalFoundries (-29%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an underweight in Broadcom (+55%).
•In contrast, the primary contributor to performance versus the sector index was an overweight in semiconductors. Stock picks and an underweight in semiconductor materials & equipment also boosted the fund's relative performance. Also contributing to our result was an underweight in systems software.
•The top individual relative contributor was an overweight in Nvidia (+58%). The company was the fund's largest holding. Not owning Advanced Micro Devices, an index component that returned -48%, was the second-largest relative contributor. Not owning Intel, an index component that returned approximately -44%, was another notable relative contributor.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to communications equipment.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Technology Portfolio	15.91%	21.36%	19.85%
MSCI U.S. IMI Information Technology 25-50 Index	16.25%	21.57%	19.55%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$16,063,566,477
Number of Holdings	100
Total Advisory Fee	$97,608,234
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	41.8
Software	22.3
Technology Hardware, Storage & Peripherals	18.9
IT Services	6.0
Communications Equipment	4.2
Broadline Retail	2.0
Ground Transportation	1.7
Electronic Equipment, Instruments & Components	1.0
Entertainment	0.9
Others	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
China - 3.8
Canada - 2.5
Taiwan - 2.0
Netherlands - 0.9
United Kingdom - 0.2
Estonia - 0.0
Israel - 0.0
Korea (South) - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	21.8
Apple Inc	16.4
Microsoft Corp	9.5
Marvell Technology Inc	4.5
Cisco Systems Inc	4.2
NXP Semiconductors NV	3.7
Servicenow Inc	3.4
ON Semiconductor Corp	2.8
Shopify Inc Class A (United States)	2.5
Okta Inc Class A	2.5
71.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912699.100    64-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Software and IT Services Portfolio Software and IT Services Portfolio : FSCSX

This annual shareholder report contains information about Software and IT Services Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Software and IT Services Portfolio	$ 63	0.62%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Software & Services 25/50 Index for the fiscal year, especially within application software. Also hurting our result was security selection in IT consulting & other services and systems software.
•The largest individual relative detractor this period was avoiding Palantir Technologies, an index component that gained approximately 239%. Not owning AppLovin, an index component that gained about 445%, was the second-largest relative detractor. Another notable relative detractor this period was avoiding MicroStrategy, an index component that gained about 150%.
•In contrast, the biggest contributor to performance versus the industry index was stock picking in transaction & payment processing services. Stock selection and an overweight in internet services & infrastructure also boosted relative performance. Also bolstering our relative result was an underweight in systems software.
•The top individual relative contributor was an overweight in Twilio (+99%), and we reduced the fund's holdings. The second-largest relative contributor was an underweight in Accenture (-5%). The company was one of the fund's largest holdings this period. Another notable relative contributor was our non-index stake in Alphabet (+24%). The company was one of our biggest holdings this period, though the position was reduced.
•Notable changes in positioning include increased exposure to the internet services & infrastructure industry and a lower allocation to interactive media & services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Software and IT Services Portfolio	1.87%	14.57%	16.74%
MSCI U.S. IMI Software & Services 25-50 Index	9.96%	14.62%	16.86%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$10,268,025,868
Number of Holdings	50
Total Advisory Fee	$67,342,944
Portfolio Turnover	14%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Software	74.0
IT Services	16.0
Financial Services	5.6
Interactive Media & Services	3.3
Professional Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Ireland - 2.3
France - 1.1
Canada - 0.3

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	24.6
Salesforce Inc	8.7
Adobe Inc	6.3
Autodesk Inc	3.3
Workday Inc Class A	2.6
Palo Alto Networks Inc	2.6
Intuit Inc	2.5
HubSpot Inc	2.4
Oracle Corp	2.3
Atlassian Corp Class A	2.3
57.6
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912695.100    28-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class I : FGJMX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.71%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 30, 2018 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	27.22%	17.31%	16.45%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	26.60%	13.54%	12.62%
S&P 500® Index	18.41%	16.85%	14.96%
A   From November 30, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	47.2
Entertainment	26.4
Media	6.4
Diversified Telecommunication Services	5.6
Wireless Telecommunication Services	4.9
Broadline Retail	4.6
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	0.4
Automobiles	0.1
Others	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
China - 1.5
Singapore - 1.1
Japan - 0.9
Taiwan - 0.5
United Kingdom - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	25.0
Alphabet Inc Class A	20.2
Netflix Inc	5.0
Walt Disney Co/The	5.0
T-Mobile US Inc	4.9
AT&T Inc	4.9
Amazon.com Inc	3.1
Take-Two Interactive Software Inc	2.6
Warner Bros Discovery Inc	2.3
Charter Communications Inc Class A	2.2
75.2
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912741.100    3327-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Materials Portfolio Materials Portfolio : FSDPX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Materials Portfolio	$ 69	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Materials Portfolio	0.24%	12.84%	5.25%
MSCI U.S. IMI Materials 25-50 Index	3.57%	13.63%	7.81%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	55.2
Metals & Mining	21.9
Containers & Packaging	12.9
Construction Materials	9.3
Paper & Forest Products	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.4
Canada - 6.6
Brazil - 2.8
Zambia - 2.4
Congo Democratic Republic Of - 1.6
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	17.9
Ecolab Inc	9.2
Air Products and Chemicals Inc	6.3
International Paper Co	4.5
Corteva Inc	4.3
CRH PLC	3.9
AptarGroup Inc	3.8
Axalta Coating Systems Ltd	3.4
Balchem Corp	3.2
Nucor Corp	3.2
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912751.100    509-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Gold Portfolio Gold Portfolio : FSAGX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gold Portfolio	$ 87	0.68%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Gold Portfolio	56.75%	7.68%	6.20%
S&P® Global BMI Gold Capped 20/45 Linked Index	52.89%	10.33%	9.13%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.6
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Other Investments - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 63.6
United States - 12.2
Brazil - 10.7
Australia - 6.2
United Kingdom - 2.8
South Africa - 2.1
China - 1.5
Burkina Faso - 0.9

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	16.0
Franco-Nevada Corp	11.8
Wheaton Precious Metals Corp	10.7
Newmont Corp	8.4
Alamos Gold Inc Class A	4.9
Barrick Gold Corp	4.0
Osisko Gold Royalties Ltd	3.8
Northern Star Resources Ltd	3.8
Anglogold Ashanti Plc	2.8
Orla Mining Ltd	2.8
69.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912722.100    41-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Materials Portfolio Fidelity Advisor® Materials Fund Class I : FMFEX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.72%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	0.21%	12.83%	5.25%
MSCI U.S. IMI Materials 25-50 Index	3.57%	13.63%	7.81%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	55.2
Metals & Mining	21.9
Containers & Packaging	12.9
Construction Materials	9.3
Paper & Forest Products	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.4
Canada - 6.6
Brazil - 2.8
Zambia - 2.4
Congo Democratic Republic Of - 1.6
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	17.9
Ecolab Inc	9.2
Air Products and Chemicals Inc	6.3
International Paper Co	4.5
Corteva Inc	4.3
CRH PLC	3.9
AptarGroup Inc	3.8
Axalta Coating Systems Ltd	3.4
Balchem Corp	3.2
Nucor Corp	3.2
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912749.100    1793-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Materials Portfolio Fidelity Advisor® Materials Fund Class C : FMFCX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 173	1.74%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-1.69%	11.68%	4.33%
Class C	-0.80%	11.68%	4.33%
MSCI U.S. IMI Materials 25-50 Index	3.57%	13.63%	7.81%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	55.2
Metals & Mining	21.9
Containers & Packaging	12.9
Construction Materials	9.3
Paper & Forest Products	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.4
Canada - 6.6
Brazil - 2.8
Zambia - 2.4
Congo Democratic Republic Of - 1.6
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	17.9
Ecolab Inc	9.2
Air Products and Chemicals Inc	6.3
International Paper Co	4.5
Corteva Inc	4.3
CRH PLC	3.9
AptarGroup Inc	3.8
Axalta Coating Systems Ltd	3.4
Balchem Corp	3.2
Nucor Corp	3.2
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912747.100    1791-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class C : FTUCX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 209	1.80%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	31.91%	5.39%	5.30%
Class C	32.91%	5.39%	5.30%
MSCI U.S. IM Telecommunication Services 25-50 Index	42.54%	6.51%	4.88%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	80.0
Wireless Telecommunication Services	11.8
Media	4.2
IT Services	0.6
Specialized REITs	0.2
Construction & Engineering	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Belgium - 3.5
Puerto Rico - 3.5
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	24.6
Verizon Communications Inc	24.0
Iridium Communications Inc	4.7
T-Mobile US Inc	4.6
Cogent Communications Holdings Inc	4.2
Frontier Communications Parent Inc	4.0
Liberty Global Ltd Class C	3.5
Liberty Latin America Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Globalstar Inc	3.0
79.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912712.100    1796-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Semiconductors Portfolio Semiconductors Portfolio : FSELX

This annual shareholder report contains information about Semiconductors Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Semiconductors Portfolio	$ 66	0.62%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection and market selection both contributed meaningfully to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by semiconductor materials & equipment. Stock picking in semiconductors also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Advanced Micro Devices (-48%). The stock was not held at period end. Not owning Intel, an index component that returned about -44%, was the second-largest relative contributor. A non-index stake in Taiwan Semiconductor Manufacturing gained 39% and notably helped. The stock was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in technology hardware, storage & peripherals. Also hurting our result was security selection in communications equipment and electronic components. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+55%). The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in ON Semiconductor (-40%). The company was one of our biggest holdings. Another notable relative detractor was our non-index stake in GlobalFoundries (-29%). The stock was one of the fund's biggest holdings.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Semiconductors Portfolio	11.22%	31.17%	24.49%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	8.95%	30.80%	24.08%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$19,224,450,881
Number of Holdings	56
Total Advisory Fee	$119,696,578
Portfolio Turnover	59%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	90.4
Technology Hardware, Storage & Peripherals	3.7
Software	0.7
Communications Equipment	0.4
Electronic Equipment, Instruments & Components	0.4
Financial Services	0.1
Electrical Equipment	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.1
Preferred Stocks - 0.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.9
Taiwan - 8.6
China - 4.8
Netherlands - 3.0
Israel - 2.2
Japan - 1.5
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	25.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	8.3
Broadcom Inc	8.0
Marvell Technology Inc	7.0
Micron Technology Inc	4.9
Lam Research Corp	4.9
Monolithic Power Systems Inc	4.9
ON Semiconductor Corp	4.9
NXP Semiconductors NV	4.8
GlobalFoundries Inc	4.5
77.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912688.100    8-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class A : FTUAX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 123	1.05%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	26.21%	4.93%	5.29%
Class A (without 5.75% sales charge)	33.91%	6.18%	5.92%
MSCI U.S. IM Telecommunication Services 25-50 Index	42.54%	6.51%	4.88%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	80.0
Wireless Telecommunication Services	11.8
Media	4.2
IT Services	0.6
Specialized REITs	0.2
Construction & Engineering	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Belgium - 3.5
Puerto Rico - 3.5
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	24.6
Verizon Communications Inc	24.0
Iridium Communications Inc	4.7
T-Mobile US Inc	4.6
Cogent Communications Holdings Inc	4.2
Frontier Communications Parent Inc	4.0
Liberty Global Ltd Class C	3.5
Liberty Latin America Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Globalstar Inc	3.0
79.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912711.100    1794-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Materials Portfolio Fidelity Advisor® Materials Fund Class Z : FIJFX

This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.58%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	0.35%	12.99%	6.27%
MSCI U.S. IMI Materials 25-50 Index	3.57%	13.63%	8.42%
S&P 500® Index	18.41%	16.85%	13.60%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	55.2
Metals & Mining	21.9
Containers & Packaging	12.9
Construction Materials	9.3
Paper & Forest Products	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.4
Canada - 6.6
Brazil - 2.8
Zambia - 2.4
Congo Democratic Republic Of - 1.6
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	17.9
Ecolab Inc	9.2
Air Products and Chemicals Inc	6.3
International Paper Co	4.5
Corteva Inc	4.3
CRH PLC	3.9
AptarGroup Inc	3.8
Axalta Coating Systems Ltd	3.4
Balchem Corp	3.2
Nucor Corp	3.2
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912750.100    3236-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Chemicals Portfolio Chemicals Portfolio : FSCHX

This annual shareholder report contains information about Chemicals Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chemicals Portfolio	$ 68	0.69%
What affected the Fund's performance this period?

•Although U.S. equities gained for the 12 months ending February 28, 2025, as measured by the S&P 500® index, chemical stocks considerably lagged due to weak demand, as higher-for-longer interest rates and uncertainty about tariffs clouded the business outlook.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the MSCI US IMI Chemicals 25/50 Linked Index for the fiscal year, led by commodity chemicals. An overweight in diversified chemicals also hampered the fund's result. Also hurting our result were picks in specialty chemicals.
•The biggest individual relative detractor was our stake in Celanese (-65%). This period we decreased our stake in Celanese. A second notable relative detractor was an overweight in Orion (-38%). Another notable relative detractor was an overweight in Olin (-52%).
•In contrast, the primary contributors to performance versus the industry index were picks and an overweight in industrial gases. Stock selection in fertilizers & agricultural chemicals also boosted the fund's relative performance.
•Not owning Dow, an index component that returned about -28%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Air Products & Chemicals (+39%). The company was among the fund's largest holdings. An overweight in Axalta Coating Systems (+11%) also contributed. The stock was one of our biggest holdings.
•Notable changes in positioning include a lower allocation to commodity chemicals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Chemicals Portfolio	-2.22%	11.60%	5.70%
MSCI U.S. IMI Chemicals 25-50 Index	-0.10%	11.94%	7.18%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$510,869,206
Number of Holdings	26
Total Advisory Fee	$3,941,623
Portfolio Turnover	6%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	96.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Germany - 2.2
Argentina - 0.0

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	24.9
Sherwin-Williams Co/The	13.2
Air Products and Chemicals Inc	8.9
Axalta Coating Systems Ltd	4.9
Element Solutions Inc	4.9
Ecolab Inc	4.9
Corteva Inc	4.7
DuPont de Nemours Inc	4.7
Westlake Corp	3.1
Chemours Co/The	2.9
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912704.100    69-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Retailing Portfolio Retailing Portfolio : FSRPX

This annual shareholder report contains information about Retailing Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retailing Portfolio	$ 68	0.64%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, both security and market selection were the primary detractors from the fund's performance versus the MSCI U.S. IMI Multi-Sector Retailing 25/50 Linked Index for the fiscal year, especially apparel, accessories & luxury goods stocks. Picks and an underweight in the consumer staples merchandise retail category hampered the fund's result as well. Investment choices in personal care products also hurt.
•The biggest individual relative detractor was an overweight in lululemon athletica (-51%), though we increased our stake in the company this period, making the stock was one of the fund's biggest holdings at period end. An underweight in Costco Wholesale (+42%), one of the fund's more sizable positions, hurt as well. Another notable relative detractor was our holding in Five Below (-55%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock selection among apparel retail firms. An underweight in distributors also boosted relative performance. Investment choices among homefurnishing retail companies helped as well.
•The fund's non-index stake in Aritzia gained approximately 74% and was the top individual relative contributor. This period we decreased exposure to the stock. An overweight in Tapestry (+80%), a position we established this period, also helped. A larger-than-index position in BJ's Wholesale Club (+38%) further contributed. The stock was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to the apparel, accessories & luxury goods group and a lower allocation to apparel retail stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Retailing Portfolio	12.77%	15.37%	13.99%
MSCI U.S. IMI Multi-Sector Retailing 25-50 Linked Index	14.16%	17.37%	14.89%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$3,001,828,703
Number of Holdings	41
Total Advisory Fee	$18,848,854
Portfolio Turnover	39%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	35.6
Broadline Retail	29.8
Consumer Staples Distribution & Retail	19.3
Textiles, Apparel & Luxury Goods	11.1
Interactive Media & Services	1.4
Household Durables	1.3
Personal Care Products	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.3
Brazil - 2.7
Canada - 1.8
Italy - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.8
Lowe's Cos Inc	6.3
Walmart Inc	6.2
Home Depot Inc/The	6.1
Costco Wholesale Corp	5.8
TJX Cos Inc/The	4.3
O'Reilly Automotive Inc	3.4
BJ's Wholesale Club Holdings Inc	2.9
Lululemon Athletica Inc	2.8
NIKE Inc Class B	2.7
65.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912725.100    46-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Automotive Portfolio Automotive Portfolio : FSAVX

This annual shareholder report contains information about Automotive Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automotive Portfolio	$ 78	0.78%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the FactSet Automotive Linked Index for the fiscal year, especially an overweight among automotive retail stocks. Stock picking in automobile manufacturers also helped. Further bolstering the fund's relative result was an underweight in motorcycle manufacturers.
•The top individual relative contributor was an overweight in Carvana (+206%). The stock was among the fund's biggest holdings at period end. A stake in Li Auto (-32%), which was among our biggest holdings this period, helped as well. Outsized exposure General Motors (+21%) also was beneficial. This period we decreased our position in General Motors, though it remained one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the industry index was stock picking among automotive parts & equipment companies. Investment choices and an overweight in the diversified support services category also hampered the fund's result. Stock picks in distributors hurt as well.
•The biggest individual relative detractor was our stake in Xpeng (+122%). An underweight in Tesla (+45%) hurt as well, however we decreased our position this period. Still, the company was one of our largest holdings. Smaller-than-index exposure to NIO (-19%) also pressured performance, though we increased our stake in NIO this period.
•Notable changes in positioning include higher allocations to automotive retail and diversified support services stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Automotive Portfolio	0.48%	14.43%	8.55%
FactSet Automotive Linked Index	0.60%	14.24%	8.47%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$68,131,872
Number of Holdings	36
Total Advisory Fee	$524,960
Portfolio Turnover	58%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Automobiles	47.9
Specialty Retail	32.0
Automobile Components	10.4
Commercial Services & Supplies	5.9
Distributors	2.8
Trading Companies & Distributors	1.0
Electronic Equipment, Instruments & Components	0.0
Ground Transportation	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 65.4
Japan - 13.7
China - 7.9
Italy - 6.6
Bailiwick Of Jersey - 4.2
Canada - 1.4
Sweden - 0.8

TOP HOLDINGS (% of Fund's net assets)
O'Reilly Automotive Inc	10.6
Toyota Motor Corp ADR	9.6
Tesla Inc	7.8
Ferrari NV	6.6
AutoZone Inc	6.2
General Motors Co	6.0
Aptiv PLC	4.2
Honda Motor Co Ltd ADR	4.1
Copart Inc	4.0
Ford Motor Co	4.0
63.1
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912737.100    502-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class Z : FIJCX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 60	0.58%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	7.15%	9.18%	8.29%
MSCI U.S. IMI Consumer Staples 25-50 Index	16.08%	11.65%	10.36%
S&P 500® Index	18.41%	16.85%	13.60%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	41.1
Food Products	16.9
Household Products	16.7
Consumer Staples Distribution & Retail	16.5
Personal Care Products	6.8
Tobacco	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
United Kingdom - 3.9

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.5
Procter & Gamble Co/The	12.9
Keurig Dr Pepper Inc	10.3
Walmart Inc	8.2
Constellation Brands Inc Class A	4.8
Estee Lauder Cos Inc/The Class A	4.2
JM Smucker Co	3.9
Energizer Holdings Inc	3.5
Mondelez International Inc	3.3
Target Corp	3.3
68.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912693.100    3234-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Communication Services Portfolio Communication Services Portfolio : FBMPX

This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communication Services Portfolio	$ 76	0.67%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Communication Services Portfolio	27.28%	17.31%	12.24%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index	26.60%	13.54%	9.49%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	47.2
Entertainment	26.4
Media	6.4
Diversified Telecommunication Services	5.6
Wireless Telecommunication Services	4.9
Broadline Retail	4.6
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	0.4
Automobiles	0.1
Others	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
China - 1.5
Singapore - 1.1
Japan - 0.9
Taiwan - 0.5
United Kingdom - 0.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	25.0
Alphabet Inc Class A	20.2
Netflix Inc	5.0
Walt Disney Co/The	5.0
T-Mobile US Inc	4.9
AT&T Inc	4.9
Amazon.com Inc	3.1
Take-Two Interactive Software Inc	2.6
Warner Bros Discovery Inc	2.3
Charter Communications Inc Class A	2.2
75.2
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912743.100    503-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class M : FDTGX

This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 126	1.22%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	2.73%	7.68%	4.84%
Class M (without 3.50% sales charge)	6.46%	8.45%	5.22%
MSCI U.S. IMI Consumer Staples 25-50 Index	16.08%	11.65%	8.53%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	41.1
Food Products	16.9
Household Products	16.7
Consumer Staples Distribution & Retail	16.5
Personal Care Products	6.8
Tobacco	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
United Kingdom - 3.9

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.5
Procter & Gamble Co/The	12.9
Keurig Dr Pepper Inc	10.3
Walmart Inc	8.2
Constellation Brands Inc Class A	4.8
Estee Lauder Cos Inc/The Class A	4.2
JM Smucker Co	3.9
Energizer Holdings Inc	3.5
Mondelez International Inc	3.3
Target Corp	3.3
68.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912691.100    1782-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Gold Portfolio Fidelity Advisor® Gold Fund Class A : FGDAX

This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	0.97%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	47.39%	6.09%	5.25%
Class A (without 5.75% sales charge)	56.39%	7.35%	5.87%
S&P® Global BMI Gold Capped 20/45 Linked Index	52.89%	10.33%	9.13%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.6
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Other Investments - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 63.6
United States - 12.2
Brazil - 10.7
Australia - 6.2
United Kingdom - 2.8
South Africa - 2.1
China - 1.5
Burkina Faso - 0.9

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd/CA	16.0
Franco-Nevada Corp	11.8
Wheaton Precious Metals Corp	10.7
Newmont Corp	8.4
Alamos Gold Inc Class A	4.9
Barrick Gold Corp	4.0
Osisko Gold Royalties Ltd	3.8
Northern Star Resources Ltd	3.8
Anglogold Ashanti Plc	2.8
Orla Mining Ltd	2.8
69.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912717.100    1784-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Financials Portfolio Financials Portfolio : FIDSX

This annual shareholder report contains information about Financials Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financials Portfolio	$ 81	0.69%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by investment banking & brokerage firms. Stock picking and an overweight in regional banks also boosted the fund's relative performance. Investment choices among insurance brokers helped as well.
•The top individual relative contributor was an overweight in LPL Financial (+79%), a holding we established this period. Outsized exposure to in Baldwin Insurance Group (+48%) also helped, as did an overweight stake in Virtu Financial (+108%). This period we increased our stake in Virtu Financial.
•In contrast, the primary detractor from performance versus the sector index was an overweight in the reinsurance industry. Also hurting our result was stock selection among property & casualty insurance and life & health insurance companies.
•The largest individual relative detractor was an overweight in Global Payments (-19%). Not owning Goldman Sachs, an index component that gained approximately 63%, hurt as well. Another notable relative detractor this period was our decision to avoid JPMorgan Chase, an index component that rose about 45%.
•Notable changes in positioning include increased exposure to the consumer finance and investment banking & brokerage industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Financials Portfolio	33.07%	17.71%	11.90%
MSCI U.S. IMI Financials 5% Capped Linked Index	31.45%	16.59%	12.16%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,116,331,808
Number of Holdings	66
Total Advisory Fee	$5,520,395
Portfolio Turnover	35%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	30.2
Capital Markets	23.2
Financial Services	20.9
Insurance	17.8
Consumer Finance	6.9
Professional Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.8
United Kingdom - 2.3
Puerto Rico - 1.2
Grand Cayman (UK Overseas Ter) - 0.4
Mexico - 0.3

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.9
Wells Fargo & Co	6.0
Bank of America Corp	5.0
Citigroup Inc	3.9
Reinsurance Group of America Inc	3.5
Chubb Ltd	3.0
Charles Schwab Corp/The	2.6
Visa Inc Class A	2.4
Morgan Stanley	2.4
Marsh & McLennan Cos Inc	2.3
40.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912701.100    66-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
FinTech Portfolio FinTech Portfolio : FSVLX

This annual shareholder report contains information about FinTech Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FinTech Portfolio	$ 81	0.75%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the FactSet Financial Technologies Linked Index for the fiscal year, especially within transaction & payment processing services. Security selection in application software also hampered the fund's result. Also detracting from our result were picks and an overweight in consumer finance.
•The largest individual relative detractor was an overweight in Flywire (-60%). A second notable relative detractor was our stake in Guidewire Software (+6%). This was a position we established this period. Our stake in Intuit (-7%) also detracted. The stock was among our biggest holdings.
•In contrast, the primary contributor to performance versus the industry index was an underweight in application software. Underweights in financial exchanges & data and interactive media & services also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Edenred (-34%). The stock was not held at period end. The second-largest relative contributor was an overweight in Discover Financial Services (+64%). The company was one of our biggest holdings. An overweight in Intapp (+93%) also contributed. This was a position we established this period.
•Notable changes in positioning include increased exposure to the consumer finance and internet services & infrastructure industries.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
FinTech Portfolio	17.20%	8.51%	8.38%
FactSet Financial Technologies Linked Index	21.85%	9.03%	8.06%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$123,225,574
Number of Holdings	26
Total Advisory Fee	$718,499
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Financial Services	54.7
Consumer Finance	23.5
Software	11.7
IT Services	6.6
Professional Services	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Canada - 6.6
Netherlands - 4.5

TOP HOLDINGS (% of Fund's net assets)
Visa Inc Class A	13.0
Mastercard Inc Class A	12.1
American Express Co	10.6
Intuit Inc	7.8
Shopify Inc Class A	6.6
Fiserv Inc	4.9
Capital One Financial Corp	4.9
Discover Financial Services	4.8
Adyen NV	4.5
Corpay Inc	4.2
73.4
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912727.100    98-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Energy Portfolio Energy Portfolio : FSENX

This annual shareholder report contains information about Energy Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Portfolio	$ 66	0.65%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, stock selection and industry positioning detracted from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by an underweight in oil & gas storage & transportation. Also hurting our result were stock picks in the integrated oil & gas and oil & gas exploration & production industries.
•A non-index stake in Cenovus Energy (-18%) was the fund's largest individual relative detractor. The stock was one of our biggest holdings. The second-largest relative detractor this period was avoiding Williams Companies, an index component that gained 69%. A non-index stake in Canadian Natural Resources returned -16% and notably hurt relative performance. The stock was one of our largest holdings.
•In contrast, the primary contributor to performance versus the sector index was our-of-index exposure to the independent power producers & energy traders category. Security selection and an underweight in oil & gas refining & marketing also boosted the fund's relative result, as did an underweight in oil & gas exploration & production stocks.
•A non-index stake in Vistra gained 148% and was the fund's top individual relative contributor. The second-largest relative contributor was our non-index stake in Energy Transfer (+42%). Another notable relative contributor was an overweight in Cheniere Energy (+49%). All three contributors were among the fund's largest holdings.
•Notable changes in positioning include a higher allocation to oil & gas storage & transportation.
•On November 11, 2024, Kristen Dougherty assumed co-management responsibilities for the fund, joining Co-Manager Maurice FitzMaurice.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Energy Portfolio	3.55%	19.76%	4.48%
MSCI U.S. IMI Energy 25-50 Index	8.83%	20.49%	5.00%
S&P 500® Index	18.41%	16.85%	12.98%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,956,720,708
Number of Holdings	36
Total Advisory Fee	$13,744,795
Portfolio Turnover	15%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	82.4
Energy Equipment & Services	13.1
Independent Power and Renewable Electricity Producers	2.6
Machinery	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.0
Canada - 10.7
United Kingdom - 3.0
Norway - 0.2
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	5.8
Cheniere Energy Inc	5.4
Energy Transfer LP	5.1
Cenovus Energy Inc	4.5
Schlumberger NV	4.5
Marathon Petroleum Corp	4.4
Canadian Natural Resources Ltd	4.0
Valero Energy Corp	3.4
Occidental Petroleum Corp	3.4
65.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912696.100    60-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025	This report describes changes to the Fund that occurred during the reporting period.
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class I : FTUIX

This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 88	0.75%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	34.29%	6.52%	6.26%
MSCI U.S. IM Telecommunication Services 25-50 Index	42.54%	6.51%	4.88%
S&P 500® Index	18.41%	16.85%	12.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	80.0
Wireless Telecommunication Services	11.8
Media	4.2
IT Services	0.6
Specialized REITs	0.2
Construction & Engineering	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.8
Belgium - 3.5
Puerto Rico - 3.5
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	24.6
Verizon Communications Inc	24.0
Iridium Communications Inc	4.7
T-Mobile US Inc	4.6
Cogent Communications Holdings Inc	4.2
Frontier Communications Parent Inc	4.0
Liberty Global Ltd Class C	3.5
Liberty Latin America Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Globalstar Inc	3.0
79.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912714.100    1798-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, February 28, 2025, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Enterprise Technology Services Portfolio, Fidelity Environment and Alternative Energy Fund, Fidelity Natural Resources Fund, Financials Portfolio, FinTech Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio and Wireless Portfolio (the “Funds”):

Services Billed by PwC

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Automotive Portfolio	$29,800	$2,800	$7,000	$1,000
Banking Portfolio	$30,000	$2,800	$7,000	$1,000
Biotechnology Portfolio	$84,400	$7,000	$12,600	$2,500
Brokerage and Investment Management Portfolio	$30,200	$2,800	$7,000	$1,000
Chemicals Portfolio	$29,600	$2,800	$7,800	$1,000
Communication Services Portfolio	$34,900	$3,200	$13,000	$1,100
Construction and Housing Portfolio	$29,300	$2,800	$7,000	$1,000
Consumer Discretionary Portfolio	$29,600	$2,800	$7,000	$1,000
Consumer Staples Portfolio	$36,100	$3,300	$12,300	$1,200
Defense and Aerospace Portfolio	$30,200	$2,800	$7,000	$1,000
Energy Portfolio	$30,900	$2,900	$10,800	$1,000
Enterprise Technology Services Portfolio	$30,500	$2,900	$7,800	$1,000
Fidelity Environment and Alternative Energy Fund	$29,600	$2,800	$7,000	$1,000
Fidelity Natural Resources Fund	$29,000	$2,800	$7,000	$1,000
Financials Portfolio	$30,800	$2,900	$7,000	$1,000
FinTech Portfolio	$30,100	$2,800	$7,700	$1,000
Gold Portfolio	$51,100	$5,100	$15,500	$1,800
Health Care Portfolio	$42,300	$3,700	$7,000	$1,300
Health Care Services Portfolio	$29,100	$2,800	$7,000	$1,000
Industrials Portfolio	$29,600	$2,800	$9,600	$1,000
Insurance Portfolio	$30,100	$2,800	$7,000	$1,000
Leisure Portfolio	$30,100	$2,800	$7,000	$1,000
Materials Portfolio	$36,100	$3,300	$12,300	$1,200
Medical Technology and Devices Portfolio	$29,300	$2,800	$7,800	$1,000
Pharmaceuticals Portfolio	$28,900	$2,700	$7,000	$1,000
Retailing Portfolio	$30,300	$2,800	$7,800	$1,000
Semiconductors Portfolio	$30,800	$2,800	$13,000	$1,000
Software and IT Services Portfolio	$30,000	$2,800	$7,000	$1,000
Tech Hardware Portfolio	$30,900	$2,900	$7,000	$1,000
Technology Portfolio	$34,400	$3,100	$7,000	$1,100
Telecommunications Portfolio	$35,500	$3,200	$7,800	$1,100
Transportation Portfolio	$29,800	$2,800	$7,800	$1,000
Utilities Portfolio	$30,400	$2,800	$7,000	$1,000
Wireless Portfolio	$29,000	$2,800	$7,000	$1,000

February 29, 2024 FeesA

Automotive Portfolio	$28,800	$2,700	$6,800	$900
Banking Portfolio	$29,000	$2,800	$6,800	$900
Biotechnology Portfolio	$81,700	$6,900	$7,100	$2,300
Brokerage and Investment Management Portfolio	$29,200	$2,800	$6,800	$900
Chemicals Portfolio	$29,300	$2,700	$6,800	$900
Communication Services Portfolio	$33,700	$3,200	$7,500	$1,100
Construction and Housing Portfolio	$28,400	$2,700	$6,800	$900
Consumer Discretionary Portfolio	$28,600	$2,700	$6,800	$900
Consumer Staples Portfolio	$35,000	$3,200	$6,800	$1,100
Defense and Aerospace Portfolio	$29,300	$2,800	$7,500	$900
Energy Portfolio	$30,000	$2,800	$7,100	$900
Enterprise Technology Services Portfolio	$29,500	$2,800	$7,500	$900
Fidelity Environment and Alternative Energy Fund	$28,600	$2,700	$6.800	$900
Fidelity Natural Resources Fund	$28,100	$2,700	$6,800	$900
Financials Portfolio	$29,700	$2,800	$6,800	$900
FinTech Portfolio	$29,200	$2,800	$6,800	$900
Gold Portfolio	$49,400	$5,000	$15,100	$1,700
Health Care Portfolio	$41,000	$3,700	$6,800	$1,200
Health Care Services Portfolio	$28,200	$2,700	$6,800	$900
Industrials Portfolio	$28,600	$2,700	$6,800	$900
Insurance Portfolio	$29,200	$2,800	$6,800	$900
Leisure Portfolio	$29,200	$2,800	$6,800	$900
Materials Portfolio	$35,000	$3,200	$6,800	$1,100
Medical Technology and Devices Portfolio	$28,500	$2,700	$6,800	$900
Pharmaceuticals Portfolio	$28,500	$2,700	$6,800	$900
Retailing Portfolio	$30,100	$2,800	$7,500	$900
Semiconductors Portfolio	$29,900	$2,800	$6,800	$900
Software and IT Services Portfolio	$29,000	$2,700	$6,800	$900
Tech Hardware Portfolio	$29,800	$2,800	$6,800	$900
Technology Portfolio	$33,100	$3,100	$6,800	$1,000
Telecommunications Portfolio	$35,000	$3,200	$7,500	$1,000
Transportation Portfolio	$28,800	$2,700	$6,800	$900
Utilities Portfolio	$29,400	$2,800	$6,800	$900
Wireless Portfolio	$28,100	$2,700	$6,800	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2025A	February 29, 2024A
Audit-Related Fees	$9,845,100	$9,422,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2025A	February 29, 2024A
PwC	$15,176,500	$15,409,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio

Annual Report
February 28, 2025

Contents

Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Biotechnology Portfolio
Consolidated Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
BELGIUM - 2.3%
Health Care - 2.3%
Pharmaceuticals - 2.3%
UCB SA	532,974	100,375,470
CANADA - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Xenon Pharmaceuticals Inc (a)	539,634	19,977,251
CHINA - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Beigene Ltd ADR (a)	9,198	2,500,015
DENMARK - 4.1%
Health Care - 4.1%
Biotechnology - 4.0%
Ascendis Pharma A/S ADR (a)	659,409	103,250,262
Zealand Pharma A/S (a)	752,230	69,370,456
		172,620,718
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	51,700	4,686,605
TOTAL DENMARK		177,307,323
FRANCE - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Sensorion SA (a)(b)	20,279,025	12,663,941
GERMANY - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BioNTech SE ADR (a)	175,500	19,817,460
IRELAND - 0.4%
Health Care - 0.4%
Biotechnology - 0.3%
Prothena Corp PLC (a)(c)	738,117	11,669,630
Pharmaceuticals - 0.1%
GH Research PLC (a)	516,700	5,234,171
TOTAL IRELAND		16,903,801
NETHERLANDS - 3.7%
Health Care - 3.7%
Biotechnology - 3.7%
Argenx SE ADR (a)	172,004	107,445,739
Merus NV (a)	874,954	41,201,584
uniQure NV (a)	486,282	6,394,608
		155,041,931
Pharmaceuticals - 0.0%
Pharvaris NV (a)	112,407	1,787,271
TOTAL NETHERLANDS		156,829,202
SWITZERLAND - 0.8%
Health Care - 0.8%
Biotechnology - 0.0%
CRISPR Therapeutics AG (a)(c)	71,107	3,123,020
Idorsia Ltd (a)(c)	289,343	439,005
		3,562,025
Pharmaceuticals - 0.8%
Galderma Group AG	265,370	32,310,513
TOTAL SWITZERLAND		35,872,538
UNITED KINGDOM - 0.5%
Health Care - 0.5%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (a)	105,233	182,053
Immunocore Holdings PLC ADR (a)	191,705	5,630,376
		5,812,429
Pharmaceuticals - 0.4%
Verona Pharma PLC ADR (a)	217,292	15,130,042
TOTAL UNITED KINGDOM		20,942,471
UNITED STATES - 85.3%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (a)(d)(e)	55	0
Health Care - 85.3%
Biotechnology - 82.2%
89bio Inc (a)(c)	1,073,000	9,903,790
AbbVie Inc	3,058,927	639,407,511
Absci Corp (a)(c)	1,685,096	6,487,620
Akero Therapeutics Inc (a)	407,900	20,036,048
Alector Inc (a)	3,535,753	5,798,635
Allena Pharmaceuticals Inc (a)(e)	93,683	1
Allogene Therapeutics Inc (a)(c)	949,215	1,850,969
Alnylam Pharmaceuticals Inc (a)	694,403	171,343,940
Amgen Inc	1,319,939	406,620,408
AnaptysBio Inc (a)	69,900	1,175,718
Annexon Inc (a)	339,687	896,774
Apellis Pharmaceuticals Inc (a)	33,522	843,078
Apogee Therapeutics Inc (a)	392,132	12,328,630
Arcellx Inc (a)	805,291	52,198,963
Arcturus Therapeutics Holdings Inc (a)(c)	247,730	4,159,387
Arcus Biosciences Inc (a)(c)	1,559,189	16,979,568
ArriVent Biopharma Inc (a)(b)(c)	1,967,500	46,452,675
Arrowhead Pharmaceuticals Inc (a)(c)	235,015	4,444,134
ARS Pharmaceuticals Inc (a)(c)	1,012,056	10,606,347
Astria Therapeutics Inc (a)	596,256	3,839,889
Astria Therapeutics Inc warrants (a)	115,136	251,768
aTyr Pharma Inc (a)(c)	2,524,394	9,983,978
Aura Biosciences Inc (a)(c)	29,073	217,757
Avidity Biosciences Inc (a)	694,717	21,286,129
Axcella Health Inc (a)(e)	66,454	1
Beam Therapeutics Inc (a)(c)	177,014	4,662,549
Bicara Therapeutics Inc (c)	108,000	1,436,400
BioCryst Pharmaceuticals Inc (a)	435,981	3,753,796
Biohaven Ltd (a)(c)	1,334,112	49,602,284
Biomea Fusion Inc (a)(c)	392,129	1,133,253
Blueprint Medicines Corp (a)	432,752	41,790,861
Boundless Bio Inc (a)	23,700	45,740
Bridgebio Pharma Inc (a)	62,796	2,191,580
Bridgebio Pharma Inc (a)(d)	733,408	25,595,940
CAMP4 Therapeutics Corp (c)	271,886	1,334,960
Candel Therapeutics Inc (a)(b)(c)	5,544,979	49,766,187
Cartesian Therapeutics Inc (a)(c)	766,754	14,445,646
Cartesian Therapeutics Inc rights (a)(e)	5,385,728	2,369,720
Celldex Therapeutics Inc (a)	63,164	1,299,283
Centessa Pharmaceuticals PLC ADR (a)(c)	2,976,494	46,284,482
CG oncology Inc (a)	95,300	2,464,458
Chinook Therapeutics Inc rights (a)(e)	115,821	1
Cogent Biosciences Inc (a)	1,073,294	8,081,904
Crinetics Pharmaceuticals Inc (a)	942,204	33,712,059
Cyclerion Therapeutics Inc (a)(d)	4,740	12,655
Cytokinetics Inc (a)	90,552	4,165,392
Day One Biopharmaceuticals Inc (a)(c)	812,632	7,362,446
Denali Therapeutics Inc (a)	394,963	6,540,587
Design Therapeutics Inc (a)(c)	839,131	4,078,177
Dianthus Therapeutics Inc (a)	153,693	3,319,769
Disc Medicine Inc (a)	883,788	49,651,210
Disc Medicine Inc rights (a)(e)	1,555,907	15
Dyne Therapeutics Inc (a)	672,091	9,147,159
Entrada Therapeutics Inc (a)	111,069	1,326,164
Exact Sciences Corp (a)	64,200	3,043,722
Exelixis Inc (a)	278,054	10,757,909
Foghorn Therapeutics Inc (a)(c)	74,520	361,422
Geron Corp (a)	1,066,012	1,876,181
Geron Corp warrants 12/31/2025 (a)	2,100,000	868,088
Gilead Sciences Inc	1,656,603	189,366,289
Gossamer Bio Inc (a)(c)	7,914,394	9,734,705
Gritstone Bio Inc warrants (a)(e)	1,333,333	12
Ideaya Biosciences Inc (a)	676,957	13,925,005
Immunome Inc (a)	111,682	1,049,811
Immunovant Inc (a)	649,621	13,382,193
Immunovant Inc (d)	250,000	5,150,000
Inozyme Pharma Inc (a)(c)	1,165,442	1,398,530
Insmed Inc (a)	847,919	69,147,794
Intellia Therapeutics Inc (a)(c)	879,921	8,878,403
Ionis Pharmaceuticals Inc (a)	500,777	16,620,789
Janux Therapeutics Inc (a)	372,299	12,244,914
Keros Therapeutics Inc (a)	377,478	4,182,456
Korro Bio Inc (a)(d)	32,866	823,951
Krystal Biotech Inc (a)(b)(c)	1,877,722	336,581,669
Kymera Therapeutics Inc (a)	49,641	1,556,245
Legend Biotech Corp ADR (a)	174,710	6,116,597
Lexicon Pharmaceuticals Inc (a)	642,604	449,502
Madrigal Pharmaceuticals Inc (a)	41,795	14,263,380
MannKind Corp (a)	4,406,401	23,530,181
Metsera Inc	43,800	1,085,364
Metsera Inc (f)	717,747	17,785,771
Moderna Inc (a)	768,622	23,796,537
Monte Rosa Therapeutics Inc (a)(c)	540,520	2,972,860
MoonLake Immunotherapeutics Class A (a)(c)	510,858	21,333,430
Natera Inc (a)	349,532	54,383,684
Neurogene Inc (a)	22,257	393,726
Nurix Therapeutics Inc (a)	816,646	12,617,181
Nuvalent Inc Class A (a)	268,899	20,162,047
Oruka Therapeutics Inc (c)	704,983	7,155,577
Perspective Therapeutics Inc (a)	713,700	1,984,086
Praxis Precision Medicines Inc (a)(c)	149,613	5,775,062
Protagonist Therapeutics Inc (a)(c)	423,913	15,934,890
PTC Therapeutics Inc (a)	285,711	15,788,390
RAPT Therapeutics Inc (a)	275,900	314,526
Recursion Pharmaceuticals Inc Class A (a)(c)	149,900	1,125,749
Regeneron Pharmaceuticals Inc	155,396	108,581,401
Replimune Group Inc (a)(c)	243,922	3,092,931
Revolution Medicines Inc (a)	672,498	27,397,569
Rezolute Inc/old (a)	179,100	793,413
Rhythm Pharmaceuticals Inc (a)	54,003	2,965,305
Rocket Pharmaceuticals Inc (a)	13,592	128,443
Roivant Sciences Ltd (a)(c)	1,368,019	14,692,524
Sana Biotechnology Inc (a)	299,307	781,191
Sarepta Therapeutics Inc (a)	1,889	201,651
Scholar Rock Holding Corp (a)	1,632,599	63,377,493
Scholar Rock Holding Corp warrants 12/31/2025 (a)(d)	17,850	566,207
Soleno Therapeutics Inc (a)	77,600	3,788,432
Solid Biosciences Inc (a)(c)	3,513,060	19,638,005
SpringWorks Therapeutics Inc (a)	211,909	12,239,864
Spyre Therapeutics Inc (a)	284,853	5,611,604
Stoke Therapeutics Inc (a)(c)	145,046	1,138,611
Summit Therapeutics Inc (a)(c)	2,289,258	47,364,748
Taysha Gene Therapies Inc (a)	3,790,749	6,065,198
Tectonic Therapeutic Inc (a)	282,889	7,151,434
Tectonic Therapeutic Inc (d)	160,000	4,044,800
TG Therapeutics Inc (a)(c)	939,178	28,259,866
Twist Bioscience Corp (a)	166,525	6,464,501
Tyra Biosciences Inc (a)	363,102	4,251,924
Ultragenyx Pharmaceutical Inc (a)	325,339	13,963,550
United Therapeutics Corp (a)	151,493	48,485,335
Upstream Bio Inc	385,657	3,058,260
Vaxcyte Inc (a)	784,280	57,268,126
Vera Therapeutics Inc Class A (a)	509,225	15,241,104
Vertex Pharmaceuticals Inc (a)	406,109	194,847,037
Viking Therapeutics Inc (a)(c)	445,557	12,863,231
Vir Biotechnology Inc (a)	390,300	3,274,617
Viridian Therapeutics Inc (a)	1,006,328	15,628,274
vTv Therapeutics Inc Class A (a)(b)(c)	178,200	3,474,900
Zenas Biopharma Inc	223,300	1,565,333
		3,508,873,905
Health Care Equipment & Supplies - 0.0%
Aradigm Corp (a)(e)	148,009	2
Aradigm Corp (a)(e)	11,945	0
Glaukos Corp (a)	5,700	684,114
Novocure Ltd (a)	11,113	211,925
		896,041
Health Care Technology - 0.2%
Schrodinger Inc/United States (a)(c)	350,701	7,824,139
Life Sciences Tools & Services - 0.0%
10X Genomics Inc Class A (a)	112,400	1,201,556
Pharmaceuticals - 2.9%
Adimab LLC (a)(d)(e)(g)	1,954,526	9,713,994
Adimab LLC (d)(e)(g)	1,954,526	35,396,466
Amylyx Pharmaceuticals Inc (a)	670,506	2,199,260
Atea Pharmaceuticals Inc (a)(c)	270,100	818,402
Axsome Therapeutics Inc (a)	71,003	9,055,723
Corcept Therapeutics Inc (a)	483,346	29,281,101
Edgewise Therapeutics Inc (a)	68,021	1,780,110
Enliven Therapeutics Inc (a)(c)	479,038	9,978,362
Harmony Biosciences Holdings Inc (a)	64,425	2,180,786
Maze Therapeutics Inc (c)	148,600	1,817,378
Nuvation Bio Inc Class A (a)(c)	5,827,833	11,480,831
Optinose Inc warrants 11/23/2027 (a)	91,712	363
Phathom Pharmaceuticals Inc (a)(c)	508,584	2,807,384
Rapport Therapeutics Inc (a)	171,463	1,719,774
Structure Therapeutics Inc ADR (a)(c)	259,176	6,155,430
WaVe Life Sciences Ltd (a)	130,611	1,380,558
		125,765,922
TOTAL HEALTH CARE		3,644,561,563

TOTAL UNITED STATES		3,644,561,563
TOTAL COMMON STOCKS (Cost $2,591,912,704)		4,207,751,035

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
UNITED STATES - 1.5%
Health Care - 1.5%
Biotechnology - 0.8%
Cardurion Pharmaceuticals Inc Series B (d)(e)	1,020,908	5,002,449
ElevateBio LLC Series C (a)(d)(e)	216,600	560,994
National Resilience Inc Series B (a)(d)(e)	732,064	20,241,570
Saliogen Therapeutics Inc Series B (a)(d)(e)	94,461	30,228
Triveni Bio Inc Series B (d)(e)	7,167,431	7,454,128
		33,289,369
Health Care Providers & Services - 0.7%
Scorpion Therapeutics Inc Series B (a)(d)(e)	3,099,905	17,080,477
Scorpion Therapeutics Inc Series C1 (d)(e)	2,066,543	11,386,651
		28,467,128
Health Care Technology - 0.0%
Candid Therapeutics Series B (d)(e)	1,666,667	1,833,334
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals Inc Series C (a)(d)(e)	8,274,568	82
TOTAL HEALTH CARE		63,589,913

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $47,908,651)		63,589,913

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.35	4,964,977	4,965,969
Fidelity Securities Lending Cash Central Fund (h)(i)	4.35	197,674,589	197,694,357
TOTAL MONEY MARKET FUNDS (Cost $202,644,113)			202,660,326

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $2,842,465,468)	4,474,001,274
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(201,068,882)
NET ASSETS - 100.0%	4,272,932,392

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $144,893,926 or 3.4% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $17,785,771 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	23,546,682

Adimab LLC	9/17/14 - 6/05/15	7,861,206

Afferent Pharmaceuticals Inc Series C	7/01/15	0

Bridgebio Pharma Inc	9/25/23	20,000,036

Candid Therapeutics Series B	8/27/24	2,000,000

Cardurion Pharmaceuticals Inc Series B	7/10/24	4,999,999

Cyclerion Therapeutics Inc	4/02/19	1,404,026

ElevateBio LLC Series C	3/09/21	908,637

Immunovant Inc	1/13/25	5,000,000

Korro Bio Inc	7/14/23	1,854,573

MedAvail Holdings Inc	7/02/12	416,675

National Resilience Inc Series B	12/01/20	9,999,994

Saliogen Therapeutics Inc Series B	12/10/21	10,000,019

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Scorpion Therapeutics Inc Series B	1/08/21	7,500,000

Scorpion Therapeutics Inc Series C1	7/01/24	5,000,001

Tectonic Therapeutic Inc	1/30/24 - 2/03/25	5,539,164

Triveni Bio Inc Series B	9/19/24	7,500,000

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Metsera Inc	2025-07-30

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,016,519	625,511,706	637,562,074	421,610	(182)	-	4,965,969	4,964,977	0.0%
Fidelity Securities Lending Cash Central Fund	286,197,060	1,671,335,569	1,759,838,272	6,326,737	10,398	(10,398)	197,694,357	197,674,589	0.8%
Total	303,213,579	2,296,847,275	2,397,400,346	6,748,347	10,216	(10,398)	202,660,326	202,639,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
ArriVent Biopharma Inc	38,737,536	4,025,207	-	-	-	3,689,932	46,452,675	1,967,500
Candel Therapeutics Inc	218,572	37,978,345	184,431	-	(755,665)	12,509,366	49,766,187	5,544,979
Cartesian Therapeutics Inc	8,198,668	4,944,511	5,302,517	-	(3,226,548)	2,331,531	-	-
Cartesian Therapeutics Inc rights	700,145	-	-	-	-	1,669,576	-	-
Krystal Biotech Inc	316,567,405	-	18,810,710	-	10,755,711	28,069,263	336,581,669	1,877,722
Longboard Pharmaceuticals Inc	39,446,886	-	103,028,821	-	74,729,256	(11,147,321)	-	-
Regulus Therapeutics Inc	4,296,222	-	4,982,896	-	(791,853)	1,478,527	-	-
Sensorion SA	5,544,514	10,014,759	-	-	-	(2,895,332)	12,663,941	20,279,025
Taysha Gene Therapies Inc	34,737,254	4,817,416	21,968,960	-	10,669,696	(22,190,208)	-	-
vTv Therapeutics Inc Class A	-	2,525,005	-	-	-	949,895	3,474,900	178,200
Total	448,447,202	64,305,243	154,278,335	-	91,380,597	14,465,229	448,939,372	29,847,426

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	-	-	-	-
Health Care	4,207,751,035	4,159,452,485	818,338	47,480,212

Convertible Preferred Stocks
Health Care	63,589,913	-	-	63,589,913

Money Market Funds	202,660,326	202,660,326	-	-
Total Investments in Securities:	4,474,001,274	4,362,112,811	818,338	111,070,125

Net Unrealized Appreciation on Unfunded Commitments	987,443	-	-	987,443
Total	987,443	-	-	987,443
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$57,175,954
Net Realized Gain (Loss) on Investment Securities	(5,028,708)
Net Unrealized Gain (Loss) on Investment Securities	2,153,589
Cost of Purchases	104,805
Proceeds of Sales	(1,925,501)
Amortization/Accretion	-
Transfers into Level 3	76
Transfers out of Level 3	(5,000,003)
Ending Balance	$47,480,212
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(3,145,713)
Convertible Preferred Stocks
Beginning Balance	$47,066,704
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(2,976,791)
Cost of Purchases	19,500,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$63,589,913
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(2,976,791)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Biotechnology Portfolio
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $196,281,644) - See accompanying schedule:
Unaffiliated issuers (cost $2,477,551,723)	$3,822,401,576
Fidelity Central Funds (cost $202,644,113)	202,660,326
Other affiliated issuers (cost $162,269,632)	448,939,372

Total Investment in Securities (cost $2,842,465,468)		$4,474,001,274
Restricted cash		281,509
Receivable for investments sold		4,300,451
Unrealized appreciation on unfunded commitments		1,373,363
Receivable for fund shares sold		276,225
Dividends receivable		3,269,054
Distributions receivable from Fidelity Central Funds		227,429
Prepaid expenses		2,801
Other receivables		1,451,376
Total assets		4,485,183,482
Liabilities
Payable for investments purchased	$436,007
Unrealized depreciation on unfunded commitments	385,920
Payable for fund shares redeemed	3,460,304
Accrued management fee	2,226,559
Deferred taxes	6,719,497
Other payables and accrued expenses	1,489,514
Collateral on securities loaned	197,533,289
Total liabilities		212,251,090
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$4,272,932,392
Net Assets consist of:
Paid in capital		$2,920,684,119
Total accumulated earnings (loss)		1,352,248,273
Net Assets		$4,272,932,392
Net Asset Value, offering price and redemption price per share ($4,272,932,392 ÷ 217,646,669 shares)		$19.63
Consolidated Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$38,616,204
Income from Fidelity Central Funds (including $6,326,737 from security lending)		6,748,347
Total income		45,364,551
Expenses
Management fee	$29,109,575
Custodian fees and expenses	180,343
Independent trustees' fees and expenses	19,553
Registration fees	45,632
Audit fees	113,977
Legal	5,787
Interest	2,003
Miscellaneous	98,767
Total expenses before reductions	29,575,637
Expense reductions	(106,910)
Total expenses after reductions		29,468,727
Net Investment income (loss)		15,895,824
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	117,556,863
Fidelity Central Funds	10,216
Other affiliated issuers	91,380,597
Foreign currency transactions	(39,841)
Total net realized gain (loss)		208,907,835
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred taxes of $416,710)	(160,948,608)
Fidelity Central Funds	(10,398)
Other affiliated issuers	14,465,229
Unfunded commitments	987,443
Assets and liabilities in foreign currencies	(13,378)
Total change in net unrealized appreciation (depreciation)		(145,519,712)
Net gain (loss)		63,388,123
Net increase (decrease) in net assets resulting from operations		$79,283,947
Consolidated Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,895,824	$7,038,061
Net realized gain (loss)	208,907,835	337,216,108
Change in net unrealized appreciation (depreciation)	(145,519,712)	586,430,769
Net increase (decrease) in net assets resulting from operations	79,283,947	930,684,938
Distributions to shareholders	(53,021,964)	(20,921,962)

Share transactions
Proceeds from sales of shares	188,080,503	355,598,248
Reinvestment of distributions	49,131,977	19,492,812
Cost of shares redeemed	(905,073,470)	(1,339,429,723)

Net increase (decrease) in net assets resulting from share transactions	(667,860,990)	(964,338,663)
Total increase (decrease) in net assets	(641,599,007)	(54,575,687)

Net Assets
Beginning of period	4,914,531,399	4,969,107,086
End of period	$4,272,932,392	$4,914,531,399

Other Information
Shares
Sold	9,390,164	22,190,655
Issued in reinvestment of distributions	2,580,968	1,243,749
Redeemed	(45,900,263)	(83,162,823)
Net increase (decrease)	(33,929,131)	(59,728,419)

Consolidated Financial Highlights
Biotechnology Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.53	$15.96	$15.78	$25.52	$21.02
Income from Investment Operations
Net investment income (loss) B,C	.07	.03	(.01)	(.03)	(.01)
Net realized and unrealized gain (loss)	.26 D	3.62	.19	(6.91)	9.41
Total from investment operations	.33	3.65	.18	(6.94)	9.40
Distributions from net investment income	(.23)	(.08)	-	(.03)	(.07)
Distributions from net realized gain	-	-	-	(2.77)	(4.84)
Total distributions	(.23)	(.08)	-	(2.80)	(4.90) E
Net asset value, end of period	$19.63	$19.53	$15.96	$15.78	$25.52
Total Return F	1.72 % D	22.99%	1.14%	(29.49)%	47.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63%	.71%	.72%	.69%	.70%
Expenses net of fee waivers, if any	.63%	.71%	.71%	.69%	.70%
Expenses net of all reductions	.63%	.71%	.71%	.69%	.69%
Net investment income (loss)	.34%	.15%	(.05)%	(.14)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,272,932	$4,914,531	$4,969,107	$5,280,692	$8,873,624
Portfolio turnover rate I	38%	52% J	51%	46%	78%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 1.62%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Health Care Portfolio
Consolidated Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
BELGIUM - 1.9%
Health Care - 1.9%
Pharmaceuticals - 1.9%
UCB SA	670,000	126,181,699
CANADA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Xenon Pharmaceuticals Inc (b)	1,250,000	46,275,000
CHINA - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Beigene Ltd ADR (b)	140,000	38,052,000
DENMARK - 1.8%
Health Care - 1.8%
Biotechnology - 1.8%
Ascendis Pharma A/S ADR (b)	750,000	117,435,000
Zealand Pharma A/S (b)	14,600	1,346,408

TOTAL DENMARK		118,781,408
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	80,000	9,033,599
NETHERLANDS - 3.5%
Health Care - 3.5%
Biotechnology - 3.4%
Argenx SE ADR (b)	280,000	174,907,600
Merus NV (b)	1,103,100	51,944,979
		226,852,579
Pharmaceuticals - 0.1%
Pharvaris NV (b)	746,755	11,873,405
TOTAL NETHERLANDS		238,725,984
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)	513,161	15,071,539
UNITED STATES - 88.9%
Health Care - 88.9%
Biotechnology - 17.6%
Acumen Pharmaceuticals Inc (b)	1,140,000	1,459,200
Akero Therapeutics Inc (b)	280,000	13,753,600
Alnylam Pharmaceuticals Inc (b)	550,000	135,712,500
Annexon Inc (b)(c)	1,200,000	3,168,000
Apogee Therapeutics Inc (b)	52,600	1,653,744
Arcellx Inc (b)	600,000	38,892,000
Arcus Biosciences Inc (b)	949,758	10,342,865
Avidity Biosciences Inc (b)	500,000	15,320,000
Bicara Therapeutics Inc (c)	370,954	4,933,688
Cargo Therapeutics Inc (b)(c)	995,805	3,744,227
Caris Life Sciences Inc (b)(d)(e)	1,420,479	4,943,267
Cartesian Therapeutics Inc (b)	368,992	6,951,809
CG oncology Inc (b)	500,000	12,930,000
Cogent Biosciences Inc (b)	2,100,000	15,813,000
Crinetics Pharmaceuticals Inc (b)	1,000,000	35,780,000
Cytokinetics Inc (b)	800,000	36,800,000
Day One Biopharmaceuticals Inc (b)(c)	1,000,000	9,060,000
Disc Medicine Inc (b)	330,000	18,539,400
Exact Sciences Corp (b)(c)	3,120,000	147,919,200
Gilead Sciences Inc	1,200,000	137,172,000
Janux Therapeutics Inc (b)	689,690	22,683,904
Legend Biotech Corp ADR (b)	2,800,000	98,028,000
Metsera Inc (c)	239,587	5,936,966
MoonLake Immunotherapeutics Class A (b)	752,790	31,436,510
Nurix Therapeutics Inc (b)	1,450,000	22,402,500
Nuvalent Inc Class A (b)	670,000	50,236,600
Oruka Therapeutics Inc	999,710	10,147,057
Perspective Therapeutics Inc (b)	600,000	1,668,000
Regeneron Pharmaceuticals Inc	115,000	80,355,100
Revolution Medicines Inc (b)	400,000	16,296,000
Rezolute Inc/old (b)	1,500,000	6,645,000
Rhythm Pharmaceuticals Inc (b)	100,000	5,491,000
Scholar Rock Holding Corp (b)	86,830	3,370,741
Soleno Therapeutics Inc (b)	350,000	17,087,000
Spyre Therapeutics Inc (b)	562,700	11,085,190
Summit Therapeutics Inc (b)(c)	570,000	11,793,300
Upstream Bio Inc	853,667	6,769,579
Vaxcyte Inc (b)	750,000	54,765,000
Veracyte Inc (b)	869,140	30,211,306
Viking Therapeutics Inc (b)(c)	380,000	10,970,600
Viridian Therapeutics Inc (b)	2,295,770	35,653,308
		1,187,921,161
Health Care Equipment & Supplies - 31.9%
Boston Scientific Corp (b)	7,560,000	784,652,400
Glaukos Corp (b)	620,000	74,412,400
ICU Medical Inc (b)	40,000	5,853,200
Inspire Medical Systems Inc (b)	465,000	86,299,350
Insulet Corp (b)	800,000	217,816,000
Intuitive Surgical Inc (b)	160,000	91,704,000
Masimo Corp (b)	1,360,000	256,727,200
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	15,815	196,896
Penumbra Inc (b)	1,240,000	353,945,600
PROCEPT BioRobotics Corp (b)(c)	635,000	40,855,900
Stryker Corp	585,000	225,921,150
		2,138,384,096
Health Care Providers & Services - 20.0%
agilon health Inc (b)	2,000,000	6,240,000
Alignment Healthcare Inc (b)	3,400,000	53,346,000
BrightSpring Health Services Inc (b)	2,484,270	47,896,726
Centene Corp (b)	670,000	38,967,200
Cigna Group/The	620,000	191,487,000
CVS Health Corp	750,000	49,290,000
LifeStance Health Group Inc (b)	5,400,000	42,066,000
McKesson Corp	18,000	11,524,680
Molina Healthcare Inc (b)	190,000	57,212,800
Privia Health Group Inc (b)	3,700,000	92,389,000
Surgery Partners Inc (b)	1,690,000	40,695,200
UnitedHealth Group Inc	1,500,000	712,440,000
		1,343,554,606
Health Care Technology - 2.3%
Phreesia Inc (b)	1,400,000	37,155,999
Veeva Systems Inc Class A (b)	535,000	119,914,900
		157,070,899
Life Sciences Tools & Services - 8.4%
10X Genomics Inc Class A (b)	2,000,000	21,380,000
10X Genomics Inc Class B (b)	500,000	5,345,000
Bruker Corp	811,258	38,307,603
Danaher Corp	1,560,000	324,105,600
IQVIA Holdings Inc (b)	100,000	18,880,000
Thermo Fisher Scientific Inc	240,000	126,950,400
West Pharmaceutical Services Inc	140,000	32,527,600
		567,496,203
Pharmaceuticals - 8.7%
Contineum Therapeutics Inc Class A	450,000	3,168,000
Eli Lilly & Co	432,000	397,712,160
Enliven Therapeutics Inc (b)	600,000	12,498,000
Merck & Co Inc	740,000	68,265,000
Rapport Therapeutics Inc (b)(c)	276,132	2,769,604
Royalty Pharma PLC Class A	2,500,000	84,100,000
Structure Therapeutics Inc ADR (b)	670,000	15,912,500
		584,425,264
TOTAL UNITED STATES		5,978,852,229
TOTAL COMMON STOCKS (Cost $3,985,811,229)		6,570,973,458

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (d)(e)(g)	3,194,800	3,303,423
Health Care - 0.1%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (d)(e)	2,299,153	2,447,908
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/2027 (d)(e)	3,306,100	3,752,424
TOTAL HEALTH CARE		6,200,332

TOTAL UNITED STATES		9,503,755
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,800,053)		9,503,755

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	330,316	2,900,174
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (d)(e)	11,853,768	10,312,778
UNITED STATES - 1.7%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc (d)(e)	395,700	3,450,504
Saluda Medical Inc Series E (b)(d)(e)	759,659	4,914,994
		8,365,498
Health Care - 1.6%
Biotechnology - 0.8%
Asimov Inc Series B (b)(d)(e)	101,438	2,935,616
Caris Life Sciences Inc Series D (b)(d)(e)	3,206,021	11,156,953
Cleerly Inc Series C (b)(d)(e)	1,285,367	15,128,770
Element Biosciences Inc Series C (b)(d)(e)	572,265	5,264,839
Element Biosciences Inc Series D (d)(e)	413,355	2,752,944
Element Biosciences Inc Series D1 (d)(e)	413,355	2,752,944
ElevateBio LLC Series C (b)(d)(e)	254,900	660,191
Endeavor BioMedicines Inc Series C (d)(e)	1,366,212	8,907,702
Inscripta Inc Series E (b)(d)(e)	1,282,228	3,846,684
		53,406,643
Health Care Equipment & Supplies - 0.4%
Medical Microinstruments Inc/Italy Series C (d)(e)	316,310	10,583,733
Outset Medical Inc Series A	79,974	14,549,270
		25,133,003
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(d)(e)(h)	473,270	2,191,240
Health Care Technology - 0.4%
Aledade Inc Series B1 (b)(d)(e)	201,220	7,835,507
Aledade Inc Series E1 (b)(d)(e)	56,664	2,206,496
Candid Therapeutics Series B (d)(e)	3,162,302	3,478,532
Omada Health Inc Series E (b)(d)(e)	2,153,073	10,248,627
Wugen Inc Series B (b)(d)(e)	454,342	1,726,500
		25,495,662
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	3,696,429	1,811,250
TOTAL HEALTH CARE		108,037,798

TOTAL UNITED STATES		116,403,296
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $192,041,080)		129,616,248

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA 10% 12/31/2026 (d)(e) (Cost $12,879,865)	12,879,865	12,953,853

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	13,901,333	13,904,113
Fidelity Securities Lending Cash Central Fund (i)(f)	4.35	56,502,193	56,507,844
TOTAL MONEY MARKET FUNDS (Cost $70,410,207)			70,411,957

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,269,942,434)	6,793,459,271
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(60,219,342)
NET ASSETS - 100.0%	6,733,239,929

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $142,664,749 or 2.1% of net assets.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	7,704,855

Aledade Inc Series E1	5/20/22	2,822,683

Asimov Inc Series B	10/29/21	9,401,345

Candid Therapeutics Series B	8/27/24	3,794,762

Caris Life Sciences Inc	10/06/22	7,954,682

Caris Life Sciences Inc Series D	5/11/21	25,968,770

Cleerly Inc Series C	7/08/22	15,142,394

dMed Biopharmaceutical Co Ltd Series C	12/01/20	4,691,527

Element Biosciences Inc Series C	6/21/21	11,763,880

Element Biosciences Inc Series D	6/28/24	3,242,067

Element Biosciences Inc Series D1	6/28/24	3,242,067

ElevateBio LLC Series C	3/09/21	1,069,306

Endeavor BioMedicines Inc Series C	4/22/24	8,913,987

Galvanize Therapeutics 6% 2/28/2027	2/28/24	3,306,100

Galvanize Therapeutics Series B	3/29/22	6,399,572

Inscripta Inc Series E	3/30/21	11,322,073

InSightec Ltd Series G	6/17/24	10,523,775

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 12/31/24	12,879,865

Medical Microinstruments Inc/Italy Series C	2/16/24	10,543,783

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	12,908,103

Saluda Medical Inc	4/06/23	3,194,803

Saluda Medical Inc 0%	1/03/25	3,194,800

Saluda Medical Inc Series E	4/06/23	6,133,335

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	13,584,368

Wugen Inc 10% 6/14/2025	6/14/24	2,299,153

Wugen Inc Series B	7/09/21	3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,213,126	891,432,768	880,742,454	514,542	672	1	13,904,113	13,901,333	0.0%
Fidelity Securities Lending Cash Central Fund	90,247,976	618,393,542	652,133,674	445,581	-	-	56,507,844	56,502,193	0.2%
Total	93,461,102	1,509,826,310	1,532,876,128	960,123	672	1	70,411,957	70,403,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Oruka Therapeutics Inc	-	58,410	-	-	-	(1,069,328)	-	-
Total	-	58,410	-	-	-	(1,069,328)	-	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	6,570,973,458	6,565,833,295	-	5,140,163

Convertible Corporate Bonds
Financials	3,303,423	-	-	3,303,423
Health Care	6,200,332	-	-	6,200,332

Convertible Preferred Stocks
Financials	8,365,498	-	-	8,365,498
Health Care	121,250,750	14,549,270	-	106,701,480

Preferred Securities
Health Care	12,953,853	-	-	12,953,853

Money Market Funds	70,411,957	70,411,957	-	-
Total Investments in Securities:	6,793,459,271	6,650,794,522	-	142,664,749

Net Unrealized Depreciation on Unfunded Commitments	(585,076)	-	-	(585,076)
Total	(585,076)	-	-	(585,076)
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$3,963,136
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,177,027
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$5,140,163
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$1,177,028
Convertible Corporate Bonds
Beginning Balance	$3,307,092
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	702,710
Cost of Purchases	5,493,953
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$9,503,755
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$702,710
Convertible Preferred Stocks
Beginning Balance	$94,829,920
Net Realized Gain (Loss) on Investment Securities	(117,756)
Net Unrealized Gain (Loss) on Investment Securities	(8,872,568)
Cost of Purchases	29,821,701
Proceeds of Sales	(594,319)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$115,066,978
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(8,872,568)
Preferred Securities
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	73,988
Cost of Purchases	12,879,865
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$12,953,853
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$73,988

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Health Care Portfolio
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $56,019,759) - See accompanying schedule:
Unaffiliated issuers (cost $4,199,532,227)	$6,723,047,314
Fidelity Central Funds (cost $70,410,207)	70,411,957

Total Investment in Securities (cost $4,269,942,434)		$6,793,459,271
Foreign currency held at value (cost $62,729)		62,890
Receivable for investments sold		6,102,462
Receivable for fund shares sold		944,276
Dividends receivable		4,520,150
Interest receivable		362,963
Distributions receivable from Fidelity Central Funds		109,715
Prepaid expenses		4,404
Other receivables		1,032,666
Total assets		6,806,598,797
Liabilities
Payable for investments purchased	$6,847,098
Unrealized depreciation on unfunded commitments	585,076
Payable for fund shares redeemed	4,880,911
Accrued management fee	3,526,601
Other payables and accrued expenses	1,033,164
Collateral on securities loaned	56,486,018
Total liabilities		73,358,868
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$6,733,239,929
Net Assets consist of:
Paid in capital		$4,094,587,557
Total accumulated earnings (loss)		2,638,652,372
Net Assets		$6,733,239,929
Net Asset Value, offering price and redemption price per share ($6,733,239,929 ÷ 241,103,809 shares)		$27.93
Consolidated Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$38,492,626
Interest		369,052
Income from Fidelity Central Funds (including $445,581 from security lending)		960,123
Total income		39,821,801
Expenses
Management fee	$46,019,874
Custodian fees and expenses	156,679
Independent trustees' fees and expenses	31,302
Registration fees	43,355
Audit fees	68,800
Legal	6,517
Interest	91,875
Miscellaneous	128,089
Total expenses before reductions	46,546,491
Expense reductions	(162,450)
Total expenses after reductions		46,384,041
Net Investment income (loss)		(6,562,240)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	671,156,751
Fidelity Central Funds	672
Foreign currency transactions	15,228
Total net realized gain (loss)		671,172,651
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(516,625,143)
Fidelity Central Funds	1
Other affiliated issuers	1,069,328
Unfunded commitments	(585,076)
Assets and liabilities in foreign currencies	(75,910)
Total change in net unrealized appreciation (depreciation)		(516,216,800)
Net gain (loss)		154,955,851
Net increase (decrease) in net assets resulting from operations		$148,393,611
Consolidated Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,562,240)	$(4,761,758)
Net realized gain (loss)	671,172,651	321,000,314
Change in net unrealized appreciation (depreciation)	(516,216,800)	530,618,894
Net increase (decrease) in net assets resulting from operations	148,393,611	846,857,450
Distributions to shareholders	(707,917,595)	-

Share transactions
Proceeds from sales of shares	245,582,352	489,323,946
Reinvestment of distributions	643,544,261	-
Cost of shares redeemed	(1,509,305,032)	(1,576,703,467)

Net increase (decrease) in net assets resulting from share transactions	(620,178,419)	(1,087,379,521)
Total increase (decrease) in net assets	(1,179,702,403)	(240,522,071)

Net Assets
Beginning of period	7,912,942,332	8,153,464,403
End of period	$6,733,239,929	$7,912,942,332

Other Information
Shares
Sold	8,294,953	17,502,505
Issued in reinvestment of distributions	23,014,058	-
Redeemed	(51,006,439)	(56,642,005)
Net increase (decrease)	(19,697,428)	(39,139,500)

Consolidated Financial Highlights
Health Care Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.34	$27.18	$28.30	$32.18	$26.53
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.02)	(.03)	(.03)	- D
Net realized and unrealized gain (loss)	.56	3.18	(.50)	(.92)	9.23
Total from investment operations	.53	3.16	(.53)	(.95)	9.23
Distributions from net investment income	(.01)	-	-	(.04) E	(.18)
Distributions from net realized gain	(2.93)	-	(.59)	(2.89) E	(3.40)
Total distributions	(2.94)	-	(.59)	(2.93)	(3.58)
Net asset value, end of period	$27.93	$30.34	$27.18	$28.30	$32.18
Total Return F	1.94%	11.63%	(2.05)%	(3.67)%	36.00%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63%	.69%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.63%	.68%	.68%	.67%	.69%
Expenses net of all reductions	.63%	.68%	.68%	.67%	.69%
Net investment income (loss)	(.09)%	(.06)%	(.10)%	(.10)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,733,240	$7,912,942	$8,153,464	$8,999,209	$10,353,077
Portfolio turnover rate I	40%	46%	40%	31%	52%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Health Care Services Portfolio
Consolidated Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
UNITED STATES - 99.0%
Financials - 0.6%
Insurance - 0.6%
Oscar Health Inc Class A (a)(b)	441,000	6,443,010
Health Care - 98.4%
Health Care Providers & Services - 97.2%
Acadia Healthcare Co Inc (a)	689,100	20,659,218
agilon health Inc (a)	5,305,160	16,552,099
Alignment Healthcare Inc (a)	988,033	15,502,238
Astrana Health Inc (a)	344,900	8,753,562
BrightSpring Health Services Inc (a)(b)	1,033,200	19,920,096
Cencora Inc	207,100	52,508,134
Centene Corp (a)	883,584	51,389,245
Chemed Corp	62,000	37,249,600
Cigna Group/The	344,772	106,482,832
CVS Health Corp	1,577,070	103,645,040
Elevance Health Inc	46,402	18,416,026
Encompass Health Corp	421,400	42,198,996
HCA Healthcare Inc	84,400	25,851,720
Humana Inc	27,700	7,490,634
LifeStance Health Group Inc (a)	3,168,159	24,679,959
McKesson Corp	116,400	74,526,264
Molina Healthcare Inc (a)	176,000	52,997,120
Option Care Health Inc (a)	901,700	30,206,950
Privia Health Group Inc (a)	1,230,164	30,717,195
Surgery Partners Inc (a)(b)	1,117,236	26,903,043
Tenet Healthcare Corp (a)	194,800	24,659,732
UnitedHealth Group Inc	524,750	249,235,260
US Physical Therapy Inc	163,300	13,230,566
		1,053,775,529
Health Care Technology - 1.2%
Waystar Holding Corp (a)	300,100	13,045,347
TOTAL HEALTH CARE		1,066,820,876

TOTAL UNITED STATES		1,073,263,886
TOTAL COMMON STOCKS (Cost $663,320,393)		1,073,263,886

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Health Care - 0.5%
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (a)(c)(d)(e)	69,639	322,429
Health Care Technology - 0.5%
Aledade Inc Series B1 (a)(c)(e)	52,232	2,033,914
Aledade Inc Series E1 (a)(c)(e)	40,149	1,563,402
Aledade Inc Series F (a)(c)(e)	59,859	2,330,910
		5,928,226
TOTAL HEALTH CARE		6,250,655

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,154,293)		6,250,655

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.35	1,773,200	1,773,554
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	14,349,645	14,351,080
TOTAL MONEY MARKET FUNDS (Cost $16,124,634)			16,124,634

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $688,599,320)	1,095,639,175
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(10,499,957)
NET ASSETS - 100.0%	1,085,139,218

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,250,655 or 0.6% of net assets.

(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	2,000,000

Aledade Inc Series E1	5/20/22	1,999,998

Aledade Inc Series F	6/07/23	2,999,983

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	1,998,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,504,694	296,862,639	303,594,333	289,545	554	-	1,773,554	1,773,200	0.0%
Fidelity Securities Lending Cash Central Fund	87,877,224	566,815,055	640,341,199	95,565	-	-	14,351,080	14,349,645	0.1%
Total	96,381,918	863,677,694	943,935,532	385,110	554	-	16,124,634	16,122,845

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	6,443,010	6,443,010	-	-
Health Care	1,066,820,876	1,066,820,876	-	-

Convertible Preferred Stocks
Health Care	6,250,655	-	-	6,250,655

Money Market Funds	16,124,634	16,124,634	-	-
Total Investments in Securities:	1,095,639,175	1,089,388,520	-	6,250,655
Health Care Services Portfolio
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $13,845,221) - See accompanying schedule:
Unaffiliated issuers (cost $672,474,686)	$1,079,514,541
Fidelity Central Funds (cost $16,124,634)	16,124,634

Total Investment in Securities (cost $688,599,320)		$1,095,639,175
Receivable for investments sold		7,587,950
Receivable for fund shares sold		587,901
Dividends receivable		164,808
Distributions receivable from Fidelity Central Funds		14,929
Prepaid expenses		798
Other receivables		121,689
Total assets		1,104,117,250
Liabilities
Payable for investments purchased	$1,088,365
Payable for fund shares redeemed	2,777,573
Accrued management fee	613,195
Other payables and accrued expenses	151,248
Collateral on securities loaned	14,347,651
Total liabilities		18,978,032
Net Assets		$1,085,139,218
Net Assets consist of:
Paid in capital		$702,147,410
Total accumulated earnings (loss)		382,991,808
Net Assets		$1,085,139,218
Net Asset Value, offering price and redemption price per share ($1,085,139,218 ÷ 10,107,226 shares)		$107.36
Consolidated Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$14,998,560
Income from Fidelity Central Funds (including $95,565 from security lending)		385,110
Total income		15,383,670
Expenses
Management fee	$8,582,986
Custodian fees and expenses	14,640
Independent trustees' fees and expenses	5,685
Registration fees	39,433
Audit fees	41,022
Legal	2,078
Interest	7,380
Miscellaneous	34,953
Total expenses before reductions	8,728,177
Expense reductions	(31,981)
Total expenses after reductions		8,696,196
Net Investment income (loss)		6,687,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	113,133,228
Fidelity Central Funds	554
Foreign currency transactions	(51,562)
Total net realized gain (loss)		113,082,220
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(223,572,250)
Assets and liabilities in foreign currencies	(132)
Total change in net unrealized appreciation (depreciation)		(223,572,382)
Net gain (loss)		(110,490,162)
Net increase (decrease) in net assets resulting from operations		$(103,802,688)
Consolidated Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,687,474	$6,477,255
Net realized gain (loss)	113,082,220	81,216,159
Change in net unrealized appreciation (depreciation)	(223,572,382)	37,012,719
Net increase (decrease) in net assets resulting from operations	(103,802,688)	124,706,133
Distributions to shareholders	(164,827,941)	(9,047,588)

Share transactions
Proceeds from sales of shares	129,828,697	267,755,314
Reinvestment of distributions	148,268,039	8,038,404
Cost of shares redeemed	(469,343,621)	(555,137,698)

Net increase (decrease) in net assets resulting from share transactions	(191,246,885)	(279,343,980)
Total increase (decrease) in net assets	(459,877,514)	(163,685,435)

Net Assets
Beginning of period	1,545,016,732	1,708,702,167
End of period	$1,085,139,218	$1,545,016,732

Other Information
Shares
Sold	1,082,476	2,082,554
Issued in reinvestment of distributions	1,394,816	60,870
Redeemed	(3,867,981)	(4,340,224)
Net increase (decrease)	(1,390,689)	(2,196,800)

Consolidated Financial Highlights
Health Care Services Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$134.37	$124.77	$131.98	$121.44	$94.72
Income from Investment Operations
Net investment income (loss) B,C	.63	.52	.28	.29	.06
Net realized and unrealized gain (loss)	(11.08)	9.84	(.47)	20.01	27.59
Total from investment operations	(10.45)	10.36	(.19)	20.30	27.65
Distributions from net investment income	(.70)	(.46)	(.31)	(.22) D	(.93)
Distributions from net realized gain	(15.86)	(.30)	(6.71)	(9.55) D	-
Total distributions	(16.56)	(.76)	(7.02)	(9.76) E	(.93)
Net asset value, end of period	$107.36	$134.37	$124.77	$131.98	$121.44
Total Return F	(7.23) %	8.32%	(.64)%	16.85%	29.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67%	.73%	.73%	.71%	.73%
Expenses net of fee waivers, if any	.67%	.73%	.73%	.71%	.73%
Expenses net of all reductions	.67%	.73%	.73%	.71%	.73%
Net investment income (loss)	.51%	.41%	.21%	.22%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,085,139	$1,545,017	$1,708,702	$1,214,032	$1,100,913
Portfolio turnover rate I	56%	32%	30%	35%	34%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Medical Technology and Devices Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
FRANCE - 0.3%
Health Care - 0.3%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	1,220	44,282
DNA Script SAS (b)(c)(d)	4,668	169,628
		213,910
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	75,000	15,482,449
TOTAL FRANCE		15,696,359
JAPAN - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	1,000,000	16,349,250
UNITED STATES - 96.0%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	235,185	310,444
Health Care - 96.0%
Biotechnology - 3.8%
Exact Sciences Corp (c)(e)	2,260,000	107,146,600
Natera Inc (c)	200,000	31,118,000
Veracyte Inc (c)	1,458,567	50,699,789
		188,964,389
Health Care Equipment & Supplies - 61.2%
Abbott Laboratories	1,640,000	226,336,400
Alcon AG (United States)	1,000,000	92,500,000
Align Technology Inc (c)	45,000	8,416,350
Boston Scientific Corp (c)	7,000,000	726,530,000
Ceribell Inc	500,000	11,620,000
Cooper Cos Inc/The (c)	1,000,000	90,380,000
Edwards Lifesciences Corp (c)	900,000	64,458,000
Glaukos Corp (c)	600,000	72,012,000
ICU Medical Inc (c)	460,000	67,311,800
Inspire Medical Systems Inc (c)	492,500	91,403,075
Insulet Corp (c)	815,000	221,900,050
Intuitive Surgical Inc (c)	714,000	409,229,100
Masimo Corp (c)(e)	1,310,000	247,288,700
Outset Medical Inc (c)(e)(f)	3,445,406	2,507,222
Penumbra Inc (c)	860,000	245,478,400
PROCEPT BioRobotics Corp (c)(e)	1,000,000	64,340,000
Stryker Corp	1,060,000	409,361,400
		3,051,072,497
Health Care Providers & Services - 1.7%
LifeStance Health Group Inc (c)	4,500,000	35,054,999
Privia Health Group Inc (c)	2,000,000	49,940,000
		84,994,999
Health Care Technology - 5.9%
Doximity Inc Class A (c)	1,040,000	73,320,000
Phreesia Inc (c)	1,800,000	47,772,000
Prognomiq Inc (b)(c)	445,258	111,315
Veeva Systems Inc Class A (c)	780,000	174,829,200
		296,032,515
Life Sciences Tools & Services - 23.4%
10X Genomics Inc Class A (c)	2,000,000	21,380,000
10X Genomics Inc Class B (c)	392,772	4,198,733
Agilent Technologies Inc	185,000	23,665,200
Bruker Corp	1,006,805	47,541,332
Danaher Corp	2,260,000	469,537,600
IQVIA Holdings Inc (c)	420,000	79,296,000
Thermo Fisher Scientific Inc	835,000	441,681,600
West Pharmaceutical Services Inc	360,000	83,642,400
		1,170,942,865
TOTAL HEALTH CARE		4,792,007,265

TOTAL UNITED STATES		4,792,317,709
TOTAL COMMON STOCKS (Cost $2,402,325,909)		4,824,363,318

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/2027 (b)(d) (Cost $2,433,800)	2,433,800	2,762,363

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA Series D-6 (b)(c)(d)	13,783,189	9,372,569
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(d)	268,502	2,357,447
FRANCE - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
DNA Script SAS Series B (b)(c)(d)	59	2,542
DNA Script SAS Series C (b)(c)(d)	28,249	6,587,269

TOTAL FRANCE		6,589,811
UNITED STATES - 2.2%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Freenome Holdings Inc Series C (b)(c)(d)	2,268,156	13,223,349
Freenome Holdings Inc Series D (b)(c)(d)	1,325,855	8,233,560
		21,456,909
Financials - 0.3%
Financial Services - 0.3%
Saluda Medical Inc Series D (b)(c)(d)	1,567,904	13,107,677
Health Care - 1.5%
Biotechnology - 0.8%
Asimov Inc Series B (b)(c)(d)	97,985	2,835,686
Caris Life Sciences Inc Series D (b)(c)(d)	2,803,935	9,757,694
Element Biosciences Inc Series B (b)(c)(d)	2,385,223	15,432,393
ElevateBio LLC Series C (b)(c)(d)	214,700	556,073
Inscripta Inc Series D (b)(c)(d)	3,938,731	9,334,792
		37,916,638
Health Care Providers & Services - 0.3%
Conformal Medical Inc Series C (b)(c)(d)	2,605,625	10,917,569
Conformal Medical Inc Series D (b)(c)(d)	525,299	2,558,206
		13,475,775
Health Care Technology - 0.4%
Aledade Inc Series B1 (b)(c)(d)	175,232	6,823,534
Aledade Inc Series E1 (b)(c)(d)	58,567	2,280,599
Omada Health Inc Series E (b)(c)(d)	2,182,939	10,390,790
		19,494,923
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	3,641,139	1,784,158
TOTAL UNITED STATES		107,236,080
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $191,870,165)		125,555,907

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Kardium Inc/CA 0% (b)(d)(h) (Cost $19,551,861)	19,551,861	13,080,195

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	26,559,318	26,564,630
Fidelity Securities Lending Cash Central Fund (i)(g)	4.35	25,851,114	25,853,699
TOTAL MONEY MARKET FUNDS (Cost $52,418,329)			52,418,329

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,668,600,064)	5,018,180,112
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(24,456,113)
NET ASSETS - 100.0%	4,993,723,999

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $141,922,819 or 2.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Affiliated company
(g)	Investment made with cash collateral received from securities on loan.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	6,709,756

Aledade Inc Series E1	5/20/22	2,917,480

Asimov Inc Series B	10/29/21	9,081,318

Caris Life Sciences Inc Series D	5/11/21	22,711,874

Conformal Medical Inc Series C	7/24/20	9,554,996

Conformal Medical Inc Series D	5/26/23	2,668,340

dMed Biopharmaceutical Co Ltd Series C	12/01/20	3,813,574

DNA Script SAS	12/17/21	3,737,869

DNA Script SAS	12/17/21	976,907

DNA Script SAS Series B	12/17/21	47,244

DNA Script SAS Series C	10/01/21	24,572,393

Element Biosciences Inc Series B	12/13/19	12,500,000

ElevateBio LLC Series C	3/09/21	900,667

Freenome Holdings Inc Series C	8/14/20	14,999,996

Freenome Holdings Inc Series D	11/22/21	9,999,996

Galvanize Therapeutics 6% 2/28/2027	2/28/24	2,433,800

Galvanize Therapeutics Series B	3/29/22	6,303,849

Inscripta Inc Series D	11/13/20	18,000,001

Kardium Inc/CA 0%	12/30/20	19,551,861

Kardium Inc/CA Series D-6	12/30/20	14,001,515

Omada Health Inc Series E	12/22/21	13,087,156

Saluda Medical Inc Series D	1/20/22	20,000,011

Saluda Medical Inc warrants 1/20/2027	1/20/22	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,516,986	828,087,307	820,039,316	630,283	(347)	-	26,564,630	26,559,318	0.1%
Fidelity Securities Lending Cash Central Fund	149,430,952	749,118,513	872,695,766	58,849	-	-	25,853,699	25,851,114	0.1%
Total	167,947,938	1,577,205,820	1,692,735,082	689,132	(347)	-	52,418,329	52,410,432

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Outset Medical Inc	8,820,000	2,046,084	-	-	-	(8,358,862)	2,507,222	3,445,406
Total	8,820,000	2,046,084	-	-	-	(8,358,862)	2,507,222	3,445,406

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	310,444	-	-	310,444
Health Care	4,824,052,874	4,807,378,399	16,349,250	325,225

Convertible Corporate Bonds
Health Care	2,762,363	-	-	2,762,363

Convertible Preferred Stocks
Consumer Discretionary	21,456,909	-	-	21,456,909
Financials	13,107,677	-	-	13,107,677
Health Care	90,991,321	-	-	90,991,321

Preferred Securities
Health Care	13,080,195	-	-	13,080,195

Money Market Funds	52,418,329	52,418,329	-	-
Total Investments in Securities:	5,018,180,112	4,859,796,728	16,349,250	142,034,134
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$1,379,853
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(744,184)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$635,669
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(744,184)
Convertible Corporate Bonds
Beginning Balance	$2,434,530
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	327,833
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$2,762,363
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$327,833
Convertible Preferred Stocks
Beginning Balance	$169,510,494
Net Realized Gain (Loss) on Investment Securities	(95,717)
Net Unrealized Gain (Loss) on Investment Securities	(43,375,766)
Cost of Purchases	-
Proceeds of Sales	(483,104)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$125,555,907
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(43,375,766)
Preferred Securities
Beginning Balance	$14,820,311
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,740,116)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$13,080,195
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(1,740,116)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Medical Technology and Devices Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $24,451,340) - See accompanying schedule:
Unaffiliated issuers (cost $2,592,790,007)	$4,963,254,561
Fidelity Central Funds (cost $52,418,329)	52,418,329
Other affiliated issuers (cost $23,391,728)	2,507,222

Total Investment in Securities (cost $2,668,600,064)		$5,018,180,112
Receivable for investments sold		8,553,649
Receivable for fund shares sold		1,076,738
Dividends receivable		230,463
Interest receivable		146,428
Distributions receivable from Fidelity Central Funds		43,212
Prepaid expenses		3,134
Other receivables		344,964
Total assets		5,028,578,700
Liabilities
Payable for investments purchased	$1,676,161
Payable for fund shares redeemed	4,328,465
Accrued management fee	2,640,367
Other payables and accrued expenses	364,574
Collateral on securities loaned	25,845,134
Total liabilities		34,854,701
Net Assets		$4,993,723,999
Net Assets consist of:
Paid in capital		$2,526,727,370
Total accumulated earnings (loss)		2,466,996,629
Net Assets		$4,993,723,999
Net Asset Value, offering price and redemption price per share ($4,993,723,999 ÷ 77,359,689 shares)		$64.55
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$13,002,043
Interest		147,959
Income from Fidelity Central Funds (including $58,849 from security lending)		689,132
Total income		13,839,134
Expenses
Management fee	$33,326,538
Custodian fees and expenses	54,312
Independent trustees' fees and expenses	22,599
Registration fees	39,219
Audit fees	51,206
Legal	2,990
Interest	38,208
Miscellaneous	115,373
Total expenses before reductions	33,650,445
Expense reductions	(120,445)
Total expenses after reductions		33,530,000
Net Investment income (loss)		(19,690,866)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	549,366,987
Fidelity Central Funds	(347)
Foreign currency transactions	108,941
Total net realized gain (loss)		549,475,581
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(163,910,325)
Affiliated issuers	(8,358,862)
Assets and liabilities in foreign currencies	(8,653)
Total change in net unrealized appreciation (depreciation)		(172,277,840)
Net gain (loss)		377,197,741
Net increase (decrease) in net assets resulting from operations		$357,506,875
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(19,690,866)	$(25,332,939)
Net realized gain (loss)	549,475,581	445,977,093
Change in net unrealized appreciation (depreciation)	(172,277,840)	(75,000,073)
Net increase (decrease) in net assets resulting from operations	357,506,875	345,644,081
Distributions to shareholders	(465,610,463)	-

Share transactions
Proceeds from sales of shares	166,208,060	313,528,922
Reinvestment of distributions	426,320,180	-
Cost of shares redeemed	(1,353,819,434)	(1,707,538,891)

Net increase (decrease) in net assets resulting from share transactions	(761,291,194)	(1,394,009,969)
Total increase (decrease) in net assets	(869,394,782)	(1,048,365,888)

Net Assets
Beginning of period	5,863,118,781	6,911,484,669
End of period	$4,993,723,999	$5,863,118,781

Other Information
Shares
Sold	2,538,496	5,030,213
Issued in reinvestment of distributions	6,681,050	-
Redeemed	(20,796,326)	(28,227,475)
Net increase (decrease)	(11,576,780)	(23,197,262)

Financial Highlights
Medical Technology and Devices Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$65.92	$61.64	$70.83	$74.99	$55.88
Income from Investment Operations
Net investment income (loss) B,C	(.24)	(.25)	(.24)	(.37)	(.24)
Net realized and unrealized gain (loss)	4.83	4.53	(7.84)	2.97	24.19
Total from investment operations	4.59	4.28	(8.08)	2.60	23.95
Distributions from net realized gain	(5.96)	-	(1.11)	(6.76)	(4.84)
Total distributions	(5.96)	-	(1.11)	(6.76)	(4.84)
Net asset value, end of period	$64.55	$65.92	$61.64	$70.83	$74.99
Total Return D	7.21%	6.94%	(11.64)%	2.95%	44.20%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.63%	.70%	.70%	.68%	.70%
Expenses net of fee waivers, if any	.63%	.70%	.70%	.68%	.70%
Expenses net of all reductions	.63%	.70%	.70%	.68%	.70%
Net investment income (loss)	(.37)%	(.40)%	(.38)%	(.46)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,993,724	$5,863,119	$6,911,485	$8,905,834	$8,673,299
Portfolio turnover rate G	31%	42%	37%	32%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Pharmaceuticals Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 95.2%
	Shares	Value ($)
BELGIUM - 5.8%
Health Care - 5.8%
Biotechnology - 0.1%
Galapagos NV ADR (b)	36,900	962,351
Health Care Equipment & Supplies - 0.8%
Ion Beam Applications	422,400	5,678,769
Nyxoah SA (b)(c)	298,200	2,969,643
Nyxoah SA (United States) (b)(c)	221,500	2,223,860
		10,872,272
Pharmaceuticals - 4.9%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(d)(e)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(d)(e)	10	0
UCB SA	343,100	64,616,330
		64,616,330
TOTAL BELGIUM		76,450,953
CANADA - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Xenon Pharmaceuticals Inc (b)	301,900	11,176,338
DENMARK - 14.8%
Health Care - 14.8%
Biotechnology - 0.4%
Ascendis Pharma A/S ADR (b)	36,100	5,652,538
Pharmaceuticals - 14.4%
Novo Nordisk A/S Class B ADR	2,088,600	189,331,590
TOTAL DENMARK		194,984,128
GERMANY - 1.7%
Health Care - 1.7%
Biotechnology - 1.0%
BioNTech SE ADR (b)	120,153	13,567,677
Pharmaceuticals - 0.7%
Merck KGaA	62,700	8,903,684
TOTAL GERMANY		22,471,361
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (b)(c)	75,800	1,198,398
NETHERLANDS - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Merus NV (b)	117,400	5,528,366
uniQure NV (b)(c)	405,300	5,329,695

TOTAL NETHERLANDS		10,858,061
UNITED KINGDOM - 10.4%
Health Care - 10.4%
Pharmaceuticals - 10.4%
Astrazeneca PLC ADR	1,795,200	136,812,192
UNITED STATES - 60.8%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (b)(d)(e)	66	0
Health Care - 60.8%
Biotechnology - 15.0%
Arcus Biosciences Inc (b)	986,517	10,743,170
ArriVent Biopharma Inc (b)	128,700	3,038,607
Avidity Biosciences Inc (b)	687,510	21,065,306
Beam Therapeutics Inc (b)(c)	148,200	3,903,588
Crinetics Pharmaceuticals Inc (b)	122,800	4,393,784
Disc Medicine Inc (b)	142,500	8,005,650
Dyne Therapeutics Inc (b)	485,400	6,606,294
Gilead Sciences Inc	544,700	62,264,658
Intellia Therapeutics Inc (b)(c)	172,900	1,744,561
Leap Therapeutics Inc warrants 1/31/2026 (b)	60,600	1
Legend Biotech Corp ADR (b)	866,000	30,318,660
Metsera Inc	13,000	322,140
Metsera Inc (f)	278,676	6,905,591
Moderna Inc (b)	261,200	8,086,752
PTC Therapeutics Inc (b)	253,000	13,980,780
Sarepta Therapeutics Inc (b)	49,300	5,262,775
Spyre Therapeutics Inc (b)	106,942	2,106,757
Summit Therapeutics Inc (b)(c)	264,317	5,468,719
Viking Therapeutics Inc (b)(c)	65,000	1,876,550
Vir Biotechnology Inc (b)	280,800	2,355,912
		198,450,255
Health Care Equipment & Supplies - 1.0%
Pulmonx Corp (b)(c)	1,459,051	12,577,020
Pharmaceuticals - 44.8%
Arvinas Inc (b)	26,300	465,510
Axsome Therapeutics Inc (b)	59,200	7,550,368
Bristol-Myers Squibb Co	9,600	572,352
Edgewise Therapeutics Inc (b)	83,600	2,187,812
Elanco Animal Health Inc (b)	2,625,600	29,327,952
Eli Lilly & Co	356,061	327,800,439
GSK PLC ADR (c)	1,691,260	63,574,463
Harmony Biosciences Holdings Inc (b)	130,677	4,423,416
Jazz Pharmaceuticals PLC (b)	89,200	12,802,876
Merck & Co Inc	702,736	64,827,397
Ocular Therapeutix Inc (b)	427,500	3,052,350
Roche Holding AG	65,000	21,646,971
Royalty Pharma PLC Class A	1,103,200	37,111,648
Zoetis Inc Class A	89,200	14,917,808
		590,261,362
TOTAL UNITED STATES		801,288,637
TOTAL COMMON STOCKS (Cost $897,467,014)		1,255,240,068

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(e) (Cost $950,068)	950,068	1,061,416

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
AgomAb Therapeutics SA Series C (b)(d)(e)	7,729	1,868,680
AgomAb Therapeutics SA Series D (d)(e)	7,649	1,903,850

TOTAL BELGIUM		3,772,530
UNITED STATES - 0.4%
Financials - 0.2%
Financial Services - 0.2%
Paragon Biosciences Emalex Capital Inc Series C (b)(d)(e)	158,879	1,979,632
Paragon Biosciences Emalex Capital Inc Series D1 (b)(d)(e)	14,400	180,000
Paragon Biosciences Emalex Capital Inc Series D2 (b)(d)(e)	22,477	267,701
		2,427,333
Health Care - 0.1%
Biotechnology - 0.1%
Castle Creek Biosciences Inc Series C (b)(d)(e)	200	49,400
Castle Creek Biosciences Inc Series D1 (b)(d)(e)	6,308	1,400,187
Castle Creek Biosciences Inc Series D2 (b)(d)(e)	85	16,855
		1,466,442
Information Technology - 0.1%
Software - 0.1%
Evozyne Inc Series A (b)(d)(e)	5,900	97,704
Evozyne Inc Series B (b)(d)(e)	56,643	957,267
		1,054,971
TOTAL UNITED STATES		4,948,746
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,180,549)		8,721,276

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.35	29,565,259	29,571,172
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	72,932,824	72,940,117
TOTAL MONEY MARKET FUNDS (Cost $102,511,289)			102,511,289

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $1,009,108,920)	1,367,534,049
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(48,710,712)
NET ASSETS - 100.0%	1,318,823,337

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,782,692 or 0.7% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $6,905,591 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgomAb Therapeutics SA Series C	10/03/23	1,687,596

AgomAb Therapeutics SA Series D	10/22/24	1,979,796

AgomAb Therapeutics SA warrants 10/10/2033	10/03/23	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/24	0

Castle Creek Biosciences Inc Series C	12/09/19	82,370

Castle Creek Biosciences Inc Series D1	4/19/22	1,356,409

Castle Creek Biosciences Inc Series D2	6/28/21	14,700

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/23 - 12/31/24	950,068

Evozyne Inc Series A	4/09/21	132,573

Evozyne Inc Series B	9/14/23	877,400

MedAvail Holdings Inc	7/02/12	500,000

Paragon Biosciences Emalex Capital Inc Series C	2/26/21	1,700,005

Paragon Biosciences Emalex Capital Inc Series D1	10/21/22	155,952

Paragon Biosciences Emalex Capital Inc Series D2	5/18/22	193,747

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Metsera Inc	2025-07-30

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,130,101	570,154,614	554,713,701	780,052	158	-	29,571,172	29,565,259	0.1%
Fidelity Securities Lending Cash Central Fund	43,199,783	382,336,427	352,596,093	365,860	-	-	72,940,117	72,932,824	0.3%
Total	57,329,884	952,491,041	907,309,794	1,145,912	158	-	102,511,289	102,498,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	-	-	-	-
Health Care	1,255,240,068	1,224,689,412	30,550,656	-

Convertible Corporate Bonds
Information Technology	1,061,416	-	-	1,061,416

Convertible Preferred Stocks
Financials	2,427,333	-	-	2,427,333
Health Care	5,238,972	-	-	5,238,972
Information Technology	1,054,971	-	-	1,054,971

Money Market Funds	102,511,289	102,511,289	-	-
Total Investments in Securities:	1,367,534,049	1,327,200,701	30,550,656	9,782,692
Pharmaceuticals Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $71,573,073) - See accompanying schedule:
Unaffiliated issuers (cost $906,597,631)	$1,265,022,760
Fidelity Central Funds (cost $102,511,289)	102,511,289

Total Investment in Securities (cost $1,009,108,920)		$1,367,534,049
Foreign currency held at value (cost $547,893)		544,337
Receivable for investments sold		24,265,888
Receivable for fund shares sold		1,369,697
Dividends receivable		3,508,666
Reclaims receivable		2,095,095
Interest receivable		8,736
Distributions receivable from Fidelity Central Funds		29,538
Prepaid expenses		979
Other receivables		228,738
Total assets		1,399,585,723
Liabilities
Payable for investments purchased	$5,490,984
Payable for fund shares redeemed	1,393,172
Accrued management fee	696,420
Other payables and accrued expenses	242,401
Collateral on securities loaned	72,939,409
Total liabilities		80,762,386
Net Assets		$1,318,823,337
Net Assets consist of:
Paid in capital		$933,455,063
Total accumulated earnings (loss)		385,368,274
Net Assets		$1,318,823,337
Net Asset Value, offering price and redemption price per share ($1,318,823,337 ÷ 47,337,435 shares)		$27.86
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$19,375,523
Foreign Tax Reclaims		1,070,346
Interest		93,292
Income from Fidelity Central Funds (including $365,860 from security lending)		1,145,912
Income before foreign taxes withheld		$21,685,073
Less foreign taxes withheld		(579,653)
Total income		21,105,420
Expenses
Management fee	$9,769,196
Custodian fees and expenses	48,399
Independent trustees' fees and expenses	6,045
Registration fees	137,255
Audit fees	73,485
Legal	11,586
Interest	13,282
Miscellaneous	32,086
Total expenses before reductions	10,091,334
Expense reductions	(20,618)
Total expenses after reductions		10,070,716
Net Investment income (loss)		11,034,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	44,012,473
Fidelity Central Funds	158
Foreign currency transactions	(45,442)
Total net realized gain (loss)		43,967,189
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(20,312,106)
Assets and liabilities in foreign currencies	(38,707)
Total change in net unrealized appreciation (depreciation)		(20,350,813)
Net gain (loss)		23,616,376
Net increase (decrease) in net assets resulting from operations		$34,651,080
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,034,704	$7,478,391
Net realized gain (loss)	43,967,189	29,394,060
Change in net unrealized appreciation (depreciation)	(20,350,813)	219,936,230
Net increase (decrease) in net assets resulting from operations	34,651,080	256,808,681
Distributions to shareholders	(23,625,195)	(66,635,724)

Share transactions
Proceeds from sales of shares	1,001,393,282	272,144,354
Reinvestment of distributions	21,950,603	62,149,467
Cost of shares redeemed	(795,826,396)	(205,365,814)

Net increase (decrease) in net assets resulting from share transactions	227,517,489	128,928,007
Total increase (decrease) in net assets	238,543,374	319,100,964

Net Assets
Beginning of period	1,080,279,963	761,178,999
End of period	$1,318,823,337	$1,080,279,963

Other Information
Shares
Sold	34,975,051	11,175,456
Issued in reinvestment of distributions	839,054	2,733,902
Redeemed	(28,569,637)	(8,784,018)
Net increase (decrease)	7,244,468	5,125,340

Financial Highlights
Pharmaceuticals Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.94	$21.77	$22.53	$23.92	$21.71
Income from Investment Operations
Net investment income (loss) B,C	.21	.21	.23	.27	.27
Net realized and unrealized gain (loss)	1.19	6.87	.19	.97	4.04
Total from investment operations	1.40	7.08	.42	1.24	4.31
Distributions from net investment income	(.31)	(.15)	(.30)	(.28)	(.31)
Distributions from net realized gain	(.17)	(1.76)	(.88)	(2.35)	(1.79)
Total distributions	(.48)	(1.91)	(1.18)	(2.63)	(2.10)
Net asset value, end of period	$27.86	$26.94	$21.77	$22.53	$23.92
Total Return D	5.32%	34.35%	1.60%	5.15%	20.46%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.67%	.74%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.67%	.74%	.76%	.75%	.77%
Expenses net of all reductions	.67%	.74%	.76%	.75%	.76%
Net investment income (loss)	.73%	.88%	.99%	1.10%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,318,823	$1,080,280	$761,179	$934,748	$833,380
Portfolio turnover rate G	51%	44%	45%	29%	32%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The financial statements for Biotechnology Portfolio, Health Care Portfolio and Health Care Services Portfolio have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechnology Portfolio:
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$47,480,212	Market approach	Transaction price	$0.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	5.1% - 13.1% / 10.5%	Decrease
			Term	0.1 - 2.8 / 1.5	Increase
			Probability rate	10.0% - 100.0% / 55.0%	Increase
Convertible Preferred Stocks	$63,589,913	Market comparable	Enterprise value/Revenue multiple (EV/R)	9.0	Increase
		Market approach	Transaction price	$1.05 - $60.73 / $36.60	Increase
			Discount rate	10.0% - 50.0% / 46.7%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	80.0% - 90.0% / 86.5%	Increase
			Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	0.3 - 3.0 / 2.5	Increase
		Discounted cash flow	Discount rate	4.7% - 4.9% / 4.8%	Decrease
			Term	1.3 - 7.0 / 4.1	Increase
			Probability rate	2.5% - 45.0% / 24.2%	Increase

Health Care Portfolio:
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$5,140,163	Market comparable	Enterprise value/Revenue multiple (EV/R)	6.5	Increase
		Market approach	Transaction price	$33.33	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.3%	Increase
			Term	5.0	Increase
Convertible Corporate Bonds	$9,503,755	Market comparable	Enterprise value/Revenue multiple (EV/R)	6.5 - 7.3 / 6.9	Increase
			Discount rate	25.0% - 32.4% / 28.5%	Decrease
			Probability rate	0.0% - 50.0% / 21.5%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Volatility	55.0%	Increase
			Discount rate	4.3%	Increase
			Term	0.5	Increase
Convertible Preferred Stocks	$115,066,978	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.2 - 9.0 / 4.9	Increase
		Market approach	Transaction price	$1.20 - $33.33 / $13.42	Increase
			Discount rate	10.0% - 70.0% / 26.5%	Decrease
		Black scholes	Volatility	45.0% - 90.0% / 67.0%	Increase
			Discount rate	4.0% - 4.3% / 4.2%	Increase
			Term	1.5 - 5.0 / 2.8	Increase
Preferred Securities	$12,953,853	Market approach	Transaction price	$100.00	Increase
			Discount rate	36.1%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.3%	Increase
			Term	0.3	Increase

Medical Technology and Devices Portfolio:
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$635,669	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.5 - 7.3 / 6.5	Increase
		Market approach	Transaction price	$0.61	Increase
			Discount rate	5.0%	Decrease
		Black scholes	Volatility	55.0% - 75.0% / 63.5%	Increase
			Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	2.0 - 4.0 / 2.7	Increase
Convertible Corporate Bonds	$2,762,363	Market comparable	Enterprise value/Revenue multiple (EV/R)	6.5	Increase
			Discount rate	25.0%	Decrease
			Probability rate	0.0% - 25.0% / 13.8%	Increase
		Black scholes	Volatility	55.0%	Increase
			Discount rate	4.3%	Increase
			Term	0.5	Increase
Convertible Preferred Stocks	$125,555,907	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.4 - 9.0 / 5.5	Increase
		Market approach	Transaction price	$1.02 - $15.40 / $6.67	Increase
			Discount rate	5.0% - 70.0% / 24.5%	Decrease
		Black scholes	Volatility	55.0% - 80.0% / 71.4%	Increase
			Discount rate	4.2%	Increase
			Term	1.5 - 4.0 / 2.7	Increase
Preferred Securities	$13,080,195	Market approach	Transaction price	$100.00	Increase
			Discount rate	5.0%	Decrease
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.2%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. Health Care Portfolio and Pharmaceuticals Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends or foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Biotechnology Portfolio	$1,376,045
Health Care Portfolio	954,960
Health Care Services Portfolio	107,830
Medical Technology and Devices Portfolio	306,543
Pharmaceuticals Portfolio	199,870

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Biotechnology Portfolio	2,887,064,471	1,898,152,107	(310,227,861)	1,587,924,246
Health Care Portfolio	4,292,434,997	2,956,263,357	(455,824,159)	2,500,439,198
Health Care Services Portfolio	701,823,334	499,098,156	(105,282,315)	393,815,841
Medical Technology and Devices Portfolio	2,673,065,278	2,622,376,941	(277,262,107)	2,345,114,834
Pharmaceuticals Portfolio	1,021,576,436	461,694,508	(115,736,895)	345,957,613

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Biotechnology Portfolio	12,933,875	-	(241,084,197)	1,587,900,008
Health Care Portfolio	-	138,876,305	-	2,500,474,565
Health Care Services Portfolio	-	-	-	393,813,766
Medical Technology and Devices Portfolio	-	126,308,934	-	2,345,116,325
Pharmaceuticals Portfolio	12,169,804	27,387,925	-	345,956,283

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Biotechnology Portfolio	(241,084,197)	-	(241,084,197)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to February 28, 2025 and ordinary losses recognized during the period January 1, 2025 to February 28, 2025. Loss deferrals were as follows:
	Capital losses ($)	Ordinary losses ($)

Health Care Services Portfolio	(10,743,384)	-
Medical Technology and Devices Portfolio	-	(4,201,883)

The tax character of distributions paid was as follows:

February 28, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Biotechnology Portfolio	53,021,964	-	53,021,964
Health Care Portfolio	1,170,853	706,746,742	707,917,595
Health Care Services Portfolio	6,723,464	158,104,477	164,827,941
Medical Technology and Devices Portfolio	-	465,610,463	465,610,463
Pharmaceuticals Portfolio	15,201,866	8,423,329	23,625,195

February 29, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Biotechnology Portfolio	20,921,962	-	20,921,962
Health Care Services Portfolio	5,478,356	3,569,232	9,047,588
Pharmaceuticals Portfolio	14,763,119	51,872,605	66,635,724

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Biotechnology Portfolio	Crescent Biopharma, Inc.	1,500,000	1,373,363
Biotechnology Portfolio	Jade Biosciences, Inc.	2,055,000	(385,920)
Health Care Portfolio	Jade Biosciences, Inc.	3,115,498	(585,076)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Biotechnology Portfolio	45,391,969	1.06
Health Care Portfolio	2,191,240.03
Health Care Services Portfolio	322,429.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	1,753,887,913	2,447,342,588
Health Care Portfolio	2,941,002,217	4,278,598,170
Health Care Services Portfolio	734,383,967	1,078,860,295
Medical Technology and Devices Portfolio	1,636,980,396	2,874,555,217
Pharmaceuticals Portfolio	920,607,985	748,990,055

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Biotechnology Portfolio	10,305,851	82,617,211	154,175,532
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Biotechnology Portfolio	.67
Health Care Portfolio	.65
Health Care Services Portfolio	.69
Medical Technology and Devices Portfolio	.66
Pharmaceuticals Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Biotechnology Portfolio	.62
Health Care Portfolio	.62
Health Care Services Portfolio	.66
Medical Technology and Devices Portfolio	.62
Pharmaceuticals Portfolio	.65

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Biotechnology Portfolio	140,363
Health Care Portfolio	61,561
Health Care Services Portfolio	15,705
Medical Technology and Devices Portfolio	34,477
Pharmaceuticals Portfolio	23,742

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Biotechnology Portfolio	Borrower	14,182,000	5.09%	2,003
Health Care Portfolio	Borrower	9,361,103	5.14%	90,494
Health Care Services Portfolio	Borrower	11,500,800	4.62%	7,380
Medical Technology and Devices Portfolio	Borrower	7,689,171	5.11%	38,208
Pharmaceuticals Portfolio	Borrower	7,442,846	4.94%	13,282

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Biotechnology Portfolio	76,276,541	156,632,590	18,209,437
Health Care Portfolio	275,157,043	385,650,523	85,048,780
Health Care Services Portfolio	68,968,013	109,068,001	1,085,446
Medical Technology and Devices Portfolio	96,968,427	241,066,433	66,217,685
Pharmaceuticals Portfolio	127,460,977	72,820,717	18,994,873

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Biotechnology Portfolio	36,218
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Biotechnology Portfolio	7,225
Health Care Portfolio	11,584
Health Care Services Portfolio	2,140
Medical Technology and Devices Portfolio	8,402
Pharmaceuticals Portfolio	2,130
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Biotechnology Portfolio	667,739	65,754	-
Health Care Portfolio	46,991	6,585	-
Health Care Services Portfolio	10,040	21	-
Medical Technology and Devices Portfolio	6,305	32	-
Pharmaceuticals Portfolio	38,766	32	-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Health Care Portfolio	4,263,000	5.83%	1,381
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Biotechnology Portfolio	9,722

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Biotechnology Portfolio	97,188
Health Care Portfolio	162,450
Health Care Services Portfolio	31,981
Medical Technology and Devices Portfolio	120,445
Pharmaceuticals Portfolio	20,618
10 Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, and the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Biotechnology Portfolio (2)
Health Care Portfolio (2)
Health Care Services Portfolio (2)
Medical Technology and Devices Portfolio (1)
Pharmaceuticals Portfolio (1)
     (1) Statement of assets and liabilities, including the schedule of investments, as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, and the financial highlights for each of the periods indicated therein.
     (2) Consolidated statement of asset and liabilities, including the consolidated schedule of investments, as of February 28, 2025, the related consolidated statement of operations for the year ended February 28, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended February 28, 2025, and the consolidated financial highlights for each of the periods indicated therein.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Health Care Portfolio	$657,484,584
Health Care Services Portfolio	$117,652,133
Medical Technology and Devices Portfolio	$526,736,376
Pharmaceuticals Portfolio	$27,449,689
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Biotechnology Portfolio
April 2024	41%
December 2024	96%
Health Care Portfolio
April 2024	-%
December 2024	100%
Health Care Services Portfolio
April 2024	100%
December 2024	100%
Pharmaceuticals Portfolio
April 2024	21%
December 2024	64%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Biotechnology Portfolio
April 2024	41.94%
December 2024	97.44%
Health Care Portfolio
April 2024	-%
December 2024	100%
Health Care Services Portfolio
April 2024	100%
December 2024	100%
Pharmaceuticals Portfolio
April 2024	100%
December 2024	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Biotechnology Portfolio	$255,630
Pharmaceuticals Portfolio	$660,916

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813640.120
SELHC-ANN-0425
Fidelity® Select Portfolios®
Industrials Sector

Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Defense and Aerospace Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BRAZIL - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA ADR (a)	45,500	2,168,075
CANADA - 1.3%
Industrials - 1.3%
Aerospace & Defense - 1.3%
Bombardier Inc Class B (a)	416,500	24,081,718
FRANCE - 0.7%
Industrials - 0.7%
Aerospace & Defense - 0.7%
Thales SA	67,700	13,632,153
GERMANY - 0.9%
Industrials - 0.9%
Aerospace & Defense - 0.9%
MTU Aero Engines AG	47,700	16,526,853
UNITED KINGDOM - 3.0%
Industrials - 3.0%
Aerospace & Defense - 3.0%
BAE Systems PLC	606,000	10,836,232
Rolls-Royce Holdings PLC (a)	4,758,000	44,917,461

TOTAL UNITED KINGDOM		55,753,693
UNITED STATES - 93.6%
Industrials - 92.6%
Aerospace & Defense - 91.6%
Axon Enterprise Inc (a)	138,500	73,190,325
Boeing Co (a)	1,249,500	218,200,185
BWX Technologies Inc	149,200	15,512,324
Curtiss-Wright Corp	118,900	38,245,374
GE Aerospace	1,850,200	382,954,397
General Dynamics Corp	312,300	78,886,980
HEICO Corp Class A	346,100	73,774,676
Howmet Aerospace Inc	811,200	110,809,920
Huntington Ingalls Industries Inc	190,200	33,395,316
Kratos Defense & Security Solutions Inc (a)	1,157,678	30,551,122
L3Harris Technologies Inc	145,000	29,885,950
Leonardo DRS Inc	344,000	10,474,800
Loar Holdings Inc	1,600	116,272
Lockheed Martin Corp	197,400	88,903,038
Mercury Systems Inc (a)	125,300	5,564,573
Northrop Grumman Corp	145,400	67,136,996
Rocket Lab USA Inc Class A (a)(b)	616,900	12,640,281
RTX Corp	1,384,600	184,137,954
Spirit AeroSystems Holdings Inc Class A (a)	1,061,500	37,046,350
Standardaero Inc (b)	320,400	9,044,892
Textron Inc	621,400	46,437,222
TransDigm Group Inc	66,600	91,055,520
Woodward Inc	226,200	42,750,669
		1,680,715,136
Professional Services - 0.5%
CACI International Inc (a)	14,400	4,821,840
Leidos Holdings Inc	29,800	3,873,106
		8,694,946
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd	74,100	9,537,411
Materials - 1.0%
Metals & Mining - 1.0%
ATI Inc (a)	305,800	17,785,328
TOTAL UNITED STATES		1,716,732,821
TOTAL COMMON STOCKS (Cost $1,070,224,443)		1,828,895,313

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	2,567,596	2,568,109
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	18,893,011	18,894,900
TOTAL MONEY MARKET FUNDS (Cost $21,463,009)			21,463,009

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,091,687,452)	1,850,358,322
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(13,549,975)
NET ASSETS - 100.0%	1,836,808,347

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,049,482	207,616,005	217,097,534	387,834	156	-	2,568,109	2,567,596	0.0%
Fidelity Securities Lending Cash Central Fund	70,347,171	191,045,932	242,498,203	14,171	-	-	18,894,900	18,893,011	0.1%
Total	82,396,653	398,661,937	459,595,737	402,005	156	-	21,463,009	21,460,607

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	1,811,109,985	1,741,724,139	69,385,846	-
Materials	17,785,328	17,785,328	-	-

Money Market Funds	21,463,009	21,463,009	-	-
Total Investments in Securities:	1,850,358,322	1,780,972,476	69,385,846	-
Defense and Aerospace Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $18,998,508) - See accompanying schedule:
Unaffiliated issuers (cost $1,070,224,443)	$1,828,895,313
Fidelity Central Funds (cost $21,463,009)	21,463,009

Total Investment in Securities (cost $1,091,687,452)		$1,850,358,322
Receivable for investments sold		5,142,513
Receivable for fund shares sold		1,099,454
Dividends receivable		1,204,085
Distributions receivable from Fidelity Central Funds		33,171
Prepaid expenses		975
Other receivables		154,792
Total assets		1,857,993,312
Liabilities
Payable for fund shares redeemed	$1,121,804
Accrued management fee	979,597
Other payables and accrued expenses	188,664
Collateral on securities loaned	18,894,900
Total liabilities		21,184,965
Net Assets		$1,836,808,347
Net Assets consist of:
Paid in capital		$1,026,657,203
Total accumulated earnings (loss)		810,151,144
Net Assets		$1,836,808,347
Net Asset Value, offering price and redemption price per share ($1,836,808,347 ÷ 93,871,391 shares)		$19.57
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$14,055,820
Special dividends		2,094,964
Income from Fidelity Central Funds (including $14,171 from security lending)		402,005
Total income		16,552,789
Expenses
Management fee	$11,028,974
Custodian fees and expenses	13,826
Independent trustees' fees and expenses	6,916
Registration fees	44,696
Audit fees	45,635
Legal	1,263
Interest	10,438
Miscellaneous	38,680
Total expenses before reductions	11,190,428
Expense reductions	(31,775)
Total expenses after reductions		11,158,653
Net Investment income (loss)		5,394,136
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	153,922,940
Fidelity Central Funds	156
Foreign currency transactions	(33,552)
Total net realized gain (loss)		153,889,544
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	216,751,182
Assets and liabilities in foreign currencies	(504)
Total change in net unrealized appreciation (depreciation)		216,750,678
Net gain (loss)		370,640,222
Net increase (decrease) in net assets resulting from operations		$376,034,358
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,394,136	$9,524,259
Net realized gain (loss)	153,889,544	117,093,092
Change in net unrealized appreciation (depreciation)	216,750,678	59,158,675
Net increase (decrease) in net assets resulting from operations	376,034,358	185,776,026
Distributions to shareholders	(126,226,059)	(100,225,505)

Share transactions
Proceeds from sales of shares	228,047,747	192,254,318
Reinvestment of distributions	117,379,393	93,056,332
Cost of shares redeemed	(328,527,924)	(374,534,711)

Net increase (decrease) in net assets resulting from share transactions	16,899,216	(89,224,061)
Total increase (decrease) in net assets	266,707,515	(3,673,540)

Net Assets
Beginning of period	1,570,100,832	1,573,774,372
End of period	$1,836,808,347	$1,570,100,832

Other Information
Shares
Sold	12,079,533	11,931,270
Issued in reinvestment of distributions	6,468,158	5,576,080
Redeemed	(17,706,987)	(23,423,246)
Net increase (decrease)	840,704	(5,915,896)

Financial Highlights
Defense and Aerospace Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.88	$15.91	$17.08	$16.28	$16.61
Income from Investment Operations
Net investment income (loss) B,C	.06 D	.10 E	.09 F	.01	(.04)
Net realized and unrealized gain (loss)	4.03	1.97	.12	2.12	.06
Total from investment operations	4.09	2.07	.21	2.13	.02
Distributions from net investment income	(.14)	(.11)	(.07)	-	(.05)
Distributions from net realized gain	(1.25)	(.99)	(1.31)	(1.33)	(.30)
Total distributions	(1.40) G	(1.10)	(1.38)	(1.33)	(.35)
Net asset value, end of period	$19.57	$16.88	$15.91	$17.08	$16.28
Total Return H	24.99%	13.11%	1.54%	14.06%	.69%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.66%	.74%	.75%	.74%	.77%
Expenses net of fee waivers, if any	.65%	.73%	.74%	.74%	.77%
Expenses net of all reductions	.65%	.73%	.74%	.74%	.76%
Net investment income (loss)	.32% D	.63% E	.58% F	.06%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,836,808	$1,570,101	$1,573,774	$1,536,531	$1,638,194
Portfolio turnover rate K	33%	16%	15%	52%	30%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .19%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .45%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.
GTotal distributions per share do not sum due to rounding.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Industrials Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Industrials - 99.1%
Aerospace & Defense - 25.9%
Axon Enterprise Inc (a)	13,000	6,869,850
Boeing Co (a)	155,458	27,147,631
GE Aerospace	231,403	47,895,793
General Dynamics Corp	43,600	11,013,360
HEICO Corp Class A	38,100	8,121,396
Howmet Aerospace Inc	300,037	40,985,054
Loar Holdings Inc (b)	600	43,602
Rocket Lab USA Inc Class A (a)	43,600	893,364
RTX Corp	53,000	7,048,470
Standardaero Inc (b)	3,100	87,513
TransDigm Group Inc	18,237	24,933,626
		175,039,659
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	13,000	1,321,060
Building Products - 9.6%
AZEK Co Inc/The Class A (a)	262,300	12,288,755
Carlisle Cos Inc	20,400	6,951,504
Fortune Brands Innovations Inc	55,600	3,598,432
Johnson Controls International plc	111,700	9,568,222
Simpson Manufacturing Co Inc	46,980	7,723,512
Trane Technologies PLC	69,435	24,559,160
		64,689,585
Commercial Services & Supplies - 3.1%
Cintas Corp	37,400	7,760,500
Waste Connections Inc (United States)	70,500	13,378,080
		21,138,580
Construction & Engineering - 3.2%
Comfort Systems USA Inc	12,300	4,468,959
Quanta Services Inc	44,700	11,605,461
WillScot Holdings Corp	169,400	5,581,730
		21,656,150
Electrical Equipment - 12.8%
AMETEK Inc	111,220	21,053,946
Eaton Corp PLC	69,700	20,444,404
GE Vernova Inc	104,650	35,076,587
Regal Rexnord Corp	42,770	5,534,438
Vertiv Holdings Co Class A	43,500	4,139,895
		86,249,270
Ground Transportation - 10.8%
CSX Corp	69,069	2,210,899
Knight-Swift Transportation Holdings Inc	216,600	10,925,304
Old Dominion Freight Line Inc	57,800	10,201,700
Uber Technologies Inc (a)	219,500	16,684,195
Union Pacific Corp	95,900	23,657,571
XPO Inc (a)	76,800	9,443,328
		73,122,997
Industrial Conglomerates - 1.9%
3M Co	81,300	12,611,256
Machinery - 22.3%
Allison Transmission Holdings Inc	23,700	2,411,475
Caterpillar Inc	22,300	7,670,085
Chart Industries Inc (a)	38,000	7,240,900
Deere & Co	47,500	22,837,525
Dover Corp	105,181	20,906,827
Ingersoll Rand Inc	288,564	24,464,456
ITT Inc	133,300	18,827,292
Parker-Hannifin Corp	44,600	29,815,546
Westinghouse Air Brake Technologies Corp	90,000	16,682,400
		150,856,506
Professional Services - 2.5%
KBR Inc	134,900	6,614,147
Leidos Holdings Inc	78,789	10,240,206
		16,854,353
Trading Companies & Distributors - 6.9%
Core & Main Inc Class A (a)	168,800	8,610,488
FTAI Aviation Ltd	66,100	8,507,731
United Rentals Inc	22,400	14,387,968
Watsco Inc	12,600	6,354,558
WW Grainger Inc	8,609	8,791,597
		46,652,342
TOTAL INDUSTRIALS		670,191,758

Materials - 0.7%
Construction Materials - 0.7%
Eagle Materials Inc	21,974	4,970,738
TOTAL UNITED STATES		675,162,496
TOTAL COMMON STOCKS (Cost $484,140,141)		675,162,496

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	1,246,102	1,246,351
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	95,240	95,250
TOTAL MONEY MARKET FUNDS (Cost $1,341,601)			1,341,601

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $485,481,742)	676,504,097
NET OTHER ASSETS (LIABILITIES) - 0.0%	(311,607)
NET ASSETS - 100.0%	676,192,490

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,875,738	126,309,853	138,939,512	158,803	272	-	1,246,351	1,246,102	0.0%
Fidelity Securities Lending Cash Central Fund	437,175	99,415,691	99,757,616	6,088	-	-	95,250	95,240	0.0%
Total	14,312,913	225,725,544	238,697,128	164,891	272	-	1,341,601	1,341,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	670,191,758	670,191,758	-	-
Materials	4,970,738	4,970,738	-	-

Money Market Funds	1,341,601	1,341,601	-	-
Total Investments in Securities:	676,504,097	676,504,097	-	-
Industrials Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $95,618) - See accompanying schedule:
Unaffiliated issuers (cost $484,140,141)	$675,162,496
Fidelity Central Funds (cost $1,341,601)	1,341,601

Total Investment in Securities (cost $485,481,742)		$676,504,097
Receivable for investments sold		3,315,708
Receivable for fund shares sold		618,584
Dividends receivable		452,129
Distributions receivable from Fidelity Central Funds		9,979
Prepaid expenses		343
Other receivables		146,982
Total assets		681,047,822
Liabilities
Payable for investments purchased	$3,361,670
Payable for fund shares redeemed	830,710
Accrued management fee	385,984
Other payables and accrued expenses	181,718
Collateral on securities loaned	95,250
Total liabilities		4,855,332
Net Assets		$676,192,490
Net Assets consist of:
Paid in capital		$486,969,488
Total accumulated earnings (loss)		189,223,002
Net Assets		$676,192,490
Net Asset Value, offering price and redemption price per share ($676,192,490 ÷ 16,354,795 shares)		$41.35
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$4,750,127
Special dividends		565,709
Income from Fidelity Central Funds (including $6,088 from security lending)		164,891
Total income		5,480,727
Expenses
Management fee	$4,137,460
Custodian fees and expenses	11,461
Independent trustees' fees and expenses	2,467
Registration fees	53,894
Audit fees	47,678
Legal	4,319
Interest	1,840
Miscellaneous	11,877
Total expenses before reductions	4,270,996
Expense reductions	(10,823)
Total expenses after reductions		4,260,173
Net Investment income (loss)		1,220,554
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	26,495,876
Fidelity Central Funds	272
Total net realized gain (loss)		26,496,148
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	44,918,272
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		44,918,262
Net gain (loss)		71,414,410
Net increase (decrease) in net assets resulting from operations		$72,634,964
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,220,554	$1,203,450
Net realized gain (loss)	26,496,148	46,886,649
Change in net unrealized appreciation (depreciation)	44,918,262	85,751,927
Net increase (decrease) in net assets resulting from operations	72,634,964	133,842,026
Distributions to shareholders	(26,279,198)	(28,983,021)

Share transactions
Proceeds from sales of shares	226,208,145	135,270,017
Reinvestment of distributions	24,589,760	27,273,715
Cost of shares redeemed	(183,712,389)	(158,177,022)

Net increase (decrease) in net assets resulting from share transactions	67,085,516	4,366,710
Total increase (decrease) in net assets	113,441,282	109,225,715

Net Assets
Beginning of period	562,751,208	453,525,493
End of period	$676,192,490	$562,751,208

Other Information
Shares
Sold	5,477,087	4,078,523
Issued in reinvestment of distributions	595,567	819,732
Redeemed	(4,556,727)	(4,885,103)
Net increase (decrease)	1,515,927	13,152

Financial Highlights
Industrials Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.92	$30.59	$31.41	$37.17	$31.90
Income from Investment Operations
Net investment income (loss) B,C	.08 D	.08 E	.04 F	(.04)	(.02)
Net realized and unrealized gain (loss)	5.09	9.25	.30	3.70	6.38
Total from investment operations	5.17	9.33	.34	3.66	6.36
Distributions from net investment income	(.22)	(.09)	(.04)	-	(.07) G
Distributions from net realized gain	(1.52)	(1.92)	(1.13)	(9.42)	(1.02) G
Total distributions	(1.74)	(2.00) H	(1.16) H	(9.42)	(1.09)
Net asset value, end of period	$41.35	$37.92	$30.59	$31.41	$37.17
Total Return I	13.64%	31.48%	1.19%	9.33%	21.41%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.69%	.74%	.76%	.74%	.76%
Expenses net of fee waivers, if any	.69%	.73%	.76%	.74%	.76%
Expenses net of all reductions	.69%	.73%	.76%	.74%	.74%
Net investment income (loss)	.20% D	.26% E	.14% F	(.10)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$676,192	$562,751	$453,525	$359,765	$564,209
Portfolio turnover rate L	32%	115% M	125%	151%	272%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.
GThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
HTotal distributions per share do not sum due to rounding.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Transportation Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
BRAZIL - 0.3%
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	346,400	1,653,264
CANADA - 0.3%
Industrials - 0.3%
Ground Transportation - 0.3%
TFI International Inc	19,700	1,786,515
GREECE - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Star Bulk Carriers Corp	44,023	688,079
ITALY - 0.4%
Industrials - 0.4%
Passenger Airlines - 0.4%
Ryanair Holdings PLC ADR	47,185	2,289,888
MONACO - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
Navios Maritime Partners LP	33,000	1,351,350
PANAMA - 2.6%
Industrials - 2.6%
Passenger Airlines - 2.6%
Copa Holdings SA Class A	143,221	13,302,366
UNITED STATES - 93.6%
Energy - 1.9%
Energy Equipment & Services - 0.4%
Tidewater Inc (a)	46,000	2,098,520
Oil, Gas & Consumable Fuels - 1.5%
DHT Holdings Inc	237,692	2,457,735
Navigator Holdings Ltd	365,900	5,554,362
		8,012,097
TOTAL ENERGY		10,110,617

Industrials - 91.7%
Air Freight & Logistics - 17.6%
Air Transport Services Group Inc (a)	76,437	1,706,838
CH Robinson Worldwide Inc	120,107	12,205,273
Expeditors International of Washington Inc	69,081	8,107,346
FedEx Corp	72,121	18,960,611
GXO Logistics Inc (a)	55,731	2,196,916
Hub Group Inc Class A	50,776	2,086,894
United Parcel Service Inc Class B	391,026	46,543,825
		91,807,703
Ground Transportation - 51.7%
Avis Budget Group Inc (a)(b)	11,803	932,554
Covenant Logistics Group Inc Class A	60,374	1,519,614
CSX Corp	1,005,901	32,198,891
Ftai Infrastructure Inc (b)	334,462	1,953,258
Knight-Swift Transportation Holdings Inc	162,329	8,187,875
Lyft Inc Class A (a)	409,198	5,458,701
Norfolk Southern Corp	105,210	25,855,358
Ryder System Inc (b)	48,647	8,000,972
Saia Inc (a)	29,177	11,946,231
U-Haul Holding Co Class N	103,136	6,348,021
Uber Technologies Inc (a)	1,063,666	80,849,253
Union Pacific Corp	346,085	85,375,709
Universal Logistics Holdings Inc	23,109	628,564
		269,255,001
Marine Transportation - 2.6%
Kirby Corp (a)	93,646	9,759,786
Matson Inc (b)	26,023	3,749,134
		13,508,920
Passenger Airlines - 19.8%
Alaska Air Group Inc (a)	343,043	24,795,149
Delta Air Lines Inc	367,865	22,116,044
Joby Aviation Inc Class A (a)(b)	527,300	3,691,100
SkyWest Inc (a)	168,424	16,658,818
Sun Country Airlines Holdings Inc (a)(b)	750,994	12,098,513
United Airlines Holdings Inc (a)	253,408	23,772,204
		103,131,828
TOTAL INDUSTRIALS		477,703,452

TOTAL UNITED STATES		487,814,069
TOTAL COMMON STOCKS (Cost $294,818,874)		508,885,531

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	11,766,348	11,768,701
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	13,252,572	13,253,897
TOTAL MONEY MARKET FUNDS (Cost $25,022,598)			25,022,598

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $319,841,472)	533,908,129
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(12,401,356)
NET ASSETS - 100.0%	521,506,773

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,380,863	108,092,319	99,704,483	317,202	2	-	11,768,701	11,766,348	0.0%
Fidelity Securities Lending Cash Central Fund	3,404,600	121,285,042	111,435,745	64,072	-	-	13,253,897	13,252,572	0.1%
Total	6,785,463	229,377,361	211,140,228	381,274	2	-	25,022,598	25,018,920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	10,110,617	10,110,617	-	-
Industrials	498,774,914	498,774,914	-	-

Money Market Funds	25,022,598	25,022,598	-	-
Total Investments in Securities:	533,908,129	533,908,129	-	-
Transportation Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $13,148,122) - See accompanying schedule:
Unaffiliated issuers (cost $294,818,874)	$508,885,531
Fidelity Central Funds (cost $25,022,598)	25,022,598

Total Investment in Securities (cost $319,841,472)		$533,908,129
Receivable for fund shares sold		130,797
Dividends receivable		1,594,886
Distributions receivable from Fidelity Central Funds		32,232
Prepaid expenses		325
Other receivables		6,657
Total assets		535,673,026
Liabilities
Payable for fund shares redeemed	$578,302
Accrued management fee	296,665
Other payables and accrued expenses	37,389
Collateral on securities loaned	13,253,897
Total liabilities		14,166,253
Net Assets		$521,506,773
Net Assets consist of:
Paid in capital		$293,800,026
Total accumulated earnings (loss)		227,706,747
Net Assets		$521,506,773
Net Asset Value, offering price and redemption price per share ($521,506,773 ÷ 4,822,680 shares)		$108.14
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$10,227,395
Income from Fidelity Central Funds (including $64,072 from security lending)		381,274
Total income		10,608,669
Expenses
Management fee	$3,721,079
Custodian fees and expenses	10,346
Independent trustees' fees and expenses	2,335
Registration fees	25,649
Audit fees	45,602
Legal	2,003
Interest	3,253
Miscellaneous	15,219
Total expenses before reductions	3,825,486
Expense reductions	(13,220)
Total expenses after reductions		3,812,266
Net Investment income (loss)		6,796,403
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	44,245,453
Fidelity Central Funds	2
Foreign currency transactions	(10,117)
Total net realized gain (loss)		44,235,338
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(28,614,388)
Assets and liabilities in foreign currencies	(75)
Total change in net unrealized appreciation (depreciation)		(28,614,463)
Net gain (loss)		15,620,875
Net increase (decrease) in net assets resulting from operations		$22,417,278
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,796,403	$10,430,731
Net realized gain (loss)	44,235,338	9,046,988
Change in net unrealized appreciation (depreciation)	(28,614,463)	71,232,396
Net increase (decrease) in net assets resulting from operations	22,417,278	90,710,115
Distributions to shareholders	(34,630,176)	(15,708,100)

Share transactions
Proceeds from sales of shares	24,964,599	63,903,075
Reinvestment of distributions	32,391,699	14,720,687
Cost of shares redeemed	(134,165,531)	(130,203,895)

Net increase (decrease) in net assets resulting from share transactions	(76,809,233)	(51,580,133)
Total increase (decrease) in net assets	(89,022,131)	23,421,882

Net Assets
Beginning of period	610,528,904	587,107,022
End of period	$521,506,773	$610,528,904

Other Information
Shares
Sold	226,952	637,059
Issued in reinvestment of distributions	306,057	143,382
Redeemed	(1,230,781)	(1,312,582)
Net increase (decrease)	(697,772)	(532,141)

Financial Highlights
Transportation Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$110.59	$97.00	$105.82	$98.97	$82.12
Income from Investment Operations
Net investment income (loss) B,C	1.35	1.80	1.24	.64	1.06 D
Net realized and unrealized gain (loss)	3.49	14.59	(2.12)	19.26	23.43
Total from investment operations	4.84	16.39	(.88)	19.90	24.49
Distributions from net investment income	(1.48)	(1.75)	(1.16)	(1.03)	(.76)
Distributions from net realized gain	(5.81)	(1.05)	(6.78)	(12.03)	(6.88)
Total distributions	(7.29)	(2.80)	(7.94)	(13.05) E	(7.64)
Net asset value, end of period	$108.14	$110.59	$97.00	$105.82	$98.97
Total Return F	4.55%	17.13%	(.46)%	20.35%	34.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69%	.76%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.69%	.75%	.76%	.77%	.80%
Expenses net of all reductions	.69%	.75%	.76%	.77%	.80%
Net investment income (loss)	1.23%	1.82%	1.28%	.60%	1.29% D
Supplemental Data
Net assets, end of period (000 omitted)	$521,507	$610,529	$587,107	$679,303	$335,780
Portfolio turnover rate I	22%	33%	23%	66% J	52%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Defense and Aerospace Portfolio, Industrials Portfolio and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Defense and Aerospace Portfolio	$148,794
Industrials Portfolio	145,742

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Defense and Aerospace Portfolio	1,095,595,693	770,963,966	(16,201,337)	754,762,629
Industrials Portfolio	487,134,054	201,607,014	(12,236,971)	189,370,043
Transportation Portfolio	320,641,610	228,808,613	(15,542,094)	213,266,519

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Defense and Aerospace Portfolio	-	61,368,656	754,762,125
Industrials Portfolio	-	2,496,303	189,369,973
Transportation Portfolio	1,190,086	13,250,367	213,266,294

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to February 28, 2025, and ordinary losses recognized during the period January 1, 2025 to February 28, 2025. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Defense and Aerospace Portfolio	-	(5,869,640)
Industrials Portfolio	(468,235)	(2,069,504)

The tax character of distributions paid was as follows:

February 28, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Defense and Aerospace Portfolio	24,137,091	102,088,968	126,226,059
Industrials Portfolio	4,154,633	22,124,565	26,279,198
Transportation Portfolio	7,643,145	26,987,030	34,630,175

February 29, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Defense and Aerospace Portfolio	10,047,133	90,178,372	100,225,505
Industrials Portfolio	13,643,162	15,339,859	28,983,021
Transportation Portfolio	13,416,084	2,292,016	15,708,100

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Defense and Aerospace Portfolio	561,793,771	662,615,305
Industrials Portfolio	240,757,326	196,001,057
Transportation Portfolio	121,918,478	234,239,183

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Industrials Portfolio	707,692	16,577,795	23,283,076
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Defense and Aerospace Portfolio	.70
Industrials Portfolio	.67
Transportation Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Defense and Aerospace Portfolio	.65
Industrials Portfolio	.67
Transportation Portfolio	.67

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Defense and Aerospace Portfolio	10,256
Industrials Portfolio	2,253
Transportation Portfolio	6,618

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Defense and Aerospace Portfolio	Borrower	22,488,000	5.57%	10,438
Industrials Portfolio	Borrower	5,936,500	5.58%	1,840
Transportation Portfolio	Borrower	4,197,800	5.58%	3,253

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Defense and Aerospace Portfolio	43,194,678	26,870,523	(348,850)
Industrials Portfolio	11,658,350	5,867,239	743,376
Transportation Portfolio	3,261,682	7,826,756	3,158,180

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Defense and Aerospace Portfolio	2,500
Industrials Portfolio	888
Transportation Portfolio	865

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Defense and Aerospace Portfolio	1,477	1	-
Industrials Portfolio	642	-	-
Transportation Portfolio	6,738	70	-

8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Transportation Portfolio	1,032

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Defense and Aerospace Portfolio	31,775
Industrials Portfolio	10,823
Transportation Portfolio	12,188

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Defense and Aerospace Portfolio, Industrials Portfolio and Transportation Portfolio

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Defense and Aerospace Portfolio, Industrials Portfolio and Transportation Portfolio (three of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Defense and Aerospace Portfolio	$136,135,082
Industrials Portfolio	$26,521,430
Transportation Portfolio	$43,388,308
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Defense and Aerospace Portfolio
April 2024	99%
Defense and Aerospace Portfolio
December 2024	61%
Industrials Portfolio
December 2024	95%
Transportation Portfolio
April 2024	86%
Transportation Portfolio
December 2024	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Defense and Aerospace Portfolio
April 2024	98.67%
Defense and Aerospace Portfolio
December 2024	63.91%
Industrials Portfolio
December 2024	100%
Transportation Portfolio
April 2024	100%
Transportation Portfolio
December 2024	100%
The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	April, 2024	December, 2024
Defense and Aerospace Portfolio	-	100%
Industrials Portfolio	-	100%
Transportation Portfolio	100%	-
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Defense and Aerospace Portfolio	$238,071
Industrials Portfolio	$40,988
Transportation Portfolio	$213,346
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813657.120
SELCI-ANN-0425
Fidelity® Select Portfolios®
Utilities Sector

Utilities Portfolio

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Utilities Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
UNITED STATES - 95.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
GE Vernova Inc	36,000	12,066,480
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
First Solar Inc (a)	15,700	2,138,026
Utilities - 94.9%
Electric Utilities - 64.6%
American Electric Power Co Inc	560,723	59,464,674
Constellation Energy Corp	418,522	104,858,594
Duke Energy Corp	1,530,776	179,850,872
Edison International	262,666	14,299,537
Entergy Corp	1,096,899	95,770,252
Evergy Inc	1,066,600	73,499,406
Eversource Energy (b)	710,799	44,787,445
Exelon Corp (b)	2,668,500	117,947,700
FirstEnergy Corp	811,145	31,448,092
NextEra Energy Inc (b)	2,608,738	183,055,146
NRG Energy Inc	140,118	14,811,874
PG&E Corp	3,698,892	60,439,895
PPL Corp	1,989,006	70,032,901
Southern Co/The	896,895	80,532,202
TXNM Energy Inc	1,193,091	62,339,005
Xcel Energy Inc	1,131,479	81,579,636
		1,274,717,231
Gas Utilities - 2.4%
Southwest Gas Holdings Inc	190,859	14,323,968
UGI Corp (b)	997,877	34,087,478
		48,411,446
Independent Power and Renewable Electricity Producers - 6.5%
AES Corp/The	3,036,933	35,198,053
Clearway Energy Inc Class C	123,200	3,452,064
Talen Energy Corp (a)(b)	27,556	5,730,270
Vistra Corp	629,830	84,183,078
		128,563,465
Multi-Utilities - 21.4%
Ameren Corp (b)	872,095	88,569,968
CenterPoint Energy Inc	2,365,901	81,339,676
Consolidated Edison Inc	385,600	39,146,112
Dominion Energy Inc (b)	267,800	15,162,836
NiSource Inc	1,597,976	65,213,401
Public Service Enterprise Group Inc	483,908	39,269,134
Sempra	1,311,708	93,878,942
		422,580,069
TOTAL UTILITIES		1,874,272,211

TOTAL UNITED STATES		1,888,476,717
TOTAL COMMON STOCKS (Cost $1,426,240,952)		1,888,476,717

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	81,009,125	81,025,327
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	48,138,233	48,143,047
TOTAL MONEY MARKET FUNDS (Cost $129,168,374)			129,168,374

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,555,409,326)	2,017,645,091
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(40,927,033)
NET ASSETS - 100.0%	1,976,718,058

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,516,166	714,606,495	638,096,722	1,593,799	(612)	-	81,025,327	81,009,125	0.2%
Fidelity Securities Lending Cash Central Fund	43,358,278	597,813,245	593,028,476	26,754	-	-	48,143,047	48,138,233	0.2%
Total	47,874,444	1,312,419,740	1,231,125,198	1,620,553	(612)	-	129,168,374	129,147,358

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	12,066,480	12,066,480	-	-
Information Technology	2,138,026	2,138,026	-	-
Utilities	1,874,272,211	1,874,272,211	-	-

Money Market Funds	129,168,374	129,168,374	-	-
Total Investments in Securities:	2,017,645,091	2,017,645,091	-	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $47,958,449) - See accompanying schedule:
Unaffiliated issuers (cost $1,426,240,952)	$1,888,476,717
Fidelity Central Funds (cost $129,168,374)	129,168,374

Total Investment in Securities (cost $1,555,409,326)		$2,017,645,091
Receivable for investments sold		10,641,724
Receivable for fund shares sold		2,224,637
Dividends receivable		7,410,174
Distributions receivable from Fidelity Central Funds		287,660
Prepaid expenses		819
Other receivables		47,692
Total assets		2,038,257,797
Liabilities
Payable for investments purchased	$9,205,347
Payable for fund shares redeemed	3,093,193
Accrued management fee	1,055,478
Other payables and accrued expenses	42,674
Collateral on securities loaned	48,143,047
Total liabilities		61,539,739
Net Assets		$1,976,718,058
Net Assets consist of:
Paid in capital		$1,488,073,017
Total accumulated earnings (loss)		488,645,041
Net Assets		$1,976,718,058
Net Asset Value, offering price and redemption price per share ($1,976,718,058 ÷ 15,902,625 shares)		$124.30
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$45,415,595
Income from Fidelity Central Funds (including $26,754 from security lending)		1,620,553
Total income		47,036,148
Expenses
Management fee	$10,324,211
Custodian fees and expenses	11,896
Independent trustees' fees and expenses	6,104
Registration fees	117,636
Audit fees	45,077
Legal	784
Miscellaneous	30,696
Total expenses before reductions	10,536,404
Expense reductions	(23,566)
Total expenses after reductions		10,512,838
Net Investment income (loss)		36,523,310
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	65,249,006
Fidelity Central Funds	(612)
Foreign currency transactions	6,800
Total net realized gain (loss)		65,255,194
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	302,157,813
Assets and liabilities in foreign currencies	(1,885)
Total change in net unrealized appreciation (depreciation)		302,155,928
Net gain (loss)		367,411,122
Net increase (decrease) in net assets resulting from operations		$403,934,432
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,523,310	$28,798,168
Net realized gain (loss)	65,255,194	38,799,103
Change in net unrealized appreciation (depreciation)	302,155,928	4,858,933
Net increase (decrease) in net assets resulting from operations	403,934,432	72,456,204
Distributions to shareholders	(103,267,337)	(46,638,898)

Share transactions
Proceeds from sales of shares	913,925,631	299,175,604
Reinvestment of distributions	93,530,989	42,202,004
Cost of shares redeemed	(489,439,188)	(561,927,330)

Net increase (decrease) in net assets resulting from share transactions	518,017,432	(220,549,722)
Total increase (decrease) in net assets	818,684,527	(194,732,416)

Net Assets
Beginning of period	1,158,033,531	1,352,765,947
End of period	$1,976,718,058	$1,158,033,531

Other Information
Shares
Sold	7,585,014	3,004,338
Issued in reinvestment of distributions	831,112	425,669
Redeemed	(4,145,953)	(5,699,536)
Net increase (decrease)	4,270,173	(2,269,529)

Financial Highlights
Utilities Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$99.55	$97.31	$100.38	$86.55	$91.20
Income from Investment Operations
Net investment income (loss) B,C	2.71	2.21	1.82	1.92	1.61
Net realized and unrealized gain (loss)	29.91	3.57	.04	14.72	(1.81)
Total from investment operations	32.62	5.78	1.86	16.64	(.20)
Distributions from net investment income	(2.44)	(2.13)	(1.75)	(1.71)	(2.12)
Distributions from net realized gain	(5.43)	(1.42)	(3.18)	(1.10)	(2.34)
Total distributions	(7.87)	(3.54) D	(4.93)	(2.81)	(4.45) D
Net asset value, end of period	$124.30	$99.55	$97.31	$100.38	$86.55
Total Return E	33.87%	6.01%	1.46%	19.19%	(.05)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.66%	.74%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.66%	.73%	.74%	.73%	.76%
Expenses net of all reductions	.66%	.73%	.74%	.73%	.75%
Net investment income (loss)	2.30%	2.23%	1.74%	1.96%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,976,718	$1,158,034	$1,352,766	$1,072,056	$896,285
Portfolio turnover rate H	69%	83%	53%	37%	64%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$476,254,213
Gross unrealized depreciation	(19,126,171)
Net unrealized appreciation (depreciation)	$457,128,042
Tax Cost	$1,560,517,049

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$16,985,626
Undistributed long-term capital gain	$14,533,168
Net unrealized appreciation (depreciation) on securities and other investments	$457,126,246

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$50,884,330	$ 27,455,620
Long-term Capital Gains	52,383,007	19,183,278
Total	$103,267,337	$ 46,638,898

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Utilities Portfolio	1,484,008,732	1,082,299,023
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Utilities Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Utilities Portfolio	.65

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Utilities Portfolio	23,754

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Utilities Portfolio	17,779,893	49,108,795	1,456,449
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Utilities Portfolio	2,152
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Utilities Portfolio	2,878	4,258	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $23,566.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Utilities Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Utilities Portfolio (one of the funds constituting Fidelity Select Portfolios, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2025, $28,395,688, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $743,282 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

A total of 0.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 83%, 71%, 71% and 71% of the dividends distributed in April, July, October and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 85.91%, 75.00%, 75.00% and 75.00% of the dividends distributed in April, July, October and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813626.120
SELUTL-ANN-0425
Fidelity® Select Portfolios®
Consumer Staples Sector

Consumer Staples Portfolio

Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Consumer Staples Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
UNITED KINGDOM - 3.9%
Consumer Staples - 3.9%
Beverages - 1.7%
Diageo PLC	803,753	21,868,815
Food Products - 1.4%
Nomad Foods Ltd	915,259	17,298,395
Tobacco - 0.8%
British American Tobacco PLC ADR	254,100	9,892,112
TOTAL UNITED KINGDOM		49,059,322
UNITED STATES - 95.7%
Consumer Staples - 95.7%
Beverages - 39.4%
Boston Beer Co Inc/The Class A (a)	146,800	35,785,436
Brown-Forman Corp Class B (b)	264,000	8,741,040
Celsius Holdings Inc (a)(b)	83,500	2,145,115
Coca-Cola Co/The	2,558,218	182,170,704
Constellation Brands Inc Class A	346,284	60,772,842
Keurig Dr Pepper Inc	3,913,027	131,164,665
Monster Beverage Corp (a)	715,446	39,099,124
PepsiCo Inc	248,104	38,076,521
		497,955,447
Consumer Staples Distribution & Retail - 16.5%
Albertsons Cos Inc	1,036,000	21,797,440
Costco Wholesale Corp	38,800	40,686,068
Grocery Outlet Holding Corp (a)	109,600	1,300,952
Target Corp	335,300	41,657,672
Walmart Inc	1,056,000	104,132,160
		209,574,292
Food Products - 15.5%
Archer-Daniels-Midland Co	513,500	24,237,200
Bunge Global SA	325,993	24,185,421
Conagra Brands Inc	140,300	3,583,262
Freshpet Inc (a)	28,000	2,996,840
JM Smucker Co	444,600	49,141,638
Kraft Heinz Co/The	386,400	11,866,344
Lamb Weston Holdings Inc	315,600	16,370,172
Mondelez International Inc	652,297	41,897,036
TreeHouse Foods Inc (a)	641,908	20,207,264
Tyson Foods Inc Class A	41,866	2,568,060
		197,053,237
Household Products - 16.7%
Energizer Holdings Inc	1,449,266	44,535,944
Procter & Gamble Co/The	941,882	163,736,767
Reynolds Consumer Products Inc	166,400	4,073,472
		212,346,183
Personal Care Products - 6.8%
Estee Lauder Cos Inc/The Class A	734,455	52,814,659
Kenvue Inc	1,423,100	33,585,160
		86,399,819
Tobacco - 0.8%
JUUL Labs Inc Class A (a)(c)(d)	3,694,166	3,731,108
Philip Morris International Inc	43,582	6,767,413
		10,498,521
TOTAL UNITED STATES		1,213,827,499
TOTAL COMMON STOCKS (Cost $1,007,536,870)		1,262,886,821

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	5,000,067	5,001,067
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	11,136,461	11,137,575
TOTAL MONEY MARKET FUNDS (Cost $16,138,642)			16,138,642

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,023,675,512)	1,279,025,463
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(10,947,172)
NET ASSETS - 100.0%	1,268,078,291

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,731,108 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/24	3,749,468

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,663,301	107,177,185	103,839,419	85,360	-	-	5,001,067	5,000,067	0.0%
Fidelity Securities Lending Cash Central Fund	7,105,725	274,160,619	270,128,769	14,379	-	-	11,137,575	11,136,461	0.0%
Total	8,769,026	381,337,804	373,968,188	99,739	-	-	16,138,642	16,136,528

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	1,262,886,821	1,259,155,713	-	3,731,108

Money Market Funds	16,138,642	16,138,642	-	-
Total Investments in Securities:	1,279,025,463	1,275,294,355	-	3,731,108
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $10,880,275) - See accompanying schedule:
Unaffiliated issuers (cost $1,007,536,870)	$1,262,886,821
Fidelity Central Funds (cost $16,138,642)	16,138,642

Total Investment in Securities (cost $1,023,675,512)		$1,279,025,463
Receivable for investments sold		3,368,807
Receivable for fund shares sold		668,551
Dividends receivable		2,307,453
Distributions receivable from Fidelity Central Funds		7,384
Prepaid expenses		803
Other receivables		388,985
Total assets		1,285,767,446
Liabilities
Payable for investments purchased	$4,287,485
Payable for fund shares redeemed	1,057,051
Accrued management fee	688,994
Distribution and service plan fees payable	109,056
Other payables and accrued expenses	408,994
Collateral on securities loaned	11,137,575
Total liabilities		17,689,155
Net Assets		$1,268,078,291
Net Assets consist of:
Paid in capital		$1,008,441,380
Total accumulated earnings (loss)		259,636,911
Net Assets		$1,268,078,291

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($282,127,530 ÷ 3,140,804 shares)(a)		$89.83
Maximum offering price per share (100/94.25 of $89.83)		$95.31
Class M :
Net Asset Value and redemption price per share ($54,900,828 ÷ 619,973 shares)(a)		$88.55
Maximum offering price per share (100/96.50 of $88.55)		$91.76
Class C :
Net Asset Value and offering price per share ($35,364,690 ÷ 408,463 shares)(a)		$86.58
Consumer Staples :
Net Asset Value, offering price and redemption price per share ($743,293,588 ÷ 8,152,991 shares)		$91.17
Class I :
Net Asset Value, offering price and redemption price per share ($113,821,889 ÷ 1,252,718 shares)		$90.86
Class Z :
Net Asset Value, offering price and redemption price per share ($38,569,766 ÷ 425,046 shares)		$90.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$36,690,223
Income from Fidelity Central Funds (including $14,379 from security lending)		99,739
Total income		36,789,962
Expenses
Management fee	$9,089,773
Distribution and service plan fees	1,451,491
Custodian fees and expenses	45,414
Independent trustees' fees and expenses	5,804
Registration fees	112,955
Audit fees	57,737
Legal	2,378
Interest	19,451
Miscellaneous	40,548
Total expenses before reductions	10,825,551
Expense reductions	(31,204)
Total expenses after reductions		10,794,347
Net Investment income (loss)		25,995,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	92,365,707
Foreign currency transactions	(9,731)
Total net realized gain (loss)		92,355,976
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25,480,981)
Unfunded commitments	(5,513)
Assets and liabilities in foreign currencies	1,882
Total change in net unrealized appreciation (depreciation)		(25,484,612)
Net gain (loss)		66,871,364
Net increase (decrease) in net assets resulting from operations		$92,866,979
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,995,615	$31,008,029
Net realized gain (loss)	92,355,976	74,735,039
Change in net unrealized appreciation (depreciation)	(25,484,612)	(33,606,653)
Net increase (decrease) in net assets resulting from operations	92,866,979	72,136,415
Distributions to shareholders	(104,952,814)	(76,670,402)

Share transactions - net increase (decrease)	(217,952,509)	(46,163,278)
Total increase (decrease) in net assets	(230,038,344)	(50,697,265)

Net Assets
Beginning of period	1,498,116,635	1,548,813,900
End of period	$1,268,078,291	$1,498,116,635

Financial Highlights
Fidelity Advisor® Consumer Staples Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$91.15	$91.25	$95.55	$89.40	$79.57
Income from Investment Operations
Net investment income (loss) B,C	1.62	1.68	1.38	1.40	1.34
Net realized and unrealized gain (loss)	4.42	2.68	(2.79)	14.98	11.24
Total from investment operations	6.04	4.36	(1.41)	16.38	12.58
Distributions from net investment income	(1.70)	(1.50)	(1.36)	(1.55)	(1.42)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.36)	(4.46)	(2.89)	(10.23)	(2.75)
Net asset value, end of period	$89.83	$91.15	$91.25	$95.55	$89.40
Total Return D,E	6.74%	4.90%	(1.49)%	18.83%	16.00%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.97%	1.01%	1.01%	1.01%	1.04%
Expenses net of fee waivers, if any	.97%	1.00%	1.01%	1.01%	1.04%
Expenses net of all reductions	.97%	1.00%	1.01%	1.01%	1.03%
Net investment income (loss)	1.74%	1.80%	1.51%	1.45%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$282,128	$290,687	$297,850	$293,276	$248,234
Portfolio turnover rate H	45%	54% I	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$89.96	$90.11	$94.39	$88.43	$78.74
Income from Investment Operations
Net investment income (loss) B,C	1.37	1.42	1.13	1.13	1.10
Net realized and unrealized gain (loss)	4.35	2.66	(2.76)	14.81	11.11
Total from investment operations	5.72	4.08	(1.63)	15.94	12.21
Distributions from net investment income	(1.47)	(1.27)	(1.12)	(1.30)	(1.19)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.13)	(4.23)	(2.65)	(9.98)	(2.52)
Net asset value, end of period	$88.55	$89.96	$90.11	$94.39	$88.43
Total Return D,E	6.46%	4.63%	(1.74)%	18.51%	15.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.22%	1.27%	1.27%	1.28%	1.31%
Expenses net of fee waivers, if any	1.22%	1.26%	1.27%	1.28%	1.31%
Expenses net of all reductions	1.22%	1.26%	1.27%	1.28%	1.30%
Net investment income (loss)	1.49%	1.54%	1.25%	1.18%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$54,901	$58,373	$62,870	$64,707	$56,664
Portfolio turnover rate H	45%	54% I	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$88.04	$88.22	$92.48	$86.73	$77.27
Income from Investment Operations
Net investment income (loss) B,C	.89	.95	.67	.65	.68
Net realized and unrealized gain (loss)	4.26	2.61	(2.69)	14.51	10.87
Total from investment operations	5.15	3.56	(2.02)	15.16	11.55
Distributions from net investment income	(.95)	(.78)	(.71)	(.79)	(.80)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.62)	(1.30)
Total distributions	(6.61)	(3.74)	(2.24)	(9.41)	(2.09) D
Net asset value, end of period	$86.58	$88.04	$88.22	$92.48	$86.73
Total Return E,F	5.94%	4.12%	(2.23)%	17.92%	15.14%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.72%	1.76%	1.77%	1.77%	1.79%
Expenses net of fee waivers, if any	1.72%	1.75%	1.76%	1.76%	1.79%
Expenses net of all reductions	1.72%	1.75%	1.76%	1.76%	1.78%
Net investment income (loss)	.99%	1.05%	.76%	.70%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$35,365	$52,661	$78,497	$88,645	$104,955
Portfolio turnover rate I	45%	54% J	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Consumer Staples Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$92.39	$92.43	$96.75	$90.40	$80.42
Income from Investment Operations
Net investment income (loss) B,C	1.93	1.96	1.66	1.69	1.60
Net realized and unrealized gain (loss)	4.47	2.73	(2.84)	15.16	11.39
Total from investment operations	6.40	4.69	(1.18)	16.85	12.99
Distributions from net investment income	(1.95)	(1.77)	(1.61)	(1.81)	(1.68)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.62) D	(4.73)	(3.14)	(10.50) D	(3.01)
Net asset value, end of period	$91.17	$92.39	$92.43	$96.75	$90.40
Total Return E	7.05%	5.20%	(1.21)%	19.16%	16.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68%	.73%	.73%	.73%	.75%
Expenses net of fee waivers, if any	.67%	.72%	.73%	.73%	.75%
Expenses net of all reductions	.67%	.72%	.73%	.73%	.74%
Net investment income (loss)	2.03%	2.08%	1.79%	1.74%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$743,294	$895,019	$862,837	$1,032,956	$770,644
Portfolio turnover rate H	45%	54% I	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$92.11	$92.16	$96.48	$90.17	$80.23
Income from Investment Operations
Net investment income (loss) B,C	1.89	1.95	1.65	1.67	1.60
Net realized and unrealized gain (loss)	4.45	2.72	(2.83)	15.13	11.34
Total from investment operations	6.34	4.67	(1.18)	16.80	12.94
Distributions from net investment income	(1.93)	(1.76)	(1.61)	(1.80)	(1.67)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.59)	(4.72)	(3.14)	(10.49) D	(3.00)
Net asset value, end of period	$90.86	$92.11	$92.16	$96.48	$90.17
Total Return E	7.01%	5.19%	(1.22)%	19.15%	16.32%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71%	.74%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.71%	.73%	.74%	.74%	.75%
Expenses net of all reductions	.71%	.73%	.74%	.74%	.75%
Net investment income (loss)	2.00%	2.08%	1.78%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$113,822	$143,350	$158,019	$149,160	$132,898
Portfolio turnover rate H	45%	54% I	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$91.98	$92.05	$96.36	$90.08	$80.14
Income from Investment Operations
Net investment income (loss) B,C	2.01	2.07	1.76	1.79	1.71
Net realized and unrealized gain (loss)	4.45	2.70	(2.82)	15.10	11.35
Total from investment operations	6.46	4.77	(1.06)	16.89	13.06
Distributions from net investment income	(2.04)	(1.88)	(1.73)	(1.93)	(1.79)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.70)	(4.84)	(3.25) D	(10.61)	(3.12)
Net asset value, end of period	$90.74	$91.98	$92.05	$96.36	$90.08
Total Return E	7.15%	5.31%	(1.09)%	19.29%	16.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.58%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.58%	.60%	.61%	.61%	.62%
Expenses net of all reductions	.58%	.60%	.61%	.61%	.62%
Net investment income (loss)	2.13%	2.20%	1.91%	1.85%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$38,570	$58,026	$88,741	$77,826	$43,591
Portfolio turnover rate H	45%	54% I	46%	61%	51%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Consumer Staples Portfolio	$367,688

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$337,067,639
Gross unrealized depreciation	(96,937,525)
Net unrealized appreciation (depreciation)	$240,130,114
Tax Cost	$1,038,895,349

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,796,624
Undistributed long-term capital gain	$15,980,805
Net unrealized appreciation (depreciation) on securities and other investments	$240,129,362

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$26,386,247	$41,531,646
Long-term Capital Gains	78,566,567	35,138,756
Total	$104,952,814	$76,670,402

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Staples Portfolio	613,408,733	912,742,306

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Consumer Staples Portfolio	341,222	11,902,627	31,040,947
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.72
Class C	.71
Consumer Staples	.68
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Consumer Staples	.66
Class I	.69
Class Z	.56

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	732,381	9,480
Class M	.25%	.25%	288,578	934
Class C	.75%	.25%	430,532	26,902
			1,451,491	37,316

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	50,605
Class M	3,451
Class C A	863
54,919
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Consumer Staples Portfolio	16,423

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Consumer Staples Portfolio	Borrower	7,732,778	5.35%	19,451

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Consumer Staples Portfolio	32,109,026	58,136,430	4,565,261
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Consumer Staples Portfolio	2,164
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Consumer Staples Portfolio	1,546	7	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31,204.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2025	Year ended February 29, 2024
Consumer Staples Portfolio
Distributions to shareholders
Class A	$22,570,837	$14,193,435
Class M	4,370,916	2,755,073
Class C	2,889,928	2,447,301
Consumer Staples	61,372,802	45,433,753
Class I	10,506,319	8,441,151
Class Z	3,242,012	3,399,689
Total	$104,952,814	$76,670,402
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2025	Year ended February 29, 2024	Year ended February 28, 2025	Year ended February 29, 2024
Consumer Staples Portfolio
Class A
Shares sold	341,595	433,548	$31,821,197	$40,414,601
Reinvestment of distributions	242,605	152,629	21,837,829	13,731,692
Shares redeemed	(632,526)	(661,316)	(58,753,906)	(61,286,921)
Net increase (decrease)	(48,326)	(75,139)	$(5,094,880)	$(7,140,628)
Class M
Shares sold	33,937	30,160	$3,134,853	$2,769,669
Reinvestment of distributions	48,865	30,823	4,335,587	2,736,825
Shares redeemed	(111,721)	(109,826)	(10,194,755)	(10,088,961)
Net increase (decrease)	(28,919)	(48,843)	$(2,724,315)	$(4,582,467)
Class C
Shares sold	25,704	60,782	$2,339,038	$5,515,955
Reinvestment of distributions	32,968	27,847	2,859,018	2,419,449
Shares redeemed	(248,364)	(380,224)	(22,288,364)	(34,216,372)
Net increase (decrease)	(189,692)	(291,595)	$(17,090,308)	$(26,280,968)
Consumer Staples
Shares sold	865,454	2,481,700	$81,852,526	$235,907,480
Reinvestment of distributions	613,316	456,661	56,046,849	41,615,033
Shares redeemed	(3,013,510)	(2,585,591)	(283,200,186)	(241,614,760)
Net increase (decrease)	(1,534,740)	352,770	$(145,300,811)	$35,907,753
Class I
Shares sold	257,353	708,067	$24,320,545	$66,730,554
Reinvestment of distributions	110,392	88,639	10,054,244	8,056,704
Shares redeemed	(671,392)	(954,914)	(62,301,680)	(89,032,490)
Net increase (decrease)	(303,647)	(158,208)	$(27,926,891)	$(14,245,232)
Class Z
Shares sold	121,133	505,773	$11,309,399	$47,755,733
Reinvestment of distributions	28,796	33,052	2,619,908	3,005,014
Shares redeemed	(355,714)	(872,078)	(33,744,611)	(80,582,483)
Net increase (decrease)	(205,785)	(333,253)	$(19,815,304)	$(29,821,736)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Consumer Staples Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of  Consumer Staples Portfolio (one of the funds constituting Fidelity Select Portfolios, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2025, $94,906,350, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A, Class M, Class C, Consumer Staples Portfolio, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Consumer Staples Portfolio, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.846042.118
SELCS-ANN-0425
Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Automotive Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 4.2%
Consumer Discretionary - 4.2%
Automobile Components - 4.2%
Aptiv PLC	43,619	2,840,469
CANADA - 1.4%
Consumer Discretionary - 1.4%
Automobile Components - 1.4%
Magna International Inc (United States)	25,926	944,484
CHINA - 7.9%
Consumer Discretionary - 7.9%
Automobiles - 7.9%
Li Auto Inc ADR (a)(b)	75,867	2,331,393
NIO Inc Class A ADR (a)(b)	175,284	811,565
XPeng Inc ADR (a)	79,024	1,698,226
ZEEKR Intelligent Technology Holding Ltd ADR (a)	19,100	512,835

TOTAL CHINA		5,354,019
ITALY - 6.6%
Consumer Discretionary - 6.6%
Automobiles - 6.6%
Ferrari NV	9,710	4,510,975
JAPAN - 13.7%
Consumer Discretionary - 13.7%
Automobiles - 13.7%
Honda Motor Co Ltd ADR	99,933	2,777,138
Toyota Motor Corp ADR	36,093	6,550,158

TOTAL JAPAN		9,327,296
SWEDEN - 0.8%
Consumer Discretionary - 0.8%
Automobile Components - 0.8%
Autoliv Inc	6,134	597,145
UNITED STATES - 65.4%
Consumer Discretionary - 58.5%
Automobile Components - 4.0%
Adient PLC (a)	16,500	261,195
BorgWarner Inc	44,695	1,330,571
Dana Inc	29,100	432,717
Lear Corp	7,161	673,062
		2,697,545
Automobiles - 19.7%
Ford Motor Co	282,373	2,696,662
General Motors Co	83,753	4,114,785
Stellantis NV (b)	101,657	1,293,077
Tesla Inc (a)	18,042	5,285,945
		13,390,469
Distributors - 2.8%
Genuine Parts Co	10,832	1,352,700
LKQ Corp	14,116	595,554
		1,948,254
Specialty Retail - 32.0%
AutoNation Inc (a)	11,181	2,039,079
AutoZone Inc (a)	1,217	4,250,993
CarMax Inc (a)	15,746	1,306,446
Carvana Co Class A (a)	11,382	2,653,144
Group 1 Automotive Inc	5,169	2,375,569
Lithia Motors Inc Class A	2,847	980,621
O'Reilly Automotive Inc (a)	5,196	7,137,433
Penske Automotive Group Inc	6,193	1,044,945
		21,788,230
Industrials - 6.9%
Commercial Services & Supplies - 5.9%
ACV Auctions Inc Class A (a)	67,564	1,085,078
Copart Inc (a)	49,844	2,731,451
OPENLANE Inc (a)	8,800	196,240
		4,012,769
Ground Transportation - 0.0%
Uber Technologies Inc (a)	43	3,268
Trading Companies & Distributors - 1.0%
Rush Enterprises Inc Class A	12,827	748,071
TOTAL INDUSTRIALS		4,764,108

TOTAL UNITED STATES		44,588,606
TOTAL COMMON STOCKS (Cost $38,437,733)		68,162,994

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(c)(d) (Cost $77,048)	3,700	15,096

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	88,232	88,249
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	4,394,870	4,395,310
TOTAL MONEY MARKET FUNDS (Cost $4,483,559)			4,483,559

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $42,998,340)	72,661,649
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(4,529,777)
NET ASSETS - 100.0%	68,131,872

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,096 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/22	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	13,075,846	12,987,630	7,200	33	-	88,249	88,232	0.0%
Fidelity Securities Lending Cash Central Fund	18,677,977	193,206,016	207,488,683	63,932	-	-	4,395,310	4,394,870	0.0%
Total	18,677,977	206,281,862	220,476,313	71,132	33	-	4,483,559	4,483,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	63,398,886	63,398,886	-	-
Industrials	4,764,108	4,764,108	-	-

Convertible Preferred Stocks
Information Technology	15,096	-	-	15,096

Money Market Funds	4,483,559	4,483,559	-	-
Total Investments in Securities:	72,661,649	72,646,553	-	15,096
Automotive Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $4,188,651) - See accompanying schedule:
Unaffiliated issuers (cost $38,514,781)	$68,178,090
Fidelity Central Funds (cost $4,483,559)	4,483,559

Total Investment in Securities (cost $42,998,340)		$72,661,649
Receivable for investments sold		1,702,175
Receivable for fund shares sold		5,391
Dividends receivable		93,049
Distributions receivable from Fidelity Central Funds		3,782
Prepaid expenses		48
Other receivables		3,737
Total assets		74,469,831
Liabilities
Payable for investments purchased	$1,844,758
Payable for fund shares redeemed	23,598
Accrued management fee	38,788
Other payables and accrued expenses	35,915
Collateral on securities loaned	4,394,900
Total liabilities		6,337,959
Net Assets		$68,131,872
Net Assets consist of:
Paid in capital		$38,708,490
Total accumulated earnings (loss)		29,423,382
Net Assets		$68,131,872
Net Asset Value, offering price and redemption price per share ($68,131,872 ÷ 1,218,919 shares)		$55.90
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$1,249,979
Income from Fidelity Central Funds (including $63,932 from security lending)		71,132
Income before foreign taxes withheld		$1,321,111
Less foreign taxes withheld		(103,285)
Total income		1,217,826
Expenses
Management fee	$526,950
Custodian fees and expenses	15,174
Independent trustees' fees and expenses	344
Registration fees	22,649
Audit fees	42,547
Legal	2,217
Miscellaneous	4,503
Total expenses before reductions	614,384
Expense reductions	(1,990)
Total expenses after reductions		612,394
Net Investment income (loss)		605,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,076,536
Fidelity Central Funds	33
Foreign currency transactions	(1,672)
Total net realized gain (loss)		11,074,897
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(12,938,895)
Assets and liabilities in foreign currencies	(369)
Total change in net unrealized appreciation (depreciation)		(12,939,264)
Net gain (loss)		(1,864,367)
Net increase (decrease) in net assets resulting from operations		$(1,258,935)
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$605,432	$936,094
Net realized gain (loss)	11,074,897	3,177,049
Change in net unrealized appreciation (depreciation)	(12,939,264)	14,599,782
Net increase (decrease) in net assets resulting from operations	(1,258,935)	18,712,925
Distributions to shareholders	(600,778)	(934,081)

Share transactions
Proceeds from sales of shares	9,467,223	62,471,091
Reinvestment of distributions	549,757	852,504
Cost of shares redeemed	(38,566,030)	(89,040,975)

Net increase (decrease) in net assets resulting from share transactions	(28,549,050)	(25,717,380)
Total increase (decrease) in net assets	(30,408,763)	(7,938,536)

Net Assets
Beginning of period	98,540,635	106,479,171
End of period	$68,131,872	$98,540,635

Other Information
Shares
Sold	173,055	1,216,841
Issued in reinvestment of distributions	9,569	16,302
Redeemed	(720,649)	(1,791,277)
Net increase (decrease)	(538,025)	(558,134)

Financial Highlights
Automotive Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.09	$45.99	$56.56	$54.21	$34.91
Income from Investment Operations
Net investment income (loss) B,C	.41	.41	.34 D	.23 E	.05 F
Net realized and unrealized gain (loss)	(.13)	10.14	(9.86)	3.82	23.73
Total from investment operations	.28	10.55	(9.52)	4.05	23.78
Distributions from net investment income	(.47)	(.45)	(.28)	(.29)	(.01)
Distributions from net realized gain	-	-	(.77)	(1.40)	(4.47)
Total distributions	(.47)	(.45)	(1.05)	(1.70) G	(4.48)
Net asset value, end of period	$55.90	$56.09	$45.99	$56.56	$54.21
Total Return H	.48%	23.02%	(16.92)%	7.20%	78.19%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.78%	.88%	.89%	.80%	.88%
Expenses net of fee waivers, if any	.78%	.87%	.88%	.80%	.88%
Expenses net of all reductions	.78%	.87%	.88%	.80%	.87%
Net investment income (loss)	.77%	.83%	.73% D	.37% E	.10% F
Supplemental Data
Net assets, end of period (000 omitted)	$68,132	$98,541	$106,479	$165,176	$198,225
Portfolio turnover rate K	58%	60%	54%	69%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .20%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.21)%.
GTotal distributions per share do not sum due to rounding.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Communication Services Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
CHINA - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
PDD Holdings Inc Class A ADR (a)	249,900	28,411,131
JAPAN - 0.9%
Communication Services - 0.9%
Entertainment - 0.9%
Nintendo Co Ltd	229,500	17,133,739
SINGAPORE - 1.1%
Communication Services - 1.1%
Entertainment - 1.1%
Sea Ltd Class A ADR (a)	155,800	19,828,666
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	57,500	10,380,475
UNITED KINGDOM - 0.3%
Communication Services - 0.3%
Media - 0.3%
WPP PLC ADR (b)	158,800	6,440,928
UNITED STATES - 93.5%
Communication Services - 88.2%
Diversified Telecommunication Services - 5.6%
AT&T Inc	3,382,600	92,717,066
GCI Liberty Inc Class A (a)(c)	158,132	2
Verizon Communications Inc	318,300	13,718,730
		106,435,798
Entertainment - 24.4%
Liberty Media Corp-Liberty Formula One Class C (a)	402,300	38,793,789
Live Nation Entertainment Inc (a)	269,700	38,664,192
Netflix Inc (a)	94,500	92,662,920
ROBLOX Corp Class A (a)	486,400	30,954,496
Roku Inc Class A (a)	169,500	14,154,945
Spotify Technology SA (a)	33,000	20,064,330
Take-Two Interactive Software Inc (a)	235,100	49,836,498
TKO Group Holdings Inc Class A	253,000	38,111,920
Walt Disney Co/The	813,871	92,618,520
Warner Bros Discovery Inc (a)	3,728,600	42,729,756
		458,591,366
Interactive Media & Services - 47.2%
Alphabet Inc Class A	2,244,900	382,261,572
fuboTV Inc (a)(b)	348,300	1,055,349
Meta Platforms Inc Class A	703,000	469,744,600
Pinterest Inc Class A (a)	458,700	16,962,726
Reddit Inc Class A	37,600	6,082,928
Snap Inc Class A (a)	1,142,000	11,705,500
Trump Media & Technology Group Corp (a)(b)	61,300	1,477,330
		889,290,005
Media - 6.1%
Charter Communications Inc Class A (a)	113,000	41,083,410
Comcast Corp Class A	271,900	9,755,772
Fox Corp Class A	271,100	15,615,360
Magnite Inc (a)(b)	1,797,600	28,348,152
Paramount Global Class B (b)	338,500	3,845,360
Trade Desk Inc (The) Class A (a)	246,400	17,326,848
		115,974,902
Wireless Telecommunication Services - 4.9%
T-Mobile US Inc	344,000	92,773,360
TOTAL COMMUNICATION SERVICES		1,663,065,431

Consumer Discretionary - 3.1%
Broadline Retail - 3.1%
Amazon.com Inc (a)	278,400	59,098,752
Financials - 0.4%
Capital Markets - 0.4%
Coinbase Global Inc Class A (a)	31,100	6,705,782
Information Technology - 1.8%
IT Services - 0.0%
X Holdings Corp Class A (a)(c)(d)	17,240	1,165,941
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc	49,100	9,792,013
Marvell Technology Inc	84,800	7,786,336
NVIDIA Corp	110,300	13,778,676
		31,357,025
Software - 0.1%
OpenAI Global LLC rights (a)(c)(d)	919,400	1,342,324
TOTAL INFORMATION TECHNOLOGY		33,865,290

TOTAL UNITED STATES		1,762,735,255
TOTAL COMMON STOCKS (Cost $1,095,758,127)		1,844,930,194

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC Series C2 (c)(d) (Cost $1,660,526)	21,234	1,632,045

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	3,349,351	3,350,021
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	12,523,867	12,525,119
TOTAL MONEY MARKET FUNDS (Cost $15,875,140)			15,875,140

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $1,113,293,793)	1,862,437,379
NET OTHER ASSETS (LIABILITIES) - 1.3%	25,371,704
NET ASSETS - 100.0%	1,887,809,083

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,140,310 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
OpenAI Global LLC rights	9/30/24	919,400

Waymo LLC Series C2	10/18/24	1,660,526

X Holdings Corp Class A	10/27/21	1,266,192

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,326,536	588,257,513	637,238,653	676,159	4,625	-	3,350,021	3,349,351	0.0%
Fidelity Securities Lending Cash Central Fund	24,398,716	284,551,513	296,425,110	38,661	-	-	12,525,119	12,523,867	0.1%
Total	76,725,252	872,809,026	933,663,763	714,820	4,625	-	15,875,140	15,873,218

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,706,468,764	1,689,335,023	17,133,739	2
Consumer Discretionary	87,509,883	87,509,883	-	-
Financials	6,705,782	6,705,782	-	-
Information Technology	44,245,765	41,737,500	-	2,508,265

Convertible Preferred Stocks
Consumer Discretionary	1,632,045	-	-	1,632,045

Money Market Funds	15,875,140	15,875,140	-	-
Total Investments in Securities:	1,862,437,379	1,841,163,328	17,133,739	4,140,312
Communication Services Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $11,995,839) - See accompanying schedule:
Unaffiliated issuers (cost $1,097,418,653)	$1,846,562,239
Fidelity Central Funds (cost $15,875,140)	15,875,140

Total Investment in Securities (cost $1,113,293,793)		$1,862,437,379
Receivable for investments sold		44,850,341
Receivable for fund shares sold		1,416,388
Dividends receivable		322,167
Distributions receivable from Fidelity Central Funds		71,128
Prepaid expenses		969
Other receivables		58,361
Total assets		1,909,156,733
Liabilities
Payable for investments purchased	$3,720,650
Payable for fund shares redeemed	3,992,334
Accrued management fee	1,031,766
Distribution and service plan fees payable	33,398
Other payables and accrued expenses	45,277
Collateral on securities loaned	12,524,225
Total liabilities		21,347,650
Net Assets		$1,887,809,083
Net Assets consist of:
Paid in capital		$1,125,000,330
Total accumulated earnings (loss)		762,808,753
Net Assets		$1,887,809,083

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($78,618,918 ÷ 688,628 shares)(a)		$114.17
Maximum offering price per share (100/94.25 of $114.17)		$121.14
Class M :
Net Asset Value and redemption price per share ($13,596,797 ÷ 120,704 shares)(a)		$112.65
Maximum offering price per share (100/96.50 of $112.65)		$116.74
Class C :
Net Asset Value and offering price per share ($12,596,284 ÷ 115,268 shares)(a)		$109.28
Communication Services :
Net Asset Value, offering price and redemption price per share ($1,599,903,426 ÷ 13,794,388 shares)		$115.98
Class I :
Net Asset Value, offering price and redemption price per share ($75,661,342 ÷ 652,856 shares)		$115.89
Class Z :
Net Asset Value, offering price and redemption price per share ($107,432,316 ÷ 921,248 shares)		$116.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$9,746,842
Income from Fidelity Central Funds (including $38,661 from security lending)		714,820
Total income		10,461,662
Expenses
Management fee	$10,696,948
Distribution and service plan fees	356,427
Custodian fees and expenses	24,277
Independent trustees' fees and expenses	6,603
Registration fees	125,256
Audit fees	55,279
Legal	2,225
Interest	65,232
Miscellaneous	34,352
Total expenses before reductions	11,366,599
Expense reductions	(30,331)
Total expenses after reductions		11,336,268
Net Investment income (loss)		(874,606)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	81,282,294
Fidelity Central Funds	4,625
Foreign currency transactions	52,547
Total net realized gain (loss)		81,339,466
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	306,571,191
Unfunded commitments	113,461
Total change in net unrealized appreciation (depreciation)		306,684,652
Net gain (loss)		388,024,118
Net increase (decrease) in net assets resulting from operations		$387,149,512
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(874,606)	$(2,769,920)
Net realized gain (loss)	81,339,466	84,949,756
Change in net unrealized appreciation (depreciation)	306,684,652	369,931,130
Net increase (decrease) in net assets resulting from operations	387,149,512	452,110,966
Distributions to shareholders	(80,336,696)	-

Share transactions - net increase (decrease)	64,749,249	302,888,039

Total increase (decrease) in net assets	371,562,065	754,999,005

Net Assets
Beginning of period	1,516,247,018	761,248,013
End of period	$1,887,809,083	$1,516,247,018

Financial Highlights
Fidelity Advisor® Communication Services Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$94.42	$62.24	$78.37	$87.31	$60.63
Income from Investment Operations
Net investment income (loss) B,C	(.34)	(.40) D	(.48)	(.60)	(.59)
Net realized and unrealized gain (loss)	25.16	32.58	(15.65)	(3.18)	30.37
Total from investment operations	24.82	32.18	(16.13)	(3.78)	29.78
Distributions from net realized gain	(5.07)	-	-	(5.16)	(3.10)
Total distributions	(5.07)	-	-	(5.16)	(3.10)
Net asset value, end of period	$114.17	$94.42	$62.24	$78.37	$87.31
Total Return E,F	26.91%	51.70%	(20.58)%	(5.05)%	50.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.96%	1.05%	1.07%	1.03%	1.08%
Expenses net of fee waivers, if any	.96%	1.04%	1.07%	1.03%	1.08%
Expenses net of all reductions	.96%	1.04%	1.07%	1.03%	1.07%
Net investment income (loss)	(.33)%	(.51)% D	(.74)%	(.65)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$78,619	$56,157	$24,285	$33,679	$22,962
Portfolio turnover rate I	83%	45% J	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$93.45	$61.75	$77.94	$86.94	$60.52
Income from Investment Operations
Net investment income (loss) B,C	(.59)	(.59) D	(.63)	(.82)	(.77)
Net realized and unrealized gain (loss)	24.86	32.29	(15.56)	(3.15)	30.29
Total from investment operations	24.27	31.70	(16.19)	(3.97)	29.52
Distributions from net realized gain	(5.07)	-	-	(5.03)	(3.10)
Total distributions	(5.07)	-	-	(5.03)	(3.10)
Net asset value, end of period	$112.65	$93.45	$61.75	$77.94	$86.94
Total Return E,F	26.60%	51.34%	(20.77)%	(5.28)%	50.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.21%	1.30%	1.31%	1.27%	1.32%
Expenses net of fee waivers, if any	1.21%	1.29%	1.31%	1.27%	1.32%
Expenses net of all reductions	1.21%	1.29%	1.31%	1.27%	1.32%
Net investment income (loss)	(.58)%	(.76)% D	(.98)%	(.88)%	(1.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,597	$9,725	$3,499	$5,817	$5,386
Portfolio turnover rate I	83%	45% J	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.82)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$91.23	$60.57	$76.81	$86.05	$60.20
Income from Investment Operations
Net investment income (loss) B,C	(1.06)	(.93) D	(.90)	(1.27)	(1.12)
Net realized and unrealized gain (loss)	24.18	31.59	(15.34)	(3.07)	30.07
Total from investment operations	23.12	30.66	(16.24)	(4.34)	28.95
Distributions from net realized gain	(5.07)	-	-	(4.90)	(3.10)
Total distributions	(5.07)	-	-	(4.90)	(3.10)
Net asset value, end of period	$109.28	$91.23	$60.57	$76.81	$86.05
Total Return E,F	25.97%	50.62%	(21.14)%	(5.76)%	49.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.71%	1.77%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.71%	1.77%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.71%	1.77%	1.78%	1.78%	1.79%
Net investment income (loss)	(1.07)%	(1.24)% D	(1.45)%	(1.39)%	(1.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,596	$13,074	$7,478	$8,938	$6,856
Portfolio turnover rate I	83%	45% J	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.30)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Communication Services Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$95.69	$62.90	$78.98	$87.88	$60.82
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.18) D	(.30)	(.34)	(.36)
Net realized and unrealized gain (loss)	25.54	32.97	(15.78)	(3.22)	30.52
Total from investment operations	25.51	32.79	(16.08)	(3.56)	30.16
Distributions from net realized gain	(5.22)	-	-	(5.34)	(3.10)
Total distributions	(5.22)	-	-	(5.34)	(3.10)
Net asset value, end of period	$115.98	$95.69	$62.90	$78.98	$87.88
Total Return E	27.28%	52.13%	(20.36)%	(4.79)%	51.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67%	.77%	.80%	.75%	.77%
Expenses net of fee waivers, if any	.67%	.76%	.79%	.74%	.77%
Expenses net of all reductions	.67%	.76%	.79%	.74%	.76%
Net investment income (loss)	(.03)%	(.23)% D	(.47)%	(.36)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,599,903	$1,359,432	$710,710	$958,304	$859,871
Portfolio turnover rate H	83%	45% I	45%	57%	63%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$95.69	$62.89	$78.93	$87.86	$60.80
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.17) D	(.28)	(.34)	(.39)
Net realized and unrealized gain (loss)	25.53	32.97	(15.76)	(3.22)	30.55
Total from investment operations	25.45	32.80	(16.04)	(3.56)	30.16
Distributions from net realized gain	(5.25)	-	-	(5.37)	(3.10)
Total distributions	(5.25)	-	-	(5.37)	(3.10)
Net asset value, end of period	$115.89	$95.69	$62.89	$78.93	$87.86
Total Return E	27.22%	52.15%	(20.32)%	(4.79)%	51.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71%	.76%	.76%	.75%	.78%
Expenses net of fee waivers, if any	.71%	.75%	.75%	.75%	.77%
Expenses net of all reductions	.71%	.75%	.75%	.75%	.77%
Net investment income (loss)	(.07)%	(.22)% D	(.43)%	(.37)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$75,661	$43,534	$11,961	$32,089	$26,521
Portfolio turnover rate H	83%	45% I	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.28)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.26	$63.18	$79.20	$88.04	$60.85
Income from Investment Operations
Net investment income (loss) B,C	.06	(.07) D	(.19)	(.22)	(.28)
Net realized and unrealized gain (loss)	25.72	33.15	(15.83)	(3.23)	30.57
Total from investment operations	25.78	33.08	(16.02)	(3.45)	30.29
Distributions from net investment income	- E	-	-	-	-
Distributions from net realized gain	(5.42)	-	-	(5.39)	(3.10)
Total distributions	(5.42)	-	-	(5.39)	(3.10)
Net asset value, end of period	$116.62	$96.26	$63.18	$79.20	$88.04
Total Return F	27.41%	52.36%	(20.23)%	(4.65)%	51.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58%	.62%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.58%	.61%	.62%	.61%	.64%
Expenses net of all reductions	.58%	.61%	.62%	.61%	.63%
Net investment income (loss)	.05%	(.08)% D	(.29)%	(.23)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$107,432	$34,325	$3,314	$6,477	$3,817
Portfolio turnover rate I	83%	45% J	45%	57%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14)%.
EAmount represents less than $.005 per share.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Construction and Housing Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
UNITED STATES - 99.5%
Consumer Discretionary - 47.1%
Household Durables - 12.3%
Blu Homes Inc (b)(c)(d)	11,990,913	3,716
Cavco Industries Inc (b)	10,900	5,717,377
DR Horton Inc	63,536	8,057,000
KB Home	86,110	5,252,710
Lennar Corp Class A	33,800	4,043,494
Meritage Homes Corp (a)	59,440	4,307,617
NVR Inc (b)	1,025	7,426,720
PulteGroup Inc	174,885	18,062,123
Somnigroup International Inc	236,170	15,086,540
Toll Brothers Inc	109,920	12,271,469
TopBuild Corp (b)	45,220	13,854,956
Whirlpool Corp (a)	20,370	2,073,462
		96,157,184
Specialty Retail - 34.8%
Floor & Decor Holdings Inc Class A (b)	171,210	16,544,022
Home Depot Inc/The	343,970	136,418,503
Lowe's Cos Inc	441,035	109,658,942
Williams-Sonoma Inc	49,460	9,623,927
		272,245,394
TOTAL CONSUMER DISCRETIONARY		368,402,578

Industrials - 30.5%
Building Products - 21.1%
AAON Inc	64,690	4,968,192
American Woodmark Corp (b)	33,930	2,106,374
Apogee Enterprises Inc	34,630	1,660,162
Armstrong World Industries Inc	49,910	7,669,171
AZEK Co Inc/The Class A (b)	197,220	9,239,757
Builders FirstSource Inc (b)	116,195	16,149,943
Carlisle Cos Inc	29,170	9,939,969
Carrier Global Corp	212,040	13,740,192
Fortune Brands Innovations Inc	106,990	6,924,393
Johnson Controls International plc	490,711	42,034,305
Simpson Manufacturing Co Inc	39,910	6,561,204
Trane Technologies PLC	118,170	41,796,729
UFP Industries Inc	21,516	2,302,212
		165,092,603
Construction & Engineering - 8.9%
AECOM	96,380	9,642,819
Comfort Systems USA Inc	24,510	8,905,218
EMCOR Group Inc	27,220	11,130,530
Fluor Corp (b)	93,500	3,555,805
Quanta Services Inc	82,749	21,484,123
WillScot Holdings Corp	448,580	14,780,711
		69,499,206
Ground Transportation - 0.2%
U-Haul Holding Co Class N	24,600	1,514,130
Trading Companies & Distributors - 0.3%
Watsco Inc	4,110	2,072,796
TOTAL INDUSTRIALS		238,178,735

Materials - 10.0%
Chemicals - 0.4%
Chemours Co/The	77,800	1,163,110
Sherwin-Williams Co/The	6,870	2,488,795
		3,651,905
Construction Materials - 9.6%
CRH PLC	351,700	36,056,284
Eagle Materials Inc	30,280	6,849,639
Martin Marietta Materials Inc	56,750	27,418,195
Vulcan Materials Co	18,666	4,616,288
		74,940,406
TOTAL MATERIALS		78,592,311

Real Estate - 11.9%
Real Estate Management & Development - 0.4%
Compass Inc Class A (b)	375,980	3,380,060
Residential REITs - 11.5%
Camden Property Trust	92,420	11,465,625
Elme Communities	828,190	14,402,224
Equity Residential	54,280	4,025,948
Essex Property Trust Inc	43,320	13,497,212
Invitation Homes Inc	679,410	23,106,734
Mid-America Apartment Communities Inc	110	18,493
Sun Communities Inc	168,190	22,899,069
		89,415,305
TOTAL REAL ESTATE		92,795,365

TOTAL UNITED STATES		777,968,989
TOTAL COMMON STOCKS (Cost $460,544,192)		777,968,989

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	4,714,877	4,715,820
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	1,886,736	1,886,925
TOTAL MONEY MARKET FUNDS (Cost $6,602,745)			6,602,745

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $467,146,937)	784,571,734
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,435,247)
NET ASSETS - 100.0%	782,136,487

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,716 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Homes Inc	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,003,395	192,330,207	192,618,343	213,123	561	-	4,715,820	4,714,877	0.0%
Fidelity Securities Lending Cash Central Fund	18,901,475	212,521,787	229,536,337	6,735	-	-	1,886,925	1,886,736	0.0%
Total	23,904,870	404,851,994	422,154,680	219,858	561	-	6,602,745	6,601,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	368,402,578	368,398,862	-	3,716
Industrials	238,178,735	238,178,735	-	-
Materials	78,592,311	78,592,311	-	-
Real Estate	92,795,365	92,795,365	-	-

Money Market Funds	6,602,745	6,602,745	-	-
Total Investments in Securities:	784,571,734	784,568,018	-	3,716
Construction and Housing Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $1,833,437) - See accompanying schedule:
Unaffiliated issuers (cost $460,544,192)	$777,968,989
Fidelity Central Funds (cost $6,602,745)	6,602,745

Total Investment in Securities (cost $467,146,937)		$784,571,734
Receivable for investments sold		11,322,779
Receivable for fund shares sold		303,123
Dividends receivable		106,096
Distributions receivable from Fidelity Central Funds		10,607
Prepaid expenses		452
Other receivables		2,502
Total assets		796,317,293
Liabilities
Payable for investments purchased	$10,556,649
Payable for fund shares redeemed	1,245,589
Accrued management fee	451,430
Other payables and accrued expenses	40,213
Collateral on securities loaned	1,886,925
Total liabilities		14,180,806
Net Assets		$782,136,487
Net Assets consist of:
Paid in capital		$462,254,189
Total accumulated earnings (loss)		319,882,298
Net Assets		$782,136,487
Net Asset Value, offering price and redemption price per share ($782,136,487 ÷ 6,603,363 shares)		$118.45
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$11,429,120
Income from Fidelity Central Funds (including $6,735 from security lending)		219,858
Total income		11,648,978
Expenses
Management fee	$5,500,238
Custodian fees and expenses	11,237
Independent trustees' fees and expenses	3,315
Registration fees	72,129
Audit fees	41,320
Legal	770
Miscellaneous	19,988
Total expenses before reductions	5,648,997
Expense reductions	(14,399)
Total expenses after reductions		5,634,598
Net Investment income (loss)		6,014,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,810,641
Fidelity Central Funds	561
Total net realized gain (loss)		27,811,202
Change in net unrealized appreciation (depreciation) on investment securities		9,548,092
Net gain (loss)		37,359,294
Net increase (decrease) in net assets resulting from operations		$43,373,674
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,014,380	$5,419,345
Net realized gain (loss)	27,811,202	21,744,771
Change in net unrealized appreciation (depreciation)	9,548,092	140,302,275
Net increase (decrease) in net assets resulting from operations	43,373,674	167,466,391
Distributions to shareholders	(33,106,764)	(5,426,559)

Share transactions
Proceeds from sales of shares	307,829,049	282,431,549
Reinvestment of distributions	30,199,728	4,899,398
Cost of shares redeemed	(308,590,138)	(205,636,762)

Net increase (decrease) in net assets resulting from share transactions	29,438,639	81,694,185
Total increase (decrease) in net assets	39,705,549	243,734,017

Net Assets
Beginning of period	742,430,938	498,696,921
End of period	$782,136,487	$742,430,938

Other Information
Shares
Sold	2,494,027	2,864,855
Issued in reinvestment of distributions	252,978	45,759
Redeemed	(2,555,819)	(2,134,851)
Net increase (decrease)	191,186	775,763

Financial Highlights
Construction and Housing Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$115.78	$88.48	$89.80	$77.53	$58.56
Income from Investment Operations
Net investment income (loss) B,C	.89	.90	.76	.57	.59
Net realized and unrealized gain (loss)	6.60	27.28	(1.42)	17.59	21.82
Total from investment operations	7.49	28.18	(.66)	18.16	22.41
Distributions from net investment income	(.85)	(.88)	(.66)	(.53)	(.61)
Distributions from net realized gain	(3.97)	-	-	(5.36)	(2.83)
Total distributions	(4.82)	(.88)	(.66)	(5.89)	(3.44)
Net asset value, end of period	$118.45	$115.78	$88.48	$89.80	$77.53
Total Return D	6.47%	31.93%	(.70)%	22.95%	41.70%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.77%	.77%	.75%	.78%
Expenses net of fee waivers, if any	.69%	.76%	.76%	.75%	.78%
Expenses net of all reductions	.69%	.76%	.76%	.75%	.77%
Net investment income (loss)	.73%	.93%	.90%	.60%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$782,136	$742,431	$498,697	$713,338	$343,461
Portfolio turnover rate G	36%	27%	20%	70%	93%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Consumer Discretionary Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 2.2%
Consumer Discretionary - 2.2%
Automobile Components - 2.2%
Aptiv PLC	185,790	12,098,645
BRAZIL - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (a)	2,710	5,750,268
CANADA - 2.2%
Consumer Discretionary - 2.2%
Automobile Components - 0.3%
Magna International Inc (United States) (b)	57,720	2,102,740
Hotels, Restaurants & Leisure - 1.1%
Restaurant Brands International Inc	90,100	5,877,752
Specialty Retail - 0.8%
Aritzia Inc Subordinate Voting Shares (a)	93,600	4,311,390
TOTAL CANADA		12,291,882
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	2,123	1,533,995
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	23,893	1,158,333
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
JD Sports Fashion PLC	1,861,200	1,827,543
UNITED STATES - 93.5%
Consumer Discretionary - 92.2%
Automobile Components - 0.4%
LCI Industries	20,170	2,094,049
Automobiles - 14.0%
General Motors Co	164,890	8,101,046
Tesla Inc (a)	234,926	68,828,619
		76,929,665
Broadline Retail - 25.6%
Amazon.com Inc (a)	631,365	134,026,163
Etsy Inc (a)	56,490	2,891,723
Ollie's Bargain Outlet Holdings Inc (a)	33,262	3,442,950
		140,360,836
Hotels, Restaurants & Leisure - 18.4%
Aramark	60,274	2,233,152
Booking Holdings Inc	2,533	12,705,553
Caesars Entertainment Inc (a)	67,868	2,254,575
Carnival Corp (a)	175,340	4,195,886
Chipotle Mexican Grill Inc (a)	149,600	8,073,912
Churchill Downs Inc	34,092	4,039,902
Domino's Pizza Inc	23,054	11,289,774
Hilton Worldwide Holdings Inc	52,881	14,011,350
Marriott International Inc/MD Class A1	40,079	11,240,156
McDonald's Corp	51,335	15,828,121
Penn Entertainment Inc (a)	95,514	2,054,505
Red Rock Resorts Inc Class A	78,480	3,921,646
Royal Caribbean Cruises Ltd	11,980	2,948,278
Starbucks Corp	56,490	6,542,107
		101,338,917
Household Durables - 4.8%
KB Home	47,720	2,910,919
PulteGroup Inc	57,610	5,949,961
Somnigroup International Inc	188,737	12,056,520
TopBuild Corp (a)	18,400	5,637,576
		26,554,976
Specialty Retail - 23.3%
Academy Sports & Outdoors Inc	114,000	5,653,260
Dick's Sporting Goods Inc	55,237	12,433,849
Floor & Decor Holdings Inc Class A (a)	81,927	7,916,606
Gap Inc/The	79,660	1,801,113
Group 1 Automotive Inc (b)	15,010	6,898,296
Home Depot Inc/The	63,921	25,351,069
Lowe's Cos Inc	99,471	24,732,469
O'Reilly Automotive Inc (a)	2,105	2,891,512
Ross Stores Inc	71,990	10,101,637
Sally Beauty Holdings Inc (a)	163,669	1,476,294
TJX Cos Inc/The	120,617	15,048,177
Ulta Beauty Inc (a)	8,580	3,143,369
Wayfair Inc Class A (a)	19,231	760,586
Williams-Sonoma Inc	47,730	9,287,303
		127,495,540
Textiles, Apparel & Luxury Goods - 5.7%
Capri Holdings Ltd (a)	75,900	1,668,282
Deckers Outdoor Corp (a)	42,362	5,903,568
Lululemon Athletica Inc (a)	8,180	2,990,690
NIKE Inc Class B	95,982	7,623,850
PVH Corp	43,888	3,284,578
Skechers USA Inc Class A (a)	22,200	1,353,978
Tapestry Inc	97,478	8,326,571
		31,151,517
TOTAL CONSUMER DISCRETIONARY		505,925,500

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree Inc (a)	26,040	1,897,274
Performance Food Group Co (a)	13,708	1,167,099
		3,064,373
Industrials - 0.7%
Building Products - 0.7%
AZEK Co Inc/The Class A (a)	87,686	4,108,089
TOTAL UNITED STATES		513,097,962
TOTAL COMMON STOCKS (Cost $288,552,841)		547,758,628

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	1,599,907	1,600,227
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	9,041,596	9,042,500
TOTAL MONEY MARKET FUNDS (Cost $10,642,727)			10,642,727

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $299,195,568)	558,401,355
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(8,936,913)
NET ASSETS - 100.0%	549,464,442

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	626,349	96,089,017	95,115,503	105,091	364	-	1,600,227	1,599,907	0.0%
Fidelity Securities Lending Cash Central Fund	12,432,064	153,246,979	156,636,543	8,043	-	-	9,042,500	9,041,596	0.0%
Total	13,058,413	249,335,996	251,752,046	113,134	364	-	10,642,727	10,641,503

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	540,586,166	539,052,171	1,533,995	-
Consumer Staples	3,064,373	3,064,373	-	-
Industrials	4,108,089	4,108,089	-	-

Money Market Funds	10,642,727	10,642,727	-	-
Total Investments in Securities:	558,401,355	556,867,360	1,533,995	-
Consumer Discretionary Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $8,897,350) - See accompanying schedule:
Unaffiliated issuers (cost $288,552,841)	$547,758,628
Fidelity Central Funds (cost $10,642,727)	10,642,727

Total Investment in Securities (cost $299,195,568)		$558,401,355
Receivable for investments sold		2,054,393
Receivable for fund shares sold		1,566,894
Dividends receivable		112,245
Distributions receivable from Fidelity Central Funds		10,767
Prepaid expenses		286
Other receivables		16,595
Total assets		562,162,535
Liabilities
Payable for investments purchased	$2,415,334
Payable for fund shares redeemed	878,404
Accrued management fee	324,162
Other payables and accrued expenses	37,693
Collateral on securities loaned	9,042,500
Total liabilities		12,698,093
Net Assets		$549,464,442
Net Assets consist of:
Paid in capital		$287,369,685
Total accumulated earnings (loss)		262,094,757
Net Assets		$549,464,442
Net Asset Value, offering price and redemption price per share ($549,464,442 ÷ 8,472,441 shares)		$64.85
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$3,519,232
Income from Fidelity Central Funds (including $8,043 from security lending)		113,134
Total income		3,632,366
Expenses
Management fee	$3,472,575
Custodian fees and expenses	15,454
Independent trustees' fees and expenses	2,124
Registration fees	39,590
Audit fees	42,363
Legal	3,193
Interest	5,010
Miscellaneous	10,985
Total expenses before reductions	3,591,294
Expense reductions	(11,040)
Total expenses after reductions		3,580,254
Net Investment income (loss)		52,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	42,045,403
Fidelity Central Funds	364
Foreign currency transactions	1,891
Total net realized gain (loss)		42,047,658
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,683,028
Assets and liabilities in foreign currencies	(1,757)
Total change in net unrealized appreciation (depreciation)		11,681,271
Net gain (loss)		53,728,929
Net increase (decrease) in net assets resulting from operations		$53,781,041
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,112	$244,258
Net realized gain (loss)	42,047,658	15,874,554
Change in net unrealized appreciation (depreciation)	11,681,271	121,150,975
Net increase (decrease) in net assets resulting from operations	53,781,041	137,269,787
Distributions to shareholders	(40,140,114)	(11,238,228)

Share transactions
Proceeds from sales of shares	120,649,856	143,615,966
Reinvestment of distributions	37,307,941	10,508,748
Cost of shares redeemed	(177,457,186)	(149,624,716)

Net increase (decrease) in net assets resulting from share transactions	(19,499,389)	4,499,998
Total increase (decrease) in net assets	(5,858,462)	130,531,557

Net Assets
Beginning of period	555,322,904	424,791,347
End of period	$549,464,442	$555,322,904

Other Information
Shares
Sold	1,790,673	2,643,490
Issued in reinvestment of distributions	544,482	199,520
Redeemed	(2,819,703)	(2,822,396)
Net increase (decrease)	(484,548)	20,614

Financial Highlights
Consumer Discretionary Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$62.00	$47.54	$63.23	$68.01	$45.58
Income from Investment Operations
Net investment income (loss) B,C	.01	.03	.01	(.16)	(.03)
Net realized and unrealized gain (loss)	7.89	15.70	(9.85)	1.92	23.23
Total from investment operations	7.90	15.73	(9.84)	1.76	23.20
Distributions from net investment income	(.05)	(.02)	(.02)	-	-
Distributions from net realized gain	(5.01)	(1.25)	(5.83)	(6.54)	(.77)
Total distributions	(5.05) D	(1.27)	(5.85)	(6.54)	(.77)
Net asset value, end of period	$64.85	$62.00	$47.54	$63.23	$68.01
Total Return E	12.37%	33.59%	(16.87)%	1.88%	50.96%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70%	.75%	.76%	.73%	.76%
Expenses net of fee waivers, if any	.69%	.74%	.76%	.73%	.76%
Expenses net of all reductions	.69%	.74%	.76%	.73%	.75%
Net investment income (loss)	.01%	.05%	.02%	(.22)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$549,464	$555,323	$424,791	$418,675	$583,938
Portfolio turnover rate H	30%	33%	46%	38%	55%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Leisure Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 2.8%
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 2.8%
Restaurant Brands International Inc	306,674	20,006,146
UNITED KINGDOM - 1.4%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
Flutter Entertainment PLC (a)	12,000	3,367,080
Flutter Entertainment PLC (United Kingdom) (a)	24,700	6,767,074

TOTAL UNITED KINGDOM		10,134,154
UNITED STATES - 95.3%
Consumer Discretionary - 94.5%
Diversified Consumer Services - 3.8%
Bright Horizons Family Solutions Inc (a)	33,100	4,291,746
European Wax Center Inc Class A (a)	729,100	4,739,150
KinderCare Learning Cos Inc (a)	92,800	1,805,888
Service Corp International/US	209,100	16,937,100
		27,773,884
Hotels, Restaurants & Leisure - 89.8%
Airbnb Inc Class A (a)	236,600	32,856,642
Aramark (b)	386,800	14,330,940
Booking Holdings Inc	14,241	71,432,998
Brinker International Inc (a)	22,300	3,675,709
Caesars Entertainment Inc (a)	354,749	11,784,762
Carnival Corp (a)	998,000	23,882,140
Chipotle Mexican Grill Inc (a)	584,750	31,558,958
Churchill Downs Inc (b)	106,496	12,619,776
Domino's Pizza Inc	45,242	22,155,460
DoorDash Inc Class A (a)	52,100	10,338,724
DraftKings Inc Class A (a)	497,700	21,829,122
Dutch Bros Inc Class A (a)	144,786	11,461,260
First Watch Restaurant Group Inc (a)(b)	243,300	5,187,156
Hilton Worldwide Holdings Inc	200,232	53,053,471
Las Vegas Sands Corp (b)	366,300	16,377,273
Marriott International Inc/MD Class A1	136,525	38,288,436
McDonald's Corp	326,637	100,711,987
Penn Entertainment Inc (a)(b)	153,700	3,306,087
Planet Fitness Inc Class A (a)	78,144	7,232,227
Red Rock Resorts Inc Class A	237,200	11,852,884
Royal Caribbean Cruises Ltd	141,600	34,847,760
Starbucks Corp	624,056	72,271,925
Travel + Leisure Co	84,300	4,705,626
Wingstop Inc	29,100	6,832,098
Yum! Brands Inc	164,900	25,785,413
		648,378,834
Leisure Products - 0.9%
BRP Inc Subordinate Voting Shares	155,500	6,166,259
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
US Foods Holding Corp (a)	84,300	6,042,624
TOTAL UNITED STATES		688,361,601
TOTAL COMMON STOCKS (Cost $389,976,579)		718,501,901

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	3,961,455	3,962,247
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	22,883,406	22,885,694
TOTAL MONEY MARKET FUNDS (Cost $26,847,941)			26,847,941

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $416,824,520)	745,349,842
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(23,295,107)
NET ASSETS - 100.0%	722,054,735

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,328,603	62,261,920	63,628,358	81,964	82	-	3,962,247	3,961,455	0.0%
Fidelity Securities Lending Cash Central Fund	7,464,044	322,154,963	306,733,313	27,403	-	-	22,885,694	22,883,406	0.1%
Total	12,792,647	384,416,883	370,361,671	109,367	82	-	26,847,941	26,844,861

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	712,459,277	712,459,277	-	-
Consumer Staples	6,042,624	6,042,624	-	-

Money Market Funds	26,847,941	26,847,941	-	-
Total Investments in Securities:	745,349,842	745,349,842	-	-
Leisure Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $22,890,298) - See accompanying schedule:
Unaffiliated issuers (cost $389,976,579)	$718,501,901
Fidelity Central Funds (cost $26,847,941)	26,847,941

Total Investment in Securities (cost $416,824,520)		$745,349,842
Foreign currency held at value (cost $510)		519
Receivable for investments sold		566,836
Receivable for fund shares sold		149,932
Dividends receivable		246,998
Distributions receivable from Fidelity Central Funds		9,868
Prepaid expenses		379
Other receivables		7,692
Total assets		746,332,066
Liabilities
Payable for investments purchased	$633,733
Payable for fund shares redeemed	320,989
Accrued management fee	400,257
Other payables and accrued expenses	36,658
Collateral on securities loaned	22,885,694
Total liabilities		24,277,331
Net Assets		$722,054,735
Net Assets consist of:
Paid in capital		$370,146,460
Total accumulated earnings (loss)		351,908,275
Net Assets		$722,054,735
Net Asset Value, offering price and redemption price per share ($722,054,735 ÷ 33,093,040 shares)		$21.82
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$7,023,591
Income from Fidelity Central Funds (including $27,403 from security lending)		109,367
Total income		7,132,958
Expenses
Management fee	$4,465,003
Custodian fees and expenses	15,942
Independent trustees' fees and expenses	2,736
Registration fees	33,075
Audit fees	42,208
Legal	1,707
Miscellaneous	13,122
Total expenses before reductions	4,573,793
Expense reductions	(13,686)
Total expenses after reductions		4,560,107
Net Investment income (loss)		2,572,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	69,263,494
Fidelity Central Funds	82
Foreign currency transactions	(5,607)
Total net realized gain (loss)		69,257,969
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	59,866,239
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		59,866,225
Net gain (loss)		129,124,194
Net increase (decrease) in net assets resulting from operations		$131,697,045
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,572,851	$3,167,060
Net realized gain (loss)	69,257,969	13,485,965
Change in net unrealized appreciation (depreciation)	59,866,225	113,946,785
Net increase (decrease) in net assets resulting from operations	131,697,045	130,599,810
Distributions to shareholders	(48,883,590)	(10,718,757)

Share transactions
Proceeds from sales of shares	54,789,980	132,223,221
Reinvestment of distributions	44,540,421	9,852,039
Cost of shares redeemed	(136,786,361)	(148,639,749)

Net increase (decrease) in net assets resulting from share transactions	(37,455,960)	(6,564,489)
Total increase (decrease) in net assets	45,357,495	113,316,564

Net Assets
Beginning of period	676,697,240	563,380,676
End of period	$722,054,735	$676,697,240

Other Information
Shares
Sold	2,648,972	7,794,705
Issued in reinvestment of distributions	2,174,219	558,619
Redeemed	(6,893,629)	(8,732,561)
Net increase (decrease)	(2,070,438)	(379,237)

Financial Highlights
Leisure Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.24	$15.85	$16.38	$18.94	$13.89
Income from Investment Operations
Net investment income (loss) B,C	.08	.09	.07	.01	.07
Net realized and unrealized gain (loss)	4.02	3.60	(.12)	1.41	5.40
Total from investment operations	4.10	3.69	(.05)	1.42	5.47
Distributions from net investment income	(.11)	(.07)	(.05)	(.02)	(.08)
Distributions from net realized gain	(1.41)	(.23)	(.42)	(3.96)	(.34)
Total distributions	(1.52)	(.30)	(.48) D	(3.98)	(.42)
Net asset value, end of period	$21.82	$19.24	$15.85	$16.38	$18.94
Total Return E	21.91%	23.47%	(.22)%	7.53%	41.30%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.73%	.74%	.73%	.77%
Expenses net of fee waivers, if any	.69%	.73%	.74%	.73%	.77%
Expenses net of all reductions	.69%	.73%	.74%	.73%	.76%
Net investment income (loss)	.39%	.51%	.45%	.05%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$722,055	$676,697	$563,381	$646,800	$653,709
Portfolio turnover rate H	43%	39%	46%	79%	72%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Retailing Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 2.7%
Consumer Discretionary - 2.7%
Broadline Retail - 2.7%
MercadoLibre Inc (a)	37,600	79,782,312
CANADA - 1.8%
Consumer Discretionary - 1.8%
Broadline Retail - 0.3%
Dollarama Inc	83,100	8,663,538
Specialty Retail - 1.5%
Aritzia Inc Subordinate Voting Shares (a)	957,400	44,099,627
TOTAL CANADA		52,763,165
ITALY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Brunello Cucinelli SpA	78,600	10,191,964
UNITED STATES - 94.6%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Pinterest Inc Class A (a)	1,097,300	40,578,154
Consumer Discretionary - 73.1%
Broadline Retail - 26.8%
Amazon.com Inc (a)	3,502,800	743,574,384
Etsy Inc (a)(b)	629,160	32,206,700
Ollie's Bargain Outlet Holdings Inc (a)(b)	265,507	27,482,630
		803,263,714
Household Durables - 1.3%
SharkNinja Inc (a)(b)	379,100	39,839,619
Specialty Retail - 34.1%
Abercrombie & Fitch Co Class A (a)	66,200	6,817,938
Academy Sports & Outdoors Inc	298,150	14,785,259
Carvana Co Class A (a)	279,800	65,221,380
Dick's Sporting Goods Inc (b)	269,200	60,596,920
Home Depot Inc/The	465,300	184,537,980
Lithia Motors Inc Class A (b)	89,800	30,930,712
Lowe's Cos Inc	745,500	185,361,120
Murphy USA Inc	58,806	27,594,127
O'Reilly Automotive Inc (a)	74,100	101,786,724
RH (a)	102,700	33,076,589
Ross Stores Inc	215,400	30,224,928
TJX Cos Inc/The	1,036,632	129,330,208
Ulta Beauty Inc (a)	207,000	75,836,520
Wayfair Inc Class A (a)	126,481	5,002,324
Williams-Sonoma Inc	369,700	71,936,226
		1,023,038,955
Textiles, Apparel & Luxury Goods - 10.9%
Capri Holdings Ltd (a)	21,542	473,493
Deckers Outdoor Corp (a)	485,400	67,645,344
Lululemon Athletica Inc (a)	229,100	83,761,251
NIKE Inc Class B (b)	1,006,100	79,914,523
PVH Corp (b)	366,300	27,413,892
Tapestry Inc	664,100	56,727,422
VF Corp (b)	435,600	10,859,508
		326,795,433
TOTAL CONSUMER DISCRETIONARY		2,192,937,721

Consumer Staples - 20.1%
Consumer Staples Distribution & Retail - 19.3%
Albertsons Cos Inc	2,285,700	48,091,128
BJ's Wholesale Club Holdings Inc (a)	845,400	85,605,204
Costco Wholesale Corp	164,900	172,915,789
Dollar Tree Inc (a)	489,000	35,628,540
Kroger Co/The	405,500	26,284,510
Target Corp	195,500	24,288,920
Walmart Inc	1,898,700	187,230,807
		580,044,898
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	345,000	24,808,950
TOTAL CONSUMER STAPLES		604,853,848

TOTAL UNITED STATES		2,838,369,723
TOTAL COMMON STOCKS (Cost $1,393,920,215)		2,981,107,164

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	24,197,047	24,201,886
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	87,715,704	87,724,476
TOTAL MONEY MARKET FUNDS (Cost $111,926,362)			111,926,362

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,505,846,577)	3,093,033,526
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(91,204,823)
NET ASSETS - 100.0%	3,001,828,703

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,903,685	482,488,572	464,191,003	621,540	632	-	24,201,886	24,197,047	0.0%
Fidelity Securities Lending Cash Central Fund	51,153,922	906,438,239	869,867,685	38,949	-	-	87,724,476	87,715,704	0.4%
Total	57,057,607	1,388,926,811	1,334,058,688	660,489	632	-	111,926,362	111,912,751

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	40,578,154	40,578,154	-	-
Consumer Discretionary	2,335,675,162	2,335,675,162	-	-
Consumer Staples	604,853,848	604,853,848	-	-

Money Market Funds	111,926,362	111,926,362	-	-
Total Investments in Securities:	3,093,033,526	3,093,033,526	-	-
Retailing Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $85,980,745) - See accompanying schedule:
Unaffiliated issuers (cost $1,393,920,215)	$2,981,107,164
Fidelity Central Funds (cost $111,926,362)	111,926,362

Total Investment in Securities (cost $1,505,846,577)		$3,093,033,526
Foreign currency held at value (cost $75)		75
Receivable for fund shares sold		528,625
Dividends receivable		914,813
Distributions receivable from Fidelity Central Funds		26,385
Prepaid expenses		1,746
Other receivables		33,924
Total assets		3,094,539,094
Liabilities
Payable for investments purchased	$248,544
Payable for fund shares redeemed	3,064,713
Accrued management fee	1,624,998
Other payables and accrued expenses	51,995
Collateral on securities loaned	87,720,141
Total liabilities		92,710,391
Net Assets		$3,001,828,703
Net Assets consist of:
Paid in capital		$1,305,450,595
Total accumulated earnings (loss)		1,696,378,108
Net Assets		$3,001,828,703
Net Asset Value, offering price and redemption price per share ($3,001,828,703 ÷ 144,967,569 shares)		$20.71
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$22,461,969
Income from Fidelity Central Funds (including $38,949 from security lending)		660,489
Total income		23,122,458
Expenses
Management fee	$18,910,134
Custodian fees and expenses	44,973
Independent trustees' fees and expenses	12,341
Registration fees	37,643
Audit fees	45,914
Legal	2,720
Interest	58,608
Miscellaneous	59,459
Total expenses before reductions	19,171,792
Expense reductions	(61,280)
Total expenses after reductions		19,110,512
Net Investment income (loss)		4,011,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	299,970,898
Fidelity Central Funds	632
Foreign currency transactions	(95,214)
Total net realized gain (loss)		299,876,316
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	52,099,310
Assets and liabilities in foreign currencies	(1,043)
Total change in net unrealized appreciation (depreciation)		52,098,267
Net gain (loss)		351,974,583
Net increase (decrease) in net assets resulting from operations		$355,986,529
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,011,946	$7,884,589
Net realized gain (loss)	299,876,316	409,111,819
Change in net unrealized appreciation (depreciation)	52,098,267	396,248,537
Net increase (decrease) in net assets resulting from operations	355,986,529	813,244,945
Distributions to shareholders	(364,880,030)	(201,789,393)

Share transactions
Proceeds from sales of shares	140,208,884	128,364,813
Reinvestment of distributions	338,623,480	187,029,758
Cost of shares redeemed	(546,827,603)	(622,223,066)

Net increase (decrease) in net assets resulting from share transactions	(67,995,239)	(306,828,495)
Total increase (decrease) in net assets	(76,888,740)	304,627,057

Net Assets
Beginning of period	3,078,717,443	2,774,090,386
End of period	$3,001,828,703	$3,078,717,443

Other Information
Shares
Sold	6,835,154	7,015,849
Issued in reinvestment of distributions	16,941,603	10,002,332
Redeemed	(27,034,518)	(34,394,310)
Net increase (decrease)	(3,257,761)	(17,376,129)

Financial Highlights
Retailing Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.77	$16.75	$19.92	$23.50	$15.71
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.05	(.02)	(.01)
Net realized and unrealized gain (loss)	2.45	5.36	(2.76)	.11	9.35
Total from investment operations	2.48	5.41	(2.71)	.09	9.34
Distributions from net investment income	(.03)	(.06)	(.06)	-	-
Distributions from net realized gain	(2.51)	(1.33)	(.41)	(3.67)	(1.55)
Total distributions	(2.54)	(1.39)	(.46) D	(3.67)	(1.55)
Net asset value, end of period	$20.71	$20.77	$16.75	$19.92	$23.50
Total Return E	12.77%	33.23%	(13.86)%	(1.23)%	59.90%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64%	.72%	.72%	.70%	.73%
Expenses net of fee waivers, if any	.64%	.71%	.72%	.70%	.73%
Expenses net of all reductions	.64%	.71%	.72%	.70%	.73%
Net investment income (loss)	.13%	.28%	.31%	(.07)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,001,829	$3,078,717	$2,774,090	$3,704,191	$4,055,939
Portfolio turnover rate H	39%	49%	32%	33%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Communication Services Portfolio. Communication Services Portfolio offers Class A, Class M, Class C, Communication Services, Class I and Class Z shares. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class of Communication Services Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends and foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Communication Services Portfolio, investment income, realized and unrealized capital gains and losses, common expenses, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to Short-term capital gain dividends, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Automotive Portfolio	43,075,003	31,356,702	(1,770,056)	29,586,646
Communication Services Portfolio	1,123,887,295	778,062,323	(39,512,239)	738,550,084
Construction and Housing Portfolio	470,333,239	331,483,556	(17,245,061)	314,238,495
Consumer Discretionary Portfolio	300,499,029	273,730,700	(15,828,374)	257,902,326
Leisure Portfolio	419,385,819	333,306,507	(7,342,484)	325,964,023
Retailing Portfolio	1,506,242,725	1,634,036,917	(47,246,116)	1,586,790,801

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Automotive Portfolio	-	-	(160,289)	29,583,672
Communication Services Portfolio	8,762,023	15,496,646	-	738,550,084
Construction and Housing Portfolio	-	5,112,319	-	314,238,495
Consumer Discretionary Portfolio	-	4,539,845	-	257,896,925
Leisure Portfolio	3,225,573	22,718,832	-	325,963,869
Retailing Portfolio	-	110,416,800	-	1,586,788,798

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Automotive Portfolio	(160,289)	-	(160,289)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025 to February 28, 2025. Loss deferrals were as follows:

Ordinary losses ($)
Consumer Discretionary Portfolio	(342,012)
Retailing Portfolio	(827,491)

The tax character of distributions paid was as follows:

February 28, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Automotive Portfolio	600,778	-	600,778
Communication Services Portfolio	2,271,064	78,065,632	80,336,696
Construction and Housing Portfolio	5,876,761	27,230,003	33,106,764
Consumer Discretionary Portfolio	359,944	39,780,170	40,140,114
Leisure Portfolio	6,037,382	42,846,208	48,883,590
Retailing Portfolio	39,266,164	325,613,866	364,880,030

February 29, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Automotive Portfolio	934,081	-	934,081
Construction and Housing Portfolio	5,426,559	-	5,426,559
Consumer Discretionary Portfolio	211,744	11,026,484	11,238,228
Leisure Portfolio	4,551,371	6,167,386	10,718,757
Retailing Portfolio	20,242,345	181,547,048	201,789,393

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, Communication Services Portfolio had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	45,952,332	74,205,359
Communication Services Portfolio	1,374,457,262	1,346,801,483
Construction and Housing Portfolio	295,074,633	290,259,395
Consumer Discretionary Portfolio	156,290,980	214,286,530
Leisure Portfolio	288,497,641	370,441,174
Retailing Portfolio	1,167,751,667	1,556,457,237

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Communication Services Portfolio	363,454	17,676,083	29,268,956
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Automotive Portfolio	.72
Communication Services Portfolio
Class A	.72
Class M	.72
Class C	.71
Communication Services	.71
Class I	.69
Class Z	.56
Construction and Housing Portfolio	.70
Consumer Discretionary Portfolio	.68
Leisure Portfolio	.68
Retailing Portfolio	.68

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Automotive Portfolio	.67
Communication Services Portfolio
Class A	.69
Class M	.69
Class C	.69
Communication Services	.65
Class I	.69
Class Z	.56
Construction and Housing Portfolio	.67
Consumer Discretionary Portfolio	.67
Leisure Portfolio	.67
Retailing Portfolio	.63

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Communication Services Portfolio has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Communication Services Portfolio
Class A	- %	.25%	167,680	-
Class M	.25%	.25%	56,246	-
Class C	.75%	.25%	132,501	21,450
			356,427	21,450

Sales Load. For Communication Services Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Communication Services Portfolio
Class A	36,628
Class M	2,845
Class C A	69
39,542

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Automotive Portfolio	1,833
Communication Services Portfolio	37,495
Construction and Housing Portfolio	2,916
Consumer Discretionary Portfolio	2,329
Leisure Portfolio	4,871
Retailing Portfolio	14,803

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Communication Services Portfolio	Borrower	11,964,105	5.11%	64,550
Consumer Discretionary Portfolio	Borrower	6,476,600	5.57%	5,010
Retailing Portfolio	Borrower	7,833,039	5.20%	57,666

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Automotive Portfolio	1,470,184	866,443	166,786
Communication Services Portfolio	75,843,411	125,243,614	(4,209,723)
Construction and Housing Portfolio	14,574,924	22,943,437	3,659,898
Consumer Discretionary Portfolio	17,953,603	13,890,732	5,475,369
Leisure Portfolio	9,842,137	16,407,044	3,378,450
Retailing Portfolio	48,668,800	97,017,070	13,476,063
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Automotive Portfolio	130
Communication Services Portfolio	2,372
Construction and Housing Portfolio	1,196
Consumer Discretionary Portfolio	779
Leisure Portfolio	1,003
Retailing Portfolio	4,512
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Automotive Portfolio	6,700	-	-
Communication Services Portfolio	3,965	67	-
Construction and Housing Portfolio	705	152	-
Consumer Discretionary Portfolio	869	-	-
Leisure Portfolio	2,902	55	-
Retailing Portfolio	4,149	1	-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Communication Services Portfolio	4,211,000	5.83%	682
Retailing Portfolio	1,286,600	5.27%	942
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Automotive Portfolio	1,990
Construction and Housing Portfolio	14,399
Consumer Discretionary Portfolio	11,040
Leisure Portfolio	13,686
Retailing Portfolio	61,280

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount ($)
Communication Services Portfolio	30,331
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2025	Year ended February 29, 2024
Communication Services Portfolio
Distributions to shareholders
Class A	$3,150,958	$ -
Class M	541,053	-
Class C	648,624	-
Communication Services	69,610,345	-
Class I	2,964,835	-
Class Z	3,420,881	-
Total	$80,336,696	$ -

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2025	Year ended February 29, 2024	Year ended February 28, 2025	Year ended February 29, 2024
Communication Services Portfolio
Class A
Shares sold	207,533	317,300	$21,790,772	$24,925,001
Reinvestment of distributions	30,153	-	3,132,587	-
Shares redeemed	(143,809)	(112,735)	(14,995,550)	(8,858,369)
Net increase (decrease)	93,877	204,565	$9,927,809	$16,066,632
Class M
Shares sold	27,121	80,572	$2,873,861	$6,303,994
Reinvestment of distributions	5,264	-	540,037	-
Shares redeemed	(15,748)	(33,170)	(1,572,190)	(2,739,823)
Net increase (decrease)	16,637	47,402	$1,841,708	$3,564,171
Class C
Shares sold	20,456	48,612	$2,062,938	$3,667,088
Reinvestment of distributions	6,202	-	613,388	-
Shares redeemed	(54,693)	(28,772)	(5,539,794)	(2,122,323)
Net increase (decrease)	(28,035)	19,840	$(2,863,468)	$1,544,765
Communication Services
Shares sold	3,214,127	6,986,402	$353,910,963	$562,879,038
Reinvestment of distributions	615,226	-	64,579,378	-
Shares redeemed	(4,241,618)	(4,078,788)	(440,760,332)	(326,562,337)
Net increase (decrease)	(412,265)	2,907,614	$(22,269,991)	$236,316,701
Class I
Shares sold	377,260	398,197	$39,866,641	$31,583,310
Reinvestment of distributions	27,781	-	2,949,739	-
Shares redeemed	(207,156)	(133,425)	(22,152,951)	(10,868,462)
Net increase (decrease)	197,885	264,772	$20,663,429	$20,714,848
Class Z
Shares sold	856,966	357,479	$89,675,414	$29,101,658
Reinvestment of distributions	7,877	-	847,405	-
Shares redeemed	(300,163)	(53,367)	(33,073,057)	(4,420,736)
Net increase (decrease)	564,680	304,112	$57,449,762	$24,680,922
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (six of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Communication Services Portfolio	$53,368,111
Construction and Housing Portfolio	$28,599,524
Consumer Discretionary Portfolio	$42,794,708
Leisure Portfolio	$58,260,217
Retailing Portfolio	$299,567,556

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2024	December 2024
Automotive Portfolio	-	63%
Communication Services Portfolio
Communication Services Portfolio	-	100%
Class I	-	100%
Class Z	-	100%
Construction and Housing Portfolio	-	100%
Consumer Discretionary Portfolio	-	100%
Leisure Portfolio	100%	100%
Retailing Portfolio	6%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2024	December 2024
Automotive Portfolio	-	100%
Communication Services Portfolio
Communication Services Portfolio	-	100%
Class I	-	100%
Class Z	-	100%
Construction and Housing Portfolio	-	100%
Consumer Discretionary Portfolio	-	100%
Leisure Portfolio	100%	100%
Retailing Portfolio	5.28%	100%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:
	April 2024	December 2024
Communication Services Portfolio
Communication Services Portfolio	-	100%
Class I	-	100%
Class Z	-	100%
Leisure Portfolio	-	100%
Retailing Portfolio	100%	-

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813633.120
SELCON-ANN-0425
Fidelity® Environment and Alternative Energy Fund
Fidelity® Natural Resources Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Environment and Alternative Energy Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	23,510	1,530,971
CANADA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States) (a)	56,050	2,468,442
CHINA - 3.8%
Industrials - 0.6%
Electrical Equipment - 0.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	63,500	2,316,307
Sungrow Power Supply Co Ltd A Shares (China)	83,380	814,808
		3,131,115
Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 3.2%
NXP Semiconductors NV	78,830	16,994,960
TOTAL CHINA		20,126,075
GERMANY - 1.8%
Industrials - 1.3%
Electrical Equipment - 1.3%
Siemens Energy AG (b)	119,580	6,876,633
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
RWE AG	83,410	2,623,449
TOTAL GERMANY		9,500,082
JAPAN - 0.6%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (b)	117,400	2,618,020
Utilities - 0.1%
Electric Utilities - 0.1%
Kansai Electric Power Co Inc/The	63,270	732,137
TOTAL JAPAN		3,350,157
UNITED STATES - 93.0%
Consumer Discretionary - 8.1%
Automobiles - 6.8%
Rivian Automotive Inc Class A (a)(b)	150,790	1,785,354
Tesla Inc (b)	116,880	34,243,502
		36,028,856
Household Durables - 1.3%
KB Home	30,360	1,851,960
TopBuild Corp (b)	16,270	4,984,965
		6,836,925
TOTAL CONSUMER DISCRETIONARY		42,865,781

Energy - 2.4%
Energy Equipment & Services - 1.3%
Baker Hughes Co Class A	151,190	6,741,562
Oil, Gas & Consumable Fuels - 1.1%
Centrus Energy Corp Class A (a)(b)	15,930	1,445,329
Eqt Corp	95,390	4,594,936
		6,040,265
TOTAL ENERGY		12,781,827

Health Care - 0.8%
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	11,440	1,463,404
Danaher Corp	13,610	2,827,614
		4,291,018
Industrials - 32.7%
Aerospace & Defense - 1.7%
GE Aerospace	25,640	5,306,967
Woodward Inc	18,030	3,407,580
		8,714,547
Building Products - 7.4%
Advanced Drainage Systems Inc	29,700	3,308,283
AZEK Co Inc/The Class A (b)	94,240	4,415,144
Builders FirstSource Inc (b)	31,640	4,397,644
Fortune Brands Innovations Inc	59,580	3,856,018
Johnson Controls International plc	94,710	8,112,859
Trane Technologies PLC	41,500	14,678,550
		38,768,498
Commercial Services & Supplies - 5.1%
Clean Harbors Inc (b)	18,190	3,884,475
Republic Services Inc	81,870	19,404,827
Tetra Tech Inc	113,000	3,298,470
Veralto Corp	2,926	291,898
		26,879,670
Construction & Engineering - 1.6%
AECOM	45,380	4,540,269
Quanta Services Inc	15,180	3,941,183
		8,481,452
Electrical Equipment - 6.0%
Acuity Brands Inc	13,370	3,972,628
Eaton Corp PLC	64,440	18,901,541
GE Vernova Inc	11,010	3,690,332
NEXTracker Inc Class A (b)	78,350	3,448,967
Vertiv Holdings Co Class A	14,580	1,387,578
		31,401,046
Ground Transportation - 3.0%
Norfolk Southern Corp	50,710	12,461,983
Union Pacific Corp	14,210	3,505,464
		15,967,447
Machinery - 5.8%
Cummins Inc	32,702	12,040,223
Deere & Co	9,970	4,793,476
Parker-Hannifin Corp	9,000	6,016,590
Westinghouse Air Brake Technologies Corp	40,100	7,432,936
		30,283,225
Professional Services - 1.1%
KBR Inc	117,040	5,738,471
Trading Companies & Distributors - 1.0%
Core & Main Inc Class A (b)	103,000	5,254,030
TOTAL INDUSTRIALS		171,488,386

Information Technology - 28.4%
Communications Equipment - 3.1%
Arista Networks Inc	172,960	16,093,928
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (b)	46,240	3,476,786
IT Services - 8.0%
Amdocs Ltd	58,750	5,125,938
IBM Corporation	146,960	37,098,582
		42,224,520
Semiconductors & Semiconductor Equipment - 5.4%
Aehr Test Systems (a)(b)	66,850	644,433
Analog Devices Inc	52,100	11,986,126
Enphase Energy Inc (b)	39,960	2,290,907
First Solar Inc (b)	40,720	5,545,250
ON Semiconductor Corp (b)	86,560	4,072,648
Universal Display Corp	24,480	3,760,618
		28,299,982
Software - 11.3%
Microsoft Corp	149,140	59,207,089
TOTAL INFORMATION TECHNOLOGY		149,302,305

Materials - 12.0%
Chemicals - 8.6%
Aspen Aerogels Inc (a)(b)	165,022	1,255,817
Axalta Coating Systems Ltd (b)	115,780	4,192,394
Linde PLC	79,940	37,335,977
PureCycle Technologies Inc (a)(b)	225,910	2,326,873
		45,111,061
Containers & Packaging - 1.3%
Ball Corp	138,420	7,293,350
Metals & Mining - 2.1%
ATI Inc (b)	57,380	3,337,221
Carpenter Technology Corp	24,990	5,174,679
Commercial Metals Co	49,170	2,381,795
		10,893,695
TOTAL MATERIALS		63,298,106

Real Estate - 4.3%
Industrial REITs - 4.3%
Prologis Inc	182,310	22,591,855
Utilities - 4.3%
Electric Utilities - 3.0%
PG&E Corp	470,220	7,683,395
Southern Co/The	89,920	8,073,917
		15,757,312
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	251,580	2,915,811
Vistra Corp	27,610	3,690,353
		6,606,164
TOTAL UTILITIES		22,363,476

TOTAL UNITED STATES		488,982,754
TOTAL COMMON STOCKS (Cost $393,783,663)		525,958,481

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(c)(d) (Cost $295,699)	14,200	57,936

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $9,525,875)	4.35	9,524,923	9,525,875

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $403,605,237)	535,542,292
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(9,372,827)
NET ASSETS - 100.0%	526,169,465

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,936 or 0.0% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	144,254	90,512,072	90,656,073	101,399	(253)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	8,819,875	109,277,967	108,571,967	178,140	-	-	9,525,875	9,524,923	0.0%
Total	8,964,129	199,790,039	199,228,040	279,539	(253)	-	9,525,875	9,524,923

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	44,396,752	44,396,752	-	-
Energy	15,250,269	15,250,269	-	-
Health Care	4,291,018	4,291,018	-	-
Industrials	181,496,134	171,488,386	10,007,748	-
Information Technology	168,915,285	168,915,285	-	-
Materials	63,298,106	63,298,106	-	-
Real Estate	22,591,855	22,591,855	-	-
Utilities	25,719,062	24,986,925	732,137	-

Convertible Preferred Stocks
Information Technology	57,936	-	-	57,936

Money Market Funds	9,525,875	9,525,875	-	-
Total Investments in Securities:	535,542,292	524,744,471	10,739,885	57,936
Fidelity® Environment and Alternative Energy Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $9,555,737) - See accompanying schedule:
Unaffiliated issuers (cost $394,079,362)	$526,016,417
Fidelity Central Funds (cost $9,525,875)	9,525,875

Total Investment in Securities (cost $403,605,237)		$535,542,292
Foreign currency held at value (cost $5,511)		5,247
Receivable for investments sold		511,754
Receivable for fund shares sold		274,193
Dividends receivable		685,396
Distributions receivable from Fidelity Central Funds		7,199
Prepaid expenses		324
Other receivables		6,075
Total assets		537,032,480
Liabilities
Payable to custodian bank	$428,678
Payable for fund shares redeemed	559,655
Accrued management fee	309,060
Other payables and accrued expenses	39,747
Collateral on securities loaned	9,525,875
Total liabilities		10,863,015
Net Assets		$526,169,465
Net Assets consist of:
Paid in capital		$441,865,943
Total accumulated earnings (loss)		84,303,522
Net Assets		$526,169,465
Net Asset Value, offering price and redemption price per share ($526,169,465 ÷ 13,810,463 shares)		$38.10
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$5,892,244
Income from Fidelity Central Funds (including $178,140 from security lending)		279,539
Total income		6,171,783
Expenses
Management fee	$3,699,979
Custodian fees and expenses	14,575
Independent trustees' fees and expenses	2,259
Registration fees	33,657
Audit fees	55,612
Legal	1,216
Miscellaneous	17,953
Total expenses before reductions	3,825,251
Expense reductions	(10,568)
Total expenses after reductions		3,814,683
Net Investment income (loss)		2,357,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	69,100,656
Fidelity Central Funds	(253)
Foreign currency transactions	(23,953)
Total net realized gain (loss)		69,076,450
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(14,777,626)
Assets and liabilities in foreign currencies	(2,503)
Total change in net unrealized appreciation (depreciation)		(14,780,129)
Net gain (loss)		54,296,321
Net increase (decrease) in net assets resulting from operations		$56,653,421
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,357,100	$2,913,215
Net realized gain (loss)	69,076,450	12,126,714
Change in net unrealized appreciation (depreciation)	(14,780,129)	91,351,520
Net increase (decrease) in net assets resulting from operations	56,653,421	106,391,449
Distributions to shareholders	(2,333,020)	(2,019,768)

Share transactions
Proceeds from sales of shares	85,651,263	82,337,401
Reinvestment of distributions	2,146,552	1,855,046
Cost of shares redeemed	(139,725,302)	(137,391,407)

Net increase (decrease) in net assets resulting from share transactions	(51,927,487)	(53,198,960)
Total increase (decrease) in net assets	2,392,914	51,172,721

Net Assets
Beginning of period	523,776,551	472,603,830
End of period	$526,169,465	$523,776,551

Other Information
Shares
Sold	2,263,654	2,685,092
Issued in reinvestment of distributions	53,197	56,695
Redeemed	(3,702,431)	(4,514,624)
Net increase (decrease)	(1,385,580)	(1,772,837)

Financial Highlights
Fidelity® Environment and Alternative Energy Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$34.47	$27.85	$30.97	$30.16	$23.80
Income from Investment Operations
Net investment income (loss) B,C	.16	.18	.15	.11	.24
Net realized and unrealized gain (loss)	3.63	6.57	(3.09)	3.46	8.02
Total from investment operations	3.79	6.75	(2.94)	3.57	8.26
Distributions from net investment income	(.16)	(.13)	(.18)	(.10)	(.26)
Distributions from net realized gain	-	-	-	(2.66)	(1.64)
Total distributions	(.16)	(.13)	(.18)	(2.76)	(1.90)
Net asset value, end of period	$38.10	$34.47	$27.85	$30.97	$30.16
Total Return D	10.98%	24.26%	(9.46)%	11.02%	38.97%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.81%	.79%	.79%	.85%
Expenses net of fee waivers, if any	.69%	.80%	.79%	.79%	.85%
Expenses net of all reductions	.69%	.80%	.79%	.79%	.85%
Net investment income (loss)	.43%	.60%	.52%	.33%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$526,169	$523,777	$472,604	$755,742	$373,982
Portfolio turnover rate G	38%	35%	34%	89%	28%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Natural Resources Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 2.6%
Materials - 2.6%
Metals & Mining - 2.6%
Wheaton Precious Metals Corp (United States) (a)	218,550	15,062,466
CANADA - 34.8%
Energy - 25.2%
Oil, Gas & Consumable Fuels - 25.2%
Africa Oil Corp	8,321,600	11,043,699
Athabasca Oil Corp (b)	5,580,066	18,359,160
Cameco Corp (United States) (a)	152,200	6,702,888
Cenovus Energy Inc (United States)	438,600	6,070,224
Imperial Oil Ltd	860,400	58,335,329
MEG Energy Corp	1,746,639	27,188,049
South Bow Corp	445,613	11,858,373
South Bow Corp (United States)	181,520	4,833,877
		144,391,599
Materials - 9.6%
Metals & Mining - 9.6%
Agnico Eagle Mines Ltd/CA (United States) (a)	218,500	21,037,180
Alamos Gold Inc Class A (United States)	369,400	8,444,484
Altius Minerals Corp	180,900	3,017,188
Franco-Nevada Corp	57,800	8,250,408
Metalla Royalty & Streaming Ltd (a)(b)	470,500	1,294,342
Orla Mining Ltd (United States) (a)(b)	257,500	1,805,075
Teck Resources Ltd Class B (United States)	269,000	10,848,770
		54,697,447
TOTAL CANADA		199,089,046
CONGO DEMOCRATIC REPUBLIC OF - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Ivanhoe Mine Ltd Class A (a)(b)	645,700	6,127,846
NORWAY - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TGS ASA	328,322	3,151,084
PORTUGAL - 4.2%
Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Galp Energia SGPS SA	1,449,000	23,894,668
UNITED STATES - 53.1%
Energy - 44.8%
Energy Equipment & Services - 0.9%
Kodiak Gas Services Inc	68,396	2,941,028
Weatherford International PLC	33,264	2,059,374
		5,000,402
Oil, Gas & Consumable Fuels - 43.9%
ConocoPhillips	26,200	2,597,730
Energy Transfer LP	150,200	2,897,358
Expand Energy Corp	151,883	15,018,191
Exxon Mobil Corp	1,093,659	121,757,057
Marathon Petroleum Corp	55,700	8,365,026
Shell PLC ADR	907,000	61,186,220
Targa Resources Corp	68,100	13,737,132
Valero Energy Corp	192,000	25,100,160
		250,658,874
TOTAL ENERGY		255,659,276

Materials - 8.3%
Construction Materials - 1.0%
Martin Marietta Materials Inc	12,400	5,990,936
Containers & Packaging - 6.8%
AptarGroup Inc	105,100	15,423,425
Avery Dennison Corp	29,700	5,582,709
Crown Holdings Inc	53,200	4,768,316
International Paper Co	230,900	13,011,215
		38,785,665
Metals & Mining - 0.5%
Hecla Mining Co	572,800	2,938,464
TOTAL MATERIALS		47,715,065

TOTAL UNITED STATES		303,374,341
ZAMBIA - 2.5%
Materials - 2.5%
Metals & Mining - 2.5%
First Quantum Minerals Ltd (b)	1,135,700	14,090,766
TOTAL COMMON STOCKS (Cost $430,933,154)		564,790,217

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	2,608,116	2,608,638
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	19,091,931	19,093,840
TOTAL MONEY MARKET FUNDS (Cost $21,702,477)			21,702,478

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $452,635,631)	586,492,695
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(14,637,236)
NET ASSETS - 100.0%	571,855,459

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,576,529	149,112,248	154,080,414	176,814	275	-	2,608,638	2,608,116	0.0%
Fidelity Securities Lending Cash Central Fund	23,963,865	328,010,024	332,880,050	64,180	-	1	19,093,840	19,091,931	0.1%
Total	31,540,394	477,122,272	486,960,464	240,994	275	1	21,702,478	21,700,047

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	427,096,627	403,201,959	23,894,668	-
Materials	137,693,590	137,693,590	-	-

Money Market Funds	21,702,478	21,702,478	-	-
Total Investments in Securities:	586,492,695	562,598,027	23,894,668	-
Fidelity® Natural Resources Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $18,658,779) - See accompanying schedule:
Unaffiliated issuers (cost $430,933,154)	$564,790,217
Fidelity Central Funds (cost $21,702,477)	21,702,478

Total Investment in Securities (cost $452,635,631)		$586,492,695
Foreign currency held at value (cost $1)		6
Receivable for fund shares sold		4,172,977
Dividends receivable		2,258,127
Distributions receivable from Fidelity Central Funds		7,236
Prepaid expenses		388
Other receivables		124,060
Total assets		593,055,489
Liabilities
Payable for investments purchased	$801,922
Payable for fund shares redeemed	830,438
Accrued management fee	321,495
Other payables and accrued expenses	152,335
Collateral on securities loaned	19,093,840
Total liabilities		21,200,030
Net Assets		$571,855,459
Net Assets consist of:
Paid in capital		$583,304,706
Total accumulated earnings (loss)		(11,449,247)
Net Assets		$571,855,459
Net Asset Value, offering price and redemption price per share ($571,855,459 ÷ 13,295,070 shares)		$43.01
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$14,577,904
Income from Fidelity Central Funds (including $64,180 from security lending)		240,994
Total income		14,818,898
Expenses
Management fee	$4,220,751
Custodian fees and expenses	30,370
Independent trustees' fees and expenses	2,620
Registration fees	48,032
Audit fees	48,721
Legal	2,304
Miscellaneous	19,323
Total expenses before reductions	4,372,121
Expense reductions	(11,985)
Total expenses after reductions		4,360,136
Net Investment income (loss)		10,458,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	69,366,102
Fidelity Central Funds	275
Foreign currency transactions	(17,218)
Total net realized gain (loss)		69,349,159
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(55,891,883)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	60
Total change in net unrealized appreciation (depreciation)		(55,891,822)
Net gain (loss)		13,457,337
Net increase (decrease) in net assets resulting from operations		$23,916,099
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,458,762	$10,597,230
Net realized gain (loss)	69,349,159	57,563,145
Change in net unrealized appreciation (depreciation)	(55,891,822)	(41,700,396)
Net increase (decrease) in net assets resulting from operations	23,916,099	26,459,979
Distributions to shareholders	(8,429,039)	(10,079,753)

Share transactions
Proceeds from sales of shares	167,698,224	175,332,712
Reinvestment of distributions	7,807,079	9,365,908
Cost of shares redeemed	(207,379,374)	(425,265,456)

Net increase (decrease) in net assets resulting from share transactions	(31,874,071)	(240,566,836)
Total increase (decrease) in net assets	(16,387,011)	(224,186,610)

Net Assets
Beginning of period	588,242,470	812,429,080
End of period	$571,855,459	$588,242,470

Other Information
Shares
Sold	3,658,826	4,251,604
Issued in reinvestment of distributions	188,122	228,353
Redeemed	(4,578,208)	(10,775,156)
Net increase (decrease)	(731,260)	(6,295,199)

Financial Highlights
Fidelity® Natural Resources Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.94	$39.98	$34.22	$23.21	$20.59
Income from Investment Operations
Net investment income (loss) B,C	.76	.65	.83	.51	.30
Net realized and unrealized gain (loss)	.94	1.96	5.87	10.91	2.69
Total from investment operations	1.70	2.61	6.70	11.42	2.99
Distributions from net investment income	(.63)	(.65)	(.94)	(.41)	(.37)
Total distributions	(.63)	(.65)	(.94)	(.41)	(.37)
Net asset value, end of period	$43.01	$41.94	$39.98	$34.22	$23.21
Total Return D	4.11%	6.57%	19.78%	49.71%	14.76%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.77%	.77%	.82%	.89%
Expenses net of fee waivers, if any	.69%	.76%	.77%	.81%	.89%
Expenses net of all reductions	.69%	.76%	.77%	.81%	.88%
Net investment income (loss)	1.66%	1.60%	2.21%	1.84%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$571,855	$588,242	$812,429	$598,034	$292,887
Portfolio turnover rate G	68%	50%	74%	98%	90%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Fidelity Natural Resources Fund may also invest in certain precious metals.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Natural Resources Fund	112,403

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Environment and Alternative Energy Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Environment and Alternative Energy Fund	403,776,880	157,602,157	(25,836,745)	131,765,412
Fidelity Natural Resources Fund	453,710,242	147,067,479	(14,285,026)	132,782,453

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Environment and Alternative Energy Fund	-	(47,456,020)	131,759,542
Fidelity Natural Resources Fund	894,103	(144,923,534)	132,661,654

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Environment and Alternative Energy Fund	(47,456,020)	-	(47,456,020)
Fidelity Natural Resources Fund	(109,289,404)	(35,634,130)	(144,923,534)

The tax character of distributions paid was as follows:

February 28, 2025
	Ordinary Income ($)	Total ($)
Fidelity Environment and Alternative Energy Fund	2,333,020	2,333,020
Fidelity Natural Resources Fund	8,429,039	8,429,039

February 29, 2024
	Ordinary Income ($)	Total ($)
Fidelity Environment and Alternative Energy Fund	2,019,768	2,019,768
Fidelity Natural Resources Fund	10,079,753	10,079,753

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environment and Alternative Energy Fund	206,888,013	256,363,607
Fidelity Natural Resources Fund	424,526,705	457,941,545
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Environment and Alternative Energy Fund	.72
Fidelity Natural Resources Fund	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Environment and Alternative Energy Fund	.67
Fidelity Natural Resources Fund	.67

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Environment and Alternative Energy Fund	4,633
Fidelity Natural Resources Fund	15,182

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Environment and Alternative Energy Fund	6,214,146	11,714,800	3,798,124
Fidelity Natural Resources Fund	8,643,258	23,206,606	4,067,673
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Environment and Alternative Energy Fund	820
Fidelity Natural Resources Fund	956
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Environment and Alternative Energy Fund	18,675	3,562	46,350
Fidelity Natural Resources Fund	6,881	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Fidelity Environment and Alternative Energy Fund	10,568
Fidelity Natural Resources Fund	11,985
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund (two of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Environment and Alternative Energy Fund
April 2024	100%
December 2024	100%
Fidelity Natural Resources Fund
December 2024	75%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Environment and Alternative Energy Fund
April 2024	100%
December 2024	100%
Fidelity Natural Resources Fund
December 2024	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Natural Resources Fund	$118,182

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901475.103
EAE-NRF-ANN-0425
Fidelity® Select Portfolios®
Materials Sector

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Chemicals Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
ARGENTINA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arcadium Lithium PLC (a)	480	2,803
GERMANY - 2.2%
Materials - 2.2%
Chemicals - 2.2%
Orion SA	805,326	11,258,457
UNITED STATES - 94.1%
Materials - 94.1%
Chemicals - 94.1%
Air Products and Chemicals Inc	144,511	45,687,153
Albemarle Corp (b)	116,100	8,943,183
Axalta Coating Systems Ltd (a)	693,300	25,104,393
Cabot Corp	152,200	13,089,200
Celanese Corp	19,300	983,142
CF Industries Holdings Inc	120,917	9,796,695
Chemours Co/The (b)	1,007,759	15,065,997
Corteva Inc	378,093	23,812,297
DuPont de Nemours Inc	290,994	23,794,579
Ecolab Inc	92,500	24,883,425
Element Solutions Inc	959,243	25,045,835
FMC Corp	39,400	1,453,860
International Flavors & Fragrances Inc	112,316	9,188,572
Koppers Holdings Inc (b)	67,900	1,976,569
Linde PLC	272,016	127,045,074
LyondellBasell Industries NV Class A1	178,500	13,714,155
Olin Corp	273,000	6,931,470
PPG Industries Inc	106,400	12,046,608
Quaker Chemical Corp	16,600	2,307,732
Sherwin-Williams Co/The	185,899	67,345,631
Tronox Holdings PLC	816,869	6,338,903
Westlake Corp	140,456	15,773,209

TOTAL UNITED STATES		480,327,682
TOTAL COMMON STOCKS (Cost $301,632,792)		491,588,942

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	11,222,574	11,224,819
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	10,397,935	10,398,975
TOTAL MONEY MARKET FUNDS (Cost $21,623,794)			21,623,794

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $323,256,586)	513,212,736
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,343,530)
NET ASSETS - 100.0%	510,869,206

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,115,801	88,894,113	81,785,051	125,526	(44)	-	11,224,819	11,222,574	0.0%
Fidelity Securities Lending Cash Central Fund	49,130,675	146,064,834	184,796,534	19,047	-	-	10,398,975	10,397,935	0.0%
Total	53,246,476	234,958,947	266,581,585	144,573	(44)	-	21,623,794	21,620,509

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Materials	491,588,942	491,588,942	-	-

Money Market Funds	21,623,794	21,623,794	-	-
Total Investments in Securities:	513,212,736	513,212,736	-	-
Chemicals Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $9,884,142) - See accompanying schedule:
Unaffiliated issuers (cost $301,632,792)	$491,588,942
Fidelity Central Funds (cost $21,623,794)	21,623,794

Total Investment in Securities (cost $323,256,586)		$513,212,736
Receivable for investments sold		8,169,897
Receivable for fund shares sold		42,358
Dividends receivable		390,963
Reclaims receivable		319,074
Distributions receivable from Fidelity Central Funds		14,572
Prepaid expenses		358
Other receivables		193,432
Total assets		522,343,390
Liabilities
Payable for fund shares redeemed	$556,095
Accrued management fee	288,640
Other payables and accrued expenses	230,474
Collateral on securities loaned	10,398,975
Total liabilities		11,474,184
Net Assets		$510,869,206
Net Assets consist of:
Paid in capital		$318,466,030
Total accumulated earnings (loss)		192,403,176
Net Assets		$510,869,206
Net Asset Value, offering price and redemption price per share ($510,869,206 ÷ 36,750,078 shares)		$13.90
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$9,317,693
Income from Fidelity Central Funds (including $19,047 from security lending)		144,573
Total income		9,462,266
Expenses
Management fee	$3,954,198
Custodian fees and expenses	5,863
Independent trustees' fees and expenses	2,505
Registration fees	21,820
Audit fees	54,626
Legal	485
Miscellaneous	16,946
Total expenses before reductions	4,056,443
Expense reductions	(12,575)
Total expenses after reductions		4,043,868
Net Investment income (loss)		5,418,398
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,194,918
Fidelity Central Funds	(44)
Total net realized gain (loss)		12,194,874
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(27,784,923)
Assets and liabilities in foreign currencies	(13,365)
Total change in net unrealized appreciation (depreciation)		(27,798,288)
Net gain (loss)		(15,603,414)
Net increase (decrease) in net assets resulting from operations		$(10,185,016)
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,418,398	$7,036,674
Net realized gain (loss)	12,194,874	60,376,339
Change in net unrealized appreciation (depreciation)	(27,798,288)	(34,221,599)
Net increase (decrease) in net assets resulting from operations	(10,185,016)	33,191,414
Distributions to shareholders	(43,645,546)	(39,559,398)

Share transactions
Proceeds from sales of shares	15,858,597	16,937,515
Reinvestment of distributions	40,778,468	36,948,117
Cost of shares redeemed	(113,119,085)	(104,444,954)

Net increase (decrease) in net assets resulting from share transactions	(56,482,020)	(50,559,322)
Total increase (decrease) in net assets	(110,312,582)	(56,927,306)

Net Assets
Beginning of period	621,181,788	678,109,094
End of period	$510,869,206	$621,181,788

Other Information
Shares
Sold	1,058,649	1,129,005
Issued in reinvestment of distributions	2,823,509	2,420,166
Redeemed	(7,644,670)	(6,985,170)
Net increase (decrease)	(3,762,512)	(3,435,999)

Financial Highlights
Chemicals Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.33	$15.43	$16.94	$14.67	$10.47
Income from Investment Operations
Net investment income (loss) B,C	.14	.17	.15	.15	.15
Net realized and unrealized gain (loss)	(.46)	.71	.01	2.34	4.21
Total from investment operations	(.32)	.88	.16	2.49	4.36
Distributions from net investment income	(.15)	(.18)	(.16)	(.14)	(.16)
Distributions from net realized gain	(.96)	(.80)	(1.51)	(.08)	-
Total distributions	(1.11)	(.98)	(1.67)	(.22)	(.16)
Net asset value, end of period	$13.90	$15.33	$15.43	$16.94	$14.67
Total Return D	(2.22) %	5.75%	1.09%	16.90%	41.65%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.75%	.75%	.74%	.79%
Expenses net of fee waivers, if any	.69%	.74%	.75%	.74%	.79%
Expenses net of all reductions	.69%	.74%	.75%	.74%	.78%
Net investment income (loss)	.92%	1.12%	.96%	.85%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$510,869	$621,182	$678,109	$758,900	$700,680
Portfolio turnover rate G	6%	19%	54%	15%	50%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements
For the period ended February 28, 2025

1. Organization.
Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Chemicals Portfolio	$192,306

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$227,910,702
Gross unrealized depreciation	(39,520,427)
Net unrealized appreciation (depreciation)	$188,390,275
Tax Cost	$324,822,461

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$121,625
Undistributed long-term capital gain	$4,075,839
Net unrealized appreciation (depreciation) on securities and other investments	$188,344,233

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$5,671,195	$7,032,123
Long-term Capital Gains	37,974,351	32,527,275
Total	$43,645,546	$39,559,398

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Chemicals Portfolio	33,363,527	142,501,898
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Chemicals Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Chemicals Portfolio	.67

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Chemicals Portfolio	1,466

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Chemicals Portfolio	3,377,696	9,430,569	4,205,490
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Chemicals Portfolio	928
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Chemicals Portfolio	2,024	1	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $12,575.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Gold Portfolio
Consolidated Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Commodities - 1.0%
	Troy Ounces	Value ($)
UNITED STATES - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Gold Bullion (a) (Cost $4,575,085)	5,582	15,934,600

Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 6.2%
Materials - 6.2%
Metals & Mining - 6.2%
De Grey Mining Ltd (a)	2,100,000	2,597,154
Gold Road Resources Ltd	9,813,114	15,027,892
Northern Star Resources Ltd	5,522,458	59,657,921
OceanaGold Corp	7,287,200	19,543,346

TOTAL AUSTRALIA		96,826,313
BRAZIL - 10.7%
Materials - 10.7%
Metals & Mining - 10.7%
Wheaton Precious Metals Corp	2,435,482	168,156,418
BURKINA FASO - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
IAMGOLD Corp (a)	2,483,100	13,679,148
CANADA - 63.6%
Financials - 0.0%
Financial Services - 0.0%
Vizsla Royalties Corp	111,813	142,978
Vizsla Royalties Corp	116,813	149,372
		292,350
Materials - 63.6%
Metals & Mining - 63.6%
Agnico Eagle Mines Ltd/CA	2,600,002	250,466,411
Alamos Gold Inc Class A	3,375,300	77,129,718
Artemis Gold Inc (a)	2,310,828	25,252,594
Ascot Resources Ltd warrants (a)	800,000	122
Aya Gold & Silver Inc (a)(c)	1,032,834	8,195,565
B2Gold Corp	6,870,700	18,378,855
Barrick Gold Corp	3,553,200	63,020,641
Bonterra Resources Inc (a)	7,387,297	995,696
Dolly Varden Silver Corp (a)	14,414,700	9,465,329
Dundee Precious Metals Inc	1,306,700	15,318,218
Faraday Copper Corp (a)(c)	9,008,880	4,919,312
First Majestic Silver Corp (United States) (c)	1,202,325	6,456,485
Franco-Nevada Corp	1,291,178	184,303,556
Fury Gold Mines Ltd (a)(d)	10,800,000	3,956,454
G Mining Ventures Corp	784,800	8,256,199
Guanajuato Silver Co Ltd (a)(d)	30,897,000	3,630,544
Kinross Gold Corp	2,315,700	24,809,642
Lundin Gold Inc	1,583,500	43,627,655
Maple Gold Mines Ltd (a)	18,373,019	761,971
Novagold Resources Inc (a)	2,833,400	8,538,880
Orla Mining Ltd (a)	6,373,098	44,623,800
Osisko Development Corp (a)(c)	2,830,047	3,481,931
Osisko Development Corp warrants 05/27/2027 (a)	666,666	224
Osisko Development Corp warrants 3/2/2026 (a)	1,144,505	428
Osisko Gold Royalties Ltd	3,262,800	59,719,332
Sandstorm Gold Ltd	339,600	2,081,749
Seabridge Gold Inc (a)	652,000	7,067,680
Skeena Resources Ltd (a)	1,158,800	11,429,809
Solaris Resources Inc (a)(c)	546,031	1,724,805
Ssr Mining Inc (a)	1,491,400	14,899,083
Torex Gold Resources Inc (a)	1,453,800	31,743,938
Triple Flag Precious Metals Corp	2,108,034	34,459,999
Victoria Gold Corp (a)(b)	2,329,800	772,977
Vizsla Silver Corp (a)	2,931,000	5,632,058
Wesdome Gold Mines Ltd (a)	1,741,476	17,489,992
Western Copper & Gold Corp (a)(c)	8,340,573	8,762,862
		1,001,374,514
TOTAL CANADA		1,001,666,864
CHINA - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Zijin Mining Group Co Ltd H Shares	12,706,000	24,003,129
SOUTH AFRICA - 2.1%
Materials - 2.1%
Metals & Mining - 2.1%
Gold Fields Ltd	1,871,500	33,046,180
UNITED KINGDOM - 2.8%
Materials - 2.8%
Metals & Mining - 2.8%
Anglogold Ashanti Plc (c)	1,521,482	44,838,075
UNITED STATES - 9.8%
Materials - 9.8%
Metals & Mining - 9.8%
Dakota Gold Corp (a)(c)	2,379,600	7,210,188
Hecla Mining Co	880,100	4,514,913
Ivanhoe Electric Inc / US (a)	617,652	3,835,619
Ivanhoe Electric Inc / US warrants (a)	255,152	256,581
Newmont Corp	3,077,948	131,859,293
Royal Gold Inc	47,500	6,982,500

TOTAL UNITED STATES		154,659,094
TOTAL COMMON STOCKS (Cost $819,103,446)		1,536,875,221

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	4,882,401	4,883,377
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	20,656,953	20,659,019
TOTAL MONEY MARKET FUNDS (Cost $25,542,396)			25,542,396

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $849,220,927)	1,578,352,217
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,684,306)
NET ASSETS - 100.0%	1,574,667,911

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,342,881	201,653,425	200,113,025	274,770	96	-	4,883,377	4,882,401	0.0%
Fidelity Securities Lending Cash Central Fund	188,869,339	678,791,650	847,001,970	443,364	-	-	20,659,019	20,656,953	0.1%
Total	192,212,220	880,445,075	1,047,114,995	718,134	96	-	25,542,396	25,539,354

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Banyan Gold Corp	4,564,713	491,356	3,137,627	-	(3,522,715)	1,604,273	-	-
Bonterra Resources Inc	1,115,865	-	-	-	-	(120,169)	-	-
Dolly Varden Silver Corp	8,517,850	-	2,072,090	-	1,313,270	1,706,299	-	-
Faraday Copper Corp	3,476,741	-	126,522	-	(19,061)	1,588,154	-	-
Fury Gold Mines Ltd	274,104	-	-	-	-	(2,645,762)	3,956,454	10,800,000
Fury Gold Mines Ltd	3,426,298	-	-	-	-	2,901,815	-	-
Guanajuato Silver Co Ltd	3,895,288	-	29,612	-	(24,716)	(210,416)	3,630,544	30,897,000
Guanajuato Silver Co Ltd warrants 2/10/25	2,739	-	-	-	(5,596)	2,857	-	-
Maple Gold Mines Ltd	609,207	-	-	-	-	152,764	-	-
Western Copper & Gold Corp	11,970,022	-	1,239,890	-	(487,453)	(1,479,817)	-	-
Total	37,852,827	491,356	6,605,741	-	(2,746,271)	3,499,998	7,586,998	41,697,000

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Commodities
Materials	15,934,600	15,934,600	-	-

Common Stocks
Financials	292,350	292,350	-	-
Materials	1,536,582,871	1,401,220,263	134,589,631	772,977

Money Market Funds	25,542,396	25,542,396	-	-
Total Investments in Securities:	1,578,352,217	1,442,989,609	134,589,631	772,977
Gold Portfolio
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $20,015,112) - See accompanying schedule:
Unaffiliated issuers (cost $804,421,846)	$1,529,288,223
Fidelity Central Funds (cost $25,542,396)	25,542,396
Commodities (cost $4,575,085)	15,934,600
Other affiliated issuers (cost $14,681,600)	7,586,998

Total Investment in Securities (cost $849,220,927)		$1,578,352,217
Cash		18,145
Foreign currency held at value (cost $21,543,110)		21,480,956
Receivable for fund shares sold		6,645,217
Dividends receivable		1,285,134
Distributions receivable from Fidelity Central Funds		42,981
Prepaid expenses		811
Other receivables		184,451
Total assets		1,608,009,912
Liabilities
Payable for investments purchased	$6,031,722
Payable for fund shares redeemed	5,480,962
Accrued management fee	863,636
Distribution and service plan fees payable	45,743
Other payables and accrued expenses	260,213
Collateral on securities loaned	20,659,725
Total liabilities		33,342,001
Net Assets		$1,574,667,911
Net Assets consist of:
Paid in capital		$2,466,644,902
Total accumulated earnings (loss)		(891,976,991)
Net Assets		$1,574,667,911

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($102,945,798 ÷ 3,684,829 shares)(a)		$27.94
Maximum offering price per share (100/94.25 of $27.94)		$29.64
Class M :
Net Asset Value and redemption price per share ($25,723,193 ÷ 945,341 shares)(a)		$27.21
Maximum offering price per share (100/96.50 of $27.21)		$28.20
Class C :
Net Asset Value and offering price per share ($15,367,052 ÷ 601,427 shares)(a)		$25.55
Gold :
Net Asset Value, offering price and redemption price per share ($1,279,975,186 ÷ 44,223,170 shares)		$28.94
Class I :
Net Asset Value, offering price and redemption price per share ($103,638,720 ÷ 3,578,915 shares)		$28.96
Class Z :
Net Asset Value, offering price and redemption price per share ($47,017,962 ÷ 1,620,299 shares)		$29.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$19,517,594
Income from Fidelity Central Funds (including $443,364 from security lending)		718,134
Income before foreign taxes withheld		$20,235,728
Less foreign taxes withheld		(2,291,070)
Total income		17,944,658
Expenses
Management fee	$9,304,548
Distribution and service plan fees	514,362
Custodian fees and expenses	75,794
Independent trustees' fees and expenses	5,637
Registration fees	137,243
Audit fees	75,780
Legal	3,068
Interest	13,265
Miscellaneous	34,652
Total expenses before reductions	10,164,349
Expense reductions	(22,559)
Total expenses after reductions		10,141,790
Net Investment income (loss)		7,802,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	18,859,031
Fidelity Central Funds	96
Other affiliated issuers	(2,746,271)
Foreign currency transactions	29,288
Total net realized gain (loss)		16,142,144
Change in net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	545,230,890
Affiliated issuers	3,499,998
Assets and liabilities in foreign currencies	(64,423)
Commodities	4,525,773
Total change in net unrealized appreciation (depreciation)		553,192,238
Net gain (loss)		569,334,382
Net increase (decrease) in net assets resulting from operations		$577,137,250
Consolidated Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,802,868	$8,711,752
Net realized gain (loss)	16,142,144	(25,554,377)
Change in net unrealized appreciation (depreciation)	553,192,238	(140,637,513)
Net increase (decrease) in net assets resulting from operations	577,137,250	(157,480,138)
Distributions to shareholders	(45,743,504)	(13,979,739)

Share transactions - net increase (decrease)	(15,002,387)	(327,044,874)

Total increase (decrease) in net assets	516,391,359	(498,504,751)

Net Assets
Beginning of period	1,058,276,552	1,556,781,303
End of period	$1,574,667,911	$1,058,276,552

Consolidated Financial Highlights
Fidelity Advisor® Gold Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.49	$21.12	$26.27	$24.15	$21.67
Income from Investment Operations
Net investment income (loss) B,C	.08	.07	.15	.27 D	(.04)
Net realized and unrealized gain (loss)	10.20	(2.60)	(5.23)	2.20	3.74
Total from investment operations	10.28	(2.53)	(5.08)	2.47	3.70
Distributions from net investment income	(.83)	(.10)	(.07)	(.35)	(1.22)
Total distributions	(.83)	(.10)	(.07)	(.35)	(1.22)
Net asset value, end of period	$27.94	$18.49	$21.12	$26.27	$24.15
Total Return E,F	56.39%	(12.09)%	(19.42)%	10.37%	16.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97%	1.07%	1.09%	1.07%	1.08%
Expenses net of fee waivers, if any	.97%	1.06%	1.08%	1.07%	1.08%
Expenses net of all reductions	.97%	1.06%	1.08%	1.07%	1.07%
Net investment income (loss)	.30%	.34%	.67%	1.02% D	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$102,946	$66,421	$73,943	$86,977	$82,989
Portfolio turnover rate I	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.03	$20.55	$25.63	$23.57	$21.16
Income from Investment Operations
Net investment income (loss) B,C	.01	.02	.09	.19 D	(.12)
Net realized and unrealized gain (loss)	9.94	(2.54)	(5.11)	2.16	3.67
Total from investment operations	9.95	(2.52)	(5.02)	2.35	3.55
Distributions from net investment income	(.77)	- E	(.06)	(.29)	(1.14)
Total distributions	(.77)	- E	(.06)	(.29)	(1.14)
Net asset value, end of period	$27.21	$18.03	$20.55	$25.63	$23.57
Total Return F,G	55.91%	(12.25)%	(19.66)%	10.08%	16.28%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.22%	1.33%	1.35%	1.36%	1.37%
Expenses net of fee waivers, if any	1.22%	1.32%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.22%	1.31%	1.35%	1.35%	1.36%
Net investment income (loss)	.05%	.09%	.40%	.74% D	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$25,723	$17,185	$21,586	$26,201	$24,535
Portfolio turnover rate J	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
EAmount represents less than $.005 per share.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.90	$19.36	$24.24	$22.30	$20.07
Income from Investment Operations
Net investment income (loss) B,C	(.10)	(.07)	(.01)	.08 D	(.22)
Net realized and unrealized gain (loss)	9.33	(2.39)	(4.82)	2.05	3.49
Total from investment operations	9.23	(2.46)	(4.83)	2.13	3.27
Distributions from net investment income	(.58)	-	(.05)	(.19)	(1.04)
Total distributions	(.58)	-	(.05)	(.19)	(1.04)
Net asset value, end of period	$25.55	$16.90	$19.36	$24.24	$22.30
Total Return E,F	55.18%	(12.71)%	(20.00)%	9.62%	15.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.72%	1.79%	1.79%	1.77%	1.78%
Expenses net of fee waivers, if any	1.72%	1.78%	1.78%	1.77%	1.78%
Expenses net of all reductions	1.72%	1.78%	1.78%	1.77%	1.77%
Net investment income (loss)	(.45)%	(.38)%	(.03)%	.32% D	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$15,367	$17,177	$27,978	$43,031	$51,195
Portfolio turnover rate I	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Gold Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.13	$21.88	$27.14	$24.93	$22.33
Income from Investment Operations
Net investment income (loss) B,C	.15	.14	.23	.36 D	.06
Net realized and unrealized gain (loss)	10.55	(2.67)	(5.41)	2.27	3.84
Total from investment operations	10.70	(2.53)	(5.18)	2.63	3.90
Distributions from net investment income	(.89)	(.22)	(.08)	(.42)	(1.30)
Total distributions	(.89)	(.22)	(.08)	(.42)	(1.30)
Net asset value, end of period	$28.94	$19.13	$21.88	$27.14	$24.93
Total Return E	56.75%	(11.78)%	(19.17)%	10.71%	16.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.77%	.78%	.76%	.76%
Expenses net of fee waivers, if any	.68%	.76%	.78%	.76%	.76%
Expenses net of all reductions	.68%	.76%	.77%	.76%	.75%
Net investment income (loss)	.59%	.64%	.97%	1.33% D	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,279,975	$858,204	$1,229,416	$1,330,602	$1,319,440
Portfolio turnover rate H	17%	46%	46%	38%	46%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.14	$21.88	$27.15	$24.93	$22.33
Income from Investment Operations
Net investment income (loss) B,C	.14	.14	.23	.36 D	.05
Net realized and unrealized gain (loss)	10.56	(2.67)	(5.42)	2.27	3.85
Total from investment operations	10.70	(2.53)	(5.19)	2.63	3.90
Distributions from net investment income	(.88)	(.21)	(.08)	(.41)	(1.30)
Total distributions	(.88)	(.21)	(.08)	(.41)	(1.30)
Net asset value, end of period	$28.96	$19.14	$21.88	$27.15	$24.93
Total Return E	56.70%	(11.75)%	(19.20)%	10.74%	16.96%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.72%	.76%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.72%	.76%	.77%	.76%	.77%
Expenses net of all reductions	.72%	.76%	.77%	.76%	.76%
Net investment income (loss)	.55%	.64%	.98%	1.33% D	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$103,639	$77,125	$110,224	$152,799	$137,617
Portfolio turnover rate H	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Gold Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.16	$21.92	$27.16	$24.94	$22.34
Income from Investment Operations
Net investment income (loss) B,C	.18	.18	.26	.40 D	.09
Net realized and unrealized gain (loss)	10.58	(2.68)	(5.41)	2.27	3.85
Total from investment operations	10.76	(2.50)	(5.15)	2.67	3.94
Distributions from net investment income	(.90)	(.26)	(.09)	(.45)	(1.34)
Total distributions	(.90)	(.26)	(.09)	(.45)	(1.34)
Net asset value, end of period	$29.02	$19.16	$21.92	$27.16	$24.94
Total Return E	56.95%	(11.67)%	(19.07)%	10.88%	17.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60%	.63%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.60%	.62%	.63%	.62%	.64%
Expenses net of all reductions	.60%	.62%	.63%	.62%	.62%
Net investment income (loss)	.67%	.78%	1.12%	1.47% D	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$47,018	$22,164	$93,634	$109,842	$105,293
Portfolio turnover rate H	17%	46%	46%	38%	46%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Consolidated Financial Statements
For the period ended February 28, 2025

1. Organization.
Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Net Assets
Gold Portfolio	Fidelity Select Gold Cayman Ltd.	15,952,490	1.0

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Gold Portfolio	$178,201

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$702,820,730
Gross unrealized depreciation	(75,218,633)
Net unrealized appreciation (depreciation)	$627,602,097
Tax Cost	$950,750,120

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(1,513,599,869)
Net unrealized appreciation (depreciation) on securities and other investments	$627,537,319

The Fund intends to elect to defer to its next fiscal year $5,784,255 of ordinary losses recognized during the period January 1, 2025 to February 28, 2025.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(335,411,572)
Long-term	(1,178,188,297)
Total capital loss carryforward	$(1,513,599,869)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$45,743,504	$13,979,739

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Gold Portfolio	237,660,900	307,359,272
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.74
Class M	.74
Class C	.74
Gold	.72
Class I	.71
Class Z	.58

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Gold	.65
Class I	.70
Class Z	.57

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	221,927	3,884
Class M	.25%	.25%	116,460	-
Class C	.75%	.25%	175,975	13,269
			514,362	17,153

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	30,723
Class M	4,553
Class CA	284
35,560

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Gold Portfolio	2,954

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Gold Portfolio	Borrower	5,506,778	4.79%	13,198

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Gold Portfolio	3,592,791	3,462,479	858,555
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Gold Portfolio	2,024
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Gold Portfolio	45,917	10	-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Gold Portfolio	158,000	5.08%	67
10. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22,559.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2025	Year ended February 29, 2024
Gold Portfolio
Distributions to shareholders
Class A	$2,885,863	$350,874
Class M	704,311	2,042
Class C	353,374	-
Gold	37,378,049	11,696,291
Class I	3,191,387	1,092,039
Class Z	1,230,520	838,493
Total	$45,743,504	$13,979,739
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2025	Year ended February 29, 2024	Year ended February 28, 2025	Year ended February 29, 2024
Gold Portfolio
Class A
Shares sold	990,420	975,413	$25,833,191	$21,270,418
Reinvestment of distributions	119,693	14,774	2,856,014	345,409
Shares redeemed	(1,016,720)	(900,260)	(25,338,876)	(19,061,868)
Net increase (decrease)	93,393	89,927	$3,350,329	$2,553,959
Class M
Shares sold	257,970	186,583	$6,390,847	$3,870,128
Reinvestment of distributions	30,256	99	703,729	2,034
Shares redeemed	(296,217)	(283,784)	(7,257,920)	(5,830,363)
Net increase (decrease)	(7,991)	(97,102)	$(163,344)	$(1,958,201)
Class C
Shares sold	132,765	121,024	$3,110,137	$2,515,286
Reinvestment of distributions	16,111	-	352,347	-
Shares redeemed	(563,712)	(550,115)	(12,846,012)	(10,787,787)
Net increase (decrease)	(414,836)	(429,091)	$(9,383,528)	$(8,272,501)
Gold
Shares sold	18,114,814	13,886,737	$484,161,040	$315,217,274
Reinvestment of distributions	1,436,015	452,013	35,456,241	11,091,354
Shares redeemed	(20,198,120)	(25,659,509)	(527,710,794)	(564,940,285)
Net increase (decrease)	(647,291)	(11,320,759)	$(8,093,513)	$(238,631,657)
Class I
Shares sold	1,032,456	1,671,333	$27,085,510	$39,208,906
Reinvestment of distributions	126,457	42,594	3,124,264	1,051,737
Shares redeemed	(1,610,391)	(2,720,371)	(41,802,197)	(58,902,034)
Net increase (decrease)	(451,478)	(1,006,444)	$(11,592,423)	$(18,641,391)
Class Z
Shares sold	1,800,807	1,871,519	$47,024,137	$43,357,574
Reinvestment of distributions	47,724	31,765	1,181,404	823,981
Shares redeemed	(1,384,921)	(5,017,920)	(37,325,449)	(106,276,638)
Net increase (decrease)	463,610	(3,114,636)	$10,880,092	$(62,095,083)
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Materials Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 2.8%
Materials - 2.8%
Metals & Mining - 2.8%
Wheaton Precious Metals Corp	311,900	21,534,951
CANADA - 6.6%
Materials - 6.6%
Chemicals - 1.0%
Nutrien Ltd (United States)	145,600	7,623,616
Metals & Mining - 5.4%
Agnico Eagle Mines Ltd/CA	145,200	13,987,576
Alamos Gold Inc Class A	316,300	7,227,840
Altius Minerals Corp	245,400	4,092,968
Metalla Royalty & Streaming Ltd (a)	584,100	1,606,855
Orla Mining Ltd (a)	316,100	2,213,301
Teck Resources Ltd Class B (United States)	300,600	12,123,198
		41,251,738
Paper & Forest Products - 0.2%
Interfor Corp (a)	118,600	1,405,083
TOTAL CANADA		50,280,437
CONGO DEMOCRATIC REPUBLIC OF - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Ivanhoe Mine Ltd Class A (a)(b)	1,246,500	11,829,580
GERMANY - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Orion SA	133,400	1,864,932
UNITED STATES - 85.9%
Materials - 85.9%
Chemicals - 54.0%
Air Products and Chemicals Inc	151,000	47,738,650
Axalta Coating Systems Ltd (a)	717,900	25,995,159
Balchem Corp	137,958	24,008,831
Cabot Corp	130,000	11,180,000
CF Industries Holdings Inc	27,100	2,195,642
Chemours Co/The (b)	745,761	11,149,127
Corteva Inc	516,411	32,523,565
DuPont de Nemours Inc	69,600	5,691,192
Ecolab Inc	259,400	69,781,194
Element Solutions Inc	878,300	22,932,413
Linde PLC	289,386	135,157,732
Perimeter Solutions Inc	184,800	1,955,184
Sherwin-Williams Co/The	47,200	17,099,144
Tronox Holdings PLC	86,303	669,711
		408,077,544
Construction Materials - 9.3%
CRH PLC	282,700	28,982,404
Martin Marietta Materials Inc	42,700	20,630,078
Vulcan Materials Co	83,800	20,724,578
		70,337,060
Containers & Packaging - 12.9%
AptarGroup Inc	198,500	29,129,875
Avery Dennison Corp	63,600	11,954,892
Crown Holdings Inc	103,859	9,308,882
Greif Inc Class A (b)	39,800	2,278,948
International Paper Co	594,600	33,505,710
Smurfit WestRock PLC	214,400	11,163,808
		97,342,115
Metals & Mining - 9.7%
Alcoa Corp	89,400	2,972,550
ATI Inc (a)	264,500	15,383,320
Commercial Metals Co	122,500	5,933,900
Freeport-McMoRan Inc	68,900	2,543,099
Hecla Mining Co	762,400	3,911,112
Newmont Corp	106,400	4,558,176
Nucor Corp	173,400	23,837,298
Steel Dynamics Inc	108,300	14,628,081
		73,767,536
TOTAL UNITED STATES		649,524,255
ZAMBIA - 2.4%
Materials - 2.4%
Metals & Mining - 2.4%
First Quantum Minerals Ltd (a)	1,448,000	17,965,509
TOTAL COMMON STOCKS (Cost $564,227,977)		752,999,664

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	3,903,741	3,904,522
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	25,670,503	25,673,070
TOTAL MONEY MARKET FUNDS (Cost $29,577,592)			29,577,592

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $593,805,569)	782,577,256
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(25,576,136)
NET ASSETS - 100.0%	757,001,120

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,497,375	207,440,447	206,033,418	207,238	118	-	3,904,522	3,903,741	0.0%
Fidelity Securities Lending Cash Central Fund	36,952,370	150,410,051	161,689,351	29,831	-	-	25,673,070	25,670,503	0.1%
Total	39,449,745	357,850,498	367,722,769	237,069	118	-	29,577,592	29,574,244

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Materials	752,999,664	752,999,664	-	-

Money Market Funds	29,577,592	29,577,592	-	-
Total Investments in Securities:	782,577,256	782,577,256	-	-
Materials Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $24,334,435) - See accompanying schedule:
Unaffiliated issuers (cost $564,227,977)	$752,999,664
Fidelity Central Funds (cost $29,577,592)	29,577,592

Total Investment in Securities (cost $593,805,569)		$782,577,256
Foreign currency held at value (cost $17,799)		17,799
Receivable for fund shares sold		254,844
Dividends receivable		927,605
Distributions receivable from Fidelity Central Funds		19,623
Prepaid expenses		513
Other receivables		244,136
Total assets		784,041,776
Liabilities
Payable for investments purchased	$151,414
Payable for fund shares redeemed	468,617
Accrued management fee	429,919
Distribution and service plan fees payable	41,154
Other payables and accrued expenses	276,482
Collateral on securities loaned	25,673,070
Total liabilities		27,040,656
Net Assets		$757,001,120
Net Assets consist of:
Paid in capital		$570,733,605
Total accumulated earnings (loss)		186,267,515
Net Assets		$757,001,120

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($95,276,799 ÷ 1,090,362 shares)(a)		$87.38
Maximum offering price per share (100/94.25 of $87.38)		$92.71
Class M :
Net Asset Value and redemption price per share ($30,143,934 ÷ 350,108 shares)(a)		$86.10
Maximum offering price per share (100/96.50 of $86.10)		$89.22
Class C :
Net Asset Value and offering price per share ($9,580,883 ÷ 115,302 shares)(a)		$83.09
Materials :
Net Asset Value, offering price and redemption price per share ($446,689,744 ÷ 5,074,090 shares)		$88.03
Class I :
Net Asset Value, offering price and redemption price per share ($123,038,670 ÷ 1,400,705 shares)		$87.84
Class Z :
Net Asset Value, offering price and redemption price per share ($52,271,090 ÷ 596,512 shares)		$87.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$13,173,228
Income from Fidelity Central Funds (including $29,831 from security lending)		237,069
Total income		13,410,297
Expenses
Management fee	$5,696,726
Distribution and service plan fees	546,893
Custodian fees and expenses	22,963
Independent trustees' fees and expenses	3,560
Registration fees	90,446
Audit fees	59,383
Legal	586
Interest	7,693
Miscellaneous	30,534
Total expenses before reductions	6,458,784
Expense reductions	(17,701)
Total expenses after reductions		6,441,083
Net Investment income (loss)		6,969,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	56,196,599
Fidelity Central Funds	118
Foreign currency transactions	(7,915)
Total net realized gain (loss)		56,188,802
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(59,276,614)
Assets and liabilities in foreign currencies	(11,173)
Total change in net unrealized appreciation (depreciation)		(59,287,787)
Net gain (loss)		(3,098,985)
Net increase (decrease) in net assets resulting from operations		$3,870,229
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,969,214	$12,276,339
Net realized gain (loss)	56,188,802	42,035,066
Change in net unrealized appreciation (depreciation)	(59,287,787)	(35,678,203)
Net increase (decrease) in net assets resulting from operations	3,870,229	18,633,202
Distributions to shareholders	(87,300,032)	(53,638,131)

Share transactions - net increase (decrease)	(29,160,109)	(192,704,225)

Total increase (decrease) in net assets	(112,589,912)	(227,709,154)

Net Assets
Beginning of period	869,591,032	1,097,300,186
End of period	$757,001,120	$869,591,032

Financial Highlights
Fidelity Advisor® Materials Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$97.67	$99.98	$102.68	$87.03	$59.39
Income from Investment Operations
Net investment income (loss) B,C	.58	1.01	.79	.46	.33
Net realized and unrealized gain (loss)	(.69)	1.70	(.54)	15.77	27.72
Total from investment operations	(.11)	2.71	.25	16.23	28.05
Distributions from net investment income	(.70)	(1.06)	(.80)	(.58)	(.41)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(10.18)	(5.02)	(2.95)	(.58)	(.41)
Net asset value, end of period	$87.38	$97.67	$99.98	$102.68	$87.03
Total Return D,E	(.06) %	2.88%	.39%	18.64%	47.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.99%	1.03%	1.03%	1.03%	1.08%
Expenses net of fee waivers, if any	.99%	1.02%	1.03%	1.03%	1.08%
Expenses net of all reductions	.99%	1.02%	1.03%	1.03%	1.08%
Net investment income (loss)	.60%	1.07%	.81%	.46%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$95,277	$109,696	$124,777	$138,219	$101,238
Portfolio turnover rate H	65%	51% I	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.39	$98.77	$101.52	$86.14	$58.84
Income from Investment Operations
Net investment income (loss) B,C	.34	.77	.54	.20	.14
Net realized and unrealized gain (loss)	(.67)	1.67	(.53)	15.59	27.42
Total from investment operations	(.33)	2.44	.01	15.79	27.56
Distributions from net investment income	(.48)	(.86)	(.61)	(.41)	(.26)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(9.96)	(4.82)	(2.76)	(.41)	(.26)
Net asset value, end of period	$86.10	$96.39	$98.77	$101.52	$86.14
Total Return D,E	(.30) %	2.63%	.15%	18.32%	46.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.24%	1.27%	1.28%	1.29%	1.36%
Expenses net of fee waivers, if any	1.24%	1.27%	1.28%	1.29%	1.36%
Expenses net of all reductions	1.24%	1.27%	1.28%	1.29%	1.36%
Net investment income (loss)	.35%	.82%	.56%	.20%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$30,144	$33,182	$38,570	$37,100	$24,768
Portfolio turnover rate H	65%	51% I	47%	43%	36%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$93.33	$95.85	$98.63	$83.76	$57.30
Income from Investment Operations
Net investment income (loss) B,C	(.13)	.29	.06	(.28)	(.18)
Net realized and unrealized gain (loss)	(.63)	1.60	(.53)	15.15	26.64
Total from investment operations	(.76)	1.89	(.47)	14.87	26.46
Distributions from net investment income	-	(.45)	(.16)	-	-
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(9.48)	(4.41)	(2.31)	-	-
Net asset value, end of period	$83.09	$93.33	$95.85	$98.63	$83.76
Total Return D,E	(.80) %	2.11%	(.36)%	17.75%	46.18%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.74%	1.78%	1.78%	1.78%	1.83%
Expenses net of fee waivers, if any	1.74%	1.77%	1.78%	1.78%	1.83%
Expenses net of all reductions	1.74%	1.77%	1.78%	1.78%	1.83%
Net investment income (loss)	(.15)%	.32%	.06%	(.29)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,581	$13,269	$17,053	$21,261	$23,296
Portfolio turnover rate H	65%	51% I	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Materials Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$98.34	$100.63	$103.29	$87.46	$59.63
Income from Investment Operations
Net investment income (loss) B,C	.88	1.28	1.07	.75	.53
Net realized and unrealized gain (loss)	(.72)	1.72	(.55)	15.86	27.87
Total from investment operations	.16	3.00	.52	16.61	28.40
Distributions from net investment income	(.99)	(1.33)	(1.03)	(.78)	(.57)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(10.47)	(5.29)	(3.18)	(.78)	(.57)
Net asset value, end of period	$88.03	$98.34	$100.63	$103.29	$87.46
Total Return D	.24%	3.17%	.67%	18.98%	47.68%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.70%	.76%	.76%	.75%	.80%
Expenses net of fee waivers, if any	.69%	.75%	.75%	.74%	.80%
Expenses net of all reductions	.69%	.75%	.75%	.74%	.80%
Net investment income (loss)	.90%	1.34%	1.09%	.75%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$446,690	$516,428	$603,330	$645,773	$533,073
Portfolio turnover rate G	65%	51% H	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$98.13	$100.42	$103.07	$87.29	$59.52
Income from Investment Operations
Net investment income (loss) B,C	.85	1.28	1.06	.74	.55
Net realized and unrealized gain (loss)	(.71)	1.71	(.54)	15.83	27.80
Total from investment operations	.14	2.99	.52	16.57	28.35
Distributions from net investment income	(.95)	(1.32)	(1.02)	(.79)	(.58)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(10.43)	(5.28)	(3.17)	(.79)	(.58)
Net asset value, end of period	$87.84	$98.13	$100.42	$103.07	$87.29
Total Return D	.21%	3.16%	.66%	18.97%	47.70%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.72%	.75%	.76%	.75%	.78%
Expenses net of fee waivers, if any	.72%	.75%	.76%	.75%	.78%
Expenses net of all reductions	.72%	.75%	.76%	.75%	.78%
Net investment income (loss)	.87%	1.34%	1.08%	.74%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$123,039	$144,811	$208,630	$238,282	$190,132
Portfolio turnover rate G	65%	51% H	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$97.99	$100.27	$102.92	$87.14	$59.40
Income from Investment Operations
Net investment income (loss) B,C	.98	1.41	1.20	.88	.67
Net realized and unrealized gain (loss)	(.71)	1.72	(.54)	15.81	27.75
Total from investment operations	.27	3.13	.66	16.69	28.42
Distributions from net investment income	(1.15)	(1.45)	(1.16)	(.91)	(.68)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(10.63)	(5.41)	(3.31)	(.91)	(.68)
Net asset value, end of period	$87.63	$97.99	$100.27	$102.92	$87.14
Total Return D	.35%	3.32%	.81%	19.14%	47.92%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.59%	.61%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.58%	.61%	.61%	.62%	.64%
Expenses net of all reductions	.58%	.61%	.61%	.62%	.63%
Net investment income (loss)	1.01%	1.48%	1.23%	.88%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$52,271	$52,204	$104,940	$73,790	$47,051
Portfolio turnover rate G	65%	51% H	47%	43%	36%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended February 28, 2025

1. Organization.
Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Materials Portfolio	$234,749

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$210,040,478
Gross unrealized depreciation	(23,566,939)
Net unrealized appreciation (depreciation)	$186,473,539
Tax Cost	$596,103,717

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$186,434,982

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$7,636,963	$11,760,985
Long-term Capital Gains	79,663,069	41,877,146
Total	$87,300,032	$53,638,131

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Materials Portfolio	541,064,212	651,891,398

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Materials Portfolio	266,164	9,995,666	23,661,972
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Materials	.70
Class I	.70
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Materials	.67
Class I	.70
Class Z	.56

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	264,321	2,058
Class M	.25%	.25%	161,707	773
Class C	.75%	.25%	120,865	10,384
			546,893	13,215

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	15,341
Class M	725
Class CA	18
16,084

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Materials Portfolio	14,884

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Materials Portfolio	Borrower	8,286,833	5.57%	7,693

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Materials Portfolio	24,121,089	30,646,130	5,660,861
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Materials Portfolio	1,316
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Materials Portfolio	3,178	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,701.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2025	Year ended February 29, 2024
Materials Portfolio
Distributions to shareholders
Class A	$10,813,043	$6,113,236
Class M	3,288,055	1,841,666
Class C	1,168,949	748,040
Materials	52,169,704	30,248,242
Class I	14,006,274	9,849,219
Class Z	5,854,007	4,837,728
Total	$87,300,032	$53,638,131
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2025	Year ended February 29, 2024	Year ended February 28, 2025	Year ended February 29, 2024
Materials Portfolio
Class A
Shares sold	101,839	109,222	$9,765,842	$10,391,547
Reinvestment of distributions	118,388	62,625	10,552,649	5,968,808
Shares redeemed	(253,016)	(296,695)	(24,259,919)	(28,079,632)
Net increase (decrease)	(32,789)	(124,848)	$(3,941,428)	$(11,719,277)
Class M
Shares sold	35,487	42,686	$3,341,734	$3,968,671
Reinvestment of distributions	37,238	19,481	3,271,446	1,832,253
Shares redeemed	(66,875)	(108,417)	(6,373,507)	(10,095,432)
Net increase (decrease)	5,850	(46,250)	$239,673	$(4,294,508)
Class C
Shares sold	16,111	23,244	$1,434,178	$2,141,150
Reinvestment of distributions	13,270	7,991	1,135,285	727,510
Shares redeemed	(56,247)	(66,984)	(5,110,764)	(6,019,699)
Net increase (decrease)	(26,866)	(35,749)	$(2,541,301)	$(3,151,039)
Materials
Shares sold	369,772	742,033	$36,141,504	$69,648,451
Reinvestment of distributions	532,290	289,938	47,771,379	27,823,736
Shares redeemed	(1,079,544)	(1,775,766)	(104,030,688)	(167,547,083)
Net increase (decrease)	(177,482)	(743,795)	$(20,117,805)	$(70,074,896)
Class I
Shares sold	271,097	271,740	$25,689,035	$26,082,202
Reinvestment of distributions	148,118	98,208	13,285,600	9,401,322
Shares redeemed	(494,257)	(971,845)	(47,603,524)	(92,337,262)
Net increase (decrease)	(75,042)	(601,897)	$(8,628,889)	$(56,853,738)
Class Z
Shares sold	96,671	234,755	$9,379,406	$22,426,173
Reinvestment of distributions	59,682	47,702	5,307,494	4,557,247
Shares redeemed	(92,617)	(796,220)	(8,857,259)	(73,594,187)
Net increase (decrease)	63,736	(513,763)	$5,829,641	$(46,610,767)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Chemicals Portfolio, Gold Portfolio, and Materials Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, and the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Chemicals Portfolio (1)
Gold Portfolio (2)
Materials Portfolio (1)
(1) Statement of assets and liabilities, including the schedule of investments, as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, and the financial highlights for each of the five years in the period ended February 28, 2025.
(2) Consolidated statement of asset and liabilities, including the consolidated schedule of investments, as of February 28, 2025, the related consolidated statement of operations for the year ended February 28, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended February 28, 2025, and the consolidated financial highlights for each of the five years in the period ended February 28, 2025.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Chemicals Portfolio	$11,848,680
Materials Portfolio	$57,670,513

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Chemicals Portfolio	$72,208
Gold Portfolio	$223,627
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
	April 2024	December 2024
Chemicals Portfolio	99%	88%
Gold Portfolio
Class A	1%	7%
Class M	1%	7%
Class C	3%	9%
Gold	1%	6%
Class I	1%	6%
Class Z	1%	6%
Materials Portfolio
Class A	100%	100%
Class M	100%	100%
Class C	-	-
Materials	100%	100%
Class I	100%	100%
Class Z	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2024	December 2024
Chemicals Portfolio	100%	100%
Gold Portfolio
Class A	100%	37.55%
Class M	100%	40.17%
Class C	100%	51.73%
Gold	98.36%	35.37%
Class I	96.46%	35.87%
Class Z	89.54%	35.42%
Materials Portfolio
Class A	100%	100%
Class M	100%	100%
Class C	-	-
Materials	100%	100%
Class I	100%	100%
Class Z	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Gold Portfolio
Class A	04/15/2024	$0.0376	$0.0067
	12/23/2024	$0.7600	$0.0321
Class M	04/15/2024	$0.0297	$0.0067
	12/23/2024	$0.7105	$0.0321
Class C	04/15/2024	$0.0138	$0.0067
	12/23/2024	$0.5517	$0.0321
Gold	04/15/2024	$0.0446	$0.0067
	12/23/2024	$0.8068	$0.0321
Class I	04/15/2024	$0.0455	$0.0067
	12/23/2024	$0.7958	$0.0321
Class Z	04/15/2024	$0.0490	$0.0067
	12/23/2024	$0.8059	$0.0321
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.846032.118
SELMT-ANN-0425
Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio

Annual Report
February 28, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Banking Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
CYPRUS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Phoenix Vega Mezz PLC	330,200	23,258
Financial Services - 0.0%
Sunrisemezz PLC	47,171	11,621
TOTAL CYPRUS		34,879
PUERTO RICO - 4.3%
Financials - 4.3%
Banks - 4.3%
Popular Inc	216,200	21,712,966
UNITED STATES - 95.6%
Financials - 95.6%
Banks - 92.0%
1st Source Corp (a)	96,481	6,261,617
Associated Banc-Corp	540,900	13,441,365
Bank of America Corp	729,376	33,624,234
Banner Corp (a)	164,200	11,326,516
BOK Financial Corp (a)	147,700	16,093,392
Cadence Bank	327,539	10,861,193
Citigroup Inc	380,600	30,428,970
Citizens Financial Group Inc	337,500	15,447,375
Community Trust Bancorp Inc	93,376	5,097,396
Community West Bancshares	217,200	4,189,788
East West Bancorp Inc	177,600	16,770,768
Eastern Bankshares Inc	882,800	15,793,292
First Hawaiian Inc	425,700	11,455,587
First Interstate BancSystem Inc Class A	459,834	14,116,904
Huntington Bancshares Inc/OH	856,200	14,101,614
KeyCorp	806,800	13,973,776
M&T Bank Corp	139,160	26,679,755
Old National Bancorp/IN (a)	790,601	18,776,774
Sierra Bancorp	151,900	4,666,368
Southern Missouri Bancorp Inc (a)	30,800	1,795,640
SouthState Corp	114,220	11,513,376
TriCo Bancshares	242,687	10,610,276
Truist Financial Corp	471,100	21,835,485
UMB Financial Corp (a)	204,780	22,593,377
Univest Financial Corp	260,200	7,951,712
US Bancorp	600,300	28,154,070
Wells Fargo & Co	559,892	43,850,741
WesBanco Inc (a)	340,900	11,955,363
Wintrust Financial Corp	94,800	11,799,756
Zions Bancorp NA	223,700	12,088,748
		467,255,228
Capital Markets - 3.0%
Northern Trust Corp	58,900	6,491,958
State Street Corp	90,500	8,980,315
		15,472,273
Consumer Finance - 0.6%
OneMain Holdings Inc	54,300	2,918,082
TOTAL UNITED STATES		485,645,583
TOTAL COMMON STOCKS (Cost $350,598,865)		507,393,428

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b)	4.35	798,754	798,914
Fidelity Securities Lending Cash Central Fund (b)(c)	4.35	26,405,100	26,407,740
TOTAL MONEY MARKET FUNDS (Cost $27,206,654)			27,206,654

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $377,805,519)	534,600,082
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(26,527,887)
NET ASSETS - 100.0%	508,072,195

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	198,310	87,985,240	87,384,664	48,982	28	-	798,914	798,754	0.0%
Fidelity Securities Lending Cash Central Fund	1,115,400	222,487,437	197,195,097	7,847	-	-	26,407,740	26,405,100	0.1%
Total	1,313,710	310,472,677	284,579,761	56,829	28	-	27,206,654	27,203,854

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	507,393,428	507,393,428	-	-

Money Market Funds	27,206,654	27,206,654	-	-
Total Investments in Securities:	534,600,082	534,600,082	-	-
Banking Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $26,067,672) - See accompanying schedule:
Unaffiliated issuers (cost $350,598,865)	$507,393,428
Fidelity Central Funds (cost $27,206,654)	27,206,654

Total Investment in Securities (cost $377,805,519)		$534,600,082
Receivable for fund shares sold		184,864
Dividends receivable		474,621
Distributions receivable from Fidelity Central Funds		4,895
Prepaid expenses		233
Other receivables		3,139
Total assets		535,267,834
Liabilities
Payable for fund shares redeemed	$459,798
Accrued management fee	291,884
Other payables and accrued expenses	36,217
Collateral on securities loaned	26,407,740
Total liabilities		27,195,639
Net Assets		$508,072,195
Net Assets consist of:
Paid in capital		$345,800,146
Total accumulated earnings (loss)		162,272,049
Net Assets		$508,072,195
Net Asset Value, offering price and redemption price per share ($508,072,195 ÷ 15,679,140 shares)		$32.40
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$13,766,952
Income from Fidelity Central Funds (including $7,847 from security lending)		56,829
Total income		13,823,781
Expenses
Management fee	$2,953,659
Custodian fees and expenses	31,853
Independent trustees' fees and expenses	1,749
Registration fees	69,572
Audit fees	42,062
Legal	791
Interest	6,425
Miscellaneous	9,024
Total expenses before reductions	3,115,135
Expense reductions	(8,068)
Total expenses after reductions		3,107,067
Net Investment income (loss)		10,716,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,780,217
Fidelity Central Funds	28
Foreign currency transactions	(25)
Total net realized gain (loss)		20,780,220
Change in net unrealized appreciation (depreciation) on investment securities		97,319,761
Net gain (loss)		118,099,981
Net increase (decrease) in net assets resulting from operations		$128,816,695
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,716,714	$12,594,461
Net realized gain (loss)	20,780,220	107,308
Change in net unrealized appreciation (depreciation)	97,319,761	(15,377,171)
Net increase (decrease) in net assets resulting from operations	128,816,695	(2,675,402)
Distributions to shareholders	(21,394,065)	(22,547,625)

Share transactions
Proceeds from sales of shares	232,522,243	158,041,706
Reinvestment of distributions	19,595,404	20,768,717
Cost of shares redeemed	(237,893,182)	(197,046,335)

Net increase (decrease) in net assets resulting from share transactions	14,224,465	(18,235,912)
Total increase (decrease) in net assets	121,647,095	(43,458,939)

Net Assets
Beginning of period	386,425,100	429,884,039
End of period	$508,072,195	$386,425,100

Other Information
Shares
Sold	7,588,363	7,256,556
Issued in reinvestment of distributions	636,648	935,405
Redeemed	(8,115,010)	(9,006,111)
Net increase (decrease)	110,001	(814,150)

Financial Highlights
Banking Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.82	$26.24	$31.37	$26.31	$23.37
Income from Investment Operations
Net investment income (loss) B,C	.72	.75	.61	.58	.54
Net realized and unrealized gain (loss)	8.26	(.83) D	(4.24)	5.48	4.32
Total from investment operations	8.98	(.08)	(3.63)	6.06	4.86
Distributions from net investment income	(.74)	(.74)	(.67)	(.54)	(.55)
Distributions from net realized gain	(.66)	(.60)	(.83)	(.46)	(1.37)
Total distributions	(1.40)	(1.34)	(1.50)	(1.00)	(1.92)
Net asset value, end of period	$32.40	$24.82	$26.24	$31.37	$26.31
Total Return E	36.51%	.38% D	(11.27)%	23.37%	25.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71%	.77%	.75%	.73%	.79%
Expenses net of fee waivers, if any	.71%	.76%	.74%	.73%	.79%
Expenses net of all reductions	.71%	.76%	.74%	.73%	.79%
Net investment income (loss)	2.44%	3.46%	2.29%	1.93%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$508,072	$386,425	$429,884	$716,834	$537,860
Portfolio turnover rate H	31%	48%	21%	34%	32%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .32%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Brokerage and Investment Management Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 100.1%
	Shares	Value ($)
CANADA - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
Brookfield Asset Management Ltd Class A (United States)	310,200	17,551,116
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Patria Investments Ltd Class A	486,172	5,508,329
LUXEMBOURG - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
CVC Capital Partners PLC (a)(b)(c)	239,513	5,448,702
SWEDEN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	29,400	910,088
UNITED KINGDOM - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
Intermediate Capital Group PLC	536,500	15,400,382
UNITED STATES - 97.0%
Financials - 97.0%
Capital Markets - 92.6%
Ameriprise Financial Inc	123,000	66,087,900
Ares Management Corp Class A	391,100	66,854,634
BGC Group Inc Class A (d)	2,611,400	25,852,860
Blackrock Inc	66,600	65,120,148
Blackstone Inc	421,300	67,896,708
Blue Owl Capital Inc Class A (d)	3,366,000	72,469,980
Bridge Investment Group Holdings Inc Class A	3,700	38,813
Carlyle Group Inc/The	764,200	38,087,728
Cboe Global Markets Inc	132,938	28,023,330
Charles Schwab Corp/The	920,761	73,228,122
CME Group Inc Class A	186,200	47,251,974
Coinbase Global Inc Class A (c)	191,500	41,291,230
Evercore Inc Class A	82,600	19,972,680
Houlihan Lokey Inc Class A	83,400	14,457,390
Interactive Brokers Group Inc Class A (d)	200,600	41,002,640
Intercontinental Exchange Inc	463,500	80,292,105
Jefferies Financial Group Inc	359,000	23,765,800
KKR & Co Inc Class A	558,075	75,669,389
LPL Financial Holdings Inc	143,000	53,158,820
MarketAxess Holdings Inc	95,500	18,411,445
Moelis & Co Class A	107,600	7,600,864
Moody's Corp	254,900	128,454,307
MSCI Inc	58,200	34,367,682
Nasdaq Inc	408,200	33,790,796
Open Lending Corp (c)(d)	171,300	835,944
P10 Inc Class A	174,100	2,223,257
PJT Partners Inc Class A (d)	90,712	14,446,793
Raymond James Financial Inc	293,900	45,457,513
Robinhood Markets Inc Class A (c)	751,900	37,670,190
S&P Global Inc	143,000	76,324,820
StepStone Group Inc Class A (d)	203,500	12,242,560
TPG Inc Class A	489,700	27,011,852
Tradeweb Markets Inc Class A	216,900	29,361,753
		1,368,722,027
Financial Services - 4.4%
Apollo Global Management Inc	435,400	64,992,158
TOTAL UNITED STATES		1,433,714,185
TOTAL COMMON STOCKS (Cost $918,230,397)		1,478,532,802

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $98,917,911)	4.35	98,908,021	98,917,912

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $1,017,148,308)	1,577,450,714
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(99,918,274)
NET ASSETS - 100.0%	1,477,532,440

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,448,702 or 0.4% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,448,702 or 0.4% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,131,795	268,712,086	269,843,751	200,760	(130)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	44,905,725	819,156,157	765,143,971	31,378	-	1	98,917,912	98,908,021	0.4%
Total	46,037,520	1,087,868,243	1,034,987,722	232,138	(130)	1	98,917,912	98,908,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	1,478,532,802	1,478,532,802	-	-

Money Market Funds	98,917,912	98,917,912	-	-
Total Investments in Securities:	1,577,450,714	1,577,450,714	-	-
Brokerage and Investment Management Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $97,871,388) - See accompanying schedule:
Unaffiliated issuers (cost $918,230,397)	$1,478,532,802
Fidelity Central Funds (cost $98,917,911)	98,917,912

Total Investment in Securities (cost $1,017,148,308)		$1,577,450,714
Foreign currency held at value (cost $1)		1
Receivable for investments sold		2,901,390
Receivable for fund shares sold		2,950,421
Dividends receivable		1,239,387
Distributions receivable from Fidelity Central Funds		25,838
Prepaid expenses		526
Other receivables		75,468
Total assets		1,584,643,745
Liabilities
Payable to custodian bank	$1,138,578
Payable for investments purchased	2,905,690
Payable for fund shares redeemed	3,231,947
Accrued management fee	806,039
Other payables and accrued expenses	111,139
Collateral on securities loaned	98,917,912
Total liabilities		107,111,305
Net Assets		$1,477,532,440
Net Assets consist of:
Paid in capital		$952,809,139
Total accumulated earnings (loss)		524,723,301
Net Assets		$1,477,532,440
Net Asset Value, offering price and redemption price per share ($1,477,532,440 ÷ 8,037,135 shares)		$183.84
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$13,913,151
Income from Fidelity Central Funds (including $31,378 from security lending)		232,138
Total income		14,145,289
Expenses
Management fee	$6,922,965
Custodian fees and expenses	11,261
Independent trustees' fees and expenses	3,948
Registration fees	101,756
Audit fees	44,816
Legal	596
Interest	953
Miscellaneous	20,425
Total expenses before reductions	7,106,720
Expense reductions	(16,720)
Total expenses after reductions		7,090,000
Net Investment income (loss)		7,055,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29,925,333
Fidelity Central Funds	(130)
Foreign currency transactions	(9,916)
Total net realized gain (loss)		29,915,287
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	210,093,163
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(1,049)
Total change in net unrealized appreciation (depreciation)		210,092,115
Net gain (loss)		240,007,402
Net increase (decrease) in net assets resulting from operations		$247,062,691
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,055,289	$9,288,914
Net realized gain (loss)	29,915,287	12,456,058
Change in net unrealized appreciation (depreciation)	210,092,115	137,993,821
Net increase (decrease) in net assets resulting from operations	247,062,691	159,738,793
Distributions to shareholders	(8,493,406)	(9,651,970)

Share transactions
Proceeds from sales of shares	641,899,848	125,688,073
Reinvestment of distributions	7,501,466	8,580,838
Cost of shares redeemed	(246,862,940)	(260,903,898)

Net increase (decrease) in net assets resulting from share transactions	402,538,374	(126,634,987)
Total increase (decrease) in net assets	641,107,659	23,451,836

Net Assets
Beginning of period	836,424,781	812,972,945
End of period	$1,477,532,440	$836,424,781

Other Information
Shares
Sold	3,596,414	1,029,633
Issued in reinvestment of distributions	40,584	64,659
Redeemed	(1,491,076)	(2,270,079)
Net increase (decrease)	2,145,922	(1,175,787)

Financial Highlights
Brokerage and Investment Management Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$141.98	$115.04	$121.01	$100.99	$74.99
Income from Investment Operations
Net investment income (loss) B,C	1.12	1.50	1.45	1.31	.93
Net realized and unrealized gain (loss)	42.00	27.09	(5.19)	20.54	28.01
Total from investment operations	43.12	28.59	(3.74)	21.85	28.94
Distributions from net investment income	(1.26)	(1.65)	(1.83)	(.83)	(1.06)
Distributions from net realized gain	-	-	(.41)	(1.01)	(1.88)
Total distributions	(1.26)	(1.65)	(2.23) D	(1.83) D	(2.94)
Net asset value, end of period	$183.84	$141.98	$115.04	$121.01	$100.99
Total Return E	30.36%	24.95%	(2.98)%	21.70%	39.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.76%	.75%	.74%	.76%
Expenses net of fee waivers, if any	.68%	.75%	.74%	.74%	.76%
Expenses net of all reductions	.68%	.75%	.74%	.74%	.76%
Net investment income (loss)	.68%	1.28%	1.33%	1.06%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,477,532	$836,425	$812,973	$1,209,722	$429,320
Portfolio turnover rate H	16%	36%	4%	3%	11%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Financials Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Patria Investments Ltd Class A (a)	391,600	4,436,828
MEXICO - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Bolsa Mexicana de Valores SAB de CV	2,233,200	3,962,480
PUERTO RICO - 1.2%
Financials - 1.2%
Banks - 1.2%
Popular Inc (a)	133,900	13,447,577
UNITED KINGDOM - 2.3%
Financials - 2.3%
Insurance - 2.3%
Beazley PLC	233,700	2,576,657
Hiscox Ltd	994,300	14,833,658
Lancashire Holdings Ltd	1,038,392	8,072,275

TOTAL UNITED KINGDOM		25,482,590
UNITED STATES - 95.5%
Financials - 94.8%
Banks - 29.0%
Associated Banc-Corp	363,400	9,030,490
Bank of America Corp	1,210,700	55,813,270
BOK Financial Corp	82,100	8,945,616
Cadence Bank	116,430	3,860,818
Citigroup Inc	538,000	43,013,100
East West Bancorp Inc	128,600	12,143,698
Eastern Bankshares Inc	579,300	10,363,677
First Hawaiian Inc	243,300	6,547,203
First Interstate BancSystem Inc Class A	322,421	9,898,325
KeyCorp	488,500	8,460,820
M&T Bank Corp	98,937	18,968,202
Old National Bancorp/IN (a)	548,000	13,015,000
TriCo Bancshares	115,000	5,027,800
UMB Financial Corp (a)	123,258	13,599,055
US Bancorp	452,200	21,208,180
Wells Fargo & Co	856,190	67,056,801
WesBanco Inc (a)	210,700	7,389,249
Wintrust Financial Corp	32,400	4,032,828
Zions Bancorp NA (a)	101,100	5,463,444
		323,837,576
Capital Markets - 22.5%
AllianceBernstein Holding LP	489,600	18,438,336
Blue Owl Capital Inc Class A	284,700	6,129,591
Bridge Investment Group Holdings Inc Class A	693,400	7,273,766
Carlyle Group Inc/The (a)	197,800	9,858,352
Charles Schwab Corp/The	358,600	28,519,458
Lazard Inc Class A	184,992	9,277,349
LPL Financial Holdings Inc	60,100	22,341,574
MarketAxess Holdings Inc	67,500	13,013,325
Moody's Corp	33,800	17,033,172
Morgan Stanley	201,900	26,874,909
Nasdaq Inc	214,000	17,714,920
Northern Trust Corp (a)	150,100	16,544,022
Perella Weinberg Partners Class A	212,423	4,909,095
Raymond James Financial Inc	38,000	5,877,460
State Street Corp	237,400	23,557,202
Stifel Financial Corp	62,200	6,605,018
Virtu Financial Inc Class A (a)	459,800	16,810,288
		250,777,837
Consumer Finance - 6.9%
Discover Financial Services	120,400	23,500,876
FirstCash Holdings Inc	164,611	18,482,523
OneMain Holdings Inc	293,700	15,783,438
SLM Corp (a)	625,800	18,892,902
		76,659,739
Financial Services - 20.9%
Apollo Global Management Inc	148,400	22,151,668
Corebridge Financial Inc	402,200	13,948,296
Corpay Inc (b)	21,200	7,781,460
Essent Group Ltd	286,338	16,498,796
Fiserv Inc (b)	80,200	18,902,338
Global Payments Inc	107,000	11,264,960
Mastercard Inc Class A	173,000	99,701,630
Visa Inc Class A	74,100	26,876,811
Voya Financial Inc (a)	228,600	16,518,636
		233,644,595
Insurance - 15.5%
American Financial Group Inc/OH	112,000	14,143,360
Arthur J Gallagher & Co	62,300	21,041,202
Assurant Inc	69,800	14,510,722
Baldwin Insurance Group Inc/The Class A (b)	396,411	16,308,349
Chubb Ltd	117,900	33,658,092
Fidelity National Financial Inc/US	122,200	7,885,566
Marsh & McLennan Cos Inc	109,900	26,138,616
Reinsurance Group of America Inc	192,157	38,948,302
		172,634,209
Industrials - 0.7%
Professional Services - 0.7%
Dun & Bradstreet Holdings Inc (a)	887,500	8,049,625
TOTAL UNITED STATES		1,065,603,581
TOTAL COMMON STOCKS (Cost $814,213,475)		1,112,933,056

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	4,694,942	4,695,880
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	51,063,821	51,068,928
TOTAL MONEY MARKET FUNDS (Cost $55,764,808)			55,764,808

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $869,978,283)	1,168,697,864
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(52,366,056)
NET ASSETS - 100.0%	1,116,331,808

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,842,322	155,703,187	153,849,629	124,911	-	-	4,695,880	4,694,942	0.0%
Fidelity Securities Lending Cash Central Fund	14,222,525	358,463,263	321,616,860	18,627	-	-	51,068,928	51,063,821	0.2%
Total	17,064,847	514,166,450	475,466,489	143,538	-	-	55,764,808	55,758,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	1,104,883,431	1,104,883,431	-	-
Industrials	8,049,625	8,049,625	-	-

Money Market Funds	55,764,808	55,764,808	-	-
Total Investments in Securities:	1,168,697,864	1,168,697,864	-	-
Financials Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $50,438,037) - See accompanying schedule:
Unaffiliated issuers (cost $814,213,475)	$1,112,933,056
Fidelity Central Funds (cost $55,764,808)	55,764,808

Total Investment in Securities (cost $869,978,283)		$1,168,697,864
Receivable for investments sold		2,735,207
Receivable for fund shares sold		1,181,428
Dividends receivable		1,541,753
Distributions receivable from Fidelity Central Funds		17,467
Prepaid expenses		424
Other receivables		12,336
Total assets		1,174,186,479
Liabilities
Payable for investments purchased	$4,101,289
Payable for fund shares redeemed	2,045,036
Accrued management fee	599,057
Other payables and accrued expenses	40,361
Collateral on securities loaned	51,068,928
Total liabilities		57,854,671
Net Assets		$1,116,331,808
Net Assets consist of:
Paid in capital		$800,628,428
Total accumulated earnings (loss)		315,703,380
Net Assets		$1,116,331,808
Net Asset Value, offering price and redemption price per share ($1,116,331,808 ÷ 71,217,262 shares)		$15.68
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$19,551,762
Income from Fidelity Central Funds (including $18,627 from security lending)		143,538
Total income		19,695,300
Expenses
Management fee	$5,534,294
Custodian fees and expenses	27,106
Independent trustees' fees and expenses	3,190
Registration fees	59,767
Audit fees	45,563
Legal	1,455
Interest	11,740
Miscellaneous	16,454
Total expenses before reductions	5,699,569
Expense reductions	(13,899)
Total expenses after reductions		5,685,670
Net Investment income (loss)		14,009,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	61,022,170
Foreign currency transactions	(24,881)
Total net realized gain (loss)		60,997,289
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	153,343,794
Assets and liabilities in foreign currencies	(1,478)
Total change in net unrealized appreciation (depreciation)		153,342,316
Net gain (loss)		214,339,605
Net increase (decrease) in net assets resulting from operations		$228,349,235
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,009,630	$13,710,762
Net realized gain (loss)	60,997,289	2,618,029
Change in net unrealized appreciation (depreciation)	153,342,316	26,667,301
Net increase (decrease) in net assets resulting from operations	228,349,235	42,996,092
Distributions to shareholders	(55,332,364)	(20,240,392)

Share transactions
Proceeds from sales of shares	402,105,545	238,771,101
Reinvestment of distributions	50,916,288	18,627,765
Cost of shares redeemed	(208,017,429)	(313,003,472)

Net increase (decrease) in net assets resulting from share transactions	245,004,404	(55,604,606)
Total increase (decrease) in net assets	418,021,275	(32,848,906)

Net Assets
Beginning of period	698,310,533	731,159,439
End of period	$1,116,331,808	$698,310,533

Other Information
Shares
Sold	26,597,564	20,764,508
Issued in reinvestment of distributions	3,416,909	1,693,153
Redeemed	(14,673,185)	(30,094,552)
Net increase (decrease)	15,341,288	(7,636,891)

Financial Highlights
Financials Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$11.51	$13.23	$11.26	$9.49
Income from Investment Operations
Net investment income (loss) B,C	.24	.26	.24	.25	.20
Net realized and unrealized gain (loss)	3.84	1.09	(.74)	2.26	2.17
Total from investment operations	4.08	1.35	(.50)	2.51	2.37
Distributions from net investment income	(.24)	(.25)	(.23)	(.26)	(.21)
Distributions from net realized gain	(.66)	(.11)	(.98)	(.28)	(.39)
Total distributions	(.90)	(.36)	(1.22) D	(.54)	(.60)
Net asset value, end of period	$15.68	$12.50	$11.51	$13.23	$11.26
Total Return E	33.07%	12.15%	(3.30)%	22.47%	27.89%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.76%	.75%	.73%	.77%
Expenses net of fee waivers, if any	.69%	.76%	.75%	.72%	.77%
Expenses net of all reductions	.69%	.76%	.75%	.72%	.77%
Net investment income (loss)	1.70%	2.43%	2.12%	1.89%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,116,332	$698,311	$731,159	$819,910	$606,048
Portfolio turnover rate H	35%	66%	46%	53%	63%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
FinTech Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
CANADA - 6.6%
Information Technology - 6.6%
IT Services - 6.6%
Shopify Inc Class A (a)	72,095	8,074,839
NETHERLANDS - 4.5%
Financials - 4.5%
Financial Services - 4.5%
Adyen NV (a)(b)(c)	3,101	5,660,576
UNITED STATES - 87.6%
Financials - 73.7%
Consumer Finance - 23.5%
American Express Co	43,476	13,084,538
Capital One Financial Corp	29,848	5,986,016
Discover Financial Services	30,521	5,957,394
OneMain Holdings Inc	10,720	576,093
Synchrony Financial	54,586	3,312,278
		28,916,319
Financial Services - 50.2%
Affirm Holdings Inc Class A (a)	11,285	723,932
Block Inc Class A (a)	74,512	4,865,634
Corpay Inc (a)	13,950	5,120,348
Fidelity National Information Services Inc	50,540	3,594,405
Fiserv Inc (a)	25,701	6,057,469
Flywire Corp (a)	70,670	805,638
Global Payments Inc	33,643	3,541,935
Marqeta Inc Class A (a)	97,509	407,587
Mastercard Inc Class A	25,781	14,857,848
PayPal Holdings Inc (a)	62,471	4,438,565
Shift4 Payments Inc Class A (a)(d)	13,489	1,332,039
Visa Inc Class A	44,233	16,043,751
		61,789,151
TOTAL FINANCIALS		90,705,470

Industrials - 2.2%
Professional Services - 2.2%
SS&C Technologies Holdings Inc	31,129	2,772,037
Information Technology - 11.7%
Software - 11.7%
ACI Worldwide Inc (a)(d)	22,300	1,278,905
Guidewire Software Inc (a)	12,474	2,511,266
Intapp Inc (a)	17,055	1,124,948
Intuit Inc	15,500	9,514,520
		14,429,639
TOTAL UNITED STATES		107,907,146
TOTAL COMMON STOCKS (Cost $76,465,709)		121,642,561

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	592,918	593,036
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	1,269,523	1,269,650
TOTAL MONEY MARKET FUNDS (Cost $1,862,687)			1,862,686

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $78,328,396)	123,505,247
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(279,673)
NET ASSETS - 100.0%	123,225,574

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,660,576 or 4.6% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,660,576 or 4.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,815,560	27,914,344	29,136,932	21,604	65	(1)	593,036	592,918	0.0%
Fidelity Securities Lending Cash Central Fund	1,886,625	16,666,124	17,283,099	1,482	-	-	1,269,650	1,269,523	0.0%
Total	3,702,185	44,580,468	46,420,031	23,086	65	(1)	1,862,686	1,862,441

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	96,366,046	90,705,470	5,660,576	-
Industrials	2,772,037	2,772,037	-	-
Information Technology	22,504,478	22,504,478	-	-

Money Market Funds	1,862,686	1,862,686	-	-
Total Investments in Securities:	123,505,247	117,844,671	5,660,576	-
FinTech Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $1,262,100) - See accompanying schedule:
Unaffiliated issuers (cost $76,465,709)	$121,642,561
Fidelity Central Funds (cost $1,862,687)	1,862,686

Total Investment in Securities (cost $78,328,396)		$123,505,247
Receivable for investments sold		1,758,649
Receivable for fund shares sold		9,944
Dividends receivable		70,387
Distributions receivable from Fidelity Central Funds		1,482
Prepaid expenses		57
Other receivables		975
Total assets		125,346,741
Liabilities
Payable for investments purchased	$551,648
Payable for fund shares redeemed	194,494
Accrued management fee	70,207
Other payables and accrued expenses	35,168
Collateral on securities loaned	1,269,650
Total liabilities		2,121,167
Net Assets		$123,225,574
Net Assets consist of:
Paid in capital		$121,017,819
Total accumulated earnings (loss)		2,207,755
Net Assets		$123,225,574
Net Asset Value, offering price and redemption price per share ($123,225,574 ÷ 6,174,343 shares)		$19.96
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$727,904
Income from Fidelity Central Funds (including $1,482 from security lending)		23,086
Total income		750,990
Expenses
Management fee	$720,753
Custodian fees and expenses	6,069
Independent trustees' fees and expenses	437
Registration fees	27,875
Audit fees	44,648
Legal	506
Miscellaneous	4,348
Total expenses before reductions	804,636
Expense reductions	(2,254)
Total expenses after reductions		802,382
Net Investment income (loss)		(51,392)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,140,286
Fidelity Central Funds	65
Foreign currency transactions	(593)
Total net realized gain (loss)		2,139,758
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,676,691
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	3,851
Total change in net unrealized appreciation (depreciation)		13,680,541
Net gain (loss)		15,820,299
Net increase (decrease) in net assets resulting from operations		$15,768,907
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(51,392)	$(35,601)
Net realized gain (loss)	2,139,758	(22,667,293)
Change in net unrealized appreciation (depreciation)	13,680,541	45,301,050
Net increase (decrease) in net assets resulting from operations	15,768,907	22,598,156

Share transactions
Proceeds from sales of shares	34,894,898	14,051,673
Cost of shares redeemed	(39,175,698)	(32,490,694)

Net increase (decrease) in net assets resulting from share transactions	(4,280,800)	(18,439,021)
Total increase (decrease) in net assets	11,488,107	4,159,135

Net Assets
Beginning of period	111,737,467	107,578,332
End of period	$123,225,574	$111,737,467

Other Information
Shares
Sold	1,836,189	949,620
Redeemed	(2,221,890)	(2,225,879)
Net increase (decrease)	(385,701)	(1,276,259)

Financial Highlights
FinTech Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.03	$13.73	$16.06	$19.37	$16.23
Income from Investment Operations
Net investment income (loss) B,C	(.01)	- D	- D	.14 E	.34 F
Net realized and unrealized gain (loss)	2.94	3.30	(2.33)	.04 G,H	3.14
Total from investment operations	2.93	3.30	(2.33)	.18	3.48
Distributions from net investment income	-	-	-	(.25)	(.34)
Distributions from net realized gain	-	-	-	(3.24)	-
Total distributions	-	-	-	(3.49)	(.34)
Net asset value, end of period	$19.96	$17.03	$13.73	$16.06	$19.37
Total Return I	17.20%	24.03%	(14.51)%	(.75)% G	21.94%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.75%	.87%	.87%	.81%	.89%
Expenses net of fee waivers, if any	.75%	.86%	.87%	.81%	.89%
Expenses net of all reductions	.75%	.86%	.87%	.81%	.89%
Net investment income (loss)	(.05)%	(.03)%	(.03)%	.63% E	2.35% F
Supplemental Data
Net assets, end of period (000 omitted)	$123,226	$111,737	$107,578	$161,851	$144,880
Portfolio turnover rate L	44%	43%	15%	164%	25%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.89%.
GNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.78)%.
HThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Insurance Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.6%
Financials - 0.6%
Insurance - 0.6%
Steadfast Group Ltd	1,544,630	5,409,465
UNITED KINGDOM - 0.2%
Financials - 0.2%
Insurance - 0.2%
Hiscox Ltd	126,400	1,885,722
UNITED STATES - 98.6%
Financials - 98.6%
Financial Services - 6.5%
Corebridge Financial Inc	1,037,300	35,973,564
Voya Financial Inc	366,400	26,476,064
		62,449,628
Insurance - 92.1%
Allstate Corp/The	175,700	34,990,655
American Financial Group Inc/OH	306,900	38,755,332
Aon PLC	204,300	83,583,216
Arch Capital Group Ltd	369,900	34,367,409
Arthur J Gallagher & Co	258,300	87,238,242
Chubb Ltd	367,105	104,801,135
Everest Group Ltd	63,800	22,535,436
Hanover Insurance Group Inc/The	152,700	26,039,931
Hartford Insurance Group Inc/The	369,100	43,657,148
Marsh & McLennan Cos Inc	466,700	110,999,929
MetLife Inc	476,400	41,056,152
Primerica Inc	111,296	32,275,840
Progressive Corp/The	152,700	43,061,400
Reinsurance Group of America Inc	218,600	44,308,034
Selective Insurance Group Inc	212,000	18,241,540
The Travelers Companies, Inc.	274,500	70,955,505
Willis Towers Watson PLC	136,474	46,353,394
		883,220,298
TOTAL UNITED STATES		945,669,926
TOTAL COMMON STOCKS (Cost $678,162,202)		952,965,113

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (a) (Cost $6,660,690)	4.35	6,659,359	6,660,691

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $684,822,892)	959,625,804
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(658,145)
NET ASSETS - 100.0%	958,967,659

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,182,208	345,010,868	346,532,023	304,623	(363)	1	6,660,691	6,659,359	0.0%
Fidelity Securities Lending Cash Central Fund	-	65,669,902	65,669,902	5,618	-	-	-	-	0.0%
Total	8,182,208	410,680,770	412,201,925	310,241	(363)	1	6,660,691	6,659,359

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	952,965,113	947,555,648	5,409,465	-

Money Market Funds	6,660,691	6,660,691	-	-
Total Investments in Securities:	959,625,804	954,216,339	5,409,465	-
Insurance Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $678,162,202)	$952,965,113
Fidelity Central Funds (cost $6,660,690)	6,660,691

Total Investment in Securities (cost $684,822,892)		$959,625,804
Foreign currency held at value (cost $2)		2
Receivable for investments sold		454,611
Receivable for fund shares sold		1,462,925
Dividends receivable		847,414
Distributions receivable from Fidelity Central Funds		10,628
Prepaid expenses		423
Other receivables		10,450
Total assets		962,412,257
Liabilities
Payable for investments purchased	$1,887,256
Payable for fund shares redeemed	1,000,186
Accrued management fee	515,419
Other payables and accrued expenses	41,737
Total liabilities		3,444,598
Net Assets		$958,967,659
Net Assets consist of:
Paid in capital		$679,663,314
Total accumulated earnings (loss)		279,304,345
Net Assets		$958,967,659
Net Asset Value, offering price and redemption price per share ($958,967,659 ÷ 9,916,954 shares)		$96.70
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$13,581,845
Special dividends		1,919,500
Income from Fidelity Central Funds (including $5,618 from security lending)		310,241
Total income		15,811,586
Expenses
Management fee	$5,459,991
Custodian fees and expenses	11,706
Independent trustees' fees and expenses	3,126
Registration fees	102,359
Audit fees	44,954
Legal	1,614
Interest	4,324
Miscellaneous	19,933
Total expenses before reductions	5,648,007
Expense reductions	(11,294)
Total expenses after reductions		5,636,713
Net Investment income (loss)		10,174,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	53,220,747
Fidelity Central Funds	(363)
Foreign currency transactions	(15,997)
Total net realized gain (loss)		53,204,387
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	105,002,827
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(4,241)
Total change in net unrealized appreciation (depreciation)		104,998,587
Net gain (loss)		158,202,974
Net increase (decrease) in net assets resulting from operations		$168,377,847
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,174,873	$5,522,392
Net realized gain (loss)	53,204,387	44,743,943
Change in net unrealized appreciation (depreciation)	104,998,587	41,616,096
Net increase (decrease) in net assets resulting from operations	168,377,847	91,882,431
Distributions to shareholders	(72,132,916)	(37,245,784)

Share transactions
Proceeds from sales of shares	577,141,867	312,809,090
Reinvestment of distributions	65,808,680	33,544,278
Cost of shares redeemed	(380,121,521)	(275,557,684)

Net increase (decrease) in net assets resulting from share transactions	262,829,026	70,795,684
Total increase (decrease) in net assets	359,073,957	125,432,331

Net Assets
Beginning of period	599,893,702	474,461,371
End of period	$958,967,659	$599,893,702

Other Information
Shares
Sold	6,314,230	4,027,541
Issued in reinvestment of distributions	747,919	459,706
Redeemed	(4,188,755)	(3,735,929)
Net increase (decrease)	2,873,394	751,318

Financial Highlights
Insurance Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$85.17	$75.40	$69.86	$61.17	$58.44
Income from Investment Operations
Net investment income (loss) B,C	1.14 D	.99	.63	.78	.88
Net realized and unrealized gain (loss)	18.25	15.28	5.46	13.73	6.99
Total from investment operations	19.39	16.27	6.09	14.51	7.87
Distributions from net investment income	(1.02)	(.85)	(.55)	(.89)	(.94)
Distributions from net realized gain	(6.84)	(5.66)	-	(4.93)	(4.20)
Total distributions	(7.86)	(6.50) E	(.55)	(5.82)	(5.14)
Net asset value, end of period	$96.70	$85.17	$75.40	$69.86	$61.17
Total Return F	23.96%	23.26%	8.75%	24.68%	15.54%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69%	.80%	.81%	.78%	.83%
Expenses net of fee waivers, if any	.69%	.79%	.81%	.78%	.83%
Expenses net of all reductions	.69%	.79%	.81%	.78%	.83%
Net investment income (loss)	1.25%	1.32%	.90%	1.16%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$958,968	$599,894	$474,461	$245,931	$184,701
Portfolio turnover rate I	55%	80%	48%	15%	18%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Brokerage and Investment Management Portfolio	69,509

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Banking Portfolio	379,464,725	158,117,777	(2,982,420)	155,135,357
Brokerage and Investment Management Portfolio	1,022,032,028	581,158,587	(25,739,901)	555,418,686
Financials Portfolio	871,511,553	312,813,426	(15,627,115)	297,186,311
FinTech Portfolio	78,817,558	51,698,537	(7,010,848)	44,687,689
Insurance Portfolio	685,626,176	279,411,700	(5,412,072)	273,999,628

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Banking Portfolio	1,452,138	5,684,555	-	155,135,357
Brokerage and Investment Management Portfolio	376,007	-	(31,019,671)	555,416,599
Financials Portfolio	4,757,109	13,762,619	-	297,183,653
FinTech Portfolio	-	-	(42,483,876)	44,691,631
Insurance Portfolio	705,012	4,604,353	-	273,994,980

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Brokerage and Investment Management Portfolio	(31,019,671)	-	(31,019,671)
FinTech Portfolio	(20,982,511)	(21,501,365)	(42,483,876)

The tax character of distributions paid was as follows:

February 28, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Banking Portfolio	11,565,716	9,828,349	21,394,065
Brokerage and Investment Management Portfolio	8,493,406	-	8,493,406
Financials Portfolio	27,134,092	28,198,272	55,332,364
Insurance Portfolio	36,569,650	35,563,266	72,132,916

February 29, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Banking Portfolio	12,301,133	10,246,492	22,547,625
Brokerage and Investment Management Portfolio	9,651,970	-	9,651,970
Financials Portfolio	13,548,478	6,691,914	20,240,392
Insurance Portfolio	4,972,278	32,273,506	37,245,784

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	141,571,519	139,036,227
Brokerage and Investment Management Portfolio	570,478,239	163,403,513
Financials Portfolio	495,591,474	291,304,391
FinTech Portfolio	47,426,503	51,433,626
Insurance Portfolio	644,748,544	443,613,676
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Banking Portfolio	.69
Brokerage and Investment Management Portfolio	.70
Financials Portfolio	.69
FinTech Portfolio	.72
Insurance Portfolio	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Banking Portfolio	.67
Brokerage and Investment Management Portfolio	.67
Financials Portfolio	.67
FinTech Portfolio	.67
Insurance Portfolio	.67

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Banking Portfolio	5,181
Brokerage and Investment Management Portfolio	5,076
Financials Portfolio	7,898
FinTech Portfolio	436
Insurance Portfolio	4,453

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Banking Portfolio	Borrower	6,202,800	5.58%	6,293
Brokerage and Investment Management Portfolio	Borrower	6,147,000	5.58%	953
Financials Portfolio	Borrower	5,798,250	5.41%	6,968
Insurance Portfolio	Borrower	16,956,500	4.59%	4,324

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Banking Portfolio	4,966,909	10,316,407	2,166,713
Brokerage and Investment Management Portfolio	17,246,869	5,433,019	1,014,824
Financials Portfolio	28,836,671	17,131,802	2,806,757
FinTech Portfolio	797,558	1,434,255	375,775
Insurance Portfolio	56,426,251	12,154,935	4,880,856
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Banking Portfolio	634
Brokerage and Investment Management Portfolio	1,396
Financials Portfolio	1,142
FinTech Portfolio	160
Insurance Portfolio	1,097
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Banking Portfolio	843	2	-
Brokerage and Investment Management Portfolio	3,436	7	-
Financials Portfolio	2,001	16	-
FinTech Portfolio	144	-	-
Insurance Portfolio	629	-	-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Banking Portfolio	43,000	5.83%	132
Financials Portfolio	4,209,714	5.83%	4,772
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Brokerage and Investment Management Portfolio	83

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Banking Portfolio	8,068
Brokerage and Investment Management Portfolio	16,637
Financials Portfolio	13,899
FinTech Portfolio	2,254
Insurance Portfolio	11,294
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio, and Insurance Portfolio

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio, and Insurance Portfolio (five of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Banking Portfolio	$19,344,692
Financials Portfolio	$39,901,130
Insurance Portfolio	$25,723,906
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Banking Portfolio
April 2024	100%
December 2024	100%
Brokerage and Investment Management Portfolio
April 2024	100%
December 2024	100%
Financials Portfolio
April 2024	100%
December 2024	49%
Insurance Portfolio
April 2024	100%
December 2024	26%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Banking Portfolio
April 2024	100%
December 2024	100%
Brokerage and Investment Management Portfolio
April 2024	100%
December 2024	100%
Financials Portfolio
April 2024	99.84%
December 2024	54.34%
Insurance Portfolio
April 2024	99.91%
December 2024	37.74%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	April, 2024	December, 2024
Banking Portfolio	100%	-
Financial Services Portfolio	-	100%
Insurance Portfolio	-	100%
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813663.120
SELFIN-ANN-0425
Fidelity® Select Portfolios®
Telecommunications Services Sector

Telecommunications Portfolio
Wireless Portfolio

Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Telecommunications Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
BELGIUM - 3.5%
Communication Services - 3.5%
Diversified Telecommunication Services - 3.5%
Liberty Global Ltd Class C (a)	629,436	7,622,470
PUERTO RICO - 3.5%
Communication Services - 3.5%
Diversified Telecommunication Services - 3.5%
Liberty Latin America Ltd Class C (a)(b)	1,134,833	7,614,729
UNITED KINGDOM - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
BT Group PLC	226,700	455,695
UNITED STATES - 89.6%
Communication Services - 88.8%
Diversified Telecommunication Services - 72.8%
Anterix Inc (a)	138,100	5,385,900
AST SpaceMobile Inc Class A (a)(b)	214,900	5,825,939
AT&T Inc	1,969,020	53,970,838
Atn International Inc	10,100	174,528
Bandwidth Inc Class A (a)(b)	41,900	669,143
Cogent Communications Holdings Inc (b)	127,439	9,311,968
Frontier Communications Parent Inc (a)	245,100	8,821,149
GCI Liberty Inc Class A (a)(c)	182,800	2
Globalstar Inc (a)(b)	301,798	6,515,819
IDT Corp Class B	61,300	2,976,728
Iridium Communications Inc	331,011	10,446,707
Lumen Technologies Inc (a)	460,200	2,172,144
Shenandoah Telecommunications Co (b)	97,123	1,049,900
Verizon Communications Inc	1,229,397	52,987,011
		160,307,776
Media - 4.2%
Charter Communications Inc Class A (a)	8,100	2,944,917
Comcast Corp Class A	101,800	3,652,584
Liberty Broadband Corp Class C (a)	32,224	2,650,746
		9,248,247
Wireless Telecommunication Services - 11.8%
Gogo Inc (a)(b)	846,200	6,202,646
T-Mobile US Inc	37,024	9,985,003
Telephone and Data Systems Inc	209,864	7,576,090
United States Cellular Corp (a)	34,600	2,269,068
		26,032,807
Industrials - 0.0%
Construction & Engineering - 0.0%
Dycom Industries Inc (a)	1,900	311,334
Information Technology - 0.6%
IT Services - 0.6%
Amdocs Ltd	14,000	1,221,500
Real Estate - 0.2%
Specialized REITs - 0.2%
American Tower Corp	1,800	370,116
TOTAL UNITED STATES		197,491,780
TOTAL COMMON STOCKS (Cost $163,783,627)		213,184,674

Money Market Funds - 10.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.35	7,343,271	7,344,739
Fidelity Securities Lending Cash Central Fund (d)(e)	4.35	16,491,121	16,492,770
TOTAL MONEY MARKET FUNDS (Cost $23,837,509)			23,837,509

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $187,621,136)	237,022,183
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(16,686,587)
NET ASSETS - 100.0%	220,335,596

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,487,272	65,656,847	60,799,334	137,380	(46)	-	7,344,739	7,343,271	0.0%
Fidelity Securities Lending Cash Central Fund	17,517,951	170,091,402	171,116,583	14,292	-	-	16,492,770	16,491,121	0.1%
Total	20,005,223	235,748,249	231,915,917	151,672	(46)	-	23,837,509	23,834,392

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	211,281,724	211,281,722	-	2
Industrials	311,334	311,334	-	-
Information Technology	1,221,500	1,221,500	-	-
Real Estate	370,116	370,116	-	-

Money Market Funds	23,837,509	23,837,509	-	-
Total Investments in Securities:	237,022,183	237,022,181	-	2
Telecommunications Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $16,322,115) - See accompanying schedule:
Unaffiliated issuers (cost $163,783,627)	$213,184,674
Fidelity Central Funds (cost $23,837,509)	23,837,509

Total Investment in Securities (cost $187,621,136)		$237,022,183
Foreign currency held at value (cost $21,712)		23,571
Receivable for fund shares sold		498,429
Dividends receivable		32,581
Distributions receivable from Fidelity Central Funds		8,092
Prepaid expenses		107
Other receivables		9,158
Total assets		237,594,121
Liabilities
Payable for investments purchased	$449,378
Payable for fund shares redeemed	147,729
Accrued management fee	119,069
Distribution and service plan fees payable	9,744
Other payables and accrued expenses	40,311
Collateral on securities loaned	16,492,294
Total liabilities		17,258,525
Net Assets		$220,335,596
Net Assets consist of:
Paid in capital		$189,727,994
Total accumulated earnings (loss)		30,607,602
Net Assets		$220,335,596

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($20,389,649 ÷ 351,832 shares)(a)		$57.95
Maximum offering price per share (100/94.25 of $57.95)		$61.49
Class M :
Net Asset Value and redemption price per share ($9,614,192 ÷ 167,386 shares)(a)		$57.44
Maximum offering price per share (100/96.50 of $57.44)		$59.52
Class C :
Net Asset Value and offering price per share ($2,113,124 ÷ 36,560 shares)(a)		$57.80
Telecommunications :
Net Asset Value, offering price and redemption price per share ($178,651,982 ÷ 3,055,016 shares)		$58.48
Class I :
Net Asset Value, offering price and redemption price per share ($7,663,636 ÷ 131,400 shares)		$58.32
Class Z :
Net Asset Value, offering price and redemption price per share ($1,903,013 ÷ 32,711 shares)		$58.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$6,272,187
Income from Fidelity Central Funds (including $14,292 from security lending)		151,672
Total income		6,423,859
Expenses
Management fee	$1,342,929
Distribution and service plan fees	104,329
Custodian fees and expenses	10,132
Independent trustees' fees and expenses	805
Registration fees	91,164
Audit fees	54,178
Legal	927
Miscellaneous	6,181
Total expenses before reductions	1,610,645
Expense reductions	(3,793)
Total expenses after reductions		1,606,852
Net Investment income (loss)		4,817,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,221,613
Fidelity Central Funds	(46)
Foreign currency transactions	(616)
Total net realized gain (loss)		6,220,951
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	46,075,410
Assets and liabilities in foreign currencies	(472)
Total change in net unrealized appreciation (depreciation)		46,074,938
Net gain (loss)		52,295,889
Net increase (decrease) in net assets resulting from operations		$57,112,896
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,817,007	$5,171,877
Net realized gain (loss)	6,220,951	(25,062,084)
Change in net unrealized appreciation (depreciation)	46,074,938	13,381,305
Net increase (decrease) in net assets resulting from operations	57,112,896	(6,508,902)
Distributions to shareholders	(4,654,398)	(7,597,238)

Share transactions - net increase (decrease)	(13,425,436)	(37,569,762)

Total increase (decrease) in net assets	39,033,062	(51,675,902)

Net Assets
Beginning of period	181,302,534	232,978,436
End of period	$220,335,596	$181,302,534

Financial Highlights
Fidelity Advisor® Telecommunications Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.20	$46.57	$54.28	$66.52	$60.60
Income from Investment Operations
Net investment income (loss) B,C	1.09	1.06	.93	1.51 D	.66
Net realized and unrealized gain (loss)	13.71	(1.85) E	(5.19)	(5.14)	10.61
Total from investment operations	14.80	(.79)	(4.26)	(3.63)	11.27
Distributions from net investment income	(1.05)	(1.10)	(.99)	(1.66)	(.39)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(1.05)	(1.58)	(3.45)	(8.61)	(5.35)
Net asset value, end of period	$57.95	$44.20	$46.57	$54.28	$66.52
Total Return F,G	33.91%	(1.60)% E	(7.98)%	(6.28)%	18.75%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.05%	1.13%	1.13%	1.09%	1.11%
Expenses net of fee waivers, if any	1.05%	1.13%	1.13%	1.09%	1.11%
Expenses net of all reductions	1.05%	1.12%	1.13%	1.09%	1.10%
Net investment income (loss)	2.19%	2.48%	1.89%	2.27% D	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$20,390	$16,323	$18,744	$22,023	$29,800
Portfolio turnover rate J	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.68)%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.84	$46.21	$53.88	$66.09	$60.25
Income from Investment Operations
Net investment income (loss) B,C	.96	.95	.80	1.29 D	.46
Net realized and unrealized gain (loss)	13.59	(1.84) E	(5.14)	(5.08)	10.54
Total from investment operations	14.55	(.89)	(4.34)	(3.79)	11.00
Distributions from net investment income	(.95)	(1.00)	(.86)	(1.48)	(.20)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(.95)	(1.48)	(3.33) F	(8.42) F	(5.16)
Net asset value, end of period	$57.44	$43.84	$46.21	$53.88	$66.09
Total Return G,H	33.59%	(1.84)% E	(8.21)%	(6.55)%	18.39%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.30%	1.38%	1.39%	1.39%	1.41%
Expenses net of fee waivers, if any	1.30%	1.38%	1.38%	1.38%	1.41%
Expenses net of all reductions	1.30%	1.37%	1.38%	1.38%	1.40%
Net investment income (loss)	1.93%	2.23%	1.64%	1.97% D	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$9,614	$6,380	$7,301	$7,733	$9,038
Portfolio turnover rate K	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.44%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.92)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.05	$46.38	$54.04	$66.17	$60.32
Income from Investment Operations
Net investment income (loss) B,C	.71	.74	.56	1.01 D	.17
Net realized and unrealized gain (loss)	13.68	(1.85) E	(5.15)	(5.09)	10.54
Total from investment operations	14.39	(1.11)	(4.59)	(4.08)	10.71
Distributions from net investment income	(.64)	(.75)	(.61)	(1.10)	(.07)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.79)
Total distributions	(.64)	(1.22) F	(3.07)	(8.05)	(4.86)
Net asset value, end of period	$57.80	$44.05	$46.38	$54.04	$66.17
Total Return G,H	32.91%	(2.33)% E	(8.66)%	(6.97)%	17.88%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.80%	1.88%	1.88%	1.83%	1.86%
Expenses net of fee waivers, if any	1.80%	1.88%	1.87%	1.83%	1.86%
Expenses net of all reductions	1.80%	1.87%	1.87%	1.83%	1.84%
Net investment income (loss)	1.44%	1.73%	1.15%	1.52% D	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$2,113	$2,547	$3,923	$5,254	$7,801
Portfolio turnover rate K	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (2.41)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Telecommunications Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.59	$46.97	$54.73	$67.04	$60.99
Income from Investment Operations
Net investment income (loss) B,C	1.25	1.20	1.09	1.71 D	.86
Net realized and unrealized gain (loss)	13.83	(1.87) E	(5.24)	(5.18)	10.71
Total from investment operations	15.08	(.67)	(4.15)	(3.47)	11.57
Distributions from net investment income	(1.19)	(1.23)	(1.15)	(1.89)	(.57)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(1.19)	(1.71)	(3.61)	(8.84)	(5.52) F
Net asset value, end of period	$58.48	$44.59	$46.97	$54.73	$67.04
Total Return G	34.31%	(1.33)% E	(7.71)%	(5.99)%	19.15%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.75%	.85%	.82%	.79%	.81%
Expenses net of fee waivers, if any	.75%	.84%	.82%	.79%	.81%
Expenses net of all reductions	.75%	.84%	.82%	.79%	.79%
Net investment income (loss)	2.48%	2.75%	2.20%	2.57% D	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$178,652	$147,413	$171,885	$199,560	$242,284
Portfolio turnover rate J	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.04%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.41)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.49	$46.84	$54.58	$66.84	$60.86
Income from Investment Operations
Net investment income (loss) B,C	1.26	1.23	1.10	1.74 D	.88
Net realized and unrealized gain (loss)	13.77	(1.87) E	(5.21)	(5.18)	10.66
Total from investment operations	15.03	(.64)	(4.11)	(3.44)	11.54
Distributions from net investment income	(1.20)	(1.23)	(1.16)	(1.87)	(.60)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(1.20)	(1.71)	(3.63) F	(8.82)	(5.56)
Net asset value, end of period	$58.32	$44.49	$46.84	$54.58	$66.84
Total Return G	34.29%	(1.25)% E	(7.67)%	(5.97)%	19.13%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.75%	.80%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.75%	.79%	.78%	.77%	.79%
Expenses net of all reductions	.75%	.79%	.78%	.77%	.78%
Net investment income (loss)	2.48%	2.81%	2.25%	2.59% D	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$7,664	$6,344	$28,441	$12,038	$30,622
Portfolio turnover rate J	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.33)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Telecommunications Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.34	$46.72	$54.46	$66.75	$60.75
Income from Investment Operations
Net investment income (loss) B,C	1.29	1.26	1.18	1.83 D	.95
Net realized and unrealized gain (loss)	13.77	(1.86) E	(5.23)	(5.20)	10.67
Total from investment operations	15.06	(.60)	(4.05)	(3.37)	11.62
Distributions from net investment income	(1.22)	(1.31)	(1.22)	(1.98)	(.67)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(1.22)	(1.78) F	(3.69) F	(8.92) F	(5.62) F
Net asset value, end of period	$58.18	$44.34	$46.72	$54.46	$66.75
Total Return G	34.47%	(1.16)% E	(7.56)%	(5.87)%	19.31%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.64%	.69%	.67%	.65%	.67%
Expenses net of fee waivers, if any	.64%	.68%	.66%	.65%	.67%
Expenses net of all reductions	.64%	.68%	.66%	.65%	.65%
Net investment income (loss)	2.59%	2.92%	2.36%	2.71% D	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,903	$2,296	$2,685	$5,587	$31,271
Portfolio turnover rate J	40%	26%	24%	28%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.24)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements
For the period ended February 28, 2025

1. Organization.
Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,793,692
Gross unrealized depreciation	(7,363,133)
Net unrealized appreciation (depreciation)	$47,430,559
Tax Cost	$189,591,624

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$809,257
Capital loss carryforward	$(17,629,290)
Net unrealized appreciation (depreciation) on securities and other investments	$47,427,636

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(17,629,290)
Total capital loss carryforward	$(17,629,290)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$4,654,398	$ 5,255,215
Long-term Capital Gains	-	2,342,023
Total	$4,654,398	$ 7,597,238

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	78,435,195	92,098,600
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Telecommunications	.72
Class I	.67
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Telecommunications	.67
Class I	.67
Class Z	.56

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	44,130	1,366
Class M	.25%	.25%	37,940	119
Class C	.75%	.25%	22,259	1,327
			104,329	2,812
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,092
Class M	415
Class CA	37
4,544
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Telecommunications Portfolio	19,703

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Telecommunications Portfolio	7,938,911	4,451,510	(834,471)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Telecommunications Portfolio	294
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Telecommunications Portfolio	1,472	5	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,793.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2025	Year ended February 29, 2024
Telecommunications Portfolio
Distributions to shareholders
Class A	$370,170	$608,617
Class M	147,682	226,115
Class C	28,349	88,039
Telecommunications	3,872,186	5,963,168
Class I	191,277	598,796
Class Z	44,734	112,503
Total	$4,654,398	$7,597,238
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2025	Year ended February 29, 2024	Year ended February 28, 2025	Year ended February 29, 2024
Telecommunications Portfolio
Class A
Shares sold	67,832	43,001	$3,482,982	$1,846,776
Reinvestment of distributions	7,230	13,440	357,752	586,014
Shares redeemed	(92,490)	(89,654)	(4,504,219)	(3,795,896)
Net increase (decrease)	(17,428)	(33,213)	$(663,485)	$(1,363,106)
Class M
Shares sold	76,951	29,602	$4,009,255	$1,262,425
Reinvestment of distributions	2,984	5,207	147,248	225,496
Shares redeemed	(58,075)	(47,271)	(2,882,272)	(2,010,396)
Net increase (decrease)	21,860	(12,462)	$1,274,231	$(522,475)
Class C
Shares sold	3,473	5,255	$177,681	$224,808
Reinvestment of distributions	563	1,964	27,562	86,122
Shares redeemed	(25,290)	(33,986)	(1,233,429)	(1,431,291)
Net increase (decrease)	(21,254)	(26,767)	$(1,028,186)	$(1,120,361)
Telecommunications
Shares sold	857,396	643,117	$45,252,612	$27,478,363
Reinvestment of distributions	70,952	125,072	3,542,040	5,494,243
Shares redeemed	(1,179,236)	(1,121,615)	(60,213,975)	(48,452,953)
Net increase (decrease)	(250,888)	(353,426)	$(11,419,323)	$(15,480,347)
Class I
Shares sold	126,266	92,263	$6,480,930	$3,962,229
Reinvestment of distributions	3,730	13,260	187,518	594,502
Shares redeemed	(141,190)	(570,092)	(7,340,701)	(23,438,458)
Net increase (decrease)	(11,194)	(464,569)	$(672,253)	$(18,881,727)
Class Z
Shares sold	12,647	45,276	$647,933	$1,933,594
Reinvestment of distributions	755	1,463	37,105	63,497
Shares redeemed	(32,473)	(52,424)	(1,601,458)	(2,198,837)
Net increase (decrease)	(19,071)	(5,685)	$(916,420)	$(201,746)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Wireless Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Liberty Global Ltd Class A (a)	216,400	2,501,584
CANADA - 2.9%
Communication Services - 2.9%
Diversified Telecommunication Services - 1.7%
Quebecor Inc Class B	71,100	1,624,231
Quebecor Inc Multiple Voting Shares	67,210	1,463,359
TELUS Corp	162,000	2,507,123
		5,594,713
Wireless Telecommunication Services - 1.2%
Rogers Communications Inc Class B (b)	142,400	3,954,817
TOTAL CANADA		9,549,530
CHINA - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV	34,500	7,437,855
FINLAND - 1.9%
Information Technology - 1.9%
Communications Equipment - 1.9%
Nokia Oyj ADR (b)	1,266,900	6,081,120
INDIA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Reliance Industries Ltd	240,400	3,315,399
KOREA (SOUTH) - 1.6%
Information Technology - 1.6%
Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co Ltd	141,450	5,298,059
NETHERLANDS - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	180,100	687,544
PUERTO RICO - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Liberty Latin America Ltd Class C (a)	228,600	1,533,906
SINGAPORE - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
STMicroelectronics NV depository receipt	176,800	4,365,192
SPAIN - 1.9%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Cellnex Telecom SA (c)(d)	86,115	3,067,753
Telefonica SA ADR	731,849	3,220,136

TOTAL SPAIN		6,287,889
SWEDEN - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson Class B ADR	209,600	1,727,104
SWITZERLAND - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Sunrise Communications AG ADR (b)	33,820	1,557,073
UNITED KINGDOM - 1.8%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.0%
BT Group PLC	1,415,100	2,844,527
Zegona Communications plc (a)	47,700	339,010
		3,183,537
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC ADR	286,481	2,523,898
TOTAL UNITED KINGDOM		5,707,435
UNITED STATES - 82.1%
Communication Services - 34.4%
Diversified Telecommunication Services - 19.0%
Anterix Inc (a)	148,700	5,799,300
AT&T Inc	588,000	16,117,080
GCI Liberty Inc Class A (a)(e)	112,300	1
Globalstar Inc (a)(b)	24,273	524,054
Iridium Communications Inc	73,000	2,303,880
Shenandoah Telecommunications Co	300	3,243
Verizon Communications Inc	862,301	37,165,173
		61,912,731
Entertainment - 0.1%
Spotify Technology SA (a)	800	486,408
Interactive Media & Services - 1.0%
Alphabet Inc Class A	12,100	2,060,388
Meta Platforms Inc Class A	1,700	1,135,940
		3,196,328
Media - 3.2%
Charter Communications Inc Class A (a)	15,100	5,489,907
Comcast Corp Class A	138,900	4,983,732
		10,473,639
Wireless Telecommunication Services - 11.1%
Gogo Inc (a)(b)	763,000	5,592,790
Spok Holdings Inc	1	17
T-Mobile US Inc	80,116	21,606,484
United States Cellular Corp (a)(b)	134,500	8,820,510
		36,019,801
TOTAL COMMUNICATION SERVICES		112,088,907

Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Amazon.com Inc (a)	4,500	955,260
Industrials - 0.3%
Ground Transportation - 0.3%
Uber Technologies Inc (a)	12,500	950,125
Information Technology - 36.2%
Communications Equipment - 5.1%
Motorola Solutions Inc	36,768	16,186,009
Viasat Inc (a)(b)	63,901	558,495
		16,744,504
IT Services - 0.9%
Amdocs Ltd	32,600	2,844,350
Semiconductors & Semiconductor Equipment - 13.1%
Marvell Technology Inc	239,000	21,944,980
Qorvo Inc (a)(b)	72,000	5,233,680
QUALCOMM Inc	94,350	14,828,990
Skyworks Solutions Inc	9,700	646,602
		42,654,252
Software - 0.5%
AppLovin Corp Class A (a)	5,400	1,758,995
Technology Hardware, Storage & Peripherals - 16.6%
Apple Inc	222,520	53,814,237
TOTAL INFORMATION TECHNOLOGY		117,816,338

Real Estate - 10.9%
Specialized REITs - 10.9%
American Tower Corp	129,592	26,646,707
Crown Castle Inc	34,201	3,218,314
SBA Communications Corp Class A	26,400	5,752,560
		35,617,581
TOTAL UNITED STATES		267,428,211
TOTAL COMMON STOCKS (Cost $217,369,054)		323,477,901

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.35	2,143,596	2,144,024
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	13,507,880	13,509,231
TOTAL MONEY MARKET FUNDS (Cost $15,653,255)			15,653,255

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $233,022,309)	339,131,156
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(13,341,262)
NET ASSETS - 100.0%	325,789,894

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,067,753 or 0.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,067,753 or 0.9% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	89,994,746	87,850,780	156,224	58	-	2,144,024	2,143,596	0.0%
Fidelity Securities Lending Cash Central Fund	13,115,605	165,051,580	164,657,954	41,755	-	-	13,509,231	13,507,880	0.1%
Total	13,115,605	255,046,326	252,508,734	197,979	58	-	15,653,255	15,651,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	139,913,868	136,158,570	3,755,297	1
Consumer Discretionary	955,260	955,260	-	-
Energy	3,315,399	-	3,315,399	-
Industrials	950,125	950,125	-	-
Information Technology	142,725,668	137,427,609	5,298,059	-
Real Estate	35,617,581	35,617,581	-	-

Money Market Funds	15,653,255	15,653,255	-	-
Total Investments in Securities:	339,131,156	326,762,400	12,368,755	1
Wireless Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $13,052,281) - See accompanying schedule:
Unaffiliated issuers (cost $217,369,054)	$323,477,901
Fidelity Central Funds (cost $15,653,255)	15,653,255

Total Investment in Securities (cost $233,022,309)		$339,131,156
Foreign currency held at value (cost $15)		15
Receivable for investments sold		661,240
Receivable for fund shares sold		32,764
Dividends receivable		177,843
Distributions receivable from Fidelity Central Funds		5,667
Prepaid expenses		197
Other receivables		15,779
Total assets		340,024,661
Liabilities
Payable for fund shares redeemed	$189,425
Accrued management fee	181,671
Other payables and accrued expenses	354,371
Collateral on securities loaned	13,509,300
Total liabilities		14,234,767
Net Assets		$325,789,894
Net Assets consist of:
Paid in capital		$202,174,731
Total accumulated earnings (loss)		123,615,163
Net Assets		$325,789,894
Net Asset Value, offering price and redemption price per share ($325,789,894 ÷ 25,338,545 shares)		$12.86
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$5,998,738
Income from Fidelity Central Funds (including $41,755 from security lending)		197,979
Total income		6,196,717
Expenses
Management fee	$2,200,964
Custodian fees and expenses	13,223
Independent trustees' fees and expenses	1,365
Registration fees	35,069
Audit fees	71,254
Legal	1,334
Miscellaneous	9,310
Total expenses before reductions	2,332,519
Expense reductions	(6,812)
Total expenses after reductions		2,325,707
Net Investment income (loss)		3,871,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $539,198)	39,072,503
Fidelity Central Funds	58
Foreign currency transactions	(694)
Total net realized gain (loss)		39,071,867
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $382,670)	11,500,814
Assets and liabilities in foreign currencies	1,551
Total change in net unrealized appreciation (depreciation)		11,502,365
Net gain (loss)		50,574,232
Net increase (decrease) in net assets resulting from operations		$54,445,242
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,871,010	$3,559,413
Net realized gain (loss)	39,071,867	13,398,132
Change in net unrealized appreciation (depreciation)	11,502,365	39,060,568
Net increase (decrease) in net assets resulting from operations	54,445,242	56,018,113
Distributions to shareholders	(28,765,762)	(7,837,214)

Share transactions
Proceeds from sales of shares	22,743,019	39,969,785
Reinvestment of distributions	26,521,050	7,189,424
Cost of shares redeemed	(73,260,275)	(73,439,523)

Net increase (decrease) in net assets resulting from share transactions	(23,996,206)	(26,280,314)
Total increase (decrease) in net assets	1,683,274	21,900,585

Net Assets
Beginning of period	324,106,620	302,206,035
End of period	$325,789,894	$324,106,620

Other Information
Shares
Sold	1,805,644	3,580,709
Issued in reinvestment of distributions	2,177,834	622,461
Redeemed	(5,874,258)	(6,688,166)
Net increase (decrease)	(1,890,780)	(2,484,996)

Financial Highlights
Wireless Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$10.17	$12.91	$13.34	$10.69
Income from Investment Operations
Net investment income (loss) B,C	.15	.12	.09	.10	.10
Net realized and unrealized gain (loss)	1.94	1.89	(1.95)	.54	3.50
Total from investment operations	2.09	2.01	(1.86)	.64	3.60
Distributions from net investment income	(.13)	(.11)	(.09)	(.09)	(.10)
Distributions from net realized gain	(1.00)	(.17)	(.79)	(.98)	(.86)
Total distributions	(1.13)	(.28)	(.88)	(1.07)	(.95) D
Net asset value, end of period	$12.86	$11.90	$10.17	$12.91	$13.34
Total Return E	18.31%	19.83%	(14.79)%	4.40%	36.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71%	.81%	.79%	.77%	.79%
Expenses net of fee waivers, if any	.71%	.80%	.79%	.77%	.79%
Expenses net of all reductions	.71%	.80%	.79%	.77%	.78%
Net investment income (loss)	1.18%	1.16%	.85%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$325,790	$324,107	$302,206	$403,566	$440,296
Portfolio turnover rate H	49%	22%	11%	30%	55%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements
For the period ended February 28, 2025

1. Organization.
Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$134,188,970
Gross unrealized depreciation	(29,917,760)
Net unrealized appreciation (depreciation)	$104,271,210
Tax Cost	$234,859,946

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,778,194
Undistributed long-term capital gain	$16,889,128
Net unrealized appreciation (depreciation) on securities and other investments	$104,265,739

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$3,194,254	$ 3,157,438
Long-term Capital Gains	25,571,508	4,679,776
Total	$28,765,762	$ 7,837,214

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Wireless Portfolio	159,370,566	200,586,742
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Wireless Portfolio	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Wireless Portfolio	.67

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Wireless Portfolio	6,069

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Wireless Portfolio	7,505,036	28,894,466	3,551,411
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Wireless Portfolio	501
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Wireless Portfolio	4,397	61	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,812.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Telecommunications Portfolio and Wireless Portfolio

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Telecommunications Portfolio and Wireless Portfolio (two of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Wireless Portfolio	$32,631,573
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Telecommunications Portfolio	0.21%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Wireless Portfolio	$85,685
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2024	July 2024	October 2024	December 2024
Telecommunications Portfolio
Class A	100%	100%	100%	100%
Class M	100%	100%	100%	100%
Class C	100%	100%	100%	100%
Telecommunications	100%	100%	100%	100%
Class I	100%	100%	100%	100%
Class Z	100%	100%	100%	100%
Wireless Portfolio
Wireless	100%			99%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2024	July 2024	October 2024	December 2024
Telecommunications Portfolio
Class A	100%	100%	100%	100%
Class M	100%	100%	100%	100%
Class C	100%	100%	100%	100%
Telecommunications	100%	100%	100%	100%
Class I	100%	100%	100%	100%
Class Z	100%	100%	100%	100%
Wireless Portfolio
Wireless	100%			100%

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.846050.118
SELTS-ANN-0425
Fidelity® Select Portfolios®
Information Technology Sector

Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio

Annual Report
February 28, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Enterprise Technology Services Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
IRELAND - 6.1%
Information Technology - 6.1%
IT Services - 6.1%
Accenture PLC Class A	317,380	110,606,930
ISRAEL - 1.2%
Information Technology - 1.2%
IT Services - 1.2%
Wix.com Ltd (a)(b)	110,700	22,216,383
UNITED STATES - 92.0%
Communication Services - 3.0%
Interactive Media & Services - 3.0%
Alphabet Inc Class A	209,200	35,622,576
Meta Platforms Inc Class A	28,299	18,909,392
		54,531,968
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Amazon.com Inc (a)	63,800	13,543,464
Financials - 56.9%
Financial Services - 56.9%
Affirm Holdings Inc Class A (a)(b)	194,100	12,451,515
Block Inc Class A (a)	821,300	53,630,890
Fidelity National Information Services Inc (b)	245,300	17,445,736
Fiserv Inc (a)	377,717	89,024,120
Mastercard Inc Class A	570,400	328,727,224
Paymentus Holdings Inc Class A (a)	278,900	7,641,860
PayPal Holdings Inc (a)	463,340	32,920,307
Toast Inc Class A (a)(b)	876,700	33,840,620
Visa Inc Class A	1,241,348	450,249,333
Western Union Co/The	4,800	51,984
		1,025,983,589
Industrials - 11.2%
Professional Services - 11.2%
Automatic Data Processing Inc	222,775	70,214,225
ExlService Holdings Inc (a)	1,307,693	63,357,726
Genpact Ltd	636,641	33,882,033
Paycom Software Inc (b)	160,400	35,202,988
		202,656,972
Information Technology - 20.2%
IT Services - 18.4%
Cloudflare Inc Class A (a)	110,500	16,055,650
Cognizant Technology Solutions Corp Class A	842,200	70,180,526
EPAM Systems Inc (a)	108,500	22,366,190
Gartner Inc (a)	28,300	14,102,456
GoDaddy Inc Class A (a)	240,500	43,169,750
IBM Corporation	216,900	54,754,236
Kyndryl Holdings Inc (a)	1,416,900	53,955,552
Okta Inc Class A (a)	463,000	41,896,870
Snowflake Inc Class A (a)	85,000	15,053,500
		331,534,730
Software - 1.8%
Datadog Inc Class A (a)	122,500	14,277,375
Monday.com Ltd (a)	60,500	17,954,585
		32,231,960
TOTAL INFORMATION TECHNOLOGY		363,766,690

TOTAL UNITED STATES		1,660,482,683
TOTAL COMMON STOCKS (Cost $857,951,066)		1,793,305,996

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	117,733	117,756
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	2,090,046	2,090,255
TOTAL MONEY MARKET FUNDS (Cost $2,208,011)			2,208,011

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $860,159,077)	1,795,514,007
NET OTHER ASSETS (LIABILITIES) - 0.6%	10,770,505
NET ASSETS - 100.0%	1,806,284,512

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,207,948	274,484,330	276,574,760	133,554	238	-	117,756	117,733	0.0%
Fidelity Securities Lending Cash Central Fund	447,422,090	510,081,723	955,413,558	104,501	-	-	2,090,255	2,090,046	0.0%
Total	449,630,038	784,566,053	1,231,988,318	238,055	238	-	2,208,011	2,207,779

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	54,531,968	54,531,968	-	-
Consumer Discretionary	13,543,464	13,543,464	-	-
Financials	1,025,983,589	1,025,983,589	-	-
Industrials	202,656,972	202,656,972	-	-
Information Technology	496,590,003	496,590,003	-	-

Money Market Funds	2,208,011	2,208,011	-	-
Total Investments in Securities:	1,795,514,007	1,795,514,007	-	-
Enterprise Technology Services Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $2,081,997) - See accompanying schedule:
Unaffiliated issuers (cost $857,951,066)	$1,793,305,996
Fidelity Central Funds (cost $2,208,011)	2,208,011

Total Investment in Securities (cost $860,159,077)		$1,795,514,007
Receivable for investments sold		34,341,615
Receivable for fund shares sold		349,402
Dividends receivable		1,154,519
Distributions receivable from Fidelity Central Funds		4,340
Prepaid expenses		998
Other receivables		26,853
Total assets		1,831,391,734
Liabilities
Payable for investments purchased	$20,975,036
Payable for fund shares redeemed	1,021,259
Accrued management fee	989,039
Other payables and accrued expenses	47,722
Collateral on securities loaned	2,074,166
Total liabilities		25,107,222
Net Assets		$1,806,284,512
Net Assets consist of:
Paid in capital		$685,855,488
Total accumulated earnings (loss)		1,120,429,024
Net Assets		$1,806,284,512
Net Asset Value, offering price and redemption price per share ($1,806,284,512 ÷ 28,170,930 shares)		$64.12
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$12,910,696
Income from Fidelity Central Funds (including $104,501 from security lending)		238,055
Total income		13,148,751
Expenses
Management fee	$11,518,961
Custodian fees and expenses	48,888
Independent trustees' fees and expenses	7,534
Registration fees	37,773
Audit fees	48,779
Legal	1,756
Interest	44,448
Miscellaneous	44,063
Total expenses before reductions	11,752,202
Expense reductions	(42,136)
Total expenses after reductions		11,710,066
Net Investment income (loss)		1,438,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	415,577,494
Fidelity Central Funds	238
Foreign currency transactions	(2,868)
Total net realized gain (loss)		415,574,864
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(207,466,128)
Assets and liabilities in foreign currencies	(782)
Total change in net unrealized appreciation (depreciation)		(207,466,910)
Net gain (loss)		208,107,954
Net increase (decrease) in net assets resulting from operations		$209,546,639
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,438,685	$167,692
Net realized gain (loss)	415,574,864	210,708,471
Change in net unrealized appreciation (depreciation)	(207,466,910)	247,638,699
Net increase (decrease) in net assets resulting from operations	209,546,639	458,514,862
Distributions to shareholders	(305,007,902)	(74,933,727)

Share transactions
Proceeds from sales of shares	60,805,283	55,557,176
Reinvestment of distributions	284,701,874	69,939,298
Cost of shares redeemed	(515,057,791)	(524,249,094)

Net increase (decrease) in net assets resulting from share transactions	(169,550,634)	(398,752,620)
Total increase (decrease) in net assets	(265,011,897)	(15,171,485)

Net Assets
Beginning of period	2,071,296,409	2,086,467,894
End of period	$1,806,284,512	$2,071,296,409

Other Information
Shares
Sold	968,553	936,909
Issued in reinvestment of distributions	4,668,986	1,127,919
Redeemed	(8,447,276)	(8,907,818)
Net increase (decrease)	(2,809,737)	(6,842,990)

Financial Highlights
Enterprise Technology Services Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$66.86	$55.16	$70.27	$93.94	$73.62
Income from Investment Operations
Net investment income (loss) B,C	.05	- D	.02	(.27)	(.09)
Net realized and unrealized gain (loss)	8.28	14.08	(7.56)	(10.44)	25.34
Total from investment operations	8.33	14.08	(7.54)	(10.71)	25.25
Distributions from net investment income	(.04)	- D	(.01)	-	(.01)
Distributions from net realized gain	(11.03)	(2.37)	(7.55)	(12.96)	(4.93)
Total distributions	(11.07)	(2.38) E	(7.57) E	(12.96)	(4.93) E
Net asset value, end of period	$64.12	$66.86	$55.16	$70.27	$93.94
Total Return F	14.01%	25.85%	(11.88)%	(13.31)%	34.67%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66%	.73%	.73%	.70%	.72%
Expenses net of fee waivers, if any	.66%	.72%	.73%	.70%	.72%
Expenses net of all reductions	.66%	.72%	.73%	.70%	.72%
Net investment income (loss)	.08%	.01%	.03%	(.29)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,806,285	$2,071,296	$2,086,468	$2,873,839	$4,135,311
Portfolio turnover rate I	63%	35%	43%	41%	31%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Semiconductors Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 95.1%
	Shares	Value ($)
CHINA - 4.8%
Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
NXP Semiconductors NV	4,290,630	925,016,922
ISRAEL - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Nova Ltd (b)(c)(d)	1,732,352	414,343,951
JAPAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Allegro MicroSystems Inc (b)(c)	8,906,642	198,618,117
Kioxia Holdings Corp (b)(c)	5,007,400	89,170,206

TOTAL JAPAN		287,788,323
NETHERLANDS - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV depository receipt	806,303	571,733,331
TAIWAN - 8.6%
Information Technology - 8.6%
Semiconductors & Semiconductor Equipment - 8.6%
Silicon Motion Technology Corp ADR	1,220,400	68,464,440
Taiwan Semiconductor Manufacturing Co Ltd ADR	8,805,115	1,589,587,411

TOTAL TAIWAN		1,658,051,851
UNITED STATES - 75.0%
Information Technology - 75.0%
Communications Equipment - 0.4%
Lumentum Holdings Inc (c)	1,172,700	82,475,991
Electronic Equipment, Instruments & Components - 0.3%
Aeva Technologies Inc (b)(c)	219,560	786,025
Coherent Corp (c)	653,962	49,171,403
		49,957,428
Semiconductors & Semiconductor Equipment - 70.2%
Alpha & Omega Semiconductor Ltd (c)	513,296	15,542,603
Analog Devices Inc	195,600	44,999,736
Astera Labs Inc (c)	2,945,442	218,993,613
Broadcom Inc	7,690,062	1,533,629,065
Enphase Energy Inc (c)	310,817	17,819,139
GlobalFoundries Inc (b)(c)	22,520,795	873,131,222
Impinj Inc (b)(c)	1,410,366	136,325,978
Lam Research Corp	12,264,943	941,211,726
Lattice Semiconductor Corp (c)	737,176	45,955,552
MACOM Technology Solutions Holdings Inc (c)	2,688,964	311,005,576
Marvell Technology Inc	14,704,759	1,350,190,971
Micron Technology Inc	10,100,854	945,742,960
Monolithic Power Systems Inc	1,539,318	940,538,691
NVIDIA Corp	38,404,580	4,797,500,134
ON Semiconductor Corp (c)	19,843,186	933,621,901
Synaptics Inc (c)	1,519,828	100,521,424
Teradyne Inc	2,661,980	292,445,123
Wolfspeed Inc (b)(c)	418,400	2,418,351
		13,501,593,765
Software - 0.6%
Celestial AI Inc (e)(f)	26,549	393,341
Synopsys Inc (c)	262,931	120,233,088
		120,626,429
Technology Hardware, Storage & Peripherals - 3.5%
Sandisk Corp/DE	3,807,327	178,373,270
Western Digital Corp (c)	10,000,281	489,313,749
		667,687,019
TOTAL UNITED STATES		14,422,340,632
TOTAL COMMON STOCKS (Cost $11,086,258,502)		18,279,275,010

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc (e)(f)	144,600	7,940,478
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (e)(f)	1,368,700	5,048,584
UNITED STATES - 0.6%
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (c)(e)(f)	85,500	1,081,575
Tenstorrent Holdings Inc Series C1 (c)(e)(f)	17,041	1,268,532
Tenstorrent Holdings Inc Series D1 (e)(f)	149,736	11,805,186
Tenstorrent Holdings Inc Series D2 (e)(f)	8,522	648,439
		14,803,732
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Frore Systems Inc Series C (e)(f)	1,078,255	16,799,213
Menlo Microsystems Inc Series C (c)(e)(f)	739,500	428,910
		17,228,123
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (c)(e)(f)	444,283	8,232,564
Retym Inc Series C (c)(e)(f)	458,946	4,603,228
Retym Inc Series D (f)	113,854	1,205,714
SiMa Technologies Inc Series B (c)(e)(f)	309,900	1,877,994
SiMa Technologies Inc Series B1 (c)(e)(f)	163,147	1,163,238
		17,082,738
Software - 0.1%
Celestial AI Inc Series A (e)(f)	169,279	2,507,987
Celestial AI Inc Series B (e)(f)	127,379	1,887,208
Celestial AI Inc Series C1 (e)(f)	510,250	8,893,760
Lyte Ai Inc (e)(f)	246,000	3,106,980
		16,395,935
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc Series C1 (c)(e)(f)	271,273	17,670,724
Lightmatter Inc Series C2 (c)(e)(f)	42,610	2,826,321
Lightmatter Inc Series D (e)(f)	166,400	13,360,257
		33,857,302
TOTAL INFORMATION TECHNOLOGY		84,564,098

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(e)(f)	189,999	4,734,775
TOTAL UNITED STATES		104,102,605
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $102,285,388)		117,091,667

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (e)(f) (Cost $461,685)	461,685	476,253

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.35	416,570,489	416,653,803
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	240,711,882	240,735,953
TOTAL MONEY MARKET FUNDS (Cost $657,389,755)			657,389,756

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $11,846,395,330)	19,054,232,686
NET OTHER ASSETS (LIABILITIES) - 0.9%	170,218,195
NET ASSETS - 100.0%	19,224,450,881

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $116,755,547 or 0.6% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	1,091,048

Alif Semiconductor Series C	3/08/22	9,018,296

Celestial AI Inc	2/25/25	393,342

Celestial AI Inc Series A	2/25/25	2,507,987

Celestial AI Inc Series B	2/25/25	1,887,209

Celestial AI Inc Series C1	2/25/25	8,893,760

Diamond Foundry Inc Series C	3/15/21	4,559,976

Element Labs Inc Series A	2/11/25	5,048,584

Frore Systems Inc Series C	5/10/24	17,327,989

Lightmatter Inc Series C1	5/19/23	4,464,286

Lightmatter Inc Series C2	12/18/23	1,107,937

Lightmatter Inc Series D	10/11/24	13,350,355

Lyte Ai Inc	8/13/24	3,120,781

Menlo Microsystems Inc Series C	2/09/22	980,207

Retym Inc Series C	5/17/23 - 6/20/23	3,571,426

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	461,685

SiMa Technologies Inc Series B	5/10/21	1,588,981

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	1,156,859

Taalas Inc	2/19/25	7,940,478

Tenstorrent Holdings Inc Series C1	4/23/21	1,013,198

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	11,803,157

Tenstorrent Holdings Inc Series D2	7/17/24	647,502

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	920,435,879	7,173,365,619	7,677,166,371	16,674,183	18,675	1	416,653,803	416,570,489	0.8%
Fidelity Securities Lending Cash Central Fund	342,913,600	3,490,289,193	3,592,466,840	4,341,795	-	-	240,735,953	240,711,882	1.0%
Total	1,263,349,479	10,663,654,812	11,269,633,211	21,015,978	18,675	1	657,389,756	657,282,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Impinj Inc	206,118,673	19,912,496	135,162,805	-	65,376,675	(19,919,061)	-	-
Nova Ltd	209,549,802	111,302,510	-	-	-	93,491,639	414,343,951	1,732,352
Total	415,668,475	131,215,006	135,162,805	-	65,376,675	73,572,578	414,343,951	1,732,352

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	18,279,275,010	18,189,711,463	89,170,206	393,341

Convertible Preferred Stocks
Financials	14,803,732	-	-	14,803,732
Industrials	5,048,584	-	-	5,048,584
Information Technology	92,504,576	-	-	92,504,576
Materials	4,734,775	-	-	4,734,775

Preferred Securities
Information Technology	476,253	-	-	476,253

Money Market Funds	657,389,756	657,389,756	-	-
Total Investments in Securities:	19,054,232,686	18,847,101,219	89,170,206	117,961,261
Semiconductors Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $302,288,348) - See accompanying schedule:
Unaffiliated issuers (cost $10,965,296,661)	$17,982,498,979
Fidelity Central Funds (cost $657,389,755)	657,389,756
Other affiliated issuers (cost $223,708,914)	414,343,951

Total Investment in Securities (cost $11,846,395,330)		$19,054,232,686
Receivable for investments sold		723,382,288
Receivable for fund shares sold		13,054,315
Dividends receivable		409,560
Distributions receivable from Fidelity Central Funds		948,711
Prepaid expenses		12,215
Other receivables		787,347
Total assets		19,792,827,122
Liabilities
Payable for investments purchased	$268,659,849
Payable for fund shares redeemed	47,697,518
Accrued management fee	10,507,949
Other payables and accrued expenses	774,973
Collateral on securities loaned	240,735,952
Total liabilities		568,376,241
Net Assets		$19,224,450,881
Net Assets consist of:
Paid in capital		$11,377,702,387
Total accumulated earnings (loss)		7,846,748,494
Net Assets		$19,224,450,881
Net Asset Value, offering price and redemption price per share ($19,224,450,881 ÷ 613,479,878 shares)		$31.34
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$83,452,409
Income from Fidelity Central Funds (including $4,341,795 from security lending)		21,015,978
Total income		104,468,387
Expenses
Management fee	$119,994,429
Custodian fees and expenses	109,580
Independent trustees' fees and expenses	77,164
Registration fees	588,238
Audit fees	52,042
Legal	9,320
Interest	158,106
Miscellaneous	247,063
Total expenses before reductions	121,235,942
Expense reductions	(297,851)
Total expenses after reductions		120,938,091
Net Investment income (loss)		(16,469,704)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,597,589,786
Fidelity Central Funds	18,675
Other affiliated issuers	65,376,675
Foreign currency transactions	(137,971)
Total net realized gain (loss)		1,662,847,165
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(19,410,119)
Fidelity Central Funds	1
Other affiliated issuers	73,572,578
Assets and liabilities in foreign currencies	525
Total change in net unrealized appreciation (depreciation)		54,162,985
Net gain (loss)		1,717,010,150
Net increase (decrease) in net assets resulting from operations		$1,700,540,446
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(16,469,704)	$4,632,908
Net realized gain (loss)	1,662,847,165	1,588,066,751
Change in net unrealized appreciation (depreciation)	54,162,985	4,298,071,324
Net increase (decrease) in net assets resulting from operations	1,700,540,446	5,890,770,983
Distributions to shareholders	(790,458,959)	(818,861,039)

Share transactions
Proceeds from sales of shares	6,975,631,349	5,210,253,621
Reinvestment of distributions	732,460,191	757,212,266
Cost of shares redeemed	(5,119,939,051)	(3,077,611,474)

Net increase (decrease) in net assets resulting from share transactions	2,588,152,489	2,889,854,413
Total increase (decrease) in net assets	3,498,233,976	7,961,764,357

Net Assets
Beginning of period	15,726,216,905	7,764,452,548
End of period	$19,224,450,881	$15,726,216,905

Other Information
Shares
Sold	209,724,121	214,100,253
Issued in reinvestment of distributions	21,851,438	31,650,582
Redeemed	(154,884,824)	(127,112,760)
Net increase (decrease)	76,690,735	118,638,075

Financial Highlights
Semiconductors Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.30	$18.57	$20.23	$17.59	$11.47
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.01	.03	.01	.07
Net realized and unrealized gain (loss)	3.40	12.47	(.71)	4.30	7.37
Total from investment operations	3.37	12.48	(.68)	4.31	7.44
Distributions from net investment income	-	(.02)	(.03)	(.01)	(.08)
Distributions from net realized gain	(1.33)	(1.72)	(.95)	(1.66)	(1.24)
Total distributions	(1.33)	(1.75) D	(.98)	(1.67)	(1.32)
Net asset value, end of period	$31.34	$29.30	$18.57	$20.23	$17.59
Total Return E	11.22%	69.34%	(2.91)%	24.57%	70.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.68%	.69%	.68%	.70%
Expenses net of fee waivers, if any	.62%	.67%	.69%	.67%	.70%
Expenses net of all reductions	.62%	.67%	.69%	.67%	.69%
Net investment income (loss)	(.08)%	.04%	.17%	.03%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$19,224,451	$15,726,217	$7,764,453	$8,426,923	$5,717,786
Portfolio turnover rate H	59%	32%	35%	33%	87%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Software and IT Services Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (a)	282,800	31,673,600
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	25,200	1
TOTAL CANADA		31,673,601
FRANCE - 1.1%
Information Technology - 1.1%
IT Services - 1.1%
Capgemini SE	741,700	115,175,370
IRELAND - 2.3%
Information Technology - 2.3%
IT Services - 2.3%
Accenture PLC Class A	678,200	236,352,700
UNITED STATES - 95.4%
Communication Services - 3.3%
Interactive Media & Services - 3.3%
Alphabet Inc Class A	1,301,400	221,602,392
Meta Platforms Inc Class A	61,800	41,294,760
ZoomInfo Technologies Inc (a)	6,687,862	77,980,471
		340,877,623
Financials - 5.6%
Financial Services - 5.6%
Block Inc Class A (a)	1,682,127	109,842,893
Mastercard Inc Class A	349,100	201,189,821
Toast Inc Class A (a)	1,185,096	45,744,706
Visa Inc Class A	598,820	217,198,002
		573,975,422
Industrials - 0.2%
Professional Services - 0.2%
Paycom Software Inc	112,100	24,602,587
Information Technology - 86.3%
IT Services - 12.3%
Akamai Technologies Inc (a)	707,045	57,044,390
Cloudflare Inc Class A (a)	1,427,249	207,379,280
Cognizant Technology Solutions Corp Class A	1,851,700	154,302,161
EPAM Systems Inc (a)	664,125	136,902,727
MongoDB Inc Class A (a)	703,100	188,030,033
Okta Inc Class A (a)	1,861,691	168,464,419
Snowflake Inc Class A (a)	1,023,100	181,191,010
Twilio Inc Class A (a)	1,443,329	173,098,447
		1,266,412,467
Software - 74.0%
Adobe Inc (a)	1,469,300	644,376,208
Amplitude Inc Class A (a)	8,223,576	103,534,822
Atlassian Corp Class A (a)	834,050	237,087,053
Autodesk Inc (a)	1,229,600	337,168,616
BILL Holdings Inc (a)	959,000	52,936,800
BlackLine Inc (a)	2,274,000	109,834,200
Cadence Design Systems Inc (a)	433,900	108,691,950
Confluent Inc Class A (a)	3,230,185	102,526,072
Crowdstrike Holdings Inc Class A (a)	299,686	116,775,647
Datadog Inc Class A (a)	1,319,532	153,791,455
Dynatrace Inc (a)	227,100	13,001,475
Elastic NV (a)	1,481,353	172,370,235
Five9 Inc (a)	3,482,000	126,048,400
Gen Digital Inc	2,623,918	71,711,679
HubSpot Inc (a)	336,814	243,849,968
Intuit Inc	418,258	256,743,491
Microsoft Corp	6,339,502	2,516,718,899
Oracle Corp	1,435,327	238,350,402
Palo Alto Networks Inc (a)	1,403,600	267,287,548
PTC Inc (a)	255,289	41,772,939
RingCentral Inc Class A (a)	521,800	14,845,210
SailPoint Inc (c)	57,600	1,382,400
Salesforce Inc	2,993,084	891,490,069
Synopsys Inc (a)	267,100	122,139,488
Tenable Holdings Inc (a)	3,671,828	140,043,520
Unity Software Inc (a)	4,407,085	112,997,659
Workday Inc Class A (a)	1,024,300	269,739,162
Workiva Inc Class A (a)	1,403,570	122,840,446
		7,590,055,813
TOTAL INFORMATION TECHNOLOGY		8,856,468,280

TOTAL UNITED STATES		9,795,923,912
TOTAL COMMON STOCKS (Cost $4,497,704,483)		10,179,125,583

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.35	90,537,971	90,556,079
Fidelity Securities Lending Cash Central Fund (d)(e)	4.35	1,394,236	1,394,375
TOTAL MONEY MARKET FUNDS (Cost $91,950,454)			91,950,454

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,589,654,937)	10,271,076,037
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,050,169)
NET ASSETS - 100.0%	10,268,025,868

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	480,172,960	1,381,472,139	1,771,094,070	12,748,926	5,050	-	90,556,079	90,537,971	0.2%
Fidelity Securities Lending Cash Central Fund	143,218,575	710,070,404	851,894,604	43,090	-	-	1,394,375	1,394,236	0.0%
Total	623,391,535	2,091,542,543	2,622,988,674	12,792,016	5,050	-	91,950,454	91,932,207

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Everbridge Inc	58,877,929	-	72,894,500	-	(8,608,927)	22,625,498	-	-
Five9 Inc	125,486,455	79,818,434	20,937,725	-	(29,987,437)	(28,331,327)	-	-
Total	184,364,384	79,818,434	93,832,225	-	(38,596,364)	(5,705,829)	-	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	340,877,623	340,877,623	-	-
Financials	573,975,422	573,975,422	-	-
Industrials	24,602,587	24,602,587	-	-
Information Technology	9,239,669,951	9,124,494,580	115,175,370	1

Money Market Funds	91,950,454	91,950,454	-	-
Total Investments in Securities:	10,271,076,037	10,155,900,666	115,175,370	1
Software and IT Services Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $1,380,000) - See accompanying schedule:
Unaffiliated issuers (cost $4,497,704,483)	$10,179,125,583
Fidelity Central Funds (cost $91,950,454)	91,950,454

Total Investment in Securities (cost $4,589,654,937)		$10,271,076,037
Foreign currency held at value (cost $258,224)		260,193
Receivable for investments sold		6,299,681
Receivable for fund shares sold		1,414,916
Dividends receivable		6,351,335
Distributions receivable from Fidelity Central Funds		488,157
Prepaid expenses		6,378
Other receivables		592,713
Total assets		10,286,489,410
Liabilities
Payable for fund shares redeemed	$11,006,250
Accrued management fee	5,528,954
Other payables and accrued expenses	533,963
Collateral on securities loaned	1,394,375
Total liabilities		18,463,542
Net Assets		$10,268,025,868
Net Assets consist of:
Paid in capital		$4,434,527,646
Total accumulated earnings (loss)		5,833,498,222
Net Assets		$10,268,025,868
Net Asset Value, offering price and redemption price per share ($10,268,025,868 ÷ 381,726,146 shares)		$26.90
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$45,177,119
Income from Fidelity Central Funds (including $43,090 from security lending)		12,792,016
Total income		57,969,135
Expenses
Management fee	$67,595,395
Custodian fees and expenses	59,872
Independent trustees' fees and expenses	46,140
Registration fees	71,308
Audit fees	77,346
Legal	7,382
Miscellaneous	171,408
Total expenses before reductions	68,028,851
Expense reductions	(252,451)
Total expenses after reductions		67,776,400
Net Investment income (loss)		(9,807,265)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,199,238,379
Fidelity Central Funds	5,050
Other affiliated issuers	(38,596,364)
Foreign currency transactions	3,896
Total net realized gain (loss)		1,160,650,961
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,024,461,255)
Affiliated issuers	(5,705,829)
Assets and liabilities in foreign currencies	(21,408)
Total change in net unrealized appreciation (depreciation)		(1,030,188,492)
Net gain (loss)		130,462,469
Net increase (decrease) in net assets resulting from operations		$120,655,204
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,807,265)	$(1,675,616)
Net realized gain (loss)	1,160,650,961	1,115,912,605
Change in net unrealized appreciation (depreciation)	(1,030,188,492)	3,065,925,447
Net increase (decrease) in net assets resulting from operations	120,655,204	4,180,162,436
Distributions to shareholders	(1,084,631,963)	(853,130,530)

Share transactions
Proceeds from sales of shares	547,725,500	1,044,476,423
Reinvestment of distributions	1,002,356,657	789,532,155
Cost of shares redeemed	(2,713,093,866)	(1,441,065,490)

Net increase (decrease) in net assets resulting from share transactions	(1,163,011,709)	392,943,088
Total increase (decrease) in net assets	(2,126,988,468)	3,719,974,994

Net Assets
Beginning of period	12,395,014,336	8,675,039,342
End of period	$10,268,025,868	$12,395,014,336

Other Information
Shares
Sold	19,538,604	39,764,499
Issued in reinvestment of distributions	35,649,285	28,583,318
Redeemed	(98,460,572)	(56,149,399)
Net increase (decrease)	(43,272,683)	12,198,418

Financial Highlights
Software and IT Services Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.16	$21.02	$26.33	$27.31	$19.90
Income from Investment Operations
Net investment income (loss) B,C	(.02)	- D	- D	(.05)	(.03)
Net realized and unrealized gain (loss)	.65	10.28	(3.53)	1.03	8.82
Total from investment operations	.63	10.28	(3.53)	.98	8.79
Distributions from net investment income	-	-	-	-	(.15)
Distributions from net realized gain	(2.89)	(2.14)	(1.78)	(1.96)	(1.23)
Total distributions	(2.89)	(2.14)	(1.78)	(1.96)	(1.38)
Net asset value, end of period	$26.90	$29.16	$21.02	$26.33	$27.31
Total Return E	1.87%	49.47%	(13.67)%	2.98%	45.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.68%	.69%	.67%	.70%
Expenses net of fee waivers, if any	.62%	.67%	.69%	.67%	.70%
Expenses net of all reductions	.62%	.67%	.69%	.67%	.69%
Net investment income (loss)	(.09)%	(.02)%	(.01)%	(.17)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,268,026	$12,395,014	$8,675,039	$11,268,291	$11,894,544
Portfolio turnover rate H	14%	31%	4%	10%	22%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Tech Hardware Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
CHINA - 4.9%
Information Technology - 4.9%
Technology Hardware, Storage & Peripherals - 4.9%
Xiaomi Corp B Shares (a)(b)(c)	7,719,432	51,677,871
FINLAND - 0.9%
Information Technology - 0.9%
Communications Equipment - 0.9%
Nokia Oyj	2,044,022	9,820,244
JAPAN - 18.6%
Communication Services - 4.9%
Entertainment - 4.9%
Nintendo Co Ltd	692,390	51,691,633
Consumer Discretionary - 10.4%
Household Durables - 10.4%
Sony Group Corp	4,331,929	108,368,806
Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	541,850	9,047,000
Technology Hardware, Storage & Peripherals - 2.5%
FUJIFILM Holdings Corp (d)	1,268,388	25,814,483
TOTAL INFORMATION TECHNOLOGY		34,861,483

TOTAL JAPAN		194,921,922
KOREA (SOUTH) - 9.7%
Information Technology - 9.7%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	98,187	13,042,656
Technology Hardware, Storage & Peripherals - 8.5%
Samsung Electronics Co Ltd	2,382,252	89,228,077
TOTAL KOREA (SOUTH)		102,270,733
TAIWAN - 3.3%
Information Technology - 3.3%
Communications Equipment - 0.4%
Accton Technology Corp	215,905	4,413,317
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Co Ltd	1,001,337	30,438,363
TOTAL TAIWAN		34,851,680
UNITED STATES - 60.2%
Communication Services - 3.5%
Interactive Media & Services - 3.5%
Alphabet Inc Class A	146,761	24,990,463
Meta Platforms Inc Class A	18,148	12,126,494
		37,116,957
Consumer Discretionary - 1.8%
Household Durables - 1.8%
Garmin Ltd	82,165	18,810,033
Information Technology - 54.9%
Communications Equipment - 26.2%
Arista Networks Inc	793,106	73,798,513
Ciena Corp (a)	213,779	17,010,395
Cisco Systems Inc	1,941,421	124,464,501
Extreme Networks Inc (a)	453,133	7,000,905
Motorola Solutions Inc	118,262	52,061,298
		274,335,612
Electronic Equipment, Instruments & Components - 5.8%
Insight Enterprises Inc (a)	68,045	10,470,764
TD SYNNEX Corp	196,628	27,034,384
Zebra Technologies Corp Class A (a)	73,616	23,192,721
		60,697,869
Semiconductors & Semiconductor Equipment - 0.8%
Marvell Technology Inc	96,481	8,858,885
Software - 4.5%
Microsoft Corp	57,681	22,898,780
Palo Alto Networks Inc (a)	126,068	24,007,129
		46,905,909
Technology Hardware, Storage & Peripherals - 17.6%
Apple Inc	337,847	81,704,918
Dell Technologies Inc Class C	303,918	31,230,614
Pure Storage Inc Class A (a)(d)	444,297	23,312,264
Sandisk Corp/DE	195,842	9,175,198
Super Micro Computer Inc (a)(d)	190,369	7,892,699
Western Digital Corp (a)	638,742	31,253,646
		184,569,339
TOTAL INFORMATION TECHNOLOGY		575,367,614

TOTAL UNITED STATES		631,294,604
TOTAL COMMON STOCKS (Cost $647,663,801)		1,024,837,054

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Vast Data Ltd Series A (a)(e)(f)	5,512	124,240
Vast Data Ltd Series A1 (a)(e)(f)	13,567	305,800
Vast Data Ltd Series A2 (a)(e)(f)	15,607	351,783
Vast Data Ltd Series B (a)(e)(f)	12,418	279,902
Vast Data Ltd Series C (a)(e)(f)	362	8,159
Vast Data Ltd Series E (a)(e)(f)	11,867	267,482

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $783,200)		1,337,366

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.35	12,499,293	12,501,793
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	6,877,637	6,878,325
TOTAL MONEY MARKET FUNDS (Cost $19,380,118)			19,380,118

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $667,827,119)	1,045,554,538
NET OTHER ASSETS (LIABILITIES) - 0.5%	5,211,714
NET ASSETS - 100.0%	1,050,766,252

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,677,871 or 4.9% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $51,677,871 or 4.9% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,337,366 or 0.1% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Vast Data Ltd Series A	11/28/23	60,632

Vast Data Ltd Series A1	11/28/23	149,237

Vast Data Ltd Series A2	11/28/23	171,677

Vast Data Ltd Series B	11/28/23	136,598

Vast Data Ltd Series C	11/28/23	3,982

Vast Data Ltd Series E	11/28/23	261,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,916,079	246,370,180	235,786,119	471,026	1,653	-	12,501,793	12,499,293	0.0%
Fidelity Securities Lending Cash Central Fund	3,339,525	324,694,052	321,155,252	8,244	-	-	6,878,325	6,877,637	0.0%
Total	5,255,604	571,064,232	556,941,371	479,270	1,653	-	19,380,118	19,376,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	88,808,590	37,116,957	51,691,633	-
Consumer Discretionary	127,178,839	18,810,033	108,368,806	-
Information Technology	808,849,625	579,780,931	229,068,694	-

Convertible Preferred Stocks
Information Technology	1,337,366	-	-	1,337,366

Money Market Funds	19,380,118	19,380,118	-	-
Total Investments in Securities:	1,045,554,538	655,088,039	389,129,133	1,337,366
Tech Hardware Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $6,549,222) - See accompanying schedule:
Unaffiliated issuers (cost $648,447,001)	$1,026,174,420
Fidelity Central Funds (cost $19,380,118)	19,380,118

Total Investment in Securities (cost $667,827,119)		$1,045,554,538
Foreign currency held at value (cost $17)		17
Receivable for investments sold		101,673,374
Receivable for fund shares sold		688,462
Dividends receivable		792,243
Distributions receivable from Fidelity Central Funds		22,159
Prepaid expenses		597
Other receivables		219,155
Total assets		1,148,950,545
Liabilities
Payable for investments purchased	$90,085,889
Payable for fund shares redeemed	508,741
Accrued management fee	593,439
Other payables and accrued expenses	117,899
Collateral on securities loaned	6,878,325
Total liabilities		98,184,293
Net Assets		$1,050,766,252
Net Assets consist of:
Paid in capital		$600,223,519
Total accumulated earnings (loss)		450,542,733
Net Assets		$1,050,766,252
Net Asset Value, offering price and redemption price per share ($1,050,766,252 ÷ 9,391,171 shares)		$111.89
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$11,186,015
Income from Fidelity Central Funds (including $8,244 from security lending)		479,270
Total income		11,665,285
Expenses
Management fee	$6,697,739
Custodian fees and expenses	49,283
Independent trustees' fees and expenses	4,069
Registration fees	33,468
Audit fees	45,926
Legal	4,977
Interest	8,673
Miscellaneous	17,435
Total expenses before reductions	6,861,570
Expense reductions	(18,886)
Total expenses after reductions		6,842,684
Net Investment income (loss)		4,822,601
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	144,055,607
Fidelity Central Funds	1,653
Foreign currency transactions	(262,524)
Total net realized gain (loss)		143,794,736
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	36,088,743
Assets and liabilities in foreign currencies	(162,633)
Total change in net unrealized appreciation (depreciation)		35,926,110
Net gain (loss)		179,720,846
Net increase (decrease) in net assets resulting from operations		$184,543,447
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,822,601	$4,730,408
Net realized gain (loss)	143,794,736	39,335,215
Change in net unrealized appreciation (depreciation)	35,926,110	180,630,046
Net increase (decrease) in net assets resulting from operations	184,543,447	224,695,669
Distributions to shareholders	(72,715,843)	(4,572,286)

Share transactions
Proceeds from sales of shares	71,324,758	107,160,534
Reinvestment of distributions	67,562,979	4,269,833
Cost of shares redeemed	(127,167,619)	(121,290,777)

Net increase (decrease) in net assets resulting from share transactions	11,720,118	(9,860,410)
Total increase (decrease) in net assets	123,547,722	210,262,973

Net Assets
Beginning of period	927,218,530	716,955,557
End of period	$1,050,766,252	$927,218,530

Other Information
Shares
Sold	646,679	1,233,562
Issued in reinvestment of distributions	615,959	45,717
Redeemed	(1,166,718)	(1,366,781)
Net increase (decrease)	95,920	(87,502)

Financial Highlights
Tech Hardware Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$99.75	$76.41	$101.48	$114.74	$78.64
Income from Investment Operations
Net investment income (loss) B,C	.53	.50	.57	.42	.93 D
Net realized and unrealized gain (loss)	19.79	23.33	(13.00)	5.73	44.83
Total from investment operations	20.32	23.83	(12.43)	6.15	45.76
Distributions from net investment income	(.53)	(.49)	(.51)	(.73) E	(1.61)
Distributions from net realized gain	(7.65)	-	(12.13)	(18.68) E	(8.05)
Total distributions	(8.18)	(.49)	(12.64)	(19.41)	(9.66)
Net asset value, end of period	$111.89	$99.75	$76.41	$101.48	$114.74
Total Return F	20.58%	31.23%	(13.62)%	4.72%	62.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69%	.73%	.73%	.72% I	.74%
Expenses net of fee waivers, if any	.68%	.72%	.73%	.72% I	.74%
Expenses net of all reductions	.68%	.72%	.73%	.72% I	.73%
Net investment income (loss)	.48%	.57%	.74%	.38% I	1.04% D
Supplemental Data
Net assets, end of period (000 omitted)	$1,050,766	$927,219	$716,956	$913,649	$770,776
Portfolio turnover rate J	70%	39%	30%	99% K	78%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.44 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the merger.
Technology Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
CANADA - 2.5%
Information Technology - 2.5%
IT Services - 2.5%
Shopify Inc Class A (United States) (a)	3,607,100	403,995,200
CHINA - 3.7%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (a)(b)	1,015,442	10
Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
NXP Semiconductors NV	2,760,422	595,119,379
TOTAL CHINA		595,119,389
INDIA - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (a)	579,000	1,661,963
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (a)(b)(c)	71,863	200,498
Xsight Labs Ltd warrants 12/30/2031 (a)(b)(c)	65,613	101,700

TOTAL ISRAEL		302,198
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Renesas Electronics Corp	1	16
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	24,257	3,915,726
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	202,950	144,352,530
TAIWAN - 2.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (a)(b)	1,015,442	0
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd	10,628,488	323,081,814
TOTAL TAIWAN		323,081,814
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (a)(d)(e)	6,252,898	10,712,839
Specialty Retail - 0.0%
Cazoo Group Ltd (a)(c)	72	0
Cazoo Group Ltd Tranche 2 warrants (a)	86	0
Cazoo Group Ltd warrants (a)	78	0
Cazoo Group Ltd warrants (a)	95	0
		0
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)	19,677	17,028,869
TOTAL UNITED KINGDOM		27,741,708
UNITED STATES - 88.7%
Communication Services - 1.0%
Entertainment - 0.9%
Netflix Inc (a)	149,630	146,721,193
Interactive Media & Services - 0.1%
Epic Games Inc (a)(b)(c)	17,917	11,716,643
TOTAL COMMUNICATION SERVICES		158,437,836

Consumer Discretionary - 2.3%
Broadline Retail - 2.0%
Amazon.com Inc (a)	1,548,800	328,779,264
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (a)	301,509	41,870,555
TOTAL CONSUMER DISCRETIONARY		370,649,819

Consumer Staples - 0.0%
Food Products - 0.0%
Local Bounti Corp (a)	118,993	272,493
Industrials - 1.7%
Electrical Equipment - 0.0%
ESS Tech Inc Class A (a)	52,485	189,471
Ground Transportation - 1.7%
Lyft Inc Class A (a)	1,718,528	22,925,164
Uber Technologies Inc (a)	3,209,338	243,941,781
		266,866,945
TOTAL INDUSTRIALS		267,056,416

Information Technology - 83.7%
Communications Equipment - 4.2%
Cisco Systems Inc	10,538,273	675,608,682
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	2,198,176	146,398,521
IT Services - 3.5%
Okta Inc Class A (a)	4,410,381	399,095,377
Snowflake Inc Class A (a)	952,280	168,648,788
		567,744,165
Semiconductors & Semiconductor Equipment - 35.2%
Astera Labs Inc (a)(f)	1,000,759	74,406,432
GlobalFoundries Inc (a)	9,968,012	386,459,825
Marvell Technology Inc	7,905,817	725,912,117
Micron Technology Inc	3,778,023	353,736,293
NVIDIA Corp	27,935,440	3,489,695,166
ON Semiconductor Corp (a)	9,552,608	449,450,206
Teradyne Inc	1,460,328	160,431,634
		5,640,091,673
Software - 21.3%
Algolia Inc (a)(b)(c)	153,503	3,392,416
Celestial AI Inc (b)(c)	21,609	320,152
Coreweave Inc Class A (b)(c)	57,100	53,670,574
Crowdstrike Holdings Inc Class A (a)	189,500	73,840,570
Datadog Inc Class A (a)	2,670,406	311,235,819
HubSpot Inc (a)	329,076	238,247,733
Manhattan Associates Inc (a)	731,757	129,433,178
Microsoft Corp	3,836,186	1,522,927,481
Nutanix Inc Class A (a)	72,872	5,603,128
OpenAI Global LLC rights (a)(b)(c)	9,041,100	13,200,006
Palantir Technologies Inc Class A (a)	1,160,000	98,507,200
Salesforce Inc	1,216,952	362,469,153
Servicenow Inc (a)	591,395	549,855,416
Stripe Inc Class B (a)(b)(c)	38,600	1,301,592
Urgent.ly Inc (a)(f)	36,161	24,951
Zscaler Inc (a)	322,600	63,303,798
		3,427,333,167
Technology Hardware, Storage & Peripherals - 18.6%
Apple Inc	10,925,050	2,642,114,092
Sandisk Corp/DE (f)	1,263,811	59,209,545
Seagate Technology Holdings PLC (f)	965,794	98,424,067
Western Digital Corp (a)	3,791,433	185,514,817
		2,985,262,521
TOTAL INFORMATION TECHNOLOGY		13,442,438,729

TOTAL UNITED STATES		14,238,855,293
TOTAL COMMON STOCKS (Cost $8,475,706,796)		15,739,025,837

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	70,707	19,868,667
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (a)(b)(c)	40,842	7,901,953
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (a)(b)(c)	281,500	1,770,635
Xsight Labs Ltd Series E (b)(c)	328,066	2,568,757
Xsight Labs Ltd Series E1 (b)(c)	239,542	2,234,927

TOTAL ISRAEL		6,574,319
UNITED STATES - 1.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	1,300	321,126
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (a)(b)(c)	88,100	1,114,465
Tenstorrent Holdings Inc Series D1 (b)(c)	119,836	9,447,870
		10,562,335
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A10 (b)(c)	505,168	217,222
ABL Space Systems Co Series A8 (b)(c)	111,201	47,816
ABL Space Systems Co Series A9 (b)(c)	83,871	36,065
		301,103
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (a)(b)(c)	72,591	7,537,124
Information Technology - 1.4%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (a)(b)(c)	605,440	7,888,883
Electronic Equipment, Instruments & Components - 0.1%
Vast Data Ltd Series A (a)(b)(c)	74,785	1,685,654
Vast Data Ltd Series A1 (a)(b)(c)	184,071	4,148,960
Vast Data Ltd Series A2 (a)(b)(c)	211,741	4,772,643
Vast Data Ltd Series B (a)(b)(c)	168,485	3,797,652
Vast Data Ltd Series C (a)(b)(c)	4,912	110,716
Vast Data Ltd Series E (a)(b)(c)	160,999	3,628,917
		18,144,542
IT Services - 0.0%
Gupshup Inc (a)(b)(c)	257,284	1,919,339
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (a)(b)(c)	324,475	3,254,484
Retym Inc Series D (b)	80,495	852,442
		4,106,926
Software - 1.0%
Algolia Inc Series D (a)(b)(c)	109,867	2,428,061
Anthropic PBC Series B (b)(c)	468,400	26,272,556
Anthropic PBC Series D (b)(c)	477,478	27,951,562
Celestial AI Inc Series A (b)(c)	137,789	2,041,440
Celestial AI Inc Series B (b)(c)	103,683	1,536,136
Celestial AI Inc Series C1 (b)(c)	415,333	7,239,338
Coreweave Inc Series C (b)(c)	3,663	3,893,476
Databricks Inc Series G (a)(b)(c)	45,012	4,163,610
Databricks Inc Series H (a)(b)(c)	174,018	16,096,665
Databricks Inc Series I (a)(b)(c)	2,969	274,632
Databricks Inc Series J (b)(c)	92,119	8,521,008
Runway AI Inc Series D (b)(c)	1,308,930	15,026,859
Skyryse Inc Series B (a)(b)(c)	121,800	3,325,140
Stripe Inc Series H (a)(b)(c)	17,100	576,612
Stripe Inc Series I (a)(b)(c)	487,275	16,430,913
xAI Corp Series C (b)(c)	543,600	11,768,940
		147,546,948
Technology Hardware, Storage & Peripherals - 0.3%
Lightmatter Inc Series C1 (a)(b)(c)	191,790	12,493,201
Lightmatter Inc Series C2 (a)(b)(c)	30,125	1,998,191
Lightmatter Inc Series D (b)(c)	132,300	10,622,367
		25,113,759
TOTAL INFORMATION TECHNOLOGY		204,720,397

TOTAL UNITED STATES		223,442,085
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $209,313,186)		257,787,024

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (a)(b) (Cost $12,798,000)	711,000	5,389,380

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.35	98,687,578	98,707,316
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	63,225,179	63,231,501
TOTAL MONEY MARKET FUNDS (Cost $161,938,817)			161,938,817

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $8,859,756,799)	16,164,141,058
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(100,574,581)
NET ASSETS - 100.0%	16,063,566,477

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $357,867,032 or 2.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,712,839 or 0.1% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,712,839 or 0.1% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/23	863,181

ABL Space Systems Co Series A8	3/24/21	4,413,489

ABL Space Systems Co Series A9	10/22/21	5,098,960

Akeana Series C	1/23/24	1,124,226

Algolia Inc	10/27/21	4,489,203

Algolia Inc Series D	7/23/21	3,213,066

Anthropic PBC Series B	3/22/24	14,616,272

Anthropic PBC Series D	5/31/24	14,326,489

Astranis Space Technologies Corp Series C	3/19/21	13,271,808

Beta Technologies Inc Series A	4/09/21	5,318,743

Bolt Technology OU Series E	1/03/22	10,610,609

ByteDance Ltd Series E1	11/18/20	7,747,662

Cazoo Group Ltd	3/28/21	1,164,734

Celestial AI Inc	2/25/25	320,152

Celestial AI Inc Series A	2/25/25	2,041,440

Celestial AI Inc Series B	2/25/25	1,536,136

Celestial AI Inc Series C1	2/25/25	7,239,337

Coreweave Inc Class A	11/29/23	17,693,006

Coreweave Inc Series C	5/17/24	2,853,660

Databricks Inc Series G	2/01/21	2,661,228

Databricks Inc Series H	8/31/21	12,787,562

Databricks Inc Series I	9/14/23	218,222

Databricks Inc Series J	12/17/24	8,521,008

Discord Inc Series I	9/15/21	715,812

Epic Games Inc	3/29/21	15,856,545

Gupshup Inc	6/08/21	5,882,850

Lightmatter Inc Series C1	5/19/23	3,156,250

Lightmatter Inc Series C2	12/18/23	783,304

Lightmatter Inc Series D	10/11/24	10,614,495

OpenAI Global LLC rights	9/30/24	9,041,100

Retym Inc Series C	5/17/23 - 6/20/23	2,525,000

Revolut Group Holdings Ltd	12/27/24	17,113,995

Runway AI Inc Series D	9/06/24	14,185,273

Skyryse Inc Series B	10/21/21	3,006,020

Stripe Inc Class B	5/18/21	1,548,955

Stripe Inc Series H	3/15/21	686,138

Stripe Inc Series I	3/20/23 - 5/12/23	9,810,863

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	9,446,246

Vast Data Ltd Series A	11/28/23	822,635

Vast Data Ltd Series A1	11/28/23	2,024,781

Vast Data Ltd Series A2	11/28/23	2,329,151

Vast Data Ltd Series B	11/28/23	1,853,335

Vast Data Ltd Series C	11/28/23	54,032

Vast Data Ltd Series E	11/28/23	3,541,978

xAI Corp Series C	11/22/24	11,768,940

Xsight Labs Ltd Series D	2/16/21	2,250,874

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	2,624,535

Xsight Labs Ltd Series E1	1/11/24	1,915,378

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	508,046,789	4,596,574,429	5,005,948,786	11,508,093	34,884	-	98,707,316	98,687,578	0.2%
Fidelity Securities Lending Cash Central Fund	107,697,992	866,461,548	910,928,039	91,727	-	-	63,231,501	63,225,179	0.3%
Total	615,744,781	5,463,035,977	5,916,876,825	11,599,820	34,884	-	161,938,817	161,912,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	158,437,836	146,721,193	-	11,716,643
Consumer Discretionary	381,362,658	381,362,658	-	-
Consumer Staples	272,493	272,493	-	-
Financials	17,028,869	-	-	17,028,869
Health Care	10	-	-	10
Industrials	268,718,379	267,056,416	1,661,963	-
Information Technology	14,909,289,866	14,369,668,568	467,434,360	72,186,938
Materials	3,915,726	-	3,915,726	-

Convertible Preferred Stocks
Communication Services	19,868,667	-	-	19,868,667
Consumer Discretionary	321,126	-	-	321,126
Financials	10,562,335	-	-	10,562,335
Industrials	7,838,227	-	-	7,838,227
Information Technology	219,196,669	-	-	219,196,669

Non-Convertible Preferred Stocks
Industrials	5,389,380	-	-	5,389,380

Money Market Funds	161,938,817	161,938,817	-	-
Total Investments in Securities:	16,164,141,058	15,327,020,145	473,012,049	364,108,864
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Common Stocks
Beginning Balance	$37,610,648
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	36,846,565
Cost of Purchases	26,475,247
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$100,932,460
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$37,152,825
Convertible Preferred Stocks
Beginning Balance	$135,091,898
Net Realized Gain (Loss) on Investment Securities	(2,760,048)
Net Unrealized Gain (Loss) on Investment Securities	50,900,954
Cost of Purchases	100,626,032
Proceeds of Sales	(26,071,812)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$257,787,024
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$53,165,100
Corporate Bonds
Beginning Balance	$8,871,251
Net Realized Gain (Loss) on Investment Securities	(88,955)
Net Unrealized Gain (Loss) on Investment Securities	77,437
Cost of Purchases	-
Proceeds of Sales	(8,859,733)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$-
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$-
Non-Convertible Preferred Stocks
Beginning Balance	$6,335,010
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(945,630)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$5,389,380
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(945,630)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Technology Portfolio
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $62,211,242) - See accompanying schedule:
Unaffiliated issuers (cost $8,697,817,982)	$16,002,202,241
Fidelity Central Funds (cost $161,938,817)	161,938,817

Total Investment in Securities (cost $8,859,756,799)		$16,164,141,058
Foreign currency held at value (cost $88,891)		83,951
Receivable for fund shares sold		7,374,526
Dividends receivable		3,359,274
Distributions receivable from Fidelity Central Funds		261,957
Prepaid expenses		9,499
Other receivables		515,521
Total assets		16,175,745,786
Liabilities
Payable for investments purchased	$15,752,076
Payable for fund shares redeemed	24,104,912
Accrued management fee	8,570,369
Other payables and accrued expenses	535,643
Collateral on securities loaned	63,216,309
Total liabilities		112,179,309
Net Assets		$16,063,566,477
Net Assets consist of:
Paid in capital		$8,446,574,925
Total accumulated earnings (loss)		7,616,991,552
Net Assets		$16,063,566,477
Net Asset Value, offering price and redemption price per share ($16,063,566,477 ÷ 456,600,882 shares)		$35.18
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$67,295,262
Interest		106,485
Income from Fidelity Central Funds (including $91,727 from security lending)		11,599,820
Total income		79,001,567
Expenses
Management fee	$97,890,560
Custodian fees and expenses	190,539
Independent trustees' fees and expenses	63,939
Registration fees	232,045
Audit fees	65,806
Legal	8,928
Interest	24,230
Miscellaneous	217,466
Total expenses before reductions	98,693,513
Expense reductions	(289,225)
Total expenses after reductions		98,404,288
Net Investment income (loss)		(19,402,721)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,283,667,889
Fidelity Central Funds	34,884
Foreign currency transactions	(27,752)
Total net realized gain (loss)		1,283,675,021
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $97,363)	986,122,698
Assets and liabilities in foreign currencies	(1,195)
Total change in net unrealized appreciation (depreciation)		986,121,503
Net gain (loss)		2,269,796,524
Net increase (decrease) in net assets resulting from operations		$2,250,393,803
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(19,402,721)	$(1,129,693)
Net realized gain (loss)	1,283,675,021	580,108,027
Change in net unrealized appreciation (depreciation)	986,121,503	4,313,247,992
Net increase (decrease) in net assets resulting from operations	2,250,393,803	4,892,226,326
Distributions to shareholders	(770,558,118)	(1,273,314)

Share transactions
Proceeds from sales of shares	2,690,935,132	2,741,241,000
Reinvestment of distributions	714,940,817	1,184,140
Cost of shares redeemed	(3,132,158,812)	(1,959,510,832)

Net increase (decrease) in net assets resulting from share transactions	273,717,137	782,914,308
Total increase (decrease) in net assets	1,753,552,822	5,673,867,320

Net Assets
Beginning of period	14,310,013,655	8,636,146,335
End of period	$16,063,566,477	$14,310,013,655

Other Information
Shares
Sold	76,399,520	104,004,472
Issued in reinvestment of distributions	18,839,020	54,192
Redeemed	(89,430,551)	(75,265,716)
Net increase (decrease)	5,807,989	28,792,948

Financial Highlights
Technology Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.74	$20.46	$24.92	$27.53	$19.65
Income from Investment Operations
Net investment income (loss) B,C	(.04)	- D	.01	(.06)	(.03)
Net realized and unrealized gain (loss)	5.22	11.28	(3.76)	.83	12.98
Total from investment operations	5.18	11.28	(3.75)	.77	12.95
Distributions from net investment income	-	- D	-	-	(.03)
Distributions from net realized gain	(1.74)	-	(.71)	(3.38)	(5.04)
Total distributions	(1.74)	- D	(.71)	(3.38)	(5.07)
Net asset value, end of period	$35.18	$31.74	$20.46	$24.92	$27.53
Total Return E	15.91%	55.15%	(15.43)%	1.91%	69.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.68%	.70%	.67%	.69%
Expenses net of fee waivers, if any	.62%	.68%	.69%	.67%	.69%
Expenses net of all reductions	.62%	.68%	.69%	.67%	.68%
Net investment income (loss)	(.12)%	(.01)%	.02%	(.23)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,063,566	$14,310,014	$8,636,146	$11,053,788	$11,986,342
Portfolio turnover rate H	44%	29%	24%	87%	107%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Technology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$ 100,932,460	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.6 - 19.1 / 15.3	Increase
		Market approach	Transaction price	$8.00 - $865.42 / $835.31	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.2%	Increase
			Term	3.0	Increase
Convertible Preferred Stocks	$ 257,787,024	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.3 - 51.0 / 16.8	Increase
		Market approach	Transaction price	$8.00 - $17.43 / $13.33	Increase
		Black scholes	Volatility	50.0% - 80.0% / 62.4%	Increase
			Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	2.0 - 4.0 / 2.9	Increase
Non-Convertible Preferred Stocks	$ 5,389,380	Market comparable	Enterprise value/Revenue multiple (EV/R)	4.8	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. Software and IT Services Portfolio and Technology Portfolio have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Semiconductors Portfolio	679,603
Software and IT Services Portfolio	456,680
Tech Hardware Portfolio	76,123
Technology Portfolio	426,957

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Enterprise Technology Services Portfolio	861,855,346	952,832,548	(19,173,887)	933,658,661
Semiconductors Portfolio	12,033,081,135	8,086,831,961	(1,065,680,410)	7,021,151,551
Software and IT Services Portfolio	4,592,901,650	5,890,332,332	(212,157,945)	5,678,174,387
Tech Hardware Portfolio	670,701,921	390,030,443	(15,177,826)	374,852,617
Technology Portfolio	8,908,198,099	7,969,840,950	(713,897,991)	7,255,942,959

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Enterprise Technology Services Portfolio	9,508,964	177,273,608	933,646,451
Semiconductors Portfolio	-	825,596,943	7,021,151,551
Software and IT Services Portfolio	-	155,448,540	5,678,049,683
Tech Hardware Portfolio	5,990,876	70,051,288	374,554,168
Technology Portfolio	243,175,217	117,884,592	7,255,931,742

The tax character of distributions paid was as follows:

February 28, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Enterprise Technology Services Portfolio	1,143,453	303,864,449	305,007,902
Semiconductors Portfolio	-	790,458,959	790,458,959
Software and IT Services Portfolio	60,040,597	1,024,591,366	1,084,631,963
Tech Hardware Portfolio	15,026,741	57,689,102	72,715,843
Technology Portfolio	173,453,209	597,104,909	770,558,118

February 29, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Enterprise Technology Services Portfolio	148,388	74,785,339	74,933,727
Semiconductors Portfolio	11,274,392	807,586,647	818,861,039
Software and IT Services Portfolio	2,394,647	850,735,883	853,130,530
Tech Hardware Portfolio	4,572,286	-	4,572,286
Technology Portfolio	1,273,314	-	1,273,314

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Enterprise Technology Services Portfolio	1,127,569,171	1,610,839,382
Semiconductors Portfolio	12,916,216,307	10,985,307,550
Software and IT Services Portfolio	1,501,702,299	3,293,230,539
Tech Hardware Portfolio	685,432,557	755,633,036
Technology Portfolio	6,767,755,578	7,080,170,372

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Semiconductors Portfolio	25,960,540	739,916,327	760,643,821
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Enterprise Technology Services Portfolio	.69
Semiconductors Portfolio	.64
Software and IT Services Portfolio	.64
Tech Hardware Portfolio	.68
Technology Portfolio	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Enterprise Technology Services Portfolio	.65
Semiconductors Portfolio	.62
Software and IT Services Portfolio	.62
Tech Hardware Portfolio	.67
Technology Portfolio	.62

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Enterprise Technology Services Portfolio	24,078
Semiconductors Portfolio	156,677
Software and IT Services Portfolio	8,874
Tech Hardware Portfolio	9,270
Technology Portfolio	62,245

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Enterprise Technology Services Portfolio	Borrower	5,562,792	5.34%	41,117
Semiconductors Portfolio	Borrower	27,981,974	5.22%	158,106
Tech Hardware Portfolio	Borrower	11,932,800	5.23%	8,673
Technology Portfolio	Borrower	22,416,375	4.86%	24,230

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Enterprise Technology Services Portfolio	43,956,438	98,379,551	28,587,813
Semiconductors Portfolio	840,704,034	1,177,580,780	320,374,122
Software and IT Services Portfolio	121,175,049	368,250,736	156,058,089
Tech Hardware Portfolio	12,633,532	95,070,509	21,014,865
Technology Portfolio	879,007,285	649,743,512	168,642,863
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Enterprise Technology Services Portfolio	2,820
Semiconductors Portfolio	27,203
Software and IT Services Portfolio	17,180
Tech Hardware Portfolio	1,474
Technology Portfolio	22,955
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Enterprise Technology Services Portfolio	10,946	-	-
Semiconductors Portfolio	463,167	91,415	-
Software and IT Services Portfolio	4,667	-	-
Tech Hardware Portfolio	877	-	-
Technology Portfolio	9,580	6,096	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Semiconductors Portfolio	68,469,375
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Enterprise Technology Services Portfolio	3,428,167	5.83%	3,331
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Tech Hardware Portfolio	6
Technology Portfolio	6,899

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Enterprise Technology Services Portfolio	42,136
Semiconductors Portfolio	297,851
Software and IT Services Portfolio	252,451
Tech Hardware Portfolio	18,880
Technology Portfolio	282,326
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, and Technology Portfolio
 Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, and Technology Portfolio (five of the funds constituting Fidelity Select Portfolios, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
 Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Enterprise Technology Services Portfolio	$368,287,745
Semiconductors Portfolio	$1,758,110,115
Software and IT Services Portfolio	$1,062,499,244
Tech Hardware Portfolio	$122,299,760
Technology Portfolio	$714,989,501
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Enterprise Technology Services Portfolio
April 2024 December 2024	100% 100%
Software and IT Services Portfolio
April 2024 December 2024	72% -
Tech Hardware Portfolio
April 2024 December 2024	95% 32%
Technology Portfolio
April 2024 December 2024	- 23%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Enterprise Technology Services Portfolio
April 2024 December 2024	100% 100%
Software and IT Services Portfolio
April 2024 December 2024	80.37% -
Tech Hardware Portfolio
April 2024 December 2024	96.61% 54.90%
Technology Portfolio
April 2024 December 2024	- 28.89%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	April, 2024	December, 2024
Software and IT Services Portfolio	100%	-
Tech Hardware Portfolio	-	100%
Technology Portfolio	-	100%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Tech Hardware Portfolio	$205,670
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813669.120
SELTEC-ANN-0425
Fidelity® Select Portfolios®
Energy Sector

Energy Portfolio

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Energy Portfolio
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
CANADA - 10.7%
Energy - 10.7%
Oil, Gas & Consumable Fuels - 10.7%
Canadian Natural Resources Ltd	2,743,260	77,457,868
Cenovus Energy Inc	6,408,506	88,636,051
Imperial Oil Ltd	364,800	24,733,528
Suncor Energy Inc	466,700	17,858,311

TOTAL CANADA		208,685,758
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	149,300	2,897,737
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Odfjell Drilling Ltd	795,618	4,294,796
UNITED KINGDOM - 3.0%
Energy - 3.0%
Energy Equipment & Services - 3.0%
Subsea 7 SA	106,600	1,634,496
TechnipFMC PLC	1,923,672	56,632,904

TOTAL UNITED KINGDOM		58,267,400
UNITED STATES - 85.0%
Energy - 81.5%
Energy Equipment & Services - 9.8%
Baker Hughes Co Class A	991,000	44,188,690
National Energy Services Reunited Corp (a)	4,222,520	34,624,664
Oceaneering International Inc (a)	29,630	654,526
Schlumberger NV	2,092,869	87,188,923
Valaris Ltd (a)(b)	683,700	24,408,090
		191,064,893
Oil, Gas & Consumable Fuels - 71.7%
Antero Resources Corp (a)	939,700	34,486,990
Cheniere Energy Inc	459,112	104,934,639
Chevron Corp	715,817	113,542,893
Chord Energy Corp	78,652	8,989,924
ConocoPhillips	562,066	55,728,844
Diamondback Energy Inc	364,300	57,909,128
Energy Transfer LP	5,135,300	99,059,937
EOG Resources Inc	74,364	9,439,766
Exxon Mobil Corp	4,362,172	485,640,609
Hess Corp	398,500	59,352,590
Marathon Petroleum Corp	577,592	86,742,767
Northern Oil & Gas Inc	123,860	3,901,589
Occidental Petroleum Corp (b)	1,356,415	66,247,309
Ovintiv Inc	979,200	42,556,032
Permian Resources Corp Class A	1,019,100	14,359,119
Phillips 66	202,373	26,245,754
Range Resources Corp	746,900	27,724,928
SM Energy Co	183,300	5,995,742
Targa Resources Corp	169,600	34,211,712
Valero Energy Corp	511,100	66,816,103
		1,403,886,375
Industrials - 0.9%
Machinery - 0.9%
Chart Industries Inc (a)	92,700	17,663,985
Utilities - 2.6%
Independent Power and Renewable Electricity Producers - 2.6%
Vistra Corp	374,400	50,042,304
TOTAL UNITED STATES		1,662,657,557
TOTAL COMMON STOCKS (Cost $1,106,390,931)		1,936,803,248

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $51,474,282)	4.35	51,469,136	51,474,282

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,157,865,213)	1,988,277,530
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(31,556,822)
NET ASSETS - 100.0%	1,956,720,708

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment made with cash collateral received from securities on loan.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	392,136	201,904,371	202,296,751	212,855	244	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	29,770,054	1,018,797,688	997,093,460	81,306	-	-	51,474,282	51,469,136	0.2%
Total	30,162,190	1,220,702,059	1,199,390,211	294,161	244	-	51,474,282	51,469,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	1,869,096,959	1,869,096,959	-	-
Industrials	17,663,985	17,663,985	-	-
Utilities	50,042,304	50,042,304	-	-

Money Market Funds	51,474,282	51,474,282	-	-
Total Investments in Securities:	1,988,277,530	1,988,277,530	-	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $50,473,992) - See accompanying schedule:
Unaffiliated issuers (cost $1,106,390,931)	$1,936,803,248
Fidelity Central Funds (cost $51,474,282)	51,474,282

Total Investment in Securities (cost $1,157,865,213)		$1,988,277,530
Receivable for investments sold		15,937,798
Receivable for fund shares sold		1,063,254
Dividends receivable		8,122,523
Distributions receivable from Fidelity Central Funds		7,847
Prepaid expenses		1,322
Other receivables		529,376
Total assets		2,013,939,650
Liabilities
Payable to custodian bank	$2,130,037
Payable for fund shares redeemed	2,042,452
Accrued management fee	1,061,564
Other payables and accrued expenses	511,214
Collateral on securities loaned	51,473,675
Total liabilities		57,218,942
Net Assets		$1,956,720,708
Net Assets consist of:
Paid in capital		$1,954,990,306
Total accumulated earnings (loss)		1,730,402
Net Assets		$1,956,720,708
Net Asset Value, offering price and redemption price per share ($1,956,720,708 ÷ 33,529,436 shares)		$58.36
Statement of Operations
Year ended February 28, 2025
Investment Income
Dividends		$54,751,096
Income from Fidelity Central Funds (including $81,306 from security lending)		294,161
Total income		55,045,257
Expenses
Management fee	$13,788,028
Custodian fees and expenses	56,813
Independent trustees' fees and expenses	9,026
Registration fees	91,005
Audit fees	65,966
Legal	8,395
Interest	35,052
Miscellaneous	58,336
Total expenses before reductions	14,112,621
Expense reductions	(43,233)
Total expenses after reductions		14,069,388
Net Investment income (loss)		40,975,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	130,104,145
Fidelity Central Funds	244
Foreign currency transactions	(843)
Total net realized gain (loss)		130,103,546
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(97,423,353)
Assets and liabilities in foreign currencies	(2,464)
Total change in net unrealized appreciation (depreciation)		(97,425,817)
Net gain (loss)		32,677,729
Net increase (decrease) in net assets resulting from operations		$73,653,598
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,975,869	$47,706,355
Net realized gain (loss)	130,103,546	257,847,130
Change in net unrealized appreciation (depreciation)	(97,425,817)	(191,126,185)
Net increase (decrease) in net assets resulting from operations	73,653,598	114,427,300
Distributions to shareholders	(37,251,795)	(42,949,687)

Share transactions
Proceeds from sales of shares	610,352,608	545,563,294
Reinvestment of distributions	34,552,503	39,788,327
Cost of shares redeemed	(856,148,361)	(1,365,976,841)

Net increase (decrease) in net assets resulting from share transactions	(211,243,250)	(780,625,220)
Total increase (decrease) in net assets	(174,841,447)	(709,147,607)

Net Assets
Beginning of period	2,131,562,155	2,840,709,762
End of period	$1,956,720,708	$2,131,562,155

Other Information
Shares
Sold	9,890,863	9,594,074
Issued in reinvestment of distributions	613,196	711,141
Redeemed	(14,061,616)	(24,924,355)
Net increase (decrease)	(3,557,557)	(14,619,140)

Financial Highlights
Energy Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.47	$54.94	$45.24	$29.25	$26.79
Income from Investment Operations
Net investment income (loss) B,C	1.16	1.12	1.46	.96	.99 D
Net realized and unrealized gain (loss)	.84	2.51	9.64	15.82	2.27
Total from investment operations	2.00	3.63	11.10	16.78	3.26
Distributions from net investment income	(1.11)	(1.10)	(1.40)	(.79)	(.80)
Total distributions	(1.11)	(1.10)	(1.40)	(.79)	(.80)
Net asset value, end of period	$58.36	$57.47	$54.94	$45.24	$29.25
Total Return E	3.55%	6.66%	24.63%	58.37%	13.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.65%	.74%	.73%	.77%	.85%
Expenses net of fee waivers, if any	.65%	.73%	.73%	.77%	.85%
Expenses net of all reductions	.65%	.73%	.73%	.77%	.84%
Net investment income (loss)	1.90%	2.00%	2.75%	2.79%	4.50% D
Supplemental Data
Net assets, end of period (000 omitted)	$1,956,721	$2,131,562	$2,840,710	$2,407,641	$980,644
Portfolio turnover rate H	15%	17%	43%	56% I	31%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.82%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Energy Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Energy Portfolio	$462,192

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$871,781,994
Gross unrealized depreciation	(45,815,113)
Net unrealized appreciation (depreciation)	$825,966,881
Tax Cost	$1,162,310,649

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,255,146
Capital loss carryforward	$(822,959,428)
Net unrealized appreciation (depreciation) on securities and other investments	$821,777,014

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(494,311,977)
Long-term	(328,647,451)
Total capital loss carryforward	$(822,959,428)

Due to a merger in a prior period, approximately $386,604,183 of the Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $2,077,904 of those capital losses per year to offset gains. These realized losses were acquired from Select Natural Gas Portfolio when it merged into the Fund on November 19, 2021.

Due to a merger in a prior period, approximately $316,533,793 of the Fund's realized losses and a portion of the Fund's unrealized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $3,367,549 of those capital losses per year to offset gains. These realized and unrealized losses were acquired from Select Energy Service Portfolio when it merged into the Fund on November 19, 2021.

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$37,251,795	$ 42,949,687
Total	$37,251,795	$ 42,949,687

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	321,013,999	539,848,656
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Energy Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Energy Portfolio	.64

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions.  A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Energy Portfolio	12,837

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Energy Portfolio	Borrower	4,376,900	5.50%	33,444

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Energy Portfolio	24,397,860	25,190,710	5,369,181
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Energy Portfolio	3,311
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Energy Portfolio	8,688	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Energy Portfolio	993,000	5.83%	1,608
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $43,233.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and Shareholders of Energy Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Energy Portfolio (one of the funds constituting Fidelity Select Portfolios, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $320,795 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100% and 94% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.813649.120
SELNR-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025